UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-05518

                             The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

                                  Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

                                 Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

THE RBB FUND, INC.

Money Market Portfolio

Fund Expense Examples

(Unaudited)

As a shareholder of the Money Market Portfolio (the “Portfolio”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Money Market Portfolio – Bedford Class
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,000.10	$1.36
Hypothetical (5% return before expenses)	1,000.00	1,023.78	1.37

	Money Market Portfolio – Sansom Street Class
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,000.20	$1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.88	1.27

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.27% for the Bedford Class shares and 0.25% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Portfolio’s ending account value on the first line in each table is based on the actual six-month total return of 0.01% for the Bedford Class shares and 0.02% for the Sansom Street Class shares.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio Holdings Summary Table

August 31, 2012

(Unaudited)

Security Type	% of Net Assets	Value

Short Term Investments:
Commercial Paper	36.2%	$232,637,662
Certificates of Deposit	30.1	193,300,000
U.S. Treasury Obligations	10.7	68,659,424
Agency Obligations	8.3	53,135,831
Municipal Bonds	6.8	43,435,000
Repurchase Agreement	6.5	41,950,000
Variable Rate Obligations	1.4	8,600,000
Other Assets in Excess of Liabilities	0.0	233,292

NET ASSETS	100.0%	$641,951,209

Portfolio holdings are subject to change at any time.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

August 31, 2012

	Par (000)	Value
CERTIFICATES OF DEPOSIT—30.1%
Euro Dollar Certificates of Deposit—1.6%
National Australia Bank Ltd, London
0.476%, 04/10/13	$10,000	$10,000,000

Yankee Dollar Certificates Of Deposit(a)—28.5%
Bank of Montreal, Chicago
0.320%, 12/11/12	5,000	5,000,000
0.458%, 07/17/13(b)	5,000	5,000,000
Bank of Nova Scotia, Houston(b)
0.329%, 02/11/13	8,000	8,000,000
0.287%, 02/15/13	10,000	10,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd., New York
0.360%, 10/05/12	6,500	6,500,000
0.430%, 11/14/12	5,000	5,000,000
0.480%, 01/24/13	10,000	10,000,000
Credit Suisse, New York
0.340%, 09/05/12	8,000	8,000,000
0.330%, 09/14/12	5,000	5,000,000
Nordea Bank Finland PLC, New York
0.280%, 09/18/12	7,000	7,000,000
0.360%, 10/11/12	10,000	10,000,000
Norinchukin Bank, New York
0.170%, 09/04/12	10,000	10,000,000
0.170%, 09/04/12	20,000	20,000,000
Rabobank Nederland NV, New York
0.530%, 10/25/12	12,000	12,000,000
0.632%, 04/24/13(b)	6,300	6,300,000
Royal Bank of Canada, New York(b)
0.479%, 05/16/13	6,500	6,500,000
Sumitomo Mitsui Banking Corp., New York
0.350%, 09/12/12	5,000	5,000,000
0.350%, 09/24/12	10,000	10,000,000
0.320%, 11/13/12	5,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd.
0.370%, 10/10/12	15,000	15,000,000
Toronto Dominion Bank, New York
0.320%, 03/18/13	7,000	7,000,000
Westpac Banking Corp., New York
0.344%, 01/04/13(b)	7,000	7,000,000

		183,300,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $193,300,000)		193,300,000

	Par (000)	Value
COMMERCIAL PAPER—36.2%
Asset Backed—21.7%
Alpine Securitization Corp.(c)
0.200%, 09/07/12	$15,000	$14,999,500
Atlantis One Funding Corp.(c)
0.330%, 09/07/12	5,000	4,999,725
0.290%, 10/09/12	5,000	4,998,469
0.270%, 11/06/12	15,000	14,992,575
Bryant Park Funding LLC(c)
0.020%, 09/04/12	20,000	19,999,667
Cancara Asset Securitization LLC(c)
0.250%, 09/04/12	13,500	13,499,719
Fairway Finance Co. LLC
0.330%, 12/03/12(c)	5,000	4,995,737
0.284%, 12/07/12(b)	15,000	15,000,000
Gemini Securitization Corp. LLC(c)
0.410%, 11/05/12	5,000	4,996,299
Liberty Street Funding LLC(c)
0.160%, 09/06/12	8,000	7,999,822
Metlife Short Term Funding LLC(c)
0.260%, 11/26/12	10,000	9,993,789
0.289%, 01/14/13	10,000	9,989,125
Mont Blanc Capital Corp(c)
0.420%, 09/05/12	5,000	4,999,767
Victory Receivables Corp.(c)
0.270%, 11/27/12	8,000	7,994,780

		139,458,974

Banks—14.5%
Commonwealth Bank of Australia
0.230%, 10/17/12(c)	2,000	1,999,412
0.379%, 01/14/13(b)	3,500	3,500,000
ING US Funding LLC(c)
0.360%, 11/05/12	10,000	9,993,500
0.380%, 11/16/12	10,000	9,991,978
National Australia Funding (Delaware), Inc.(c)
0.275%, 01/28/13	5,000	4,994,309
Nordea North America, Inc., Delaware(c)
0.360%, 10/03/12	5,000	4,998,400
NRW Bank(c)
0.240%, 11/26/12	10,000	9,994,267
Rabobank USA Financial Corp.(c)
0.570%, 09/17/12	5,000	4,998,733
0.485%, 02/01/13	7,000	6,985,571

The accompanying notes are an integral part of the financial statements.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

August 31, 2012

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
State Street Corp.(c)
0.220%, 09/05/12	$7,000	$6,999,829
0.200%, 09/10/12	6,000	5,999,700
0.240%, 11/01/12	7,250	7,247,052
0.300%, 01/11/13	5,000	4,994,500
Svenska Handelsbanken, Inc.
0.300%, 10/26/12(c)	5,000	4,997,708
Westpac Banking Corp.(c)
0.500%, 04/02/13	5,500	5,483,729

		93,178,688

TOTAL COMMERCIAL PAPER
(Cost $232,637,662)		232,637,662

MUNICIPAL BONDS—6.8%
California—1.1%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac)(b)(d) 0.180%, 09/07/12	3,100	3,100,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae)(b)(d) 0.140%, 09/07/12	4,000	4,000,000

		7,100,000

Colorado—1.0%
Colorado State, Housing Finance Authority, Class I, Series A-3, RB (LOC: Fannie Mae, Freddie Mac)(b)(d)
0.180%, 09/07/12	6,500	6,500,000

Connecticut—0.9%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank)(b)(d)
0.170%, 09/07/12	5,400	5,400,000

New York—3.2%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae)(b)(d) 0.170%, 09/07/12	6,000	6,000,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
New York—(Continued)
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank)(b)(d) 0.160%, 09/07/12	$4,335	$4,335,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac)(b)(d) 0.140%, 09/07/12	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA)(b)(d)
0.170%, 09/07/12	5,000	5,000,000

		20,535,000

Texas—0.6%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.)(b)(d) 0.170%, 09/07/12	3,900	3,900,000

TOTAL MUNICIPAL BONDS
(Cost $43,435,000)		43,435,000

VARIABLE RATE OBLIGATIONS—1.4%
Banks—1.4%
JPMorgan Chase Bank NA(b)
0.525%, 05/17/13	8,600	8,600,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $8,600,000)		8,600,000

AGENCY OBLIGATIONS—8.3%
Fannie Mae
0.110%, 09/10/12(c)	3,453	3,452,905
0.268%, 09/17/12(b)	6,000	5,999,947
0.267%, 12/20/12(b)	3,500	3,499,786
Federal Home Loan Bank
0.155%, 11/02/12(c)	2,000	1,999,466
Freddie Mac
0.186%, 11/02/12(b)	7,000	6,999,280
0.310%, 01/24/13(b)	4,000	3,999,360
0.360%, 09/03/13(b)	5,000	4,998,986
0.179%, 09/13/13(b)	22,200	22,186,101

TOTAL AGENCY OBLIGATIONS
(Cost $53,135,831)		53,135,831

The accompanying notes are an integral part of the financial statements.

4

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

August 31, 2012

	Par (000)	Value
U.S. TREASURY OBLIGATIONS—10.7%
U.S. Treasury Bills
0.136%, 02/07/13(c)	$10,000	$9,993,993
U.S. Treasury Notes
0.375%, 09/30/12	13,200	13,202,305
3.625%, 12/31/12	7,000	7,079,561
2.875%, 01/31/13	11,000	11,122,421
0.625%, 02/28/13	2,700	2,705,770
0.625%, 04/30/13	17,000	17,046,981
0.375%, 06/30/13	7,500	7,508,393

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $68,659,424)		68,659,424

REPURCHASE AGREEMENTS—6.5%
Deutsche Bank Securities, Inc. (Tri-Party Agreement dated 08/31/12 to be repurchased at $31,707,705, collateralized by $31,953,000 par value, Federal Farm Credit Bank, 1.125%, due 02/27/2014, Fair Value of the collateral is $32,341,708) 0.200%, 09/04/12	31,707	31,707,000
Goldman Sachs & Co. (Tri-Party Agreement dated 08/31/12 to be repurchased at $10,243,228, collateralized by $9,920,112, par value, Federal National Mortgage Backed Security, 3.500%, due 01/01/2027, Fair Value of the collateral is $10,550,290) 0.200%, 09/04/12	10,243	10,243,000

TOTAL REPURCHASE AGREEMENTS
(Cost $41,950,000)		41,950,000

TOTAL INVESTMENTS AT VALUE—100.0%
(Cost $641,717,917)*		641,717,917

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		233,292

NET ASSETS (APPLICABLE TO 641,700,674 BEDFORD SHARES AND 240,047 SANSOM STREET SHARES )—100.0%		$641,951,209

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)	Issuer is a US branch of a foreign domiciled bank.

(b)	Variable Rate Security. Rate shown is as of report date.

(c)	Rate disclosed represents the discount rate at the time of purchase.

(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the financial statements.

5

THE RBB FUND, INC.

Money Market Portfolio

Statement of Assets and Liabilities

August 31, 2012

ASSETS
Investments, at value (Cost $ 599,767,917)	$599,767,917
Repurchase agreement, at value (Cost $41,950,000)	41,950,000
Cash	8,852
Receivables
Interest receivable	264,141
Prepaid expenses and other assets	187,750

Total assets	642,178,660

LIABILITIES
Payables
Distribution to shareholders	164
Investment advisory and administration fees	67,689
Printing fees	50,527
Professional fees	46,558
Directors’ and officers’ fees	15,796
Custodian fees	11,273
Distribution fees (Bedford Class)	11,069
Transfer agent fees	10,986
Regulatory administration fees	5,284
Service organization fees (Sansom Street Class)	1,405
Other accrued expenses and liabilities	6,700

Total liabilities	227,451

Net Assets	$641,951,209

NET ASSETS CONSIST OF
Par Value	$641,941
Paid-in Capital	641,298,756
Accumulated net realized gain from investments	10,512

Net Assets	$641,951,209

BEDFORD CLASS
Net assets	$641,711,176

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	641,700,674

Net asset value, offering and redemption price per share	$1.00

SANSOM STREET CLASS
Net assets	$240,033

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	240,047

Net asset value, offering and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

6

THE RBB FUND, INC.

Money Market Portfolio

Statement of Operations

For the Year Ended August 31, 2012

Investment Income
Interest	$1,965,768

Total investment income	1,965,768

Expenses
Distribution fees (Bedford Class)(1)	4,655,954
Investment advisory and administration fees	2,890,436
Custodian fees	149,278
Printing and shareholder reporting fees	146,065
Professional fees	132,565
Directors’ and officers’ fees	88,380
Regulatory administration fees	61,101
Transfer agent fees	45,714
Insurance fees	36,070
Registration and filing fees	28,381
Other expenses	16,390

Total expenses before waivers	8,250,334
Less: Advisory and administration waivers	(1,936,524)
Less: Distribution fee waivers (Bedford Class)(1)	(4,512,694)

Net expenses after waivers	1,801,116

Net investment income	164,652

Net realized gain from investments	10,512

Net increase in net assets resulting from operations	$175,164

(1)	See Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

7

THE RBB FUND, INC.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase in net assets from operations:
From operations:
Net investment income	$164,652	$146,050
Net realized gain from investments	10,512	18,236

Net increase in net assets resulting from operations	175,164	164,286

Dividends to shareholders from:
Net investment income:
Bedford Class	(181,565)	(142,022)
Sansom Street Class	(1,323)	(15,841)

Net decrease in net assets from dividends to shareholders	(182,888)	(157,863)

Capital transactions (at $1.00 per share):
Proceeds from shares sold:
Bedford Class	717,471,265	981,059,807
Sansom Street Class	4,334,284	111,311,969
Shares issued on reinvestment of distributions:
Bedford Class	178,351	139,263
Sansom Street Class	138	316
Shares repurchased:
Bedford Class	(797,075,673)	(853,630,447)
Sansom Street Class	(23,614,456)	(129,500,272)

Increase/(decrease) in net assets derived from capital transactions	(98,706,091)	109,380,636

Total increase/(decrease) in net assets	(98,713,815)	109,387,059
Net assets:
Beginning of year	740,665,024	631,277,965

End of year	$641,951,209	$740,665,024

Undistributed net investment income, end of year	$—	$18,236

Share Transactions:
Shares sold
Bedford Class	717,471,265	981,059,807
Sansom Street Class	4,334,284	111,311,969
Dividends and distributions reinvested
Bedford Class	178,351	139,263
Sansom Street Class	138	316
Shares repurchased
Bedford Class	(797,075,673)	(853,630,447)
Sansom Street Class	(23,614,456)	(129,500,272)

Total Share Activity	(98,706,091)	109,380,636

The accompanying notes are an integral part of the financial statements.

8

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights

(For a Share Outstanding Throughout each Year)

	The Bedford Class

	For the Year Ended August 31, 2012		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.0003		0.0002		0.0003		0.0074		0.0307
Net gains (losses) on securities	—(b	)	—(b	)	—(b	)	—(b	)	—(b	)

Total net income from investment operations	0.0003		0.0002		0.0003		0.0074		0.0307

Less dividends and distributions:
Dividends (from net investment income)	(0.0003)		(0.0002)		(0.0003)		(0.0074)		(0.0307)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.03%		0.02%		0.03%		0.74%		3.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$641,711		$721,145		$593,570		$545,194		$319,387
Ratios of expenses to average net assets(a)	0.25%		0.27%		0.31%		0.69%		0.90%
Ratios of net investment income to average net assets	0.02%		0.02%		0.02%		0.65%		2.94%

(a)	Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.15%, 1.12%, 1.18%, 1.24% and 1.23% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(b)	Amount is less than $0.00005 per share.

The accompanying notes are an integral part of the financial statements.

9

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights (Concluded)

(For a Share Outstanding Throughout each Year)

	The Sansom Street Class

	For the Year Ended August 31, 2012		For the Year Ended August 31, 2011		For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income	0.0004		0.0006		0.0010		0.0121		0.0365
Net gains (losses) on securities	—(b	)	—(b	)	—(b	)	—(b	)	—(b	)

Total net income from investment operations	0.0004		0.0006		0.0010		0.0121		0.0365

Less dividends and distributions:
Dividends (from net investment income)	(0.0004)		(0.0006)		(0.0010)		(0.0121)		(0.0365)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.05%		0.06%		0.10%		1.21%		3.71%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$240		$19,520		$37,708		$32,496		$28,749
Ratios of expenses to average net assets(a)	0.23%		0.23%		0.24%		0.25%		0.31%
Ratios of net investment income to average net assets	0.04%		0.06%		0.09%		0.93%		3.64%

(a)	Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.50%, 0.47%, 0.54%, 0.60% and 0.60% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(b)	Amount is less than $0.00005 per share.

The accompanying notes are an integral part of the financial statements.

10

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements

August 31, 2012

1. Summary of Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio (“Portfolio”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Portfolio has issued shares with a par value of $0.001.

SECURITY VALUATION — Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of net assets).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Portfolio’s net assets carried at fair value:

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$641,717,917	$—	$641,717,917	$—

*	Please refer to the Schedule of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is

11

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

August 31, 2012

willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Fund records security transactions based on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution fee and service organization fees, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily, recorded on the ex-dividend date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

FEDERAL INCOME TAXES — No provision is made for federal income taxes. It is the Company’s intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

REPURCHASE AGREEMENTS — Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio’s custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and

12

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

August 31, 2012

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Investment Adviser and Other Services

Pursuant to an Investment Advisory and Administration Agreement, BlackRock Advisors LLC. (the “Adviser” or “BALLC”), an indirect wholly owned subsidiary of BlackRock, Inc., serves as investment adviser and administrator for the Portfolio.

BALLC (assignee of BlackRock Institutional Management Corporation) and BNY Mellon Investment Servicing (US) Inc, (“BNY Mellon”), have entered into a delegation agreement on behalf of the Portfolio, wherein BNY Mellon has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BALLC.

For its advisory services, BALLC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio’s average daily net assets:

Annual Rate
0.45% of first $250 million of net assets;
0.40% of next $250 million of net assets; and
0.35% of net assets in excess of $500 million.

Effective December 20, 2011 the Adviser has contractually agreed to waive fees and/or reimburse expenses for the Portfolio such that total annual Portfolio operating expenses after fee waivers and/or expense reimbursements (excluding certain Portfolio expenses) do not exceed 0.25%. The following expenses are excluded from the contractual limitation: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with U.S. GAAP; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; (iv) distribution and servicing (12b-1) Fees; and (v) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business, if any, of the Bedford Shares and the Sansom Street Shares of the Portfolio. This contractual limitation is in effect until January 1, 2013 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may terminate this arrangement at any time after January 1, 2013. Prior to December 20, 2011, the Adviser voluntarily waived a portion of its management fees and/or reimbursed expenses for the Portfolio.

13

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

August 31, 2012

For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2012, advisory fees and waivers were as follows:

Gross Advisory and Administration Fee	Waiver	Net Advisory and Administration Fee
$2,890,436	$(1,936,524)	$953,912

As of August 31, 2012, the Portfolio owed BALLC $67,689 in advisory and administration fees.

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolio’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon provides certain custodian services to the Portfolio and is entitled to receive out of pocket expenses.

BNY Mellon and Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors LLC (“Foreside Distributors”), may also voluntarily waive a portion of their fees and/or reimburse expenses.

The Portfolio will not pay BALLC, BNY Mellon or Foreside Distributors at a later time for any amounts waived or assumed.

The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Portfolio has entered into a Distribution Agreement with Foreside Distributors.

The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to Foreside Distributors of up to 0.65% on an annualized basis. Foreside Distributors may voluntarily waive these fees at its discretion. For the year ended August 31, 2012, distribution fees paid to Foreside Distributors for the Bedford Class were as follows:

	Gross Distribution Fee	Waiver	Net Distribution Fee
Bedford Class	$4,655,954	$(4,512,694)	$143,260

The Portfolio has entered into service agreements with BNY Mellon which render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares.

3. Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the year ended August 31, 2012 was $53,162. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Portfolio or the Company.

14

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

August 31, 2012

4. Federal Income Tax Information

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

The Portfolio has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolio to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolio has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolio is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

The tax-basis cost of investments equals the book-basis cost of investments of $641,717,917.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2012, the Portfolio had $10,676 of undistributed ordinary income for federal tax purposes.

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for Federal income tax purposes.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

Ordinary Income
2012	$182,888
2011	157,863

Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act is August 31, 2012. During the fiscal year ended August 31, 2012, the Fund did not utilize any prior year capital loss carry forwards. As of August 31, 2012 the Portfolio had no pre- or post enactment capital loss carry forwards.

15

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Concluded)

August 31, 2012

5. Subsequent Event

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of the Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The RBB Fund, Inc. Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended August 31, 2010 were audited by other independent accountants whose report, dated October 25, 2010, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers, LLP

October 26, 2012

17

THE RBB FUND, INC.

Money Market Portfolio

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Portfolio is required to be provided to shareholders based upon the Portfolio’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the year ended August 31, 2012, the Portfolio paid $182,888 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

A total of 14.68% of dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is exempt from state income tax.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 89.47%.

Because the Portfolio’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Portfolio, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Portfolio.

18

THE RBB FUND, INC.

Money Market Portfolio

Additional Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Bedford	(800) 888-9723
Sansom Street	(800) 430-9618

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting Results

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including PricewaterhouseCoopers LLP, which serves as the independent registered public accounting firm of the Portfolio.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 1,015,484,479.979 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

19

THE RBB FUND, INC.

Money Market Portfolio

Additional Information (Continued)

(Unaudited)

With respect to the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the Meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	902,427,675	2,958,737	4,987,324

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory and administration agreement between BALLC and the Company (the “Investment Advisory and Administration Agreement”) on behalf of the Portfolio at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory and Administration Agreement for an additional one-year term. The Board’s decision to approve the Investment Advisory and Administration Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Investment Advisory and Administration Agreement, the Board considered information provided by BALLC with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory and Administration Agreement between the Company and BALLC with respect to the Portfolio, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of BALLC’s services provided to the Portfolio; (ii) descriptions of the experience and qualifications of BALLC’s personnel providing those services; (iii) BALLC’s investment philosophies and processes; (iv) BALLC’s assets under management and client descriptions; (v) BALLC’s trade allocation policies; (vi) BALLC’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) BALLC’s compliance procedures; (viii) BALLC’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Portfolio; (ix) the extent to which economies of scale are relevant to the Portfolio; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing the Portfolio’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Portfolio to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Portfolio to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by BALLC. The Directors concluded that BALLC had substantial resources to provide services to the Portfolio and that BALLC’s services had been acceptable.

The Directors also considered the investment performance of the Portfolio and BALLC. Information on the Portfolio’s investment performance was provided for one, two, three, four and five year periods ended February 29, 2012. The Directors noted that the performance of the Portfolio ranked within the first quintile of the Portfolio’s Lipper peer group for all reported periods. The Directors considered the Portfolio’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of the Portfolio as compared to its benchmark and Lipper peer group was acceptable.

20

THE RBB FUND, INC.

Money Market Portfolio

Additional Information (Concluded)

(Unaudited)

The Board of Directors also considered the advisory fee rate payable by the Portfolio under the Investment Advisory and Administration Agreement. In this regard, information on the fees paid by the Portfolio and the Portfolio’s total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the contractual advisory fee was equal to the peer group median. In addition, the Directors noted that BALLC has contractually agreed to limit total annual operating expenses to agreed upon levels for each class of the Portfolio through at least January 1, 2013 and that BALLC expects to continue these fee waivers and expense reimbursements.

After reviewing the information regarding BALLC’s costs, profitability and economies of scale, and after considering BALLC’s services, the Directors concluded that the investment advisory fees paid by the Portfolio were fair and reasonable and that the Investment Advisory and Administration Agreement should be approved and continued for an additional one-year period ending August 16, 2013.

21

THE RBB FUND, INC.

Money Market Portfolio

Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (800) 430-9618.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS

Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)

J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None

Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)

22

THE RBB FUND, INC.

Money Market Portfolio

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS

Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None

Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)
INTERESTED DIRECTORS[2]

Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None

Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

23

THE RBB FUND, INC.

Money Market Portfolio

Fund Management (Concluded)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS

Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A

Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A

Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A

James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A

Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

24

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Investment Adviser

BlackRock Advisors LLC

100 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Bedford Class

of

The RBB Fund, Inc.

Money Market

Portfolio

Annual Report

August 31, 2012

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it’s possible to lose money by investing in the Portfolio.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Portfolio.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Fellow Shareholder:

For the fiscal year ended August 31, 2012, the Investor shares of the Bogle Investment Management Small Cap Growth Fund of The RBB Fund, Inc. (the “Fund”) advanced +12.15% (net of fees), the Institutional shares of the Fund gained +12.28%, and the unmanaged Russell 2000® Index of small cap stocks returned +13.40%. All of the Fund’s underperformance relative to its benchmark came in the first four months of the fiscal year (September through December 2011), a period that was characterized by extreme market volatility and unprecedented high correlations of individual stock returns. Relative performance improved as equity market volatility stabilized, starting in January 2012; the Fund outperformed in six out of the first eight months of calendar year 2012 and by more than four percentage points for the calendar year-to-date through August. The Fund’s returns since inception (Investor and Institutional Classes, represented by the dollar value of a minimum investment made at the start of the Fund, compared to the same investment in the benchmark), are shown in the charts on the following pages. The balance of this letter covers the market environment, performance attribution, Fund characteristics, and an update on the mutual fund business at Bogle Investment Management, L.P.

Market Environment. U.S. equity markets advanced during the fiscal year ended August 31, 2012, but investors’ preference for more stable, less volatile assets suggested caution in the face of continued global macroeconomic uncertainty. The fiscal year started with an extension of last year’s summertime downturn, as investor fears over Europe’s economic turmoil and political stability impacted risk capital. Both the Fund and its benchmark, the Russell 2000® Index, posted sharp losses in September 2011. A strong bounce in equity prices in October and modestly positive results for the balance of the calendar year left the Fund down -2.2% and the Russell 2000® up +2.5% for the last four months of 2011. After robust performance during the first calendar quarter in 2012 (through March 26th), both the Fund and the Russell 2000® were up over +17% for the fiscal year-to-date, but losses in April and May erased these gains. Positive returns in June and again in August lifted the Fund and benchmark back into double-digit territory for the fiscal year. Although global macroeconomic uncertainty provided a distraction from stock-specific information throughout the year, our investment model performance suggested that investors did pay some attention to individual stock fundamentals during the quarterly earnings seasons.

In this environment, investors modestly favored stable stocks with lower volatilities over risky, higher volatility stocks by about four percentage points according to our measures. The small cap Russell 2000® Index underperformed the large cap Russell 1000® Index by about three percentage points (up +13.40% versus +17.33%). While the various broad equity investment styles performed similarly, value stocks generally outperformed growth stocks for the fiscal year ended August 31, 2012; in small caps the Russell 2000® Value Index advanced +14.08%, while the Russell 2000® Growth Index returned +12.72%. Among small cap sectors (categorized using our eight proprietary sectors), consumer growth and financial stocks were the strongest performers (up about +20%), while the energy sector was the weakest (down -12%). All other small cap sectors returned between +5% and +18% for the fiscal year.

1

The Fund’s annualized return volatility was in line with benchmark volatility throughout the fiscal year; both were elevated from September through December last year, but fell below long-term levels for most of calendar year 2012 through August.

Performance Attribution. For the fiscal year ended August 31, 2012, the Fund’s Investor Class of shares lagged the benchmark Russell 2000® by -1.25%, net of all fees, and the Institutional Class of shares lagged by -1.12%, net of all fees. The Fund’s underperformance was attributed to just modestly positive stock selection offset by relative losses from sector weightings (underweighting of financial stocks and overweighting of energy stocks) and Fund expenses. Recall that our investment model combines longer-term fundamental insights with shorter-term market insights to capitalize on investment opportunities created by shorter-term price variability around longer-term trends. Typical stocks that our model finds attractive will have some or most of the following characteristics: solid or improving cash flows and balance sheet, more conservative accounting, organic improvement in underlying business, inexpensive share price, improving earnings expectations, and little controversy. Our shorter-term models consider recent share price volatility and direction, news, trading volume, and other market information to determine whether or not a stock is likely to diverge from or regress toward its longer-term fundamental level. The longer-term fundamental models tend to work better when markets are more stable and investors are focused on stock-specific information instead of macroeconomic information, while shorter-term signals tend to help our investment process more when markets are more volatile. Although all of our investment models added some value during parts of the fiscal year, different models paid off at different points in time. Our greatest challenges during the fiscal year came in the financial sector, where the market generally favored the most speculative names; those that advanced the most looked controversial and expensive according to our measures. Stock selection was strongly positive in consumer cyclical stocks and also positive in consumer growth, technology and utility stocks.

As of the end of the fiscal year, the Fund held 136 stocks, with the largest holding representing 1.4% of portfolio assets. In the stock specific examples that follow, we look at two Fund investments that significantly outperformed the benchmark for the fiscal year, and one that lagged the benchmark. One of the Fund’s consumer cyclical stock winners, Arctic Cat, Inc., designs, produces and markets snowmobiles and ATVs (all-terrain vehicles). We began to purchase the stock about a year ago based on longer-term signals that suggested conservative accounting and attractive relative valuation. In addition, our shorter-term signals indicated a buying opportunity as the stock had recently underperformed peers, despite positive longer-term fundamentals. At the end of the fiscal year, the stock continued to appear attractive across most of the characteristics we favor, including earnings expectations. Another winner was Movado, Inc., a luxury brand watchmaker. Movado showed strong signals across most of our models at the start of the fiscal year. By the early summer, as the stock price had advanced strongly, relative valuation had deteriorated, and the stock had become more widely held by short sellers who believed the stock price was poised to decline. These signals, as well as short-term supply and demand factors prompted us to opportunistically divest the position during June and July. The Fund lost money during the fiscal year in Emulex Corporation, a technology company that provides network connectivity solutions. We began to purchase the stock in early February based on indications of earnings improvement, conservative accounting, and strong short-term trading signals. Despite a positive earnings report in April, the stock fell significantly more than the market in April and May. The stock has historically been a volatile stock and it and similarly high beta stocks were punished, relative to the market, throughout the fiscal year, but particularly in April and May. As of the end of the fiscal year, the company remained in the portfolio as it continued to have strong fundamental and short-term model scores.

2

Fund Characteristics. As shown in the table to the right, the Fund looks similar to the benchmark across a variety of fundamental characteristics. As of the end of August, the Fund’s median market capitalization was in line with that of the benchmark. The Fund had a modest exposure to smaller small cap stocks with 26% of Fund assets invested in stocks with capitalizations below $500 million (versus a 19% allocation for the benchmark). Note that we closely monitor liquidity in all of the Fund’s holdings to ensure that we can trade Fund positions efficiently. The Fund also continued to have a small bias, at the median, toward companies with modestly higher expected long-term earnings growth rates. This was driven mostly by a below-benchmark allocation to slower growing stocks (just 18% of Fund assets were invested in stocks with expected earnings growth less than 10%/year, while the benchmark allocation was 26%). Finally, the Fund’s median price-to-earnings and price-to-sales ratios were below benchmark, reflecting the influence of our relative valuation model.

The Fund’s annualized active volatility (the variability of the difference between Fund and benchmark performance) held steady at 5.0% in fiscal 2012, below the Fund’s long-term average of 6.6%. The Fund’s beta with the Russell 2000® was stable during the fiscal year, at around 1.0.

Report Card. In this year’s self-evaluation of our firm and investment performance we

FUNDAMENTAL CHARACTERISTICS AUGUST 31, 2012
Median	BOGLX*	Russell 2000®
Market Cap. ($mil.)	$951	$1,152
Estimated Long-Term Earnings Growth Rate**	15.0%	13.7%
Price/Historical Earnings	15.8x	18.0x
Price/Forward Earnings	12.7x	15.1x
Price/Sales	1.1x	1.7x

* The Bogle Small Cap Growth Fund Investor Shares. Median characteristics refer to the Fund’s holdings, not the Fund itself.

** The Estimated Long-Term Earnings Growth Rate is calculated for the Fund’s portfolio of companies and the benchmark companies from First Call analysts’ median estimated earnings growth rate over the next 3 to 5 years. This figure is not indicative of future performance of the Fund; the portfolio and benchmark companies’ actual earnings growth rate will vary from this figure.

RISK STATISTICS* ANNUAL PERIOD
Measurement	BOGLX	Russell 2000®
Standard Deviation	27.4%	27.6%
Active Volatility	5.0%
Beta with Russell 2000®	0.98
Average Cash	0.8%
* Risk statistics apply to the Fund and benchmark. Standard deviation is a statistical measure of the range of performance. Active volatility is the standard deviation of the difference between the Fund and benchmark performance. Beta is a measure of a portfolio’s sensitivity to market movement.

give ourselves a C. Our grade would be worse were it not for consistently positive relative performance over the last eight months. On client service we remain at a grade of B. There is always room for improvement in this area, particularly in your day-to-day contact with shareholder services. Although shareholder inquiries and transactions are outsourced to BNY Mellon, we encourage you to let us know if we can assist in this area or if you have any feedback on your experience.

3

Progress at Bogle Investment Management. At the end of August 2012, assets in the Fund were $107 million. After a short period of outflows at the end of last year, the Fund saw six consecutive months of positive inflows from March through August of 2012. Finally, we continue to claim 100% investment professional retention. Our dedicated and experienced team has worked together now for a minimum of eight years, with the founding members of the group together for 13 years.

More information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. NAVs are updated daily while other Fund information is updated quarterly. Fund information is also available on Morningstar.com and other internet-based financial data providers. As always, we thank you for your ongoing support.

Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

This material must be preceded or accompanied by a current prospectus.

4

COMPARISON OF CHANGE IN VALUE OF $1,000,000 INVESTMENT IN BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND INSTITUTIONAL CLASS(1)(2) VS. RUSSELL 2000® INDEX (UNAUDITED)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2011, is 1.44% for the Institutional Class prior to fee waivers.

(1)	The chart and table assume a hypothetical $1,000,000 minimum initial investment in the Fund made on October 1, 1999 (inception) and reflect Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for investment. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

(3)	For the period October 1, 1999 (commencement of operations) through August 31, 2012.

5

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND INVESTOR CLASS(1)(2) VS. RUSSELL 2000® INDEX (UNAUDITED)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2011, is 1.54% for the Investor Class prior to fee waivers.

(1)	The chart and table assume a hypothetical $10,000 minimum initial investment in the Fund made on October 1, 1999 (inception) and reflect Fund expenses. Investors should note that the Fund is an actively managed mutual Fund while the index is unmanaged, does not incur expenses and is not available for investment. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Bogle Investment Management waived a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

(3)	For the period October 1, 1999 (commencement of operations) through August 31, 2012.

6

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE MARCH 1, 2012	ENDING ACCOUNT VALUE AUGUST 31, 2012	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,000.00	$6.28
Hypothetical (5% return before expenses)	1,000.00	1,018.85	6.34

7

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE MARCH 1, 2012	ENDING ACCOUNT VALUE AUGUST 31, 2012	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$999.10	$6.78
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.85

*Expenses	are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of 0.00% for the Institutional Class and -0.09% for the Investor Class.

8

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

AUGUST 31, 2012

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Consumer Cyclical	21.6%	$22,998,307
Industrial	17.4	18,545,088
Consumer Growth	16.5	17,587,212
Financial	15.7	16,687,866
Technology	14.6	15,587,774
Energy	7.8	8,301,102
Basic Industry	5.3	5,617,681
Utility	0.2	214,504
SHORT-TERM INVESTMENTS	0.9	1,021,668
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(23,856)

NET ASSETS	100.0%	$106,537,346

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE

COMMON STOCKS—99.1%
BASIC INDUSTRY—5.3%
American Vanguard Corp.	34,877	$1,026,081
Century Aluminum Co. *	159,245	992,096
Eagle Materials, Inc.	12,228	521,524
Huntsman Corp.	88,927	1,278,771
Noranda Aluminum Holding Corp.	142,734	850,695
Stepan Co.	9,930	948,514

		5,617,681

CONSUMER CYCLICAL—21.6%
American Eagle Outfitters	41,379	920,269
ANN, Inc. *	40,314	1,434,372
Arctic Cat, Inc. *	33,500	1,449,210
Avis Budget Group, Inc. *	71,218	1,169,400
Carter’s, Inc. *	16,893	941,109
Core-Mark Holding Co., Inc.	15,984	727,911
Foot Locker, Inc.	28,733	993,300
Hot Topic, Inc.	99,027	935,805
Kimball International, Inc., Class B	86,470	971,058
Kona Grill, Inc. *	30,988	264,328
Leapfrog Enterprises, Inc. *	127,900	1,386,436
Multimedia Games, Inc. *	95,502	1,496,516
Pantry, Inc., (The) *	69,080	968,502
Papa John’s International, Inc. *	18,736	964,717
Pulte Homes, Inc. *	93,321	1,276,631
Skechers U.S.A., Inc., Class A *	50,178	1,087,357
Smith & Wesson Holding Corp. *	141,115	1,134,565
Sonic Corp. *	112,871	1,057,601
Susser Holdings Corp. *	5,177	176,122
Toro Co., (The)	25,881	962,773
Town Sports International Holdings, Inc. *	53,224	692,976
Ulta Salon, Cosmetics & Fragrance, Inc.	9,679	909,826
US Airways Group, Inc. *	101,081	1,077,523

		22,998,307

	NUMBER OF SHARES	VALUE

CONSUMER GROWTH—16.5%
Acorda Therapeutics, Inc. *	43,733	$999,299
Allscripts Healthcare Solutions, Inc. *	107,360	1,127,280
AMN Healthcare Services, Inc. *	29,233	245,557
Anika Therapeutics, Inc. *	31,682	450,201
Cambrex Corp. *	79,152	964,071
Charles River Laboratories International, Inc. *	30,230	1,097,954
Cott Corp. *	118,080	977,702
Cynosure, Inc., Class A *	44,843	1,165,918
Dean Foods Co. *	78,523	1,289,348
Genomic Health, Inc. *	28,757	990,966
Grand Canyon Education, Inc. *	48,607	1,026,580
Hill-Rom Holdings, Inc.	35,626	987,909
Momenta Pharmaceuticals, Inc. *	40,906	577,184
Obagi Medical Products, Inc. *	79,945	1,068,065
Orthofix International, N.V. *	2,998	126,875
PAREXEL International Corp. *	35,751	1,029,271
PDL BioPharma, Inc.	103,980	765,293
Santarus, Inc. *	70,698	436,914
Select Medical Holdings Corp. *	95,724	990,743
Vascular Solutions, Inc. *	14,167	185,729
Warner Chilcott PLC, Class A	62,742	854,546
Young Innovations, Inc.	6,166	229,807

		17,587,212

ENERGY—7.8%
Advanced Energy Industries, Inc. *	81,220	1,037,179
Alon USA Energy, Inc.	71,477	977,805
EPL Oil & Gas, Inc. *	24,624	424,025
Global Geophysical Services, Inc. *	20,307	93,209
Helix Energy Solutions Group, Inc. *	58,965	1,038,963

The accompanying notes are an integral part of the financial statements.

10

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE

ENERGY— (CONTINUED)
Natural Gas Services Group, Inc. *	794	$10,949
Petrobras Argentina SA, ADR *	46,646	375,967
REX American Resources Corp. *	16,951	294,947
Tesco Corp. *	46,020	467,563
Western Refining, Inc.	53,459	1,495,248
Willbros Group, Inc. *	69,373	339,928
WPX Energy, Inc. *	58,841	917,920
YPF SA, SP ADR	66,139	827,399

		8,301,102

FINANCIAL—15.7%
Altisource Portfolio Solutions SA *	17,424	1,468,669
Artio Global Investors, Inc.	113,068	350,511
Aspen Insurance Holdings Ltd.	34,152	993,140
Assurant, Inc.	24,921	878,465
BBVA Banco Frances SA, ADR *	56,662	201,150
Calamos Asset Management, Inc., Class A	49,720	553,384
Genworth Financial, Inc., Class A *	221,800	1,173,322
Heartland Payment Systems, Inc.	32,092	974,955
Homeowners Choice, Inc.	61,646	1,235,386
HomeStreet, Inc. *	4,541	160,933
Hudson City Bancorp, Inc.	35,813	257,495
MBIA, Inc. *	92,697	1,008,543
Meadowbrook Insurance Group, Inc.	92,488	701,984
Nelnet, Inc., Class A	40,024	958,575
Netspend Holdings, Inc. *	106,053	1,005,382
Reinsurance Group of America, Inc.	5,665	332,762
SCBT Financial Corp.	24,913	1,001,752
SWS Group, Inc. *	38,088	227,385
Tree.com, Inc. *	394	5,997
United Community Banks, Inc. *	71,651	571,775

	NUMBER OF SHARES	VALUE

FINANCIAL—(CONTINUED)
United Fire Group, Inc.	39,416	$872,670
Washington Federal, Inc.	57,275	922,128
White Mountains Insurance Group Ltd.	1,598	831,503

		16,687,866

INDUSTRIAL—17.4%
AerCap Holdings N.V. *	81,647	1,032,835
AMERCO	10,361	964,091
American Railcar Industries, Inc. *	32,146	917,447
Ballantyne Strong, Inc. *	27,020	115,916
Con-way, Inc.	33,506	1,015,567
Corelogic, Inc. *	39,952	982,819
Diebold, Inc.	31,060	1,011,935
Dycom Industries, Inc. *	37,690	547,259
Fair Isaac Corp.	33,550	1,432,921
Flow International Corp. *	59,151	195,198
FreightCar America, Inc.	39,595	709,542
H&E Equipment Services, Inc. *	54,563	965,765
Hackett Group, Inc., (The) *	37,508	140,655
Ingram Micro, Inc., Class A *	25,568	390,423
Intersections, Inc.	44,789	491,335
Lydall, Inc. *	473	6,069
Manitowoc Co., Inc. (The)	77,339	996,126
NACCO Industries, Inc., Class A	9,360	995,904
NCI Building Systems, Inc. *	12,261	131,806
Power-One, Inc. *	158,524	973,337
Resources Connection, Inc.	83,657	935,285
Saia, Inc. *	48,948	1,062,172
Steelcase, Inc., Class A	100,671	976,509
Sypris Solutions, Inc.	66,088	450,059
Textron, Inc.	30,426	812,983
UniFirst Corp.	4,584	291,130

		18,545,088

TECHNOLOGY—14.6%
Acxiom Corp. *	65,951	1,125,124
Analogic Corp.	15,113	1,050,505
Aspen Technology, Inc. *	43,831	1,068,600

The accompanying notes are an integral part of the financial statements.

11

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE

TECHNOLOGY—(CONTINUED)
AVG Technologies, N.V. *	99,203	$1,033,695
Brocade Communications Systems, Inc. *	211,736	1,228,069
CalAmp Corp. *	113,191	860,252
Dice Holdings, Inc. *	119,097	950,394
Echelon Corp. *	45,364	151,062
EchoStar Corp., Class A *	11,922	322,013
Emulex Corp. *	153,330	1,050,311
Kulicke & Soffa Industries, Inc. *	112,718	1,277,095
Magnachip Semiconductor Corp. *	76,756	1,036,974
Manhattan Associates, Inc. *	24,762	1,252,462
Move, Inc. *	14,609	113,658
Orbotech Ltd. *	4,255	35,402
Primus Telecommunications Group, Inc.	9,800	140,532
Sierra Wireless, Inc. *	81,953	711,352
Silicon Image, Inc. *	11,058	52,304
Taser International, Inc. *	87,533	468,302
TNS, Inc. *	20,806	303,976
United Online, Inc.	124,221	618,621
Websense, Inc. *	47,924	737,071

		15,587,774

	NUMBER OF SHARES	VALUE

UTILITY—0.2%
PNM Resources, Inc.	10,428	$214,504

TOTAL COMMON STOCKS (Cost $98,483,234)		105,539,534

SHORT-TERM INVESTMENTS—0.9%
BofA Cash Reserves Fund	1,021,668	1,021,668

TOTAL SHORT-TERM INVESTMENTS (Cost $1,021,668)		1,021,668

TOTAL INVESTMENTS—100.0% (Cost $99,504,902)		106,561,202

LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(23,856)

NET ASSETS—100.0%		$106,537,346

* Non-income producing.

ADR—American Depositary Receipt.

SP ADR—Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

12

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2012

ASSETS
Investments, at value (cost $99,504,902)	$106,561,202
Receivables for:
Investments sold	2,174,548
Dividends and interest	275,834
Capital shares sold	99,800
Prepaid expenses and other assets	30,731

Total assets	109,142,115

LIABILITIES
Payables for:
Investments purchased	2,400,467
Investment advisory fees and shareholder servicing fees	67,170
Capital shares redeemed	51,863
Directors’ and officers’ fees	399
Other accrued expenses and liabilities	84,870

Total liabilities	2,604,769

Net assets	$106,537,346

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$4,938
Paid-in capital	138,063,257
Accumulated net investment loss	(140,773)
Accumulated net realized loss from investments	(38,446,376)
Net unrealized appreciation on investments	7,056,300

Net assets	$106,537,346

INSTITUTIONAL CLASS
Net assets	$48,526,210

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,230,252

Net asset value, offering and redemption price per share	$21.76

INVESTOR CLASS
Net assets	$58,011,136

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,707,697

Net asset value, offering and redemption price per share	$21.42

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2012

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,698)	$1,029,616

Total investment income	1,029,616

EXPENSES
Advisory fees	1,015,909
Administration and accounting fees	167,653
Transfer agent fees	150,210
Shareholder servicing fees (Investor Class)	59,494
Professional fees	49,363
Custodian fees	35,662
Printing and shareholder reporting fees	34,970
Registration and filing fees	32,110
Directors’ and officers’ fees	26,502
Insurance fees	8,991
Other expenses	4,120

Total expenses before waivers	1,584,984
Less: waivers	(255,604)

Net expenses after waivers	1,329,380

Net investment loss	(299,764)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	1,901,161
Net change in unrealized appreciation on investments	9,693,740

Net realized and unrealized gain from investments	11,594,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,295,137

The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE YEAR ENDED AUGUST 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(299,764)	$(625,238)
Net realized gain from investments	1,901,161	26,119,149
Net change in unrealized appreciation/(depreciation) on investments	9,693,740	(2,182,920)

Net increase in net assets resulting from operations	11,295,137	23,310,991

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	11,052,767	12,173,186
Distributions for shares redeemed	(5,824,270)	(15,808,392)

Total Institutional Class	5,228,497	(3,635,206)
Investor Class
Proceeds from shares sold	2,489,549	34,121,969
Distributions for shares redeemed	(24,904,604)	(21,529,000)

Total Investor Class	(22,415,055)	12,592,969

Net increase/(decrease) in net assets from capital share transactions	(17,186,558)	8,957,763

Total increase/(decrease) in net assets	(5,891,421)	32,268,754

NET ASSETS
Beginning of year	112,428,767	80,160,013

End of year	$106,537,346	$112,428,767

Accumulated net investment loss, end of year	$(140,773)	$—

The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE YEAR ENDED AUGUST 31, 2011
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	542,636	593,748
Shares redeemed	(286,909)	(760,717)

Total Institutional Class	255,727	(166,969)
Investor Class
Shares sold	123,453	1,643,437
Shares redeemed	(1,297,522)	(1,077,424)

Total Investor Class	(1,174,069)	566,013

Total increase/(decrease) in shares outstanding derived from share transactions	(918,342)	399,044

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INSTITUTIONAL CLASS
	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$19.38	$14.81	$14.03	$17.35	$24.61

Net investment loss*	(0.04)	(0.10)	(0.07)	(0.05)	(0.13)
Net realized and unrealized gain/(loss) from investments	2.42	4.67	0.85	(3.27)	(3.99)

Net increase/(decrease) in net assets resulting from operations	2.38	4.57	0.78	(3.32)	(4.12)

Distributions to shareholders from:

Net realized capital gains	—	—	—	—	(3.14)

Net asset value, end of year	$21.76	$19.38	$14.81	$14.03	$17.35

Total investment return(1)	12.28%	30.86%	5.56%	(19.08)%	(19.33)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000’s omitted)	$48,526	$38,274	$31,714	$35,571	$84,546
Ratio of expenses to average net assets with waivers and reimbursements	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.51%	1.44%	1.51%	1.57%	1.44%
Ratio of net investment loss to average net assets	(0.21)%	(0.48)%	(0.48)%	(0.44)%	(0.64)%
Portfolio turnover rate	288.88%	302.71%	196.03%	159.14%	162.10%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

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BOGLE INVESTMENT MANAGEMENT

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	INVESTOR CLASS
	FOR THE YEAR ENDED 8/31/12	FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$19.10	$14.61	$13.86	$17.14	$24.38

Net investment loss*	(0.07)	(0.12)	(0.09)	(0.06)	(0.14)
Net realized and unrealized gain/(loss) from investments	2.39	4.61	0.84	(3.22)	(3.96)

Net increase/(decrease) in net assets resulting from operations	2.32	4.49	0.75	(3.28)	(4.10)

Distributions to shareholders from:

Net realized capital gains	—	—	—	—	(3.14)

Net asset value, end of year	$21.42	$19.10	$14.61	$13.86	$17.14

Total investment return(1)	12.15%	30.73%	5.41%	(19.14)%	(19.45)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000’s omitted)	$58,011	$74,155	$48,446	$53,379	$82,477
Ratio of expenses to average net assets with waivers and reimbursements	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.60%	1.54%	1.62%	1.67%	1.54%
Ratio of net investment loss to average net assets	(0.36)%	(0.58)%	(0.58)%	(0.56)%	(0.74)%
Portfolio turnover rate	288.88%	302.71%	196.03%	159.14%	162.10%

*	Calculated based on average shares outstanding for the period.

(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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BOGLE INVESTMENT MANAGEMENT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TOTAL INVESTMENTS*	$106,561,202	$106,561,202	$ —	$ —

*	See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class,

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board. The Adviser may discontinue these arrangements at any time after December 31, 2012.

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BOGLE INVESTMENT MANAGEMENT

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the year ended August 31, 2012, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$1,015,909	$(242,905)	$773,004

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the year ended August 31, 2012, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$167,653	$(12,699)	$154,954

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors, Inc., serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the fiscal year ended August 31, 2012 was $14,020. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.	INVESTMENT IN SECURITIES

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$293,142,199	$311,121,326

5.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$100,116,320	$10,711,448	$(4,266,566)	$6,444,882

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following permanent differences as of August 31, 2012, primarily attributable to a net operating loss and investments in passive foreign investment companies, were reclassified to the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
$158,991	$—	$(158,991)

As of August 31, 2012 the components of distributable earnings on a tax basis were as follows:

CAPITAL LOSS CARRYFORWARD	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION
$(37,834,958)	$—	$—	$6,444,882

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

For the fiscal year ended August 31, 2012, the Fund deferred to September 1, 2012, the following losses:

LATE-YEAR ORDINARY LOSS DEFERRAL	SHORT-TERM CAPITAL LOSS DEFERRAL	LONG-TERM CAPITAL LOSS DEFERRAL
$140,773	$—	$—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012.

As of August 31, 2012, the Fund had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these

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BOGLE INVESTMENT MANAGEMENT

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

AUGUST 31, 2016	AUGUST 31, 2017	AUGUST 31, 2018	AUGUST 31, 2019	TOTAL
$—	$11,517,227	$26,317,731	$—	$37,834,958

During the fiscal year ended August 31, 2012, the Fund utilized $1,371,276 of pre-enactment capital loss carryforwards.

6.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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BOGLE INVESTMENT MANAGEMENT

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The RBB Fund, Inc. and Shareholders of the Bogle Investment Management Small Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bogle Investment Management Small Cap Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

October 26, 2012

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BOGLE INVESTMENT MANAGEMENT

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SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the fiscal year ended August 31, 2012, the Fund did not pay any ordinary income dividends or long-term capital gains dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

SHAREHOLDER MEETING RESULTS

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including PricewaterhouseCoopers LLP, which serves as the independent registered public accounting firm of the Fund.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 1,015,484,479.979 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

NAME OF CANDIDATE	NUMBER OF VOTES FOR	NUMBERS OF VOTES WITHHELD
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

28

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION (CONTINUED)

(UNAUDITED)

With respect to the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the meeting that were eligible to vote on this proposal approved the proposal as follows:

	NUMBER OF VOTES FOR THE RESOLUTION	NUMBER OF VOTES AGAINST THE RESOLUTION	ABSTAINED
To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	902,427,675	2,958,737	4,987,324

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Bogle and the Company (the “Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an additional one-year term. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by Bogle with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Advisory Agreement between the Company and Bogle with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Bogle’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Bogle’s personnel providing those services; (iii) Bogle’s investment philosophies and processes; (iv) Bogle’s assets under management and client descriptions; (v) Bogle’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Bogle’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) Bogle’s compliance procedures; (viii) Bogle’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

29

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION (CONCLUDED)

(UNAUDITED)

As part of their review, the Directors considered the nature, extent and quality of the services provided by Bogle. The Directors concluded that Bogle had substantial resources to provide services to the Fund and that Bogle’s services had been acceptable.

The Directors also considered the investment performance of the Fund and Bogle. Information on the Fund’s investment performance was provided for one, two, three, four and five year periods ended February 29, 2012. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Lipper peer group was acceptable. In reaching this conclusion, the Directors noted that the performance of the Fund was better than its Lipper peer group median for the one, two and three year periods.

The Board of Directors also considered the advisory fee rate payable by the Fund under the Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the contractual advisory fee of the Fund was comparable to the peer group median, and the actual advisory fee of the Fund was lower than the peer group median. In addition, the Directors noted that Bogle has contractually agreed to limit total annual operating expenses to agreed upon levels for each class of the Fund through at least December 31, 2012 and that Bogle expects to continue these fee waivers and expense reimbursements.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering Bogle’s services, the Directors concluded that the investment advisory fees paid by the Fund were fair and reasonable and that the Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2013.

30

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND MANAGEMENT

(UNAUDITED)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (877) 264-5346.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

31

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND MANAGEMENT (CONTINUED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

32

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND MANAGEMENT (CONTINUED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS[2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

33

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND MANAGEMENT (CONCLUDED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

1.

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

34

Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

BOGLE INVESTMENT MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

ANNUAL REPORT

AUGUST 31, 2012

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

FREE MARKET FUNDS

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Dear Fellow Shareholder,

Domestic financial markets over the past year experienced significant positive returns. However, international financial markets were in the red despite several positive months over the recent past. Markets over the past year have been influenced by two primary factors. One was the anxiety unleashed by the Eurozone’s fiscal troubles and concerns that the U.S. recovery was losing momentum. The other factor was the continued downward pressure on interest rates as a result of ongoing tinkering by the Federal Reserve. Many undisciplined investors sought out “safer” investment options in the face of a volatile market; investors continued to take money out of equity funds and pour them into bond funds. Despite all the rhetoric, the disciplined and diversified investor still did well for the 12 months ended August 31, 2012.

The Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund had returns of 14.77%, -4.98% and 1.90%, respectively, for the twelve months ended August 31, 2012. This compared with a total return of 13.82% for the unmanaged Russell 2500® Index, a return of -0.68% for the MSCI World (excluding U.S.) Index and a return of 1.98% for the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index.

The period continued to be volatile for equity markets as worries persist about the possibility of a double-dip recession. High unemployment levels, combined with the continued government interference and spending, seem to be muting the growth of the US economy. In addition, the uncertainty associated with European banks and the sovereign debt problems continue to wreak havoc on investors’ mindset.

Despite these short-term crosscurrents, seasoned investors, like Free Market Fund shareholders, who have stayed disciplined and diversified experienced positive returns for the past twelve-month period. When you can take the long view, supported by a prudent and well-thought-out strategy, the markets’ day-to-day ups and downs don’t seem as threatening.

Matson Money strives to deliver the performance of capital markets and add value through Free Market investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Each Free Market fund strategy targets a broad and diverse group of stocks or bonds across various markets, using other mutual funds that specifically target certain asset classes. The Funds are broadly diversified and designed to work together in your total investment plan.

The work is never complete, however, and Matson Money will continue to research solutions to address your future needs. We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people. As always, we also appreciate your continued investment towards your long term goals.

Thank you for investing with Matson Money, Inc.

Mark E Matson

President and Chief Executive Officer

Matson Money, Inc.

1

FREE MARKET FUNDS

Annual Investment Adviser’s Report (Continued)

August 31, 2012

(Unaudited)

Free Market U.S. Equity Fund—Investment Review

The twelve-month period ended August 31, 2012 proved rewarding for investors even though the global economy and financial markets experienced a lot of volatility, which was very similar to the prior year. U.S. stocks were the standout performers for the 12 months ended August 31, 2012. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well. Here in the U.S., employment news and uncertainty with regard to politics and budget deficits teamed up to muzzle a stronger economic recovery, not to mention the continued policies of the Federal Reserve. Nobody knows where the stock market will go from here, particularly in the shorter term. However, the magnitude and speed of the stock market’s recent swings underscore the importance of avoiding changes to your portfolio based on emotions. It also underscores the importance of maintaining a broadly diversified portfolio. Returns for the broad U.S. market, as measured by the Russell 3000 Index, were 17.03%. Asset class returns ranged from 18.00% for S&P 500 Index (U.S. large cap) to 13.40% for the Russell 2000 Index (U.S. small cap). Despite the volatility for the twelve months ended August 31, 2012, all asset classes experienced positive returns for the period and companies are showing revenue growth, improved efficiency and margins, and robust earnings.

For the twelve months ended August 31, 2012, the Free Market U.S. Equity Fund provided a total return of 14.77%, at net asset value. This compares with a return of 13.82% for the Fund’s benchmark, the Russell 2500 Index.

Nevertheless, as a result of the Free Market U.S. Equity Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks, which the underlying funds held. Among the most important factors explaining differences in the behavior of diversified equity funds, like the Free Market U.S. Equity Fund, are company size and company value/growth characteristics of the underlying fund holdings. Size is measured by market capitalization and “value” classification is a function of stock price relative to one or more fundamental characteristics.

U.S. Large Company Stocks performed better than Small Company Stocks. The Russell 2000 Index has returned 13.40% from September 1, 2011 through August 31, 2012, while the S&P 500 Index was up 18.00%. Furthermore, for the same time period, the Russell 2000 Value Index was up 14.08% and the Russell 1000 Value Index, returned 17.30%.

In summary, U.S. large cap stocks performed better than small cap stocks but both were double digit returns. Furthermore, U.S. small value stocks did slightly better than U.S. Small Growth Stocks, which also contributed to returns of the Fund. The opposite is true for U.S. Large Value which was outperformed by U.S. Large Growth.

Today’s environment underscores that markets are highly unpredictable over the short term. In other words, anything can happen, so a balanced, diversified, long-term approach is favored.

2

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Annual Investment Adviser’s Report (Continued)

August 31, 2012 (Unaudited)

Comparison of Change in Value of $10,000 Investment in

Free Market U.S. Equity Fund vs. Russell 2500® Index and Composite Index

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on December 31, 2007 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2500® Index and Composite Index are unmanaged, do not incur sales charges and/or expenses and are not available for investment.

Total Returns for the Period Ended August 31, 2012
	Average Annual
	1 Year	3 Years	Since Inception*
Free Market U.S. Equity Fund	14.77%	13.43%	4.24%
Russell 2500® Index	13.82%	15.24%	3.41%
Composite Index**	15.57%	12.97%	1.52%

*	Annualized — The Fund commenced operations on December 31, 2007.
**	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Index and Russell 2000® Value Index, each weighted 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.96% (included in the ratio is 0.32% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.70 per share on August 31, 2012.

The Free Market U.S. Equity Fund’s underlying fund’s invest in small-cap and micro-cap stocks, large-cap and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

3

FREE MARKET FUNDS

Annual Investment Adviser’s Report (Continued)

August 31, 2012

(Unaudited)

Free Market International Equity Fund—Investment Review

The global recovery continued during the twelve-month period ended August 31, 2012, but in an inconsistent and unpredictable—two steps forward and one step back—fashion. After action from the European Central Bank and general economic resilience resulted in a solid first quarter in 2012, crippling debt pushing more European countries into recession, continued high unemployment in the United States, and weak industrial production in China prompted markets to retreat in April and May. However, an agreement aimed at stabilizing Europe’s banking industry lifted investors’ confidence and markets at the very end of the reporting period. In addition, returns for emerging markets and for the developed markets of the Pacific region were restrained by signs of slowing growth, and rising tensions in the Middle East and Africa continue to elevate geopolitical risk. Markets outside the U.S. were down slightly due to all of the doom and gloom.

For the twelve months ended August 31, 2012, the Free Market International Equity Fund was down -4.98%, at net asset value. This compares with a return of -0.68% for the Fund’s benchmark, the MSCI World (excluding US) Index. A contributing factor to the underperformance of the Fund compared to the benchmark was the Fund’s tilt towards small cap stock as well as exposure to emerging markets.

Nevertheless, as a result of the Free Market International Equity Fund’s diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks, which the underlying funds held. Among the most important factors explaining differences in the behavior of diversified equity funds, like the Free Market International Equity Fund, are company size and company value/growth characteristics of the underlying fund holdings and broad exposure to emerging market equities.

International Large Company Stocks fared better than International Small Company Stocks. The MSCI EAFE Index (net of dividends) returned -0.04% from September 1, 2011 through August 31, 2012, while the MSCI EAFE Small Cap Index was down -3.27%. Furthermore, for the same time period, the MSCI EAFE Value Index (net of dividends) increased 0.08% verses MSCI EAFE Small Cap Value Index (net of dividends) at -5.89% and the MSCI Emerging Markets Index (net of dividends) dipped -5.80%.

In summary, factors that helped hold back the Fund’s return compared to the benchmark included international small cap asset classes as well as international small cap value and emerging markets, while international large and international large value asset classes pulled the Fund’s performance higher. The Fund’s increased exposure, when compared to the MSCI World (excluding US) Index, to small and emerging markets’ companies contributed to the Fund’s lower return.

Today’s environment underscores that markets are highly unpredictable over the short term. In other words, anything can happen, so a balanced, diversified, long-term approach is favored.

4

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Annual Investment Adviser’s Report (Continued)

August 31, 2012 (Unaudited)

Comparison of Change in Value of $10,000 Investment in

Free Market International Equity Fund vs. MSCI World (excluding U.S.) Index and Composite Index

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on December 31, 2007 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the MSCI World (excluding U.S.) Index and Composite Index are unmanaged, do not incur sales charges and/or expenses and are not available for investment.

Total Returns for the Period Ended August 31, 2012
	Average Annual
	1 Year	3 Years	Since Inception*
Free Market International Equity Fund	(4.98)%	2.27%	(2.85)%
MSCI World (excluding U.S.) Index	(0.68)%	2.86%	(5.45)%
Composite Index**	(2.49)%	3.61%	(4.62)%

*	Annualized — The Fund commenced operations on December 31, 2007.
**	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.18% (included in the ratio is 0.52% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $8.04 per share on August 31, 2012.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

5

FREE MARKET FUNDS

Annual Investment Adviser’s Report (Continued)

August 31, 2012

(Unaudited)

Free Market Fixed Income Fund—Investment Review

The eurozone debt issues again grabbed the spotlight during the fiscal year ended August 31, 2012, sparking new worries about European economies, the future of the euro currency itself, and the potential impact on economic growth in the United States. As a result, the second quarter of 2012 again saw investors rush into relatively risk-free assets such as U.S. Treasuries when news from the eurozone looked bad, then move back into riskier securities like corporate bonds when it seemed to improve. Overall, yields of safe-haven government bonds, such as German bonds and U.S. Treasuries, plunged to record or near-record lows as investors once again sought refuge from the storm. In June, Spain requested a European Union (EU) bailout to recapitalize its banks without requiring more sovereign borrowing. The EU subsequently released a statement outlining its next steps for resolving the currency union crisis. This temporarily calmed the markets. An agreement aimed at stabilizing Europe’s banking industry lifted investors’ confidence towards the end of the reporting period. The broad proxy for the U.S. bond market, the Barclays Capital U.S. Aggregate Bond Index, produced a 5.78% total return for the twelve-month period ended August 31, 2012. In comparison, the Bank of America Merrill Lynch Three Month Treasury Bill Index returned 0.06%. When conditions turned, investors turned to the investment-grade government universe pushing down returns. Inflation Protected Securities produced the strongest returns for the period. Short-term U.S. government issues lagged longer term maturities.

The Fund focuses on mutual funds that invest in global high quality and shorter-term Government and Corporate fixed income assets. For the twelve months ended August 31, 2012, the Free Market Fixed Income Fund provided a total return of 1.90%, at net asset value. This compares with a return of 1.98% for the fund’s benchmark, the Citigroup World Government Bond 1 - 5 Year Currency Hedged U.S. Dollar Index.

High quality bonds and the fixed income markets have provided a positive return for the period September 1, 2011 through August 31, 2012. The Free Market Fixed Income Fund performed slightly under its benchmark for the period and performed as expected. A contributing factor to the performance of the Fund compared to the benchmark was the Fund’s slightly lower exposure to certain longer-term fixed income markets.

6

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Annual Investment Adviser’s Report (Concluded)

August 31, 2012 (Unaudited)

Comparison of Change in Value of $10,000 Investment in

Free Market Fixed Income Fund vs. Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index and Composite Index

The chart assumes a hypothetical $10,000 initial minimum investment in the Fund made on December 31, 2007 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index and Composite Index are unmanaged, do not incur sales charges and/or expenses and are not available for investment.

Total Returns for the Period Ended August 31, 2012
	Average Annual
	1 Year	3 Years	Since Inception*
Free Market Fixed Income Fund	1.90%	2.64%	2.81%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	1.98%	2.13%	3.13%
Composite Index**	2.57%	3.37%	3.76%

*	Annualized — The Fund commenced operations on December 31, 2007.
**	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.85% (included in the ratio is 0.20% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.54 per share on August 31, 2012.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets and bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund expenses.

7

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,018.30	$3.25
Hypothetical (5% return before expenses)	1,000.00	1,021.92	3.25

	Free Market International Equity Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$921.00	$3.14
Hypothetical (5% return before expenses)	1,000.00	1,021.87	3.30

8

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,013.00	$3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.92	$3.25

*	Expenses are equal to an annualized six-month expense ratio of 0.64% for the Free Market U.S. Equity Fund, 0.65% for the Free Market International Equity Fund and 0.64% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in their current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.02%-0.13%	0.01%-0.28%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 1.83% for the Free Market U.S. Equity Fund, (7.90)% for the Free Market International Equity Fund and 1.30% for the Free Market Fixed Income Fund.

9

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

August 31, 2012

	Number of Shares	Value

EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	16,932,219	$279,889,575
U.S. Large Company Portfolio(a)	12,505,348	139,184,525
U.S. Micro Cap Portfolio(b)	9,628,607	140,192,525
U.S. Small Cap Portfolio(b)	6,174,916	140,232,346
U.S. Small Cap Value Portfolio(b)	8,988,250	233,424,849

TOTAL EQUITY FUNDS (Cost $745,670,619)		932,923,820

TOTAL INVESTMENTS — 99.9% (Cost $745,670,619)		932,923,820

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		590,670

NET ASSETS — 100.0%		$933,514,490

Portfolio Holdings Summary Table

(Unaudited)

	% of Net Assets	Value
Equity Funds	99.9%	$932,923,820
Other Assets In Excess of Liabilities	0.1%	590,670

NET ASSETS	100.0%	$933,514,490

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

August 31, 2012

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	592,186	$12,891,895
Continental Small Company Portfolio(a)	1,804,631	24,506,888
DFA International Small Cap Value Portfolio(a)	18,539,118	266,777,905
DFA International Value Portfolio III(b)	13,800,966	194,317,596
Emerging Markets Portfolio(a)	1,360,436	34,024,514
Emerging Markets Small Cap Portfolio(a)	1,638,575	31,739,201
Emerging Markets Value Portfolio(a)	1,164,923	31,499,507
Japanese Small Company Portfolio(a)	854,881	12,917,251
Large Cap International Portfolio(a)	1,832,263	32,467,706
United Kingdom Small Company Portfolio(a)	267,400	6,944,379

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $664,920,986)		648,086,842

TOTAL INVESTMENTS — 99.9% (Cost $664,920,987)		648,086,842

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		623,541

NET ASSETS — 100.0%		$648,710,383

Portfolio Holdings Summary Table

(Unaudited)

	% of Net Assets	Value
International Equity Funds	99.9%	$648,086,842
Other Assets In Excess of Liabilities	0.1%	623,541

NET ASSETS	100.0%	$648,710,383

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

August 31, 2012

	Number of Shares	Value

FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	20,920,356	$236,818,432
DFA Inflation-Protected Securities Portfolio(a)	3,719,472	47,683,626
DFA Intermediate Government Fixed Income Portfolio(a)	8,621,383	114,060,897
DFA One-Year Fixed Income Portfolio(a)	22,354,704	231,371,184
DFA Short-Term Government Portfolio(a)	6,946,776	75,789,327
DFA Two-Year Global Fixed Income Portfolio(a)	23,316,184	236,426,104

TOTAL FIXED INCOME FUNDS (Cost $925,757,732)		942,149,570

TOTAL INVESTMENTS — 99.5% (Cost $925,757,732)		942,149,570

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		4,825,152

NET ASSETS — 100.0%		$946,974,722

Portfolio Holdings Summary Table

(Unaudited)

	% of Net Assets	Value
Fixed Income Funds	99.5%	$942,149,570
Other Assets In Excess Of Liabilities	0.5%	4,825,152

NET ASSETS	100.0%	$946,974,722

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FUNDS

Statements of Assets and Liabilities

August 31, 2012

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$932,923,820	$648,086,842	$942,149,570
Cash and cash equivalents	888,955	859,819	4,829,599
Receivables
Receivable for capital shares sold	648,027	472,242	1,013,223
Dividends and interest receivable	123	49	192
Prepaid expenses and other assets	38,681	35,544	39,468

Total assets	934,499,606	649,454,496	948,032,052

LIABILITIES
Payables
Investments purchased	190,000	215,000	100,000
Capital shares redeemed	253,565	144,772	414,591
Investment adviser	388,965	271,592	395,493
Administration and accounting fees	46,991	36,777	46,946
Other accrued expenses and liabilities	105,595	75,972	100,300

Total liabilities	985,116	744,113	1,057,330

Net assets	$933,514,490	$648,710,383	$946,974,722

NET ASSETS CONSISTS OF
Par value	$79,801	$80,698	$89,807
Paid-in capital	745,470,108	663,084,361	924,518,145
Undistributed net investment income	1,278,971	6,241,938	186,239
Accumulated net realized gain/ (loss) from investments and capital gain distributions	(567,591)	(3,862,469)	5,788,693
Net unrealized appreciation/(depreciation) on investments	187,253,201	(16,834,145)	16,391,838

Net assets	$933,514,490	$648,710,383	$946,974,722

Shares outstanding ($0.001 par value, 200,000,000 shares authorized)	79,801,382	80,698,338	89,807,281

Net asset value, offering and redemption price per share	$11.70	$8.04	$10.54

† Investment in non-affiliated funds, at cost	$745,670,619	$664,920,987	$925,757,732

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

Statements of Operations

For the Year Ended August 31, 2012

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$11,059,578	$16,070,918	$14,639,386
Interest from non-affiliated funds	76	59	2,139

Total investment income	11,059,654	16,070,977	14,641,525

Expenses
Advisory fees (Note 2)	4,034,791	2,810,636	4,277,194
Administration and accounting fees (Note 2)	485,645	377,802	505,873
Transfer agent fees (Note 2)	246,392	190,532	256,088
Professional fees	114,693	91,222	122,305
Directors’ and officers’ fees	67,411	49,964	72,563
Custodian fees (Note 2)	65,711	49,661	67,748
Printing and shareholder reporting fees	60,515	50,297	60,004
Other expenses	59,927	49,298	63,945

Total expenses	5,135,085	3,669,412	5,425,720

Net investment income	5,924,569	12,401,565	9,215,805

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Non-affiliated funds	768,471	(3,540,410)	235,520
Capital gain distributions from non-affiliated fund investments	2,642,178	6,630,090	7,252,807
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	105,383,759	(38,193,881)	124,441

Net realized and unrealized gain/(loss) from investments	108,794,408	(35,104,201)	7,612,768

Net increase/(decrease) in net assets resulting from operations	$114,718,977	$(22,702,636)	$16,828,573

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase in net assets from operations:
Net investment income	$5,924,569	$3,674,349
Net realized gain from investments	3,410,649	4,874,845
Net change in unrealized appreciation from investments	105,383,759	87,491,919

Net increase in net assets resulting from operations	114,718,977	96,041,113

Dividends and distributions to shareholders from:
Net investment income	(4,645,598)	(3,793,406)
Net realized capital gains	(5,493,112)	(18,737)

Net decrease in net assets from dividends and distributions to shareholders	(10,138,710)	(3,812,143)

Capital share transactions:
Proceeds from shares sold	258,102,377	244,842,046
Reinvestment of distributions	10,138,710	3,812,143
Shares redeemed	(118,454,130)	(146,926,884)

Net increase in net assets from capital shares	149,786,957	101,727,305

Total increase in net assets	254,367,224	193,956,275

Net assets:
Beginning of year	679,147,266	485,190,991

End of year	$933,514,490	$679,147,266

Undistributed net investment income, end of year	$1,278,971	$—

Capital share transactions:
Shares sold	23,791,485	22,421,680
Dividends and distributions reinvested	967,434	345,930
Shares redeemed	(10,712,741)	(13,118,352)

Total share transactions	14,046,178	9,649,258

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income	$12,401,565	$8,164,141
Net realized gain from investments	3,089,680	6,150,944
Net change in unrealized appreciation (depreciation) from investments	(38,193,881)	20,204,625

Net increase/(decrease) in net assets resulting from operations	(22,702,636)	34,519,710

Dividends and distributions to shareholders from:
Net investment income	(11,517,635)	(6,163,601)
Net realized capital gains	(7,200,541)	–

Net decrease in net assets from dividends and distributions to shareholders	(18,718,176)	(6,163,601)

Capital share transactions:
Proceeds from shares sold	218,473,669	190,010,433
Reinvestment of distributions	18,718,176	6,163,601
Shares redeemed	(63,133,169)	(73,922,823)

Net increase in net assets from capital shares	174,058,676	122,251,211

Total increase in net assets	132,637,864	150,607,320

Net assets:
Beginning of period	516,072,519	365,465,199

End of period	$648,710,383	$516,072,519

Undistributed net investment income, end of period	$6,241,938	$5,019,548

Capital share transactions:
Shares sold	27,183,866	20,004,784
Dividends and distributions reinvested	2,482,517	643,382
Shares redeemed	(7,742,474)	(7,712,072)

Total share transactions	21,923,909	12,936,094

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase in net assets from operations:
Net investment income	$9,215,805	$6,478,944
Net realized gain from investments	7,488,327	4,709,778
Net change in unrealized appreciation from investments	124,441	3,845,111

Net increase in net assets resulting from operations	16,828,573	15,033,833

Dividends and distributions to shareholders from:
Net investment income	(10,592,495)	(11,170,911)
Net realized capital gains	(3,877)	(232,406)
Return of capital	–	(611,392)

Net decrease in net assets from dividends and distributions to shareholders	(10,596,372)	(12,014,709)

Capital share transactions:
Proceeds from shares sold	315,318,641	368,657,981
Reinvestment of distributions	10,596,247	12,014,709
Shares redeemed	(146,855,231)	(81,290,712)

Net increase in net assets from capital shares	179,059,657	299,381,978

Total increase in net assets	185,291,858	302,401,102

Net assets:
Beginning of period	761,682,864	459,281,762

End of period	$946,974,722	$761,682,864

Undistributed net investment income, end of period	$186,239	$–

Capital share transactions:
Shares sold	30,200,012	35,572,514
Dividends and distributions reinvested	1,020,796	1,164,681
Shares redeemed	(14,063,375)	(7,835,973)

Total share transactions	17,157,433	28,901,222

The accompanying notes are an integral part of the financial statements.

17

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$8.65	$8.21	$10.29	$10.00

Net investment income	0.08 (2)	0.06 (2)	0.02 (2)	0.10 (2)	—	(3)
Net realized and unrealized gain/(loss) on investments	1.43	1.68	0.46	(2.09)	0.29

Net increase/(decrease) in net assets resulting from operations	1.51	1.74	0.48	(1.99)	0.29

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.06)	(0.03)	(0.09)	—
Net realized capital gains	(0.08)	— (4)	—	—	—
Tax return of capital	—	—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.14)	(0.06)	(0.04)	(0.09)	—

Net asset value, end of period	$11.70	$10.33	$8.65	$8.21	$10.29

Total investment return(5)	14.77%	20.11%	5.88%	(19.19)%	2.90	%(6)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$933,514	$679,147	$485,191	$312,104	$187,039
Ratio of expenses to average net assets(7)	0.64%	0.64%	0.67%	0.72%	0.84	%(8)
Ratio of net investment income to average net assets(7)	0.73%	0.55%	0.22%	1.37%	0.02	%(8)
Portfolio turnover rate	4%	9%	3%	1%	0	%(6)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $0.005 per share.
(4)	Amount less than $(0.005) per share.
(5)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(6)	Not annualized.
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

18

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$8.78	$7.97	$8.02	$8.85	$10.00

Net investment income	0.18 (2)	0.16 (2)	0.11 (2)	0.13 (2)	0.08
Net realized and unrealized gain/(loss) on investments	(0.64)	0.78	(0.04)	(0.85)	(1.23)

Net increase/(decrease) in net assets resulting from operations	(0.46)	0.94	0.07	(0.72)	(1.15)

Dividends and distributions to shareholders from:
Net investment income	(0.17)	(0.13)	(0.09)	(0.11)	—
Net realized capital gains	(0.11)	—	(0.03)	—	—

Total dividends and distributions to shareholders	(0.28)	(0.13)	(0.12)	(0.11)	—

Net asset value, end of period	$8.04	$8.78	$7.97	$8.02	$8.85

Total investment return(3)	(4.98)%	11.60%	0.86%	(7.71)%	(11.50	)%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$648,710	$516,073	$365,465	$258,632	$130,821
Ratio of expenses to average net assets(5)	0.65%	0.66%	0.68%	0.73%	0.92	%(6)
Ratio of net investment income to average net assets(5)	2.21%	1.66%	1.29%	2.01%	2.94	%(6)
Portfolio turnover rate	3%	4%	8%	2%	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

19

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.48	$10.50	$10.35	$10.04	$10.00

Net investment income	0.11 (2)	0.12 (2)	0.13 (2)	0.21 (2)	0.02
Net realized and unrealized gain on investments	0.09	0.09	0.27	0.25	0.04

Net increase in net assets resulting from operations	0.20	0.21	0.40	0.46	0.06

Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.22)	(0.21)	(0.15)	(0.02)
Net realized capital gains	— (3)	— (3)	(0.04)	—	—
Tax return of capital	—	(0.01)	—	—	—	(3)

Total dividends and distributions to shareholders	(0.14)	(0.23)	(0.25)	(0.15)	(0.02)

Net asset value, end of period	$10.54	$10.48	$10.50	$10.35	$10.04

Total investment return(4)	1.90%	2.06%	3.96%	4.62%	0.61	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$946,975	$761,683	$459,282	$210,107	$128,982
Ratio of expenses to average net assets(6)	0.63%	0.65%	0.68%	0.75%	0.97	%(7)
Ratio of net investment income to average net assets(6)	1.08%	1.12%	1.31%	2.06%	0.26	%(7)
Portfolio turnover rate	1%	0%	1%	84%	0	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

20

FREE MARKET FUNDS

Notes to Financial Statements

August 31, 2012

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —quoted	prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$932,923,820	$932,923,820	$—	$—

*Please refer to the Portfolio of Investments for further details.

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$648,086,842	$648,086,842	$—	$—

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$942,149,570	$942,149,570	$—	$—

*Please refer to the Portfolio of Investments for further details.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated

22

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of each Fund’s average daily net assets, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund’s average daily net assets. The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time. The Funds will not pay Matson Money at a later time for any amounts they may waive or any amounts that Matson Money has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent, custodian fees and administrative service fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees.

23

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

Included in the administration and accounting service fees as shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its assets of the Company.

For providing transfer agent services, BNY Mellon is entitled to receive out-of-pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides custodian services to the Funds and is entitled to receive out of pocket expenses.

Foreside Funds Distributors LLC (the “Underwriter”), formerly known as BNY Mellon Distributors LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the year ended August 31, 2012 was $153,121. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$183,806,758	$35,169,170
Free Market International Equity Fund	193,379,385	18,747,723
Free Market Fixed Income Fund	194,353,773	9,822,761

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

24

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

As of August 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$751,024,566	$187,253,201	$(5,333,947)	$181,899,254
Free Market International Equity Fund	675,232,185	4,986,631	(32,131,974)	(27,145,343)
Free Market Fixed Income Fund	925,928,106	18,115,344	(1,893,880)	16,221,464

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2012, primarily attributable to redesignation of dividends paid, reclassifications of short-term capital gain distributions and return of capital were reclassified among the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Free Market U.S. Equity Fund	$—	$—	$—
Free Market International Equity Fund	338,460	(338,460)	—
Free Market Fixed Income Fund	1,562,929	(1,562,929)	—

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$1,278,971	$4,786,356	$181,899,254
Free Market International Equity Fund	6,241,938	6,448,729	(27,145,343)
Free Market Fixed Income Fund	186,239	5,959,067	16,221,464

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2012 and 2011 were as follows:

		Ordinary Income	Long-Term Gains	Return of Capital	Total
Free Market U.S. Equity Fund	2012	$4,645,598	$5,493,112	$—	$10,138,710
	2011	3,674,349	137,794	—	3,812,143
Free Market International Equity Fund	2012	11,517,635	7,200,541	—	18,718,176
	2011	6,163,601	—	—	6,163,601
Free Market Fixed Income Fund	2012	10,592,495	3,877	—	10,596,372
	2011	8,085,652	3,317,665	611,392	12,014,709

25

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

August 31, 2012

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses (i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

For the fiscal year ended August 31, 2012, the Funds deferred to September 1, 2012, the following losses:

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Free Market U.S. Equity Fund	$—	$—	$—
Free Market International Fund	—	—	—
Free Market Fixed Income Fund	—	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012. As of August 31, 2012, the Funds had no pre-enactment capital losses carryforwards.

The following table shows amounts of post-enactment capital loss carryforwards, If any, by each of the applicable Funds, which have an unlimited period of capital loss carryforward, as of August 31, 2012:

Fund	Short-Term	Long-Term
Free Market U.S. Equity Fund	$—	$—
Free Market International Fund	—	—
Free Market Fixed Income Fund	—	—

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

FREE MARKET FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of the Free Market U.S. Equity Fund, Free Market International Equity Fund, and Free Market Fixed Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund, separately managed portfolios of The RBB Fund, Inc. (the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 26, 2012

27

FREE MARKET FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the fiscal year ended August 31, 2012, the following dividends and distributions were paid by the each of the Funds:

	Ordinary Income	Long-Term Gains	Return of Capital	Total
Free Market U.S. Equity Fund	$4,645,598	$5,493,112	$—	$10,138,710
Free Market International Equity Fund	11,517,635	7,200,541	—	18,718,176
Free Market Fixed Income Fund	10,592,495	3,877	—	10,596,372

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of total ordinary income dividends qualifying for the 15% dividend income tax rate is 100% for the Free Market U.S. Equity Fund and 82.21% for the Free Market International Equity Fund.

The percentage of total ordinary dividends qualifying for the corporate dividends received deduction is 100% for the Free Market U.S. Equity Fund.

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is 45.06% for the Free Market Fixed Income Fund. A total of 29.57% of the dividend distributed during the fiscal year was derived from U.S. Government securities, which is generally exempt from state income tax for the Free Market Fixed Income Fund.

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any. The Free Market International Equity Fund passed through foreign tax credits of $526,146 and earned $14,943,247 of gross foreign source income during the fiscal year.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

28

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including PricewaterhouseCoopers LLP, which serves as the independent registered public accounting firm of the Portfolio.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 1,015,484,479.979 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblutt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

With respect to the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the Meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	902,427,675	2,958,737	4,987,324

29

FREE MARKET FUNDS

Other Information (Continued)

(Unaudited)

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Matson Money and the Company (the “Advisory Agreement”) at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an additional one-year term. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by Matson Money with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Advisory Agreement between the Company and Matson Money with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Matson Money’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Matson Money’s personnel providing those services; (iii) Matson Money’s investment philosophies and processes; (iv) Matson Money’s assets under management and client descriptions; (v) Matson Money’s current advisory fee arrangements with the Company and other similarly managed clients; (vi) Matson Money’s compliance procedures; (vii) Matson Money’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (vii) the extent to which economies of scale are relevant to the Funds; (ix) a report prepared by Lipper, Inc. (“Lipper”) comparing each Fund’s management fees and total expense ratio to those of its respective Lipper peer group and comparing the performance of each Fund to the performance of its respective Lipper peer group; and (x) a report comparing the performance of each Fund to the performance of its primary and composite benchmarks.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Matson Money. The Directors concluded that Matson Money had substantial resources to provide services to the Funds and that Matson Money’s services had been acceptable.

The Directors also considered the investment performance of the Funds and Matson Money. Information on each Fund’s investment performance was provided for one, two, three and four year periods ended February 29, 2012. The Directors considered each Fund’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Lipper peer groups was acceptable. In reaching this conclusion, the Directors noted that the performance of the Free Market U.S. Equity Fund exceeded its Lipper peer group median for the one, two and three-year periods. The Directors also noted that the performance of the Free Market International Equity Fund exceeded its Lipper performance universe median for the two and three year periods. The Directors further noted that while the performance of the Free Market Fixed Income Fund was below the performance of its Lipper performance universe median for all periods, the Fund outperformed its primary benchmark for both the one and three-year periods ended March 31, 2012.

The Board of Directors also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreement. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by

30

FREE MARKET FUNDS

Other Information (Concluded)

(Unaudited)

other, unaffiliated investment advisory firms. The Directors noted that the contractual advisory fee rate and actual total expenses of each of the Funds were lower than their respective Lipper peer group medians.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Matson Money’s services, the Directors concluded that the investment advisory fees paid by the Funds were fair and reasonable and that the Investment Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2013.

31

FREE MARKET FUNDS

Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling 866-780-0357, ext. 3863.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)

32

FREE MARKET FUNDS

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

33

FREE MARKET FUNDS

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS[2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

34

FREE MARKET FUNDS

Fund Management (Concluded)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

35

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

FREE MARKET

U.S. EQUITY FUND

FREE MARKET

INTERNATIONAL EQUITY FUND

FREE MARKET

FIXED INCOME FUND

of

THE RBB FUND, INC.

ANNUAL

REPORT

August 31, 2012

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Marvin & Palmer

LARGE CAP GROWTH FUND

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Dear Fellow Shareholder:

During the period from September 1, 2011 through August 31, 2012 the Fund gained 9.6%, while the Russell 1000 Growth Index gained 17.4% for the same period.

Investment Climate and Outlook

Despite volatile markets, the year ended August 31, 2012 was a positive time for investors. Strong macro data combined with a declining equity risk premium created fertile ground for better equity performance. Risk related concerns during the period focused on the seemingly ever-present European debt issue and the unabated rise in gasoline prices. Although macroeconomic data has generally been better than expected, capital flows continue to be heavily biased towards fixed income, leaving equities under-owned relative to historical levels. In addition, the U.S., Japan and Europe’s loose monetary policies helped offset the tighter liquidity situations in the emerging markets, in particular China.

As a result, we are cautious on the global growth outlook going forward. While the major central banks continue to try to stimulate the global economy, the outlook will remain uncertain until the issue in Europe is resolved. Although better, economic data out of the U.S. and China continues to be sluggish but has not deteriorated further. As these issues get resolved, we believe there is room for the markets to move higher, but we remain defensively positioned in the meantime. We remain dedicated to investing in leading growth companies that exhibit superior franchise, management and balance sheet quality. Our experience has shown us that these stocks outperform on a historical basis despite periods, as we see today, of fear and uncertainty.

Investment Review and Portfolio Strategy

The Marvin & Palmer Large Cap Growth Fund trailed the Russell 1000 Growth Index and the broader S&P 500 Index for the year ended August 31, 2012. Health care was the Fund’s largest positive contributor to performance, while information technology, consumer discretionary and energy were the largest detractors. The Fund’s best performing stocks were Biogen Idec, Alexion Pharmaceuticals and Union Pacific. We are overweight the health care and consumer sectors while underweight information technology, industrials and financials. There is potential for stronger markets if we can get through the short-term issues, as attractive valuations and high levels of fixed income and cash holdings relative to equities are long-term positives.

As you may be aware, we have decided to the close the Fund. We appreciate your support and confidence in our firm’s investment philosophy, process and people over the years.

David F. Marvin, CFA

Chairman

Marvin & Palmer Associates, Inc.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

1

Marvin & Palmer

LARGE CAP GROWTH FUND

Annual Report

August 31, 2012

(Unaudited)

Comparison of Change in Value of $1,000,000 Investment in

Marvin & Palmer vs. Russell 1000® Growth Index

This chart assumes a hypothetical $1,000,000 minimum initial investment in the Fund made on June 29, 2007 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000® Growth Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Year Ended August 31, 2012

	Average Annual
	One Year	Three Year	Five Year	Since Inception*
Large Cap Growth Fund	9.64%	12.41%	-1.48%	-1.05%
Russell 1000® Growth Index	17.36%	15.59%	3.69%	3.52%
* Inception date June 29, 2007.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 821-2117. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 3.22% and the Fund’s net operating expense ratio is 0.80%. The Fund’s investment adviser has contractually agreed to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 0.80% of the Fund’s average daily net assets through December 31, 2012. This limitation can be discontinued at any time after December 31, 2012.

The Fund’s total returns since inception are based on a change in net asset value from $10.00 per share on June 29, 2007 (inception) to $9.40 per share on August 31, 2012.

2

Marvin & Palmer

LARGE CAP GROWTH FUND

Fund Expense Disclosure

August 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Large Cap Growth Fund

	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,021.70	$4.07
Hypothetical (5% return before expenses)	1,000.00	1,021.11	4.06

*	Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the one-half year period. The Fund’s ending account values are based on the actual six-month total return for the Fund of 2.17%.

3

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio Holdings Summary Table (In Liquidation)

August 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Software & Services	15.7%	$482,107
Pharmaceuticals, Biotechnology & Life Sciences	14.6	446,011
Retailing	12.3	376,185
Technology Hardware & Equipment	9.3	284,596
Food & Staples Retailing	9.1	279,979
Food, Beverage & Tobacco	6.4	195,730
Capital Goods	5.2	160,422
Media	4.4	134,379
Health Care Equipment & Services	3.7	112,865
Energy	2.8	84,435
Materials	2.7	81,678
Transportation	2.4	72,864
Telecommunication Services	2.2	69,102
Consumer Durables & Apparel	2.2	68,152
Semiconductor & Personal Products	1.3	39,728
Household & Personal Products	1.0	31,893
Consumer Services	1.0	31,322
Diversified Financials	1.0	30,720
Banks	0.9	27,224
Other Assets in Excess of Liabilities	1.8	54,574

NET ASSETS	100.0%	$3,063,966

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio of Investments (In Liquidation)

August 31, 2012

	Shares	Value
COMMON STOCKS — 98.2%
Banks — 0.9%
Wells Fargo & Co.	800	$ 27,224

Capital Goods — 5.2%
AMETEK, Inc.	1,200	41,171
Caterpillar, Inc.	300	25,599
Roper Industries, Inc.	400	41,116
United Technologies Corp.	400	31,940
WW Grainger, Inc.	100	20,596

		160,422

Consumer Durables & Apparel — 2.2%
NIKE, Inc., Class B	700	68,152

Consumer Services — 1.0%
McDonald’s Corp.	350	31,322

Diversified Financials — 1.0%
T. Rowe Price Group, Inc.	500	30,720

Energy — 2.8%
Exxon Mobil Corp.	400	34,920
Marathon Petroleum Corp.	500	25,875
National Oilwell Varco, Inc.	300	23,640

		84,435

Food & Staples Retailing — 9.1%
Costco Wholesale Corp.	1,200	117,444
CVS Caremark Corp.	700	31,885
Wal-Mart Stores, Inc.	1,000	72,600
Whole Foods Market, Inc.	600	58,050

		279,979

Food, Beverages & Tobacco — 6.4%
Altria Group, Inc.	1,500	50,940
Coca-Cola Co., (The)	2,200	82,280
Philip Morris International, Inc.	700	62,510

		195,730

Health Care Equipment & Services — 3.7%
HCA Holdings, Inc.	400	11,420
Intuitive Surgical, Inc.*	100	49,179
McKesson Corp.	600	52,266

		112,865

Household & Personal Products — 1.0%
Colgate-Palmolive Co.	300	31,893

Materials — 2.7%
CF Industries Holdings, Inc.	100	20,701
Monsanto Co.	700	60,977

		81,678

Media — 4.4%
Discovery Communications, Inc., Class A*	300	16,452
Time Warner Cable, Inc.	600	53,292
Viacom, Inc., Class B	600	30,006
Walt Disney Co., (The)	700	34,629

		134,379

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 14.6%
Abbott Laboratories	2,200	$ 144,188
Alexion Pharmaceuticals, Inc.*	900	96,489
Amgen, Inc.	700	58,744
Biogen Idec, Inc.*	1,000	146,590

		446,011

Retailing — 12.3%
Amazon.com, Inc.*	400	99,292
AutoZone, Inc.*	125	45,205
Dollar General Corp.*	600	30,642
Home Depot, Inc., (The)	1,400	79,450
Ross Stores, Inc.	500	34,595
TJX Cos., Inc.	1,900	87,001

		376,185

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	1,600	39,728

Software & Services — 15.7%
Citrix Systems, Inc.*	400	31,076
ebay, Inc.*	1,300	61,711
Google, Inc., Class A*	50	34,255
International Business Machines Corp.	550	107,168
Mastercard, Inc., Class A	250	105,725
Microsoft Corp.	1,100	33,902
Oracle Corp.	1,800	56,970
Visa, Inc., Class A	400	51,300

		482,107

Technology Hardware & Equipment — 9.3%
Amphenol Corp., Class A	500	30,435
Apple, Inc.	225	149,679
Qualcomm, Inc.	1,700	104,482

		284,596

Telecommunication Services — 2.2%
AT&T, Inc.	1,300	47,632
Verizon Communications, Inc.	500	21,470

		69,102

Transportation — 2.4%
Union Pacific Corp.	600	72,864

TOTAL COMMON STOCKS (Cost $2,456,330)		3,009,392

TOTAL INVESTMENTS — 98.2% (Cost $2,456,330)		3,009,392

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		54,574

NET ASSETS — 100.0%		$3,063,966

*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

5

Marvin & Palmer

LARGE CAP GROWTH FUND

Statement of Assets and Liabilities (In Liquidation)

August 31, 2012

ASSETS
Investments, at value (Cost $2,456,330)	$3,009,392
Cash and cash equivalents	52,350
Receivables
Investment adviser	108,082
Investments sold	25,725
Dividends and interest	4,397

Total assets	3,199,946

LIABILITIES
Payables for investments purchased	25,715
Other accrued expenses and liabilities	110,265

Total liabilities	135,980

Net assets	$3,063,966

NET ASSETS CONSIST OF
Par value	$326
Paid-in capital	10,171,848
Undistributed net investment income	7,069
Accumulated net realized loss from investments	(7,668,339)
Net unrealized appreciation on investments	553,062

Net assets	$3,063,966

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	326,122

Net asset value, offering and redemption price per share	$9.40

The accompanying notes are an integral part of the financial statements.

6

Marvin & Palmer

LARGE CAP GROWTH FUND

Statement of Operations (In Liquidation)

For the Year Ended August 31, 2012

Investment Income
Dividends	$73,629
Interest	117

Total investment income	73,746

Expenses
Administration and accounting fees	104,532
Transfer agent fees	96,002
Advisory fees	47,448
Audit fees	25,952
Registration and filing fees	30,697
Directors’ and officers’ fees	24,007
Custodian fees	22,874
Printing and shareholder reporting fees	18,936
Legal fees	13,914
Insurance	6,294
Other expenses	2,567

Total expenses before waivers and reimbursements	393,223

Less: waivers and reimbursements	(340,127)

Net expenses after waivers and reimbursements	53,096

Net investment income	20,650

Net realized and unrealized gain/(loss) from investments
Net realized gain from:
Investments	1,950,739
Net change in unrealized depreciation on:
Investments	(1,250,507)

Net realized and unrealized gain from investments	700,232

Net increase in net assets resulting from operations	$720,882

The accompanying notes are an integral part of the financial statements.

7

Marvin & Palmer

LARGE CAP GROWTH FUND

Statements of Changes in Net Assets (In Liquidation)

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income	$20,650	$5,258
Net realized gain from investments	1,950,739	1,459,918
Net change in unrealized appreciation/(depreciation) from investments	(1,250,507)	596,680

Net increase in net assets resulting from operations	720,882	2,061,856

Dividends and distributions to shareholders from:
Net investment income	(19,259)	–

Net decrease in net assets from dividends and distributions to shareholders	(19,259)	–

Capital transactions:
Proceeds from shares sold	14,900	236,650
Reinvestment of distributions	18,361	–
Shares redeemed	(8,155,437)	(794,276)

Net decrease in net assets from capital transactions	(8,122,176)	(557,626)

Total increase/(decrease) in net assets	(7,420,553)	1,504,230

Net assets
Beginning of year	10,484,519	8,980,289

End of year	$3,063,966	$10,484,519

Undistributed net investment income/(loss), end of period	$7,069	$5,652

Share transactions:
Shares sold	1,715	25,164
Dividends and distributions reinvested	2,186	–
Shares redeemed	(898,421)	(90,475)

Total share transactions	(894,520)	(65,311)

The accompanying notes are an integral part of the financial statements.

8

Marvin & Palmer

LARGE CAP GROWTH FUND

Financial Highlights (In Liquidation)

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Year Ended August 31, 2012 (In Liquidation)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$8.59	$6.98	$6.64	$9.32	$10.20

Net investment income/(loss)	0.04	— (1)	— (1)	0.02	0.01
Net realized and unrealized gain/(loss) on investments	0.79	1.61	0.35	(2.68)	(0.89)

Net increase/(decrease) in net assets resulting from operations	0.83	1.61	0.35	(2.66)	(0.88)

Dividends to shareholders from:
Net investment income	(0.02)	—	(0.01)	(0.02)	— (1)

Net asset value, end of period	$9.40	$8.59	$6.98	$6.64	$9.32

Total investment return(2)	9.64%	23.07%	5.28%	(28.51)%	(8.61)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted) .	$3,064	$10,485	$8,980	$19,343	$28,780
Ratio of expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets without waivers and expense reimbursements	5.92%	3.22%	2.62%	2.27%	2.09%
Ratio of net investment income/(loss) to average net assets	0.31%	0.05%	(0.01)%	0.37%	0.12%
Portfolio turnover rate	132.36%	95.16%	138.68%	237.91%	252.37%

(1)	Less than $0.005 per share.

(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

The accompanying notes are an integral part of the financial statements.

9

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (In Liquidation)

August 31, 2012

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the “Fund”), which commenced investment operations on June 29, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

On September 20, 2012 the Board of Directors of the Company approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record as of the final liquidation date, which is expected to be on or about November 29, 2012. The Fund is closed to all investors. In connection with the liquidation, the Fund’s financial statements have been prepared using the liquidation basis of accounting. Under the liquidation basis of accounting, assets are stated at their estimated net realizable values, liabilities are stated at their estimated net settlement amounts and expected expenses are accrued through final liquidation. The adoption of the liquidation basis of accounting did not impact net assets as of August 31, 2012. Provisions have been made for substantially all costs to be incurred with the liquidation of the Fund. Marvin & Palmer Associates, Inc. or its affiliates shall bear all expenses incurred in the liquidation of the Fund.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	— quoted prices in active markets for identical securities;

• Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (In Liquidation) (Continued)

August 31, 2012

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$3,009,392	$3,009,392	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

11

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (In Liquidation) (Continued)

August 31, 2012

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Marvin & Palmer Associates, Inc. (“Marvin & Palmer” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.80% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.80%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may discontinue these arrangements at any time after December 31, 2012. If at any time during the three years ending March 4, 2015 in which the advisory agreement is in effect, the Fund’s total annual operating expenses for that year are less than 0.80% of the Fund’s average daily net assets, the Adviser is entitled to reimbursement by the Fund, in whole or in part, of the advisory fees waived and other payments remitted by the Adviser to the Fund during such three-year period. For the year ended August 31, 2012, investment advisory fees accrued and waived were $47,448 and expenses reimbursed or to be reimbursed by the Adviser were $292,678.

As of August 31, 2012, the following total fees were previously waived by the Advisor and were subject to possible future reimbursements to the Adviser. No recovery is expected due to the pending liquidation and termination of the Fund (Note 1).

Expiration
August 31, 2013	August 31, 2014	August 31, 2015
$251,254	$261,943	$340,127

BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and custodian fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting fees shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the year ended August 31, 2012 was $8,024. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

12

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (In Liquidation) (Continued)

August 31, 2012

4.	Investment in Securities

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$8,849,597	$16,651,702

5.	Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$2,459,445	$564,087	$(14,140)	$549,947

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2012, attributable to the net investment loss, was reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-In Capital
$26	$—		$(26)

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carry Forward	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation/ (Depreciation)
$(7,665,225)	$7,069	$—	$549,947

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Gains	Total
2012	$19,259	$—	$19,259
2011	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

13

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (In Liquidation) (Continued)

August 31, 2012

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012.

As of August 31, 2012, the Fund had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
$—	$4,378,068	$3,287,157	$—	$7,665,225

During the fiscal year ended August 31, 2012, the Fund utilized $1,952,972 of pre-enactment capital loss carryforwards.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued.

As described in Note 1, the Board of Directors of the Company approved a plan to liquidate and terminate the Fund on or about November 29, 2012.

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Marvin & Palmer

LARGE CAP GROWTH FUND

Report of Independent Registered Public Accounting Firm

To the Board of Directors of the RBB Fund, Inc. and Shareholders of the Marvin & Palmer Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Marvin & Palmer Large Cap Growth Fund, a separately managed portfolio of The RBB Fund, Inc. (the “Fund”) at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As noted in Note 1 to the financial statements, the Board of Directors has approved a plan to liquidate and terminate the Fund on or about November 29, 2012.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 26, 2012

15

Marvin & Palmer

LARGE CAP GROWTH FUND

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the fiscal year ended August 31, 2012, the Fund paid $19,259 of ordinary dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 100%.

The percentage of qualified interest income related dividends not subject to with holding tax for non-resident aliens and foreign corporations is 0.11%.

The percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 100%.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

16

Marvin & Palmer

LARGE CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin & Palmer at (877) 821-2117 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including PricewaterhouseCoopers LLP, which serves as the independent registered public accounting firm of the Fund.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 1,015,484,479.979 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

With respect to the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the Meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	902,427,675	2,958,737	4,987,324

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreement between Marvin & Palmer and the Company (the “Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an additional one-year term. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by Marvin & Palmer with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Advisory Agreement between the Company and Marvin & Palmer with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Marvin & Palmer’s services provided to the Fund; (ii) descriptions of the experience and qualifications of Marvin & Palmer’s personnel providing those services; (iii) Marvin & Palmer’s investment philosophies and processes; (iv) Marvin & Palmer’s assets under management and client descriptions; (v) Marvin & Palmer’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Marvin & Palmer’s current advisory fee arrangement with the Company and other similarly managed clients; (vii) Marvin & Palmer’s compliance procedures; (viii) Marvin & Palmer’s financial information,

17

Marvin & Palmer

LARGE CAP GROWTH FUND

Other Information (Continued)

(Unaudited)

insurance coverage and profitability analysis related to providing advisory services to the Fund; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Marvin & Palmer. The Directors concluded that Marvin & Palmer had substantial resources to provide services to the Fund and that Marvin & Palmer’s services had been acceptable.

The Directors also considered the investment performance of the Fund and Marvin & Palmer. Information on the Fund’s investment performance was provided for one, two, three and four year periods ended February 29, 2012. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Lipper peer group was acceptable. In reaching this conclusion, the Directors noted that while the performance of the Fund was the lowest in its peer group for the one-year period, the Fund’s performance equaled its Lipper peer group median for the two-year period and exceeded its Lipper peer group median for the three-year period.

The Board of Directors also considered the advisory fee rate payable by the Fund under the Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the advisory fee of the Fund, before and after waivers, and the actual total expenses of the Fund were all lower than the peer group median. In addition, the Directors noted that Marvin & Palmer has contractually agreed to limit total annual operating expenses to 0.80% of the Fund’s average daily net assets through at least December 31, 2012 and that Marvin & Palmer expects to continue these fee waivers and expense reimbursements. In considering the Fund’s operating expenses, the Directors also noted recent sizable redemptions to the Fund, and the effect of those redemptions on the Fund’s total operating expense ratio.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering Marvin & Palmer’s services, the Directors concluded that the investment advisory fees paid by the Fund were fair and reasonable and that the Advisory Agreement should be approved and continued for an additional one-year period ending August 16, 2013.

18

Marvin & Palmer

LARGE CAP GROWTH FUND

Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (877) 821-2117.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

19

Marvin & Palmer

LARGE CAP GROWTH FUND

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS[2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

20

Marvin & Palmer

LARGE CAP GROWTH FUND

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

21

Marvin & Palmer

LARGE CAP GROWTH FUND

Privacy Notice

(Unaudited)

FACTS	WHAT DOES THE MARVIN & PALMER LARGE CAP GROWTH FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•          Social Security number

•          account balances

•          account transactions

•          transaction history

•          wire transfer instructions

•          checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (877) 821-2117

22

Marvin & Palmer

LARGE CAP GROWTH FUND

Privacy Notice

(Unaudited)

What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with Federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

•          open an account

•          provide account information

•          give us your contact information

•          make a wire transfer

•          tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•          sharing for affiliates’ everyday business purposes – information about your creditworthiness

•          affiliates from using your information to market to you

•          sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include Marvin & Palmer Associates, Inc
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•          The Fund doesn’t share with nonaffiliates so they can market to you. The Fund may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•          The Fund does not jointly market information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you

23

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Investment Adviser

Marvin & Palmer Associates, Inc.

1201 N. Market Street

Suite 2300

Wilmington, DE 19801-1165

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Perimeter Small Cap Growth Fund

of The RBB Fund, Inc.

Annual Report	August 31, 2012

PERIMETER

SMALL CAP GROWTH FUND

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Dear Shareholders:

Despite a bumpy start to the Fund’s fiscal year ended August 31, 2012, marked by a U.S. debt ceiling deadlock and concerns of a double-dip recession, the year was relatively robust. The stock market’s deep sell off in the 3rd quarter of 2011 resulted from false signaling of an impending second recession, or “double-dip”. Instead, the first half of the Fund’s fiscal year saw GDP growth reaccelerate modestly, led by stabilization of the housing market and stronger auto sales, supporting a stronger stock market. However, European economic worries and slowing growth in China dampened the global economic outlook. And domestically, the market fell in the 2nd quarter of 2012 amid weakening consumer and business confidence ahead of the “fiscal cliff”, which refers to the pending tax increases and spending cuts expected to weigh heavily on growth and possibly drive the economy back into a recession. Given global monetary easing and hints of stimulative domestic monetary policy, the market posted modest gains through August 2012 as it climbed a wall of worry ahead of the U.S. presidential election.

Consumer Staples was a significant contributor to the Fund’s performance given strong stock selection during the reporting period. Natural foods distributor Hain Celestial (HAIN) was a top contributor, as the company’s positioning in the growing organic foods segment enabled strong earnings growth. Good stock selection in Financials also contributed to the Fund’s performance, led by Texas Capital Bancshares (TCBI). The Fund also benefitted from an underweight position within the Energy sector, which was the worst performing sector in the Russell 2000® Index, the Fund’s benchmark, during the period.

Weaker stock selection from Consumer Discretionary, Technology and Healthcare sectors provided the bulk of the headwind to performance. Consumer Discretionary was the largest detractor to performance during the year, primarily due to weak stock selection in specialty retail. Several of our companies in this segment such as Aeropostale (ARO) and bebe (BEBE) experienced difficult results in the Spring of 2012, as consumer spending came to an abrupt slowdown. In Healthcare, underperformance was largely a function of our underweight position to the Biotechnology industry. Perimeter has historically maintained a fairly large underweight position in Biotechs, as these companies possess risky business models that do not fit our investment process.

Following an admittedly challenging year where the market continued to be driven by macro headlines, we remain as committed as ever to our bottom-up investment discipline. We continue to seek companies with higher revenue visibility, strong cash flows and a history of growing shareholder wealth, which we believe the market will ultimately reward.
Sincerely,

Perimeter Capital Management

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Direct investment into an index is not possible.

1

PERIMETER

SMALL CAP GROWTH FUND

Performance

August 31, 2012

(Unaudited)

Comparison of Change in Value of $100,000 Investment in

Perimeter Small Cap Growth Fund’s Investor Class Shares vs. Russell 2000® Growth Index

Comparison of Change in Value of $1,000,000 Investment in

Perimeter Small Cap Growth Fund’s I Shares vs. Russell 2000® Growth Index

*	Investor Class Shares were offered beginning September 29, 2006.
**

I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.

These charts assume a hypothetical $100,000 and $1,000,000 minimum initial investment in the Fund’s Investor Class Shares and I Shares, respectively, made on September 29, 2006 (inception) and reflect Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000® Growth Index is unmanaged, does not incur taxes, sales charges, and/or expenses and is not available for investment. The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. Immediately prior to the opening of business on February 8, 2010, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.

2

PERIMETER

SMALL CAP GROWTH FUND

Performance (Concluded)

August 31, 2012

(Unaudited)

Average Annual Total Returns For The Periods Ended August 31, 2012
	One Year	Three Year	Five Year	Since Inception***
Perimeter Small Cap Growth Fund, Investor Class Shares*	6.56%	10.94%	– 0.37%	2.51%
Perimeter Small Cap Growth Fund, I Shares**	6.93%	11.21%	– 0.15%	2.70%
Russell 2000® Growth Index	12.72%	15.49%	2.94%	4.85%

*       Investor Class Shares were offered beginning September 29, 2006.

**     I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.

***  The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than its original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, please call 1-888-968-4964. Performance assumes reinvestment of dividends and capital gains. Unlike a mutual fund, index returns do not reflect fees or expenses. The Fund’s gross total expense ratio as stated in the prospectus is 1.39% for Investor Shares and 1.14% for I Shares. The performance quoted reflects fee waivers in effect and would have been lower in their absence. The Fund charges a 2.00% redemption fee if redeemed within 7 days. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class Shares and I Shares, respectively, through December 31, 2012.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mutual fund investing involves risk including the possible loss of principal. The Fund invests in small cap stocks which generally involve more risk than large cap stocks due to potentially greater volatility and less market liquidity.

3

PERIMETER

SMALL CAP GROWTH FUND

Fund Expense Disclosure

August 31, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Perimeter Small Cap Growth Fund — Investor Class Shares
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$ 967.30	$6.68
Hypothetical — (5% return before expenses)	1,000.00	1,018.35	6.85

	Perimeter Small Cap Growth Fund — I Shares
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$ 968.70	$5.44
Hypothetical — (5% return before expenses)	1,000.00	1,019.61	5.58

*

Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class Shares and 1.10% for the I Shares which includes waived fees, reimbursed expenses or recoupment, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the six-month period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of –3.27% for the Investor Class Shares and –3.13% for the I Shares.

4

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

August 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Domestic Common Stocks:
Consumer Non-cyclical	32.3%	$68,744,213
Consumer Cyclical	15.7	33,280,107
Technology	12.0	25,488,552
Industrial	11.3	23,951,125
Financial	9.5	20,268,618
Communications	8.0	16,928,176
Basic Materials	5.1	10,901,823
Energy	3.6	7,596,122
Warrants	0.0	—
Other Assets In Excess of Liabilities	2.5	5,281,095

	100%	$212,439,831

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

August 31, 2012

	Shares	Value
COMMON STOCK† — 97.5%
Basic Materials — 5.1%
American Vanguard	35,304	$1,038,642
Balchem	54,854	2,001,073
Buckeye Technologies	49,120	1,489,317
KapStone Paper and Packaging*	100,840	2,019,824
Kraton Performance Polymers*	52,030	1,116,044
NewMarket	3,680	905,722
PolyOne	36,403	574,439
Stillwater Mining*	166,834	1,756,762

		10,901,823

Communications — 8.0%
Allot Communications*	52,665	1,391,409
AOL*	51,610	1,737,709
ClickSoftware Technologies	136,926	1,096,777
DealerTrack Holdings*	67,850	1,878,767
DigitalGlobe*	90,085	1,871,065
HealthStream*	51,772	1,471,360
NIC	82,801	1,194,818
NICE Systems, ADR*	54,519	1,705,354
Shutterfly*	47,413	1,410,537
SPS Commerce*	34,682	1,212,136
Tyler Technologies*	32,640	1,314,086
Zix*	250,645	644,158

		16,928,176

Consumer Cyclical — 15.7%
Allegiant Travel*	23,420	1,551,341
Ascena Retail Group*	84,820	1,679,436
Buckle	38,660	1,760,576
Caribou Coffee*	49,547	633,706
Cash America International	29,400	1,141,308
Casual Male Retail Group*	220,924	910,207
Cheesecake Factory*	38,440	1,276,592
Chico’s FAS	73,150	1,385,461
Coinstar*	29,790	1,522,865
Cracker Barrel Old Country Store	24,310	1,531,044
Finish Line, Cl A	46,930	1,077,513
First Cash Financial Services*	47,284	2,109,812
Genesco*	21,633	1,528,371
HSN	26,170	1,178,435
MDC Holdings	24,920	864,226
Nu Skin Enterprises	35,660	1,479,533
Pier 1 Imports	100,100	1,849,848
Pool	33,970	1,338,078
Red Robin Gourmet Burgers*	18,050	559,731
Shuffle Master*	80,050	1,214,359
Spirit Airlines*	80,390	1,571,625
Steven Madden*	20,727	889,603
Toro	43,920	1,633,824
UniFirst	18,124	1,151,055
Vitamin Shoppe*	17,907	959,994

	Shares	Value
Consumer Cyclical — (Continued)
WMS Industries*	30,230	$481,564

		33,280,107

Consumer Non-cyclical — 32.3%
American Public Education*	51,401	1,732,214
Astex Pharmaceuticals*	246,443	697,434
Bio-Reference Laboratories*	45,510	1,188,721
Cardtronics*	62,260	1,758,845
Charles River Laboratories International*	51,390	1,866,485
Chemed	22,242	1,468,639
CoreLogic*	76,000	1,869,600
Corporate Executive Board	34,960	1,627,738
Corrections Corp of America	59,470	1,980,946
CoStar Group*	13,510	1,097,688
Cubist Pharmaceuticals*	41,300	1,908,060
Depomed*	171,510	907,288
DFC Global*	90,885	1,692,279
Dynavax Technologies*	321,420	1,256,752
Grand Canyon Education*	76,937	1,624,909
Haemonetics*	13,325	981,653
Harris Teeter Supermarkets	52,250	2,041,408
HealthSouth*	66,460	1,521,934
Heartland Payment Systems	42,040	1,277,175
HMS Holdings*	51,170	1,763,318
Huron Consulting Group*	58,460	1,886,504
ICON, ADR*	92,987	2,131,262
Impax Laboratories*	74,294	1,758,539
Inter Parfums	74,324	1,233,778
Jazz Pharmaceuticals*	50,070	2,278,686
Masimo*	84,520	1,866,202
MAXIMUS	34,389	1,870,418
Metropolitan Health Networks*	125,320	1,007,573
Monro Muffler Brake	33,320	1,127,882
Myriad Genetics*	80,910	2,021,941
Onyx Pharmaceuticals*	19,200	1,380,864
Orthofix International*	46,210	1,955,607
Par Pharmaceutical*	47,480	2,364,504
Quad Graphics	33,214	608,480
Questcor Pharmaceuticals*	21,870	950,033
Rent-A-Center	50,021	1,764,741
Rollins	80,380	1,871,246
Salix Pharmaceuticals*	14,290	628,188
Seattle Genetics*	25,917	687,837
Spectrum Brands Holdings	57,250	2,108,518
Thoratec*	59,405	2,013,235
TrueBlue*	91,256	1,417,206
United Therapeutics*	31,339	1,696,067
Wright Express*	28,126	1,851,816

		68,744,213

The accompanying notes are an integral part of the financial statements.

6

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

August 31, 2012

	Shares	Value
Energy — 3.6%
Basic Energy Services*	109,502	$1,215,472
Energy XXI Bermuda	46,320	1,523,465
Helix Energy Solutions Group*	61,894	1,090,572
Kodiak Oil & Gas*	175,090	1,565,305
OYO Geospace*	7,312	669,706
Rex Energy*	123,616	1,531,602

		7,596,122

Financial — 9.5%
Boston Private Financial Holdings	170,920	1,622,031
Campus Crest Communities, REIT	103,632	1,119,226
Education Realty Trust, REIT	161,400	1,865,784
Endurance Specialty Holdings	48,970	1,851,556
Hanover Capital Mortgage Holdings*	62,889	1,760,263
Horace Mann Educators	93,170	1,636,997
Infinity Property & Casualty	20,546	1,152,631
Pinnacle Financial Partners*	68,930	1,319,320
Platinum Underwriters Holdings	45,040	1,789,890
ProAssurance	23,608	2,106,542
Texas Capital Bancshares*	22,760	1,047,415
Umpqua Holdings	127,486	1,611,423
World Acceptance*	18,980	1,385,540

		20,268,618

Industrial — 11.3%
A.O. Smith	40,456	2,213,348
Actuant, Cl A	33,050	929,366
Belden	21,180	722,873
Chart Industries*	8,197	572,151
Covanta Holding	110,480	1,889,208
Darling International*	102,090	1,696,736
Exponent*	19,220	1,000,593
Gulfmark Offshore, Cl A*	29,930	1,049,944
Hexcel*	72,930	1,653,323
Landstar System	31,800	1,503,186
Middleby*	17,180	1,978,277
NVE*	10,483	589,249
Old Dominion Freight Line*	28,644	1,282,678
OSI Systems*	20,665	1,531,277
Silgan Holdings	28,900	1,211,777
Tetra Tech*	59,630	1,546,802
TriMas*	33,856	727,904
Triumph Group	31,170	1,852,433

		23,951,125

	Shares	Value
Technology — 12.0%
ACI Worldwide*	14,352	$622,590
Cavium*	64,150	2,072,045
CommVault Systems*	26,844	1,353,474
Diebold	36,290	1,182,328
Diodes*	63,753	1,178,793
inContact*	192,901	1,099,536
InnerWorkings*	112,877	1,360,168
LivePerson*	97,637	1,611,011
Manhattan Associates*	31,130	1,574,555
Maxwell Technologies*	51,473	391,710
MedAssets*	148,837	2,540,648
Mentor Graphics*	108,420	1,792,183
MIPS Technologies*	172,941	1,148,328
NetScout Systems*	38,090	904,638
Omnicell*	51,860	744,710
RADWARE*	50,235	1,640,173
SolarWinds*	26,150	1,435,112
Tangoe*	34,123	552,793
Ultimate Software Group*	10,230	1,014,714
Volterra Semiconductor*	53,254	1,269,043

		25,488,552

TOTAL COMMON STOCK (Cost $173,909,354)		207,158,736

Warrants — 0.0%
Magnum Hunter Resources, Expires 10/14/13	31,749	0

TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS — 97.5% (Cost $173,909,354)		207,158,736

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		5,281,095

NET ASSETS — 100.0%		$212,439,831

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

7

PERIMETER

SMALL CAP GROWTH FUND

Statement of Assets & Liabilities

August 31, 2012

ASSETS
Investments, at value (Cost $173,909,354)	$207,158,736
Cash	3,317,628
Receivables
Investments sold	4,941,046
Capital shares sold	302,198
Dividends and interest	103,998
Prepaid expenses and other assets	55,725

Total assets	215,879,331

LIABILITIES
Payable for investments purchased	2,857,302
Capital shares redeemed	260,020
Investment advisory fees	198,591
Administration and accounting fees	18,912
Directors’ and officers’ fees	2,359
Other accrued expenses and liabilities	102,316

Total liabilities	3,439,500

Net Assets	$212,439,831

NET ASSETS CONSIST OF
Par value	$22,876
Paid-in capital	164,762,422
Accumulated net investment loss	(1,451,966)
Accumulated net realized gain from investments	15,857,117
Net unrealized appreciation on investments	33,249,382

Net Assets	$212,439,831

Investor Class Shares
Net Assets	$20,929,908

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,279,127

Net asset value, offering and redemption price per share	$9.18

I Shares
Net Assets	$191,509,923

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	20,596,414

Net asset value, offering and redemption price per share	$9.30

The accompanying notes are an integral part of the financial statements.

8

PERIMETER

SMALL CAP GROWTH FUND

Statement of Operations

For the Year Ended August 31, 2012

Investment Income
Dividends (net of foreign taxes withheld of $15,400)	$1,194,068
Interest	2,179

Total investment income	1,196,247

Expenses
Advisory fees	2,568,982
Transfer agent fees	268,005
Administration and accounting fees	261,773
Distribution fees(1)	182,366
Printing and shareholder reporting fees	118,619
Professional fees	81,019
Directors’ and officers’ fees	45,161
Registration and filing fees	36,158
Insurance fees	19,155
Custodian fees	12,024
Other expenses	5,735

Total expenses before waivers	3,598,997
Less: waiver of Advisory fees	(275,981)

Net expenses after waivers	3,323,016

Net investment loss	(2,126,769)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Investments	20,219,831
Net change in unrealized appreciation/(depreciation) on:
Investments	3,218,958

Net realized and unrealized gain from investments	23,438,789

Net increase in net assets resulting from operations.	$21,312,020

(1)	Attributable to Investor Class Shares.

The accompanying notes are an integral part of the financial statements.

9

PERIMETER

SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment loss	$(2,126,769)	$(3,261,788)
Net realized gain from investments	20,219,831	70,401,044
Net change in unrealized appreciation from investments	3,218,958	17,115,011

Net increase in net assets resulting from operations	21,312,020	84,254,267

Dividends and distributions to shareholders from:

Net realized capital gains

Investor Class Shares	(19,965,000)	—
I Shares	(40,427,651)	—

Net decrease in net assets from dividends and distributions to shareholders	(60,392,651)	—

Increase/(decrease) in net assets from capital transactions:

Investor Class Shares
Proceeds from shares sold	13,504,662	33,689,670
Reinvestment of distributions	19,950,107	—
Shares redeemed	(119,410,959)	(116,312,148)

Total Investor Class Shares	(85,956,190)	(82,622,478)

I Shares
Proceeds from shares sold	61,528,257	85,807,601
Reinvestment of distributions	40,118,934	—
Shares redeemed	(100,504,504)	(76,944,076)

Total I Shares	1,142,687	8,863,525

Redemption fees	1,848	6,660

Net decrease in net assets from capital transactions	(84,811,655)	(73,752,293)

Total increase/(decrease) in net assets	(123,892,286)	10,501,974

Net assets
Beginning of year	336,332,117	325,830,143

End of year	$212,439,831	$336,332,117

Undistributed/accumulated net investment income (loss), end of year	$(1,451,966)	$—

Increase/(decrease) in shares outstanding derived from share transactions:

Investor Class Shares
Shares sold	1,438,758	2,982,297
Dividends and distributions reinvested	2,403,628	—
Shares redeemed	(12,777,914)	(10,019,851)

Total Investor Class Shares	(8,935,528)	(7,037,554)

I Shares
Shares sold	6,653,884	7,769,516
Dividends and distributions reinvested	4,781,756	—
Shares redeemed	(10,758,420)	(6,555,944)

Total I Shares	677,220	1,213,572

Net decrease in shares outstanding from share transactions	(8,258,308)	(5,823,982)

The accompanying notes are an integral part of the financial statements.

10

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class Shares
	Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010*,**		Year Ended July 31, 2010**	Year Ended July 31, 2009**	Year Ended July 31, 2008**
Net asset value, Beginning of Period	$10.75	$8.79	$9.53		$8.45	$10.40	$11.49

Income (Loss) from Operations:
Net Investment Loss(1)	(0.09)	(0.11)	(0.01)		(0.09)	(0.05)	(0.08)
Net Realized and Unrealized Gains (Loss) on Investments	0.58	2.07	(0.73)		1.17	(1.90)	(0.88)

Total from Operations	0.49	1.96	(0.74)		1.08	(1.95)	(0.96)

Dividends and Distributions from:
Net Realized Gains	(2.06)	—	—		—	—	(0.13)

Total Dividends and Distributions	(2.06)	—	—		—	—	(0.13)

Redemption Fees	— (2)	— (2)	—	(2)	— (2)	— (2)	—

Net Asset Value, End of Period	$9.18	$10.75	$8.79		$9.53	$8.45	$10.40

Total Return†	6.56%	22.30%	(7.77)%		12.78%	(18.75)%	(8.47)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$20,930	$120,543	$160,496		$174,434	$138,929	$122,353
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.35%	1.35%	1.35	%***	1.29%	1.11%	1.20%
Ratio of Expenses to Average Net Assets (including waivers, recoupment and fees paid indirectly)	1.35%	1.35%	1.35	%***	1.29%	1.09%	1.16%
Ratio of Expenses to Average Net Assets (excluding waivers, recoupment and fees paid indirectly)	1.45%	1.38%	1.47	%***	1.34%	1.41%	1.51%
Ratio of Net Investment Loss to Average Net Assets	(0.93)%	(0.93)%	(0.97	)%***	(0.93)%	(0.66)%	(0.74)%
Portfolio Turnover Rate‡	138%	122%	7%		97%	126%	147%

†

Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate has not been annualized for periods less than one year.
*	The Fund changed its fiscal year end to August 31.
**

Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period prior to that date reflect the performance of the Predecessor Fund.

***	Annualized
(1)	Per share data calculated using average shares method.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I Shares
	Year Ended August 31, 2012	Year Ended August 31, 2011	One Month Period Ended August 31, 2010*,**		Year Ended July 31, 2010**	Year Ended July 31, 2009**	Period Ended July 31, 2008**,***
Net asset value, Beginning of Period	$10.83	$8.84	$9.58		$8.48	$10.42	$11.53

Income (Loss) from Operations:
Net Investment Loss(1)	(0.07)	(0.08)	(0.01)		(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Loss) on Investments	0.60	2.07	(0.73)		1.17	(1.89)	(1.07)

Total from Operations	0.53	1.99	(0.74)		1.10	(1.94)	(1.11)

Dividends and Distributions from:
Net realized Gains	(2.06)	—	—		—	—	—

Total Dividend and Distributions	(2.06)	—	—		—	—	—

Redemption Fees	— (2)	— (2)	—	(2)	— (2)	— (2)	—

Net Asset Value, End of Period	$9.30	$10.83	$8.84		$9.58	$8.48	$10.42

Total Return†	6.93%	22.51%	(7.73)%		12.97%	(18.62)%	(9.63)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$191,510	$215,789	$165,334		$179,290	$154,905	$26,616
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.10%	1.10%	1.10	%****	1.10%	1.04%	1.03	%****
Ratio of Expenses to Average Net Assets (including waivers, recoupment and fees paid indirectly)	1.10%	1.10%	1.10	%****	1.10%	1.03%	1.00	%****
Ratio of Expenses to Average Net Assets (excluding waivers, recoupment and fees paid indirectly)	1.20%	1.14%	1.22	%****	1.16%	1.36%	1.37	%****
Ratio of Net Investment Loss to Average Net Assets	(0.68)%	(0.69)%	(0.72	)%****	(0.74)%	(0.64)%	(0.58	)%****
Portfolio Turnover Rate‡	138%	122%	7%		97%	126%	147	%‡‡

†

Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate has not been annualized for periods less than one year.
‡‡	Portfolio turnover rate is for the Fund for the year ended July 31, 2008.
*	The Fund changed its fiscal year end to August 31.
**

Effective February 8, 2010, the Fund acquired all the assets and liabilities of the Perimeter Small Cap Growth Fund, a series of The Advisors’ Inner Circle Fund II (the “Predecessor Fund”). The financial highlights for the period prior to that date reflect the performance of the Predecessor Fund.

***	Commenced operations on December 31, 2007.
****	Annualized
(1)	Per share data calculated using average shares method.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

August 31, 2012

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Perimeter Small Cap Growth Fund (the “Fund”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Company are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund is registered to offer Investor Class Shares and I Shares.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$207,158,736	$207,158,736	$—	$—
Warrants	0	—	0	—

Total	$207,158,736	$207,158,736	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

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Notes to Financial Statements (Continued)

August 31, 2012

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Perimeter Capital Management (the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.35% and 1.10% of the Fund’s average daily net assets attributable to Investor Class Shares and I Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. If at any time during the first three years the advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.35% and 1.10% of the Fund’s Investor Class Shares and I Shares average daily net assets, respectively, the

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Notes to Financial Statements (Continued)

August 31, 2012

Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. As of August 31, 2012, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $56,926, $183,424 and $275,981, expiring in 2013, 2014 and 2015, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these services, BNY Mellon is entitled to a monthly fee, subject to certain minimums.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the year ended August 31, 2012 was $27,040. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.	Investment in Securities

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$389,703,862	$534,324,970

5.	Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$177,523,758	$35,993,644	$6,358,666	$29,634,978

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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Notes to Financial Statements (Concluded)

August 31, 2012

The following permanent differences as of August 31, 2012, primarily attributable to the net investment loss, were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$674,803	$ —	$(674,803)

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation	Qualified Late-Year Loss Deferral
$ —	$19,471,521	$29,634,978	$(1,451,966)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2012 and 2011 were as follows:

	Ordinary Income	Long-Term Gains	Total
2012	$9,096,108	$51,296,543	$60,392,651
2011	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

For the fiscal year ended August 31, 2012, the Fund deferred to September 1, 2012, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$1,451,966	$ —	$ —

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is August 31, 2012. There were no capital loss carryforwards as of August 31, 2012.

6.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The RBB Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Perimeter Small Cap Growth Fund (one of the series constituting The RBB Fund, Inc.) (the “Fund”) as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Perimeter Small Cap Growth Fund of The RBB Fund, Inc. at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 26, 2012

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Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Funds income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the fiscal year ended August 31, 2012, the Fund paid $9,096,108 of ordinary income dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 15.46%.

The Fund designates 100% of the ordinary income distributions as qualified short-term gain pursuant to the American Jobs Creation Act of 2004.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

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Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Perimeter at (888) 968-4964 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting Results

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including Ernst & Young LLP, which serves as the independent registered public accounting firm of the Fund.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 96,003,836.877 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

With respect to the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	68,038,323	352,417	797,699

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Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (888) 968-4964.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

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Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS(2)
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

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Fund Management (Concluded)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.
(1)

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

22

PERIMETER

SMALL CAP GROWTH FUND

Privacy Notice

(Unaudited)

FACTS	WHAT DOES THE PERIMETER SMALL CAP GROWTH (“PSCG”) FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the PSCG Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the PSCG Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s),respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	Yes
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To Limit Our Sharing:	Call Laura Newberg at (770) 350-8700

Questions?	Call Laura Newberg at (770) 350-8700

23

PERIMETER

SMALL CAP GROWTH FUND

Privacy Notice (Concluded)

(Unaudited)

What we do
How does the PSCG Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the PSCG Fund collect my personal information?	We collect your personal information, for example, when you
• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include Perimeter Concourse Capital and Perimeter Capital Management, LLC.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•    The PSCG Fund doesn’t share with nonaffiliates so they can market to you. The Fund may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•    The PSCG Fund WILL NOT share your information with other financial institutions for marketing purposes.

24

Intentionally Left Blank

Intentionally Left Blank

Investment Advisor

Perimeter Capital Management

Six Concourse Parkway

Suite 3300

Atlanta, GA 30328

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP

One Commerce Square

2005 Market Street

Suite 700

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

As August 2012 came to a close, phrases such as “Risk On”, “Risk off”, “Sell in May and go away”, and “Déjà vu all over again” come to mind to describe the stock market of the past year. While investors enjoyed an ebullient November through the first quarter 2012, the market later retreated during the second quarter due to sovereign issues in Europe as well as a general slowdown in economic activity worldwide. The second quarter also saw investors become very defensive as global growth decelerated and prices of “safe haven investments” like US Treasury bonds and common stocks with high dividend yields were bid up.

Europe continues to be the focal point of global economic troubles in 2012—with sovereign issues spreading from Greece to Spain and potentially beyond. The continuity of the Euro as the benchmark currency hangs in the balance as near-term austerity measures and longer-term revenue enhancement policies are negotiated by new leaders now in place. The European Periphery – Greece, Spain, Portugal and Italy—are now in recession with the core countries potentially falling into negative growth for the rest of the year. China—with its large export exposure to Europe—has slowed considerably in the first half of 2012 with some economists projecting 3% to 4% in growth in 2012, cut in half from previous expectation

However, we believe this slowdown will once again prove to be transitory. One very important positive change here in the US compared to the previous two years is construction activity. We believe the housing market has bottomed and construction activity will add to GDP growth going forward. Recent positive market movement has also been observed and, as of August, investors in general have been adding risky assets to their portfolios. There are a number of causes, but a central theme for adding risky assets has centered on the “competitive easing” by the monetary authorities around the globe. Market participants have pushed the S&P 500 up over 13.5% year-to-date and 18% for the one year period ended August 31, 2012. Despite the lack of strong economic news to support the advance, the market focused on the positive implications of unprecedented easy money policies of the Federal Reserve and the European Central Bank.

The current presidential election will be dominating the headlines in the coming months. Regardless of the outcome, we do not believe the US is in a strong enough economic position to adopt massive changes to our fiscal policy. While the pending “Fiscal Cliff” in early 2013 is daunting, we believe our elected leader will choose to keep the moderate recovery in place rather than propose massive austerity measures.

As noted above, there are many moving parts in the global economic and political landscape. Rather than trying to predict these variable outcomes, we will continue to do what we do best—identify stocks that we believe will outperform for your portfolio. By focusing on companies with low valuation, high and increasing returns on capital and improving business momentum, we believe we can create excess returns for you regardless of the investing environment.

Sincerely,

Robeco Investment Management

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

ANNUAL REPORT 2012	1

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited)

Dear Shareholder,

The Robeco Boston Partners Small Cap Value Fund II outperformed its benchmark, the Russell 2000® Value Index, for the fiscal year ended August 31, 2012.

The small cap value market maintained its positive momentum over the past year, with the Small Cap Value Fund II benefiting from both sector allocation and stock selection over that period. Most recently, strong selection across most sectors drove the portfolio’s outperformance while individual leaders came predominantly from Finance, Consumer Non-Durables and Technology.

Within our largest sector weighting, Finance, the financial services companies added significantly to the representative portfolio, outperforming the Index over the period. The mortgage servicers continued their upward pace and have led portfolio returns calendar year-to-date as well. Within servicers, industry consolidation continues and our holdings have benefited from an ability to operate effectively within an increasingly complex area. Additionally, several stocks within the Consumer Non-Durables sector had contributed to overall portfolio performance, such as Dole Foods, which as of the end of August, marked a strong recovery for our food holdings. Technology also contributed to the year-to-date outperformance, along with Health Care.

Detracting from performance was our underallocation and stock selection in Basic Industries, one of the Index’s top performing sector and one of our smallest absolute weightings at 2%. In addition, our underallocation to REITs detracted from performance this year along with our limited Transportation holdings. The Utilities sector comprises almost 7% of the Index, and our underweighting has alternately added, then detracted, then added value throughout the year as these highly levered, but also high dividend paying, stocks have been in and out of favor. We believe there are better opportunities elsewhere.

As valuations rise across the U.S. equity market, we find companies to be executing well with generally good earnings. Valuations have not risen as much as the market as the ‘E’ (earnings) is going up as much or more than the ‘P’ (price) in many cases. As we await third quarter earnings announcements, we continue to find inexpensive stocks in our space, particularly in areas such as Capital Goods, as these cyclicals remain overly discounted. Looking forward, we believe that the portfolio is well-positioned with characteristics that work – attractive valuation, sound fundamentals and catalysts for change – to continue to provide for outperformance over the long term.

Sincerely,

David Dabora

Portfolio Manager, Robeco Boston Partners Small Cap Value Fund II

Small cap companies, as defined by our product, are those with a market capitalization similar to the Russell 2000® Value Index. These companies tend to be new, in early development, or in transition. Usually, small caps are rapidly evolving, generating a new product or service, or taking advantage of a new market. However, returns may be inconsistent and may fluctuate widely over the short term, and small stock valuations tend to be more sensitive to market psychology. The Fund may invest in more aggressive investments such as foreign securities which may expose the fund to currency and exchange rate fluctuations, illiquid securities, which may cause greater volatility and less liquidity. As a result, an investment in Robeco Boston Partners Small Cap Value Fund II should be part of a carefully diversified portfolio.

Top Ten Positions (as of 8/31/12)	% of Net Assets
Ocwen Financial Corp.	2.06%
Dole Food Co., Inc.	1.97%
U.S. Physical Therapy, Inc.	1.89%
Finish Line, Inc., (The), Class A	1.54%
Stewart Information Services Corp.	1.38%
EnerSys	1.37%
Rosetta Resources, Inc.	1.36%
CYS Investments, Inc.	1.36%
Walter Investment Management Corp.	1.34%
Men’s Wearhouse, Inc., (The)	1.29%

Portfolio Review (as of 8/31/12)
P/E: Price/Earnings:	13.5	x
P/B: Price/Book:	1.3	x
Holdings:	164
Weighted Average Market Capitalization (millions):	$1,354
ROE: Return on Equity:	12.1%
OROA: Operating Return on Operating Assets:	29.4%

Portfolio holdings are subject to change at any time.

2	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (continued)

Comparison of Change in Value of $100,000 Investment in Robeco Boston Partners Small Cap Value Fund II vs. Russell Indices

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
Small Cap Value Fund II — Institutional Class	18.98%	13.85%	3.83%	9.81%	1.37%	1.30%
Russell 2000® Value Index	14.08%	12.24%	0.73%	8.49%	n/a	n/a
Russell 2000® Index(1)	13.40%	13.89%	1.90%	9.00%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

The Russell 2000® Value Index is an unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

ANNUAL REPORT 2012	3

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (unaudited) (concluded)

Comparison of Change in Value of $10,000 Investment in Robeco Boston Partners Small Cap Value Fund II vs. Russell Indices

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
Small Cap Value Fund II — Investor Class	18.67%	13.57%	3.57%	9.53%	1.62%	1.55%
Russell 2000® Value Index	14.08%	12.24%	0.73%	8.49%	n/a	n/a
Russell 2000® Index(1)	13.40%	13.89%	1.90%	9.00%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

The Russell 2000® Value Index is an unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

4	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited)

Dear Shareholder:

For the fiscal year ended August 31, 2012, the Robeco Boston Partners Long/Short Equity Fund underperformed its benchmark, the S&P 500® index.

Although company results were better than feared in the second quarter, earnings growth has begun to decelerate meaningfully for US companies. We anticipate several companies will lower expectations going forward. While US based earnings have tracked expectations, foreign-sourced earnings have been under pressure due to the severe slowdown in Europe and China. Despite some near-term pressure on results, recent monetary action should help earnings rebound in a few quarters. Investors will need patience to look beyond the current earnings plateau and have confidence that the slowly improving economic statistics will translate into future growth. Resolution to the fiscal cliff in the US and the debt crisis in Europe will also help lift prospects for economic growth.

While the performance of the longs was solid, both absolutely and relatively, it was nonetheless unspectacular. As mentioned in previous letters, the complexion of our long holdings has been morphing from smaller capitalization companies with higher amounts of operating leverage to larger, more established companies with lower amounts of operating leverage over the last twelve to eighteen months. This is in no way a “macro call” on our expectations for profits going forward, but instead, simply the result of where we are finding the best risk-adjusted opportunities in the market. As the profit recovery (importantly distinct from the economic recovery) has developed, many businesses are operating at or near record profit margins. Given the opportunity to purchase two stocks selling at the same multiple of next year’s estimated earnings, where one needs to generate record margins to meet expectations and the other need only perform at the businesses’ long run average, we will tend to choose the latter, all else equal, as the better risk/reward opportunity. That simple example has become more prevalent and increasingly representative of the types of opportunities facing us over the last year or so. Most of the names with this profile performed only in-line with the overall indexes through August as investors tended to chase more volatile names in anticipation of the QE3 announcement. We are content to leave the short term “gamesmanship” to the high frequency traders and instead focus on the best intermediate-to long-term risk rewards in the market.

While the short portfolio detracted from performance during the end of the period, the stocks chosen for this sleeve of the Fund’s portfolio did meaningfully underperform both the long holdings and the indexes in general, allowing the overall Fund to generate a positive return during this strong period in the equity markets. The opportunity set in the equity markets as of the end of August appears fairly balanced between long and short selling to us. The great long opportunity of 2009 has largely played out.

Again, our economic positioning remains simply a function of the bottom-up opportunity set we find in the market. Whereas in 2009 we simply weren’t finding many stocks that we felt looked like negative absolute returns over the intermediate to long term, we are finding many more in today’s environment and, consequently, are substantially more “hedged.” We will continue to focus our efforts on creating a diversified portfolio of high quality stocks that can withstand the current earnings slowdown and benefit from potential economic reacceleration in 2013.

Sincerely,

Robert Jones

Portfolio Manager, Robeco Boston Partners Long/Short Equity Fund

Investment in shares of the Robeco Boston Partners Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. Investments made in small or mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The Fund may invest in more aggressive investments such as foreign securities which may expose the fund to currency and exchange rate fluctuations, illiquid and high yield debt (also known as junk bonds), all of which may cause greater volatility and less liquidity conditions.

Top Ten Long Positions (as of 8/31/12)	% of Net Assets
Pfizer, Inc.	1.42%
Johnson & Johnson	1.40%
Berkshire Hathaway, Inc., Class B	1.32%
Maiden Holdings Ltd.	1.31%
Royal Dutch Shell PLC-ADR	1.28%
Anheuser-Busch InBev NV — Sponsored ADR	1.24%
Hawaiian Telcom Holdco, Inc.	1.11%
Microsoft Corp.	1.05%
Coleman Cable, Inc.	1.03%
Laboratory Corp. of America Holdings	0.99%

Portfolio Review (as of 8/31/12)	Long		Short
P/E: Price/Earnings:	13.5	x	25.7	x
P/B: Price/Book:	1.4	x	3.0	x
Holdings:	199		194
Weighted Average Market Capitalization (millions):	$28,953		$4,016
ROE: Return on Equity:	12.6%		5.8%
OROA: Operating Return on Operating Assets:	48.3%		32.4%

Portfolio holdings are subject to change at any time.

ANNUAL REPORT 2012	5

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (continued)

Comparison of Change in Value of $100,000 Investment in

Robeco Boston Partners Long/Short Equity Fund vs. S&P 500® Index

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
Long/Short Equity Fund — Institutional Class	14.16%	15.99%	15.46%	11.38%	3.71%	3.71%
S&P 500® Index	18.00%	13.62%	1.28%	6.50%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

The S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

6	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (unaudited) (concluded)

Comparison of Change in Value of $10,000 Investment in

Robeco Boston Partners Long/Short Equity Fund vs. S&P 500® Index

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
Long/Short Equity Fund — Investor Class	13.90%	15.53%	15.06%	11.05%	3.96%	3.96%
S&P 500® Index	18.00%	13.62%	1.28%	6.50%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

The S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

ANNUAL REPORT 2012	7

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (unaudited)

Dear Shareholder:

The Robeco Boston Partners Long/Short Research Fund underperformed its benchmark, the S&P 500®, for the fiscal year ended August 31, 2012. The Fund’s 41.2% average short weight accounts for all the underperformance; stock picking was very good on both the long and short side.

The most important conditions driving the Fund’s performance were marginally more positive U.S. economic data, positive developments in Europe that indicated the Eurozone may adopt the reforms necessary to stay together, and a less-steep decline in Chinese economic growth.

At the portfolio level, overweights in the Finance and Consumer Services sectors contributed the most to performance over the past year, with the top contributing industries being Retail and Banks within the long side of the portfolio. The portfolio’s underweights in Consumer Non-Durables, REITs, and Utilities were also a source of relative underperformance relative to the benchmark. Security selection within Technology detracted from performance over the past year as well.

Selective shorts within the Energy and Capital Goods sectors were additive to portfolio performance, but the bulk of portfolio losses for the year were mostly on the short side. In particular, security shorts in retail, automotive and health care companies were the largest detractors to the short portfolio’s performance.

In summary, our long side outperformed the market while our shorts went up much less than the market, resulting in performance that was over six percent better than the short-adjusted benchmark. The Fund’s net long position fell during the year. Given the steep run-up in prices for some speculative companies, we have been adding to positions on the short side.

Our net long position continues to shrink as stocks, particularly U.S. consumer companies, have gotten more expensive. We are still finding bargains in companies with procyclical characteristics. Stocks with more defensive characteristics, utilities for example, remain quite expensive relative to their own history and the rest of the market

As we have since the strategy’s inception in 2002, the industry specialists managing the Fund purchase shares of only those companies in their sphere of expertise they deem most likely to appreciate on the long side, while selling short securities likely to fail due to deception or disadvantaged economic circumstance. Our analysis process is rooted in the three circles framework of low valuation, positive business momentum and superior economic fundamentals that the portfolio managers of Robeco Investment Management and its predecessors have been employing for over a quarter century.

Sincerely,

Eric Connerly

Portfolio Manager, Robeco Boston Partners Long/Short Research Fund

The Robeco Boston Partners Long/Short Research Fund will engage in short sales which theoretically involves unlimited loss potential since the market price of securities may continuously increase. This may have the effect of increased leverage with risk of loss and cause fluctuations in the market value of the Fund’s portfolio to have disproportionately large effects or cause the

NAV of the Fund generally to decline faster than it would otherwise. Investments made in small or mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The Fund may invest in more aggressive investments such as foreign securities which may expose the fund to currency and exchange rate fluctuations, derivatives (futures, options, swaps), Real Estate Investments Trusts (affected by economic factors related to the real estate industry), illiquid and high yield debt (also known as junk bonds), all of which may cause greater volatility and less liquidity. Derivatives may be more sensitive to changes in market conditions. The Fund may experience high portfolio turnover which may result in higher costs and capital gains.

Top Ten Long Positions (as of 8/31/12)	% of Net Assets
EOG Resources, Inc.	1.52%
Exxon Mobil Corp.	1.32%
Fifth Third Bancorp	1.03%
Royal Dutch Shell PLC — ADR	1.00%
Apple, Inc.	0.99%
eBay, Inc.	0.93%
Capital One Financial Corp.	0.92%
Wells Fargo & Co.	0.92%
Google, Inc., Class A	0.89%
JPMorgan Chase & Co.	0.88%

Portfolio Review (as of 8/31/12)	Long		Short
P/E: Price/Earnings:	12.6	x	16.1	x
P/B: Price/Book:	1.7	x	2.5	x
Holdings:	217		203
Weighted Average Market Capitalization (millions):	$41,369		$7,040
ROE: Return on Equity:	18.8%		6.7%
OROA: Operating Return on Operating Assets:	56.0%		34.0%

Portfolio holdings are subject to change at any time.

8	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (unaudited) (continued)

Comparison of Change in Value of $100,000 Investment in Robeco Boston Partners Long/Short Research Fund vs. S&P 500® Index

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on September 30, 2010 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return		Gross Expense Ratio	Net Expense Ratio
	1 Year	Since Inception(1)
Long/Short Research Fund — Institutional Class	13.32%	10.03%	4.20%	2.46%
S&P 500® Index	18.00%	13.92%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	For the period September 30, 2010 (commencement of operations) through August 31, 2012.

The S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

ANNUAL REPORT 2012	9

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (unaudited) (concluded)

Comparison of Change in Value of $10,000 Investment in Robeco Boston Partners Long/Short Research Fund vs. S&P 500® Index

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on November 29, 2010 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return		Gross Expense Ratio	Net Expense Ratio
	1 Year	Since Inception(1)
Long/Short Research Fund — Investor Class	13.06%	8.31%	4.45%	2.71%
S&P 500® Index	18.00%	12.90%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	For the period November 29, 2010 (commencement of operations) through August 31, 2012.

The S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

10	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited)

Dear Shareholder,

For the fiscal year ended August 31, 2012, the Robeco Boston Partners All Cap Value Fund slightly trailed its benchmark, the Russell 3000® Value Index, amidst mixed pockets of relative strength and weakness.

With the market climate seeming to toggle between risk-averse and risk-seeking volatility, we have continued to find stock-specific opportunities meeting our criteria across various industries, including the Fund’s larger active positions in the consumer services and technology areas. Pro-cyclical positions, notably among Basic Industries and Capital Goods names, had helped performance over the period.

The Fund’s absolute return was bolstered by navigation among Credit-sensitive stocks, diverse Consumer Services stocks and pro-cyclical industrial stocks, including businesses levered to housing and auto recovery.

During the period, we refreshed our Technology position’s risk/return profile as well. Year to date, the portfolio’s technology position has returned 12% in a +3% index sector. Although as a group technology stocks have generally underperformed the broader market average in 2012, we believe the portfolio holdings’ attractive combination of valuation and earnings fundamentals have put stronger potential in store over a full market cycle.

Conversely, the outsized performance (+29%) among Telecommunications Services Companies this year seems less durable given the industry’s weak fundamentals and full valuations. Although our underweight Telecommunications Services has been a primary detractor from relative performance this year, we believe it will ultimately serve the Fund well as prices fall back in line with prospects.

The Fund had also benefitted from its Utilities underweight, although that performance was impacted by our underweight within Energy.

The Fund’s finance position’s had lagged the index sector and was the largest detractor from relative performance at the end of August.

The Fund’s valuation edge and quality advantage over the benchmark has positioned it favorably for the longer term. We will continue to vet stock-specific opportunities within our three-circle discipline of attractive valuation, sound fundamentals and a catalyst for improvement and look forward to keeping you informed of the work we are doing for your Fund as conditions plough ahead.

Sincerely,

Duilio Romallo—Portfolio Manager, Robeco Boston Partners All-Cap Value Fund

The Robeco Boston Partners All-Cap Value Fund may invest in small cap companies. These companies tend to be new, in early development, or in transition. Usually, small caps are rapidly evolving, generating a new product or service, or taking advantage of a new market. However, returns may be inconsistent and may fluctuate widely over the short term, and small stock valuations tend to be more sensitive to market psychology. The Fund may invest in more aggressive investments such as foreign securities which may expose the fund to currency and exchange rate fluctuations, illiquid securities and options (a type of derivative), all of which may cause greater volatility and less liquidity. Derivatives may be more sensitive to changes in market conditions. As a result, an investment in the Fund should be part of a carefully diversified portfolio.

Top Ten Positions (as of 8/31/12)	% of Net Assets
Pfizer, Inc.	3.88%
JPMorgan Chase & Co.	3.08%
Amgen, Inc.	2.92%
Capital One Financial Corp.	2.12%
EOG Resources, Inc.	2.06%
Microsoft Corp.	1.96%
Exxon Mobil Corp.	1.95%
Target Corp.	1.92%
Occidental Petroleum Corp.	1.91%
Cisco Systems, Inc.	1.90%

Portfolio Review (as of 8/31/12)
P/E: Price/Earnings:	12.2	x
P/B: Price/Book:	1.6	x
Holdings:	118
Weighted Average Market Capitalization (millions):	$64,196
ROE: Return on Equity:	17.6%
OROA: Operating Return on Operating Assets:	36.9%

Portfolio holdings are subject to change at any time.

ANNUAL REPORT 2012	11

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (continued)

Comparison of Change in Value of $100,000 Investment in Robeco Boston Partners All-Cap Value Fund vs. Russell Indices

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
All-Cap Value Fund — Institutional Class	16.73%	11.11%	3.38%	9.72%	1.03%	0.70%
Russell 3000® Value Index	17.05%	12.10%	-0.72%	6.71%	n/a	n/a
Russell 3000® Index(1)	17.03%	13.83%	1.50%	7.01%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

12	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (unaudited) (concluded)

Comparison of Change in Value of $10,000 Investment in Robeco Boston Partners All-Cap Value Fund vs. Russell Indices

The chart assumes a hypothetical $10,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell indices are unmanaged, do not incur expenses and are not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
All-Cap Value Fund — Investor Class	16.44%	10.85%	3.11%	9.46%	1.28%	0.95%
Russell 3000® Value Index	17.05%	12.10%	-0.72%	6.71%	n/a	n/a
Russell 3000® Index(1)	17.03%	13.83%	1.50%	7.01%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	This is not a benchmark of the Fund. Results of index performance are presented for general comparative purposes.

The Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

ANNUAL REPORT 2012	13

ROBECO INVESTMENT FUNDS

ROBECO WPG SMALL/MICRO CAP VALUE FUND (unaudited)

Dear Shareholder:

The Robeco WPG Small/Micro Cap Value Fund outperformed its benchmark, the Russell 2000® Value Index, for the fiscal year ended August 31, 2012.

The sovereign debt fears that caused market turmoil in the second quarter gave way to the anticipation of another round of quantitative easing expected by the U.S. Federal Reserve. Expected additional monetary stimulus along with a continued housing recovery has provided the backdrop for strong gains during what is normally a weak period for equity performance.

During the fiscal year, more than half of the Fund’s outperformance can be attributed to stock selection and the remainder through sector selection. The portfolio benefitted the most from positive stock selection in the Finance, Consumer Non-Durables, and Energy sectors, but Technology, Transports, and Utilities were also contributors to overall performance as well.

Negatively impacting results was stock selection in the Basic Industries, Consumer Services, and Capital Goods sectors. There were several holdings within Basic Industries and Consumer Services to which the underperformance within those sectors can be attributed. Weak stock picking within the Capital Goods sector weighed on performance, although there were no individual stand out detractors.

The recent market rally has led us to make a few changes to the composition of the Fund’s portfolio. We reduced weightings or sold positions that reached our sell targets. The proceeds were redeployed in positions with more favorable risk/reward opportunities or went to our cash balance which rose significantly from their essentially fully invested state at the end of the second quarter. The net beneficiary of our cash redeployment was the Finance sector where we continue to like names that benefit from an improved housing market or areas where traditional banks are unwilling to participate, like subprime mortgage servicing.

Recent trends indicate to us that the stock market may be ahead of actual fundamentals in the underlying economy. We’re not expecting a severe correction from the market, but we wouldn’t be surprised to see the rally take a breather, especially as we head into the uncertainty surrounding the presidential elections and fiscal cliff. We expect to use any correction to deploy excess capital in sectors and stocks which we find have favorable risk/reward characteristics.

Sincerely,

Richard Shuster

Portfolio Manager, Robeco WPG Small/Micro Cap Value Fund

Value investing involves buying the stocks of companies that are out of favor or are undervalued. This may adversely affect The Robeco WPG Small/Micro Cap Value Fund’s value and return. Investments in Real Estate Investment Trusts may be affected by economic forces and other factors related to the real estate industry. There is risk that the special situation might not occur which could have a negative impact on the securities. The purchase of rights and warrants involves risk that the Fund could lose the purchase value of the right or warrant. The Fund may invest in securities that are traded only in the over-the-counter market as well as small cap and micro cap securities. These securities may be subject to wide fluctuations in market value.

Top Ten Positions (as of 8/31/12)	% of Net Assets
CNO Financial Group, Inc.	2.54%
Libbey, Inc.	2.53%
MDC Partners, Inc., Class A	2.35%
Ocwen Financial Corp.	2.31%
Kennedy-Wilson Holdings, Inc.	1.97%
Maiden Holdings Ltd.	1.75%
Spirit Airlines, Inc.	1.70%
Alere, Inc.	1.60%
Campus Crest Communities, Inc.	1.58%
Meadowbrook Insurance Group, Inc.	1.54%

Portfolio Review (as of 8/31/12)
P/E: Price/Earnings:	13.3	x
P/B: Price/Book:	1.2	x
Holdings:	110
Weighted Average Market Capitalization (millions):	$917
ROE: Return on Equity:	5.1%
OROA: Operating Return on Operating Assets:	20.3%

Portfolio holdings are subject to change at any time.

14	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO WPG SMALL/MICRO CAP VALUE FUND (unaudited) (concluded)

Comparison of Change in Value of $100,000 Investment in

Robeco WPG Small/Micro Cap Value Fund vs. Russell Index

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on August 31, 2002 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the Russell index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Average Annual Total Return				Gross Expense Ratio	Net Expense Ratio
	1 Year	3 Year	5 Year	10 Year
WPG Small/Micro Cap Value Fund — Institutional Class	16.33%	10.76%	0.07%	7.62%	1.72%	1.70%
Russell 2000® Value Index	14.08%	12.24%	0.73%	8.49%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above are as stated in the current prospectus. This rate can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

The Russell 2000® Value Index is an unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

ANNUAL REPORT 2012	15

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (unaudited)

Dear Shareholder:

The Robeco Boston Partners Global Equity Fund performed in-line with its benchmark, the MSCI World Index, for the fiscal year ended August 31, 2012. The Fund and markets rose through the summer, offsetting April and May’s negative returns, resulting in overall positive performance. The global markets have been affected by various exogenous factors throughout the year. Favorable commentary from the European Central Bank, especially Mario Draghi’s sovereign bond purchasing statement, helped to assuage the market that a portion of European banking and sovereign risks that have been percolating for the past two years are under control. Asia remains a source of concern for the markets with China slowing, and whether the slowdown is a hard or soft landing and how the new Chinese government will shift to more consumer consumption away from infrastructure investment. The U.S. remains a source of contention facing the “fiscal cliff” and a heated election cycle. While not a core focus of the Fund, Emerging Markets performed poorly, reflecting inherent China risk and a slowing global economy.

The Fund remains focused on identifying dislocation between underlying fundamentals and valuation on an individual company basis, i.e., bottom-up security selection. Our research identifies slowing global earnings expectations and deteriorating fundamentals, yet, international (non U.S.) valuations are slightly more compelling, resulting in opportunistic additions and increased weighting to non-U.S. holdings through the summer. The Fund is extremely cautious with regards to its financial exposures; we are highly suspect of European bank capitalization levels, but remain comfortable owning U.S. commercial banks and global non-life insurance.

Individual security selection drove performance. Our Technology and Materials selections were two of the higher contributing sectors. Both sectors had double digit performance levels, in addition to overweight exposure, relative to the index. Consumer Staples were a strong contributor from both a weighting and performance perspective as the inherent safety of these business models during uncertain economic environments drove share prices higher. Nevertheless, the Fund has been reducing exposure to staples as valuation levels have become uncomfortable.

Despite being overweight notoriously cyclical and “macro” related Industrials and Consumer Discretionary sectors, they were both contributors due to solid security selection. The underweight exposure to Financials, specifically European credit institutions—Banks—, was offset by solid performance from the U.S. banking exposures. As described above, we are very cautious with regards to European financials exposure due to capital concerns and underlying business fundamentals. Energy was a detractor to performance also, as poor selection drove underperformance.

Looking into the next year, there remain several identifiable hurdles and a slowing macro economic environment. The U.S. fiscal cliff is the biggest issue in the U.S. while the Euro sovereign issue will likely continue to percolate risk into the markets until there is a solid resolution. The largest question from a purely economic perspective remains China and whether a hard landing or soft landing can be engineered. Despite these concerns, the current environment affords opportunity and the Fund remains well positioned with holdings that reflect solid 3 circle characteristics—attractive valuations, solid fundamentals, and identifiable catalysts—that perform well through all environments.

Sincerely,

Christopher K. Hart

Portfolio Manager, Robeco Boston Partners

Global Equity Fund

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than US dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks. The Fund may invest in small and mid cap companies which tend to be more volatile and may fluctuate in the opposite direction of the broader stock market average, and in illiquid securities which involves risk of limitations on resale and uncertainty determining valuation. An investment in the Fund should be part of a carefully diversified portfolio.

Top Ten Positions (as of 8/31/12)	% of Net Assets
Apple, Inc.	4.15%
Microsoft Corp.	2.69%
Exxon Mobil Corp.	2.35%
Royal Dutch Shell PLC, Class A	2.30%
McKesson Corp.	2.23%
Wells Fargo & Co.	1.78%
Philip Morris International, Inc.	1.76%
Macy’s, Inc.	1.69%
CVS Caremark Corp.	1.68%
Fifth Third Bancorp	1.62%

Portfolio Review (as of 8/31/12)
P/E: Price/Earnings:	11.2	x
P/B: Price/Book:	1.7	x
Holdings:	97
Weighted Average Market Capitalization (millions):	$84,489
ROE: Return on Equity:	34.8%
OROA: Operating Return on Operating Assets:	82.3%

16	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (unaudited) (concluded)

Comparison of Change in Value of $100,000 Investment in Robeco Boston Partners Global Equity Fund vs. MSCI World Index

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on December 30, 2011 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the MSCI World Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012

	Total Return	Gross Expense Ratio	Net Expense Ratio
	Since Inception(1)
Global Equity Fund — Institutional Class	10.00%	2.05%	1.30%
MSCI World Index	10.47%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	For the period December 30, 2011 (commencement of operations) through August 31, 2012.

The MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

ANNUAL REPORT 2012	17

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (unaudited)

Dear Shareholder:

The Robeco Boston Partners International Equity Fund out-performed its benchmark, the MSCI EAFE Index, for the fiscal year ended August 31, 2012. The fund and markets rose through the summer, offsetting April and May’s negative returns, resulting in overall positive performance. The global markets have been affected by various exogenous factors throughout the year. Favorable commentary from the European Central Bank, especially Mario Draghi’s sovereign bond purchasing statement, helped to assuage the market that a portion of European banking and sovereign risks that have been percolating for the past two years are under control. Asia remains a source of concern for the markets with China slowing, and whether the slow-down is a hard or soft landing and how the new Chinese government will shift to more consumer consumption away from infrastructure investment. While not a core focus of the fund, Emerging Markets performed poorly, reflecting inherent China risk and a slowing global economy.

The portfolio remains focused on identifying dislocation between underlying fundamentals and valuation on an individual company basis, i.e., bottom-up security selection through our 3 circle process. Our research identifies slowing global earnings expectations and deteriorating fundamentals, yet, international valuations are compelling, resulting in opportunistic additions to the portfolio through the summer. The Fund is extremely cautious with regard to our financial exposures as we are highly suspect of European bank capitalization levels, resulting in financial exposure weighted towards non-life insurance and southeast Asian banking.

Individual security selection drove performance. Our Technology and Materials selections were two of the higher contributing sectors. Both sectors had double digit performance levels, in addition to overweight exposure, relative to the index. Consumer Staples were a strong contributor from a weighting perspective as the inherent safety of these business models during uncertain economic environments drove share prices higher. Nevertheless, the Fund has been reducing exposure to staples as valuation levels have become uncomfortable.

Despite being overweight notoriously cyclical and “macro” related Industrials and Consumer Discretionary sectors, they were both contributors due to solid security selection. The underweight exposure to financials was a detractor, yet, as described above, we are very cautious with our Financials exposure due to capital concerns and underlying business fundamentals. Energy was a detractor to performance also, as poor selection drove underperformance.

Looking into the next year, there remains several identifiable hurdles and a slowing macro economic environment. The U.S. fiscal cliff is the biggest issue in the U.S. while the Euro sovereign issue will likely continue to percolate risk into the markets until there is a solid resolution. The largest question from a purely economic perspective remains China and whether a hard landing or soft landing can be engineered. Despite these concerns, the current environment affords opportunity and the Fund remains well positioned with holdings that reflect solid 3 circle characteristics—attractive valuations, solid fundamentals, and identifiable catalysts—that perform well through all environments.

Sincerely,

Christopher K. Hart

Portfolio Manager, Robeco Boston Partners International Equity Fund

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than US dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks. The Fund may invest in small and mid cap companies which tend to be more volatile and may fluctuate in the opposite direction of the broader stock market average, and in illiquid securities which involves risk of limitations on resale and uncertainty determining valuation. An investment in the Fund should be part of a carefully diversified portfolio.

Top Ten Positions (as of 8/31/12)	% of Net Assets
Royal Dutch Shell PLC, Class A	4.02%
Samsung Electronics Co. Ltd.	3.14%
Henkel AG & Co. KGaA	2.47%
Meggitt PLC	2.39%
Roche Holding AG, Participation Certificate	2.39%
Kerry Group PLC, Class A	2.23%
Bayer AG, Registered Shares	2.05%
Imperial Tobacco Group PLC	1.93%
WPP PLC	1.93%
HSBC Holdings PLC	1.91%

Portfolio Review as of (8/31/2012)
P/E: Price/Earnings:	9.8	x
P/B: Price/Book:	1.4	x
Holdings:	79
Weighted Average Market Capitalization (millions):	$43,641
ROE: Return on Equity:	19.3%
OROA: Operating Return on Operating Assets:	37.7%

18	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (unaudited) (concluded)

Comparison of Change in Value of $100,000 Investment in

Robeco Boston Partners Global Equity Fund vs. MSCI EAFE

The chart assumes a hypothetical $100,000 minimum initial investment in the Fund made on December 30, 2011 and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the MSCI World Index is unmanaged, does not incur expenses and is not available for investment.

For Period Ended August 31, 2012
	Total Return	Gross Expense Ratio	Net Expense Ratio
	Since Inception(1)
International Equity Fund — Institutional Class	7.90%	2.06%	1.30%
MSCI EAFE	7.38%	n/a	n/a

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. has contractually agreed, until at least December 31, 2012, to waive a portion of its advisory fee and agreed to reimburse a portion of the Fund’s operating expenses, if necessary, to maintain the expense ratio as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. The Fund’s annual operating expense ratios above (including interest and dividend expense on short sales) are as stated in the current prospectuses. These rates can fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

(1)	For the period December 30, 2011 (commencement of operations) through August 31, 2012.

The MSCI EAFE is an unmanaged index that measures the equity market performance of developed markets excluding the US and Canada.

ANNUAL REPORT 2012	19

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio		Expenses Paid During Period*
Robeco Boston Partners Small Cap Value Fund II
Institutional
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,043.60	1.30%		$6.68
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,018.60	1.30%		6.60
Investor
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,042.40	1.55%		$7.96
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,017.34	1.55%		7.86
Robeco Boston Partners Long/Short Equity Fund
Institutional
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,030.70	4.42	%(1)	$22.56
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,002.92	4.42	%(1)	22.25
Investor
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,030.10	4.67	%(1)	$23.83
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,001.66	4.67	%(1)	23.50
Robeco Boston Partners Long/Short Research Fund
Institutional
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,025.00	2.88	%(1)	$14.66
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,010.66	2.88	%(1)	14.56
Investor
Actual . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,000.00	$1,023.30	3.08	%(1)	$15.66
Hypothetical . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000.00	1,009.65	3.08	%(1)	15.56

20	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Robeco Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,029.10	0.70%	$3.57
Hypothetical	1,000.00	1,021.62	0.70%	3.56
Investor
Actual	$1,000.00	$1,027.90	0.95%	$4.84
Hypothetical	1,000.00	1,020.36	0.95%	4.82
Robeco Boston Partners WPG Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$995.80	1.70%	$8.53
Hypothetical	1,000.00	1,016.59	1.70%	8.62
Robeco Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,007.30	1.30%	$6.56
Hypothetical	1,000.00	1,018.60	1.30%	6.60
Robeco Boston Partners International Equity Fund
Institutional
Actual	$1,000.00	$991.70	1.30%	$6.51
Hypothetical	1,000.00	1,018.60	1.30%	6.60

*	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (184) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 4.36% and 4.24% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Small Cap Value Fund II; 3.07% and 3.01% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Equity Fund; 2.50% and 2.33% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners Long/Short Research Fund; 2.91% and 2.79% for the Institutional Class and Investor Class, respectively, of the Robeco Boston Partners All-Cap Value Fund; -0.42% for the Institutional Class of the WPG Small/Micro Cap Value Fund, 0.73% for the Institutional Class of the Robeco Boston Partners Global Equity Fund and -0.83% for the Institutional Class of the Robeco Boston Partners International Equity Fund.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.81% of average net assets for the year for both the Institutional Class and Investor Class of the Robeco Boston Partners Long/Short Equity Fund and 1.27% and 1.21% for the Institutional Class and Investor Class of the Robeco Boston Partners Long/Short Research Fund, respectively.

ANNUAL REPORT 2012	21

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	21.5%	$25,845,222
Consumer Services	18.7	22,463,281
Capital Goods	12.6	15,207,137
Health Care	11.0	13,263,664
Technology	8.5	10,182,246
Real Estate Investment Trusts	6.6	7,990,314
Conumer Non-Durables	6.0	7,169,095
Energy	3.3	3,993,176
Utilities	2.4	2,903,237
Consumer Durables	2.2	2,621,041
Basic Industries	2.1	2,541,731
Transportation	1.6	1,990,181
Communications	0.3	315,630
SECURITIES LENDING COLLATERAL	18.4	22,141,143
LIABILITIES IN EXCESS OF OTHER ASSETS	(15.2)	(18,333,894)

NET ASSETS	100.0%	$120,293,024

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Technology	18.0%	$121,852,324
Finance	18.0	121,409,689
Health Care	16.3	109,920,063
Consumer Services	12.3	83,398,208
Capital Goods	7.8	52,930,403
Energy	4.6	30,816,030
Consumer Non-Durables	4.5	30,696,666
Communications	3.7	24,686,642
Basic Industries	2.9	19,516,995
Real Estate Investment Trusts	0.6	4,260,312
Consumer Durables	0.6	4,242,868
Transportation	0.3	1,997,581
PREFERRED STOCK	0.1	199,376
RIGHTS	0.0	0
SECURITIES LENDING COLLATERAL	2.9	19,708,783
SECURITIES SOLD SHORT	(58.0)	(391,793,711)
OPTIONS WRITTEN	(0.2)	(1,327,297)
OTHER ASSETS IN EXCESS OF LIABILITIES	65.6	443,426,580

NET ASSETS	100.0%	$675,941,512

Portfolio holdings are subject to change at any time.
ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	16.5%	$50,069,871
Capital Goods	15.4	46,742,863
Technology	14.7	44,326,713
Consumer Services	14.5	43,733,180
Health Care	9.4	28,342,409
Energy	8.7	26,342,562
Consumer Non-Durables	5.3	16,045,642
Basic Industries	4.7	14,168,564
Communications	4.1	12,534,553
Consumer Durables	1.3	3,839,807
Transportation	0.4	1,227,460
Utilities	0.3	1,048,791
SECURITIES SOLD SHORT	(50.6)	(153,035,042)
OPTIONS WRITTEN	(0.0)	(122,400)
OTHER ASSETS IN EXCESS OF LIABILITIES	55.3	167,201,288

NET ASSETS	100.0%	$302,466,261

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	24.1%	$89,128,413
Consumer Services	17.7	65,174,894
Health Care	15.4	56,885,358
Technology	14.0	51,633,034
Energy	8.9	32,994,647
Capital Goods	5.9	21,691,672
Consumer Non-Durables	4.1	15,176,196
Communications	3.1	11,336,040
Consumer Durables	1.7	6,093,348
Real Estate Investment Trusts	0.5	1,987,562
Basic Industries	0.4	1,374,913
PREFERRED STOCK	0.0	54,375
CORPORATE BOND	0.0	81,540
SECURITIES LENDING COLLATERAL	4.9	18,035,950
OPTIONS WRITTEN	(0.3)	(1,257,734)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(1,316,414)

NET ASSETS	100.0%	$369,073,794

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

PORTFOLIO HOLDINGS SUMMARY TABLES (unaudited) (concluded)

ROBECO WPG SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	27.6%	$10,319,955
Consumer Services	13.4	5,028,339
Real Estate Investment Trusts	9.5	3,567,071
Technology	7.6	2,849,039
Capital Goods	6.8	2,533,849
Basic Industries	5.4	2,020,849
Transportation	5.4	2,010,383
Utilities	5.3	1,983,495
Health Care	4.8	1,780,812
Energy	3.2	1,179,636
Consumer Durables	2.9	1,099,127
Consumer Non-Durables	2.8	1,036,613
Communications	1.5	549,806
SECURITIES LENDING COLLATERAL	8.0	2,964,221
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.2)	(1,555,697)

NET ASSETS	100.0%	$37,367,498

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	17.1%	$1,917,130
Consumer Discretionary	15.1	1,697,822
Information Technology	14.7	1,654,440
Health Care	12.6	1,422,121
Industrials	11.9	1,339,075
Energy	10.1	1,132,373
Consumer Staples	9.6	1,078,775
Materials	4.0	446,139
Telecommunication Services	1.6	178,775
OTHER ASSETS IN EXCESS OF LIABILITIES	3.3	367,323

NET ASSETS	100.0%	$11,233,973

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Financials	14.8%	$1,611,952
Consumer Staples	13.4	1,461,598
Industrials	12.9	1,408,506
Consumer Discretionary	12.3	1,337,630
Health Care	12.2	1,329,138
Energy	9.1	992,740
Information Technology	9.0	977,851
Materials	6.0	651,901
Telecommunication Services	5.7	620,049
Utilities	0.7	81,397
OTHER ASSETS IN EXCESS OF LIABILITIES	3.9	422,455

NET ASSETS	100.0%	$10,895,217

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	23

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—96.8%
Basic Industries—2.1%
Cabot Corp.	9,255	$322,352
Graphic Packaging Holding Co. *	150,360	840,512
Schweitzer-Mauduit International, Inc.	26,840	866,395
Sensient Technologies Corp.	8,345	299,168
Spartech Corp. *	42,155	213,304

		2,541,731

Capital Goods—12.6%
Actuant Corp., Class A	45,810	1,288,177
Aegion Corp. *	49,665	969,461
Ampco-Pittsburgh Corp.	15,000	252,900
Beacon Roofing Supply, Inc. * (a)	35,540	1,000,096
Brady Corp., Class A	23,668	664,597
Curtiss-Wright Corp.	16,265	488,926
Drew Industries, Inc. *	20,520	594,464
Edwards Group Ltd., Sponsored ADR *	77,740	537,961
Gardner Denver, Inc.	7,390	445,469
Globe Specialty Metals, Inc.	80,280	1,171,285
Granite Construction, Inc.	19,575	539,683
Griffon Corp.	74,900	724,283
Hillenbrand, Inc.	28,410	514,789
Huntington Ingalls Industries, Inc. *	14,825	594,038
MRC Global, Inc. * (a)	41,775	920,303
Mueller Industries, Inc. (a)	14,875	641,113
Orion Marine Group, Inc. *	108,530	826,999
Rofin-Sinar Technologies, Inc. *	6,090	132,336
Terex Corp. *	53,730	1,185,821
WESCO International, Inc. * (a)	17,660	1,020,395
World Fuel Services Corp. (a)	18,652	694,041

		15,207,137

Communications—0.3%
EarthLink, Inc.	47,250	315,630

Consumer Durables—2.2%
Sealy Corp. * (a)	132,085	211,336
Tempur-Pedic International, Inc. * (a)	25,085	783,655
Thor Industries, Inc. (a)	38,750	1,218,300
Tower International, Inc. *	54,150	407,750

		2,621,041

Consumer Non-Durables—6.0%
Alliance One International, Inc. *	80,090	232,261
Callaway Golf Co. (a)	78,840	453,330
Dole Food Co., Inc. * (a)	183,613	2,364,935
Fresh Del Monte Produce, Inc. (a)	23,030	568,841
Matthews International Corp., Class A	9,840	294,511
Nu Skin Enterprises, Inc., Class A (a)	8,445	350,383
Skechers U.S.A., Inc., Class A *	27,750	601,343
Steven Madden Ltd. * (a)	22,783	977,846
Take-Two Interactive Software, Inc. *	45,785	469,296

	Number of Shares	Value

Consumer Non-Durables—(continued)
Universal Corp. (a)	18,055	$856,349

		7,169,095

Consumer Services—18.7%
ABM Industries, Inc.	19,940	403,187
Aeropostale, Inc. *	31,730	441,999
Asbury Automotive Group, Inc. *	49,140	1,360,687
Ascena Retail Group, Inc. *	54,090	1,070,982
Brink’s Co., (The) (a)	36,965	822,841
Cato Corp., (The), Class A	13,165	386,656
CBIZ, Inc. * (a)	49,580	274,673
Children’s Place Retail Stores, Inc., (The) * (a)	18,125	1,032,037
Ennis, Inc.	19,770	288,444
Finish Line, Inc., (The), Class A	80,735	1,853,676
FTI Consulting, Inc. * (a)	21,120	549,331
G&K Services, Inc., Class A	16,687	523,471
Geo Group, Inc. (The)	19,255	506,599
Group 1 Automotive, Inc. (a)	16,590	912,616
Heidrick & Struggles International, Inc.	35,950	442,904
ICF International, Inc. *	13,690	301,728
International Speedway Corp., Class A (a)	37,063	986,246
KAR Auction Services, Inc. *	71,520	1,251,600
Knoll, Inc.	43,453	631,807
Korn/Ferry International *	17,050	243,815
Live Nation Entertainment, Inc. *	66,510	566,665
MAXIMUS, Inc.	21,590	1,174,280
Men’s Wearhouse, Inc., (The) (a)	49,245	1,556,142
Navigant Consulting, Inc. *	112,135	1,239,092
Odyssey Marine Exploration, Inc. * (a)	111,540	404,890
Rent-A-Center, Inc.	28,740	1,013,947
RPX Corp. *	13,960	163,890
Service Corp. International	52,840	689,034
Steiner Leisure Ltd. *	7,310	341,669
Steinway Musical Instruments *	17,570	437,493
Viad Corp.	13,550	277,369
XO Group, Inc. *	39,485	313,511

		22,463,281

Energy—3.3%
Bristow Group, Inc. (a)	15,170	711,321
Contango Oil & Gas Co. *	10,010	555,855
Forum Energy Technologies, Inc. * (a)	5,375	127,226
Helix Energy Solutions Group, Inc. *	30,530	537,939
Rosetta Resources, Inc. *	38,060	1,634,296
Swift Energy Co. *	21,885	426,539

		3,993,176

Finance—21.5%
Ameris Bancorp *	21,838	259,217
AMERISAFE, Inc. *	17,090	429,643
Apollo Investment Corp. (a)	34,275	274,885
BBCN Bancorp, Inc. *	123,565	1,547,034
Centerstate Banks, Inc.	50,605	413,949

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Finance—(continued)
Citizens Republic Bancorp, Inc. *	42,805	$876,218
Columbia Banking System, Inc.	26,155	466,605
Cowen Group, Inc., Class A *	25,390	66,268
Fifth Street Finance Corp. (a)	85,520	897,105
First American Financial Corp. (a)	63,075	1,215,455
First Citizens Bancshares, Inc., Class A	3,095	511,108
Flagstone Reinsurance Holdings S.A.	21,945	187,410
Flushing Financial Corp.	24,815	378,181
Gladstone Capital Corp.	14,500	124,555
Global Indemnity PLC *	13,183	265,901
Heritage Financial Corp.	31,920	446,561
Infinity Property & Casualty Corp.	10,340	580,074
Janus Capital Group, Inc.	81,910	714,255
JMP Group, Inc.	62,215	335,339
Maiden Holdings Ltd.	148,575	1,363,918
Nationstar Mortgage Holdings, Inc. * (a)	56,800	1,540,416
Navigators Group, Inc., (The) *	8,235	399,892
Nelnet, Inc., Class A	36,381	871,325
Ocwen Financial Corp. *	96,310	2,478,056
Park Sterling Corp. *	40,495	194,376
PHH Corp. * (a)	67,935	1,185,466
Platinum Underwriters Holdings Ltd.	22,370	888,984
Safety Insurance Group, Inc.	9,345	423,235
Stancorp Financial Group Inc	12,930	403,675
Stewart Information Services Corp. (a)	84,230	1,665,227
SVB Financial Group * (a)	19,370	1,123,266
Symetra Financial Corp.	71,785	877,213
United Rentals, Inc. * (a)	12,310	397,736
Walter Investment Management Corp.	57,730	1,615,863
Washington Federal, Inc. (a)	26,510	426,811

		25,845,222

Health Care—11.0%
Addus HomeCare Corp. *	47,296	229,386
Amsurg Corp. *	19,555	575,113
Centene Corp. * (a)	13,140	533,615
Chemed Corp. (a)	15,335	1,012,570
Hanger Orthopedic Group, Inc. *	41,275	1,180,878
ICON PLC - Sponsored ADR *	48,315	1,107,380
Integra Lifesciences Holdings Corp. *	12,285	483,292
Kindred Healthcare, Inc. *	75,707	844,890
LHC Group, Inc. *	15,970	277,878
LifePoint Hospitals, Inc. * (a)	13,950	563,859
Omnicell, Inc. *	23,710	340,476
Owens & Minor, Inc. (a)	24,622	689,170
PAREXEL International Corp. * (a)	27,545	793,021
Select Medical Holdings Corp. *	82,690	855,842
Symmetry Medical, Inc. *	110,485	1,028,615
U.S. Physical Therapy, Inc.	87,594	2,274,816
VCA Antech, Inc. *	24,450	472,863

		13,263,664

	Number of Shares	Value

Real Estate Investment Trusts—6.6%
Anworth Mortgage Asset Corp.	113,882	$781,231
Capstead Mortgage Corp. (a)	28,815	413,207
Chatham Lodging Trust	47,845	670,308
Colony Financial, Inc.	20,660	396,879
CYS Investments, Inc. (a)	113,505	1,632,202
Gladstone Commercial Corp. (a)	16,710	298,942
Hatteras Financial Corp.	38,755	1,123,507
MFA Financial, Inc.	85,400	699,426
Monmouth Real Estate Investment Corp., Class A	65,335	729,792
Redwood Trust, Inc.	42,890	614,614
Two Harbors Investment Corp.	54,375	630,206

		7,990,314

Technology—8.5%
Bel Fuse, Inc., Class B	24,376	474,844
Belden, Inc.	37,360	1,275,097
Brooks Automation, Inc.	41,755	334,458
Coherent, Inc. *	6,745	317,622
Dolan Co., (The) *	23,295	82,697
Electronics for Imaging, Inc. *	26,235	405,331
EnerSys *	44,120	1,643,470
Imation Corp. *	28,355	161,907
Insight Enterprises, Inc. *	18,105	325,166
Integrated Device Technology, Inc. *	73,270	389,796
Lexmark International, Inc., Class A (a)	33,540	728,153
NETGEAR, Inc. * (a)	26,760	978,613
Sykes Enterprises, Inc. *	76,075	1,026,252
SYNNEX Corp. * (a)	38,455	1,327,851
TeleTech Holdings, Inc. *	18,830	310,883
Teradyne, Inc. *	25,615	400,106

		10,182,246

Transportation—1.6%
Diana Shipping, Inc. *	36,525	241,430
Landstar System, Inc. (a)	7,955	376,033
Quality Distribution, Inc. *	40,265	391,778
UTi Worldwide, Inc.	71,445	980,940

		1,990,181

Utilities—2.4%
PNM Resources, Inc.	65,835	1,354,226
SemGroup Corp., Class A *	43,585	1,549,011

		2,903,237

TOTAL COMMON STOCK (Cost $95,821,889)		116,485,955

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	25

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—18.4%
BlackRock Liquidity Fund	22,141,143	$22,141,143

TOTAL SECURITIES LENDING COLLATERAL (Cost $22,141,143)		22,141,143

TOTAL INVESTMENTS—115.2% (Cost $117,963,032)		138,627,098

LIABILITIES IN EXCESS OF OTHER ASSETS—(15.2)%		(18,333,894)

NET ASSETS—100.0%		$120,293,204

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock *	$116,485,955	$116,485,955	$—	$—
Securities Lending Collateral	22,141,143	22,141,143	—	—

Total Assets	$138,627,098	$138,627,098	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

LONG POSITIONS—92.6%
RIGHTS—0.0%
Liberty Ventures, Strike $35.99 Exp. 10/09/12	2,440	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—89.6%
Basic Industries—2.9%
Georgia Gulf Corp. †	96,680	3,832,395
Greif, Inc., Class B (a)	29,825	1,491,548
Innospec, Inc. *	59,902	1,884,517
KapStone Paper and Packaging Corp. *	113,550	2,274,406
Owens-Illinois, Inc. * †	190,990	3,338,505
Sealed Air Corp. †	223,025	3,182,567
Spartech Corp. * †	694,280	3,513,057

		19,516,995

Capital Goods—7.8%
Actuant Corp., Class A	73,530	2,067,664
AECOM Technology Corp. * †	247,465	4,798,346
AM Castle & Co * (a)	192,200	2,504,366
American Woodmark Corp. *	52,270	1,011,947
Chase Corp. (a) †	67,400	1,096,598
Crane Co.	43,430	1,649,906
EnPro Industries, Inc. *	37,555	1,409,815
Foster Wheeler AG *	98,945	2,166,895
Gardner Denver, Inc. †	42,905	2,586,313
General Cable Corp. *	62,040	1,680,664
Gibraltar Industries, Inc. *	137,593	1,503,891
Hardinge, Inc.	98,040	881,380
Innovative Solutions and Support, Inc. *	361,611	1,395,818
LMI Aerospace, Inc. * †	142,096	2,766,609
Michael Baker Corp. * †	130,222	3,108,399
NACCO Industries, Inc., Class A †	26,339	2,802,470
Parker Hannifin Corp. (a)	70,060	5,603,399
Tyco International, Ltd. †	54,760	3,087,369
United Technologies Corp. †	27,235	2,174,715
WaterFurnace Renewable Energy, Inc. †	180,875	3,033,274
Watts Water Technologies, Inc., Class A †	93,200	3,415,780
World Fuel Services Corp. (a)	58,715	2,184,785

		52,930,403

Communications—3.7%
Comcast Corp., Class A †	145,815	4,889,177
Dice Holdings, Inc. * (a)	203,810	1,626,404
Hawaiian Telcom Holdco, Inc. * (a) †	438,914	7,536,153
iPass, Inc. *	653,655	1,189,652
Lionbridge Technologies, Inc. *	612,555	2,150,068
Telephone & Data Systems, Inc. †	143,100	3,508,812
United Online, Inc.	408,070	2,032,189

	Number of Shares	Value

Communications—(continued)
Zix Corp. *	682,563	$1,754,187

		24,686,642

Consumer Durables—0.6%
Cooper-Standard Holding, Inc. *	28,760	1,013,790
Hooker Furniture Corp. †	85,232	967,383
Standard Motor Products, Inc. †	128,214	2,261,695

		4,242,868

Consumer Non-Durables—4.5%
Activision Blizzard, Inc. †	170,200	2,001,552
Anheuser-Busch InBev NV - Sponsored ADR †	99,485	8,374,647
Coca-Cola Femsa S.A. de C.V. - Sponsored ADR †	28,955	3,533,958
Hanesbrands, Inc. * †	156,585	5,078,052
Lorillard, Inc. †	35,165	4,413,559
Matthews International Corp., Class A †	65,300	1,954,429
Unilever NV	153,550	5,340,469

		30,696,666

Consumer Services—12.3%
Barrett Business Services, Inc. †	138,460	3,508,576
Belo Corp., Class A	271,815	1,984,250
Biglari Holdings, Inc. *	3,185	1,119,209
Booz Allen Hamilton Holding Corp. (a) †	180,034	3,305,424
Century Casinos, Inc. * †	831,881	2,187,847
CRA International, Inc. *	219,420	3,477,807
CVS Caremark Corp. †	141,310	6,436,671
DigitalGlobe, Inc. *	71,575	1,486,613
DreamWorks Animation SKG, Inc., Class A * (a)	179,365	3,043,824
Ediets.Com, Inc. *	342,052	206,941
Ennis, Inc. †	327,350	4,776,037
Hudson Global, Inc. * †	285,033	1,322,553
ICF International, Inc. * †	182,215	4,016,019
International Speedway Corp., Class A †	141,915	3,776,358
Kohl’s Corp. (a)	32,860	1,715,292
Liberty Interactive Corp., Class A * †	146,390	2,670,154
Liberty Ventures, Series A * †	7,320	336,624
McGraw-Hill Cos., Inc., (The) †	71,460	3,658,752
Nash Finch Co. †	207,797	4,091,523
Navigant Consulting, Inc. * †	85,915	949,361
Saga Communications, Inc., Class A * †	64,633	2,637,026
Standard Parking Corp. *	58,105	1,341,644
TESCO PLC - Sponsored ADR †	188,255	3,032,788
Towers Watson & Co., Class A †	77,610	4,215,775
Viacom, Inc., Class B †	64,405	3,220,894
Viad Corp. †	198,935	4,072,199
Wal-Mart Stores, Inc. †	62,360	4,527,336
Walt Disney Co., (The) †	126,960	6,280,711

		83,398,208

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	27

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Energy—4.6%
Canadian Natural Resources Ltd. †	105,255	$3,199,752
Cenovus Energy, Inc. †	99,185	3,243,350
Ensco PLC, Class A †	41,810	2,398,640
EOG Resources, Inc. †	37,475	4,058,543
EQT Corp. †	71,735	3,870,821
Rosetta Resources, Inc. * †	78,005	3,349,535
Royal Dutch Shell PLC-ADR †	123,430	8,636,397
SM Energy Co. †	43,595	2,058,992

		30,816,030

Finance—18.0%
ACE Ltd. †	78,400	5,780,432
Alterra Capital Holdings Ltd. †	122,145	2,805,671
AON PLC †	102,205	5,310,572
Axis Capital Holdings Ltd. †	92,130	3,138,869
Berkshire Hathaway, Inc., Class B * †	105,720	8,916,425
Capitol Federal Financial, Inc. †	84,520	1,003,252
Century Bancorp, Inc., Class A †	38,003	1,193,674
Charles Schwab Corp., (The)	122,535	1,652,997
Citigroup, Inc. †	135,718	4,032,182
Citizens Republic Bancorp, Inc. *	85,444	1,749,039
Cowen Group, Inc., Class A *	775,320	2,023,585
Endurance Specialty Holdings Ltd. †	142,510	5,388,303
Fairfax Financial Holdings Ltd. †	4,970	1,874,933
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	512,870
Flushing Financial Corp. †	107,711	1,641,516
Goldman Sachs Group, Inc., (The)	20,118	2,126,875
HF Financial Corp.	83,779	1,039,697
Investors Title Co. (a) †	6,765	423,151
JPMorgan Chase & Co. †	101,846	3,782,560
Leucadia National Corp. †	160,405	3,429,459
Loews Corp. †	83,730	3,403,624
Maiden Holdings Ltd. †	965,047	8,859,131
Morgan Stanley †	221,965	3,329,475
NASDAQ OMX Group, Inc., (The) †	171,785	3,928,723
NBH Holdings Corp., Class A 144A * ‡	79,735	1,425,662
New Hampshire Thrift Bancshares, Inc.	29,529	376,790
Nicholas Financial, Inc. (a)	122,637	1,688,711
OceanFirst Financial Corp. †	36,680	517,188
Och-Ziff Capital Management Group LLC, Class A †	233,455	1,841,960
PartnerRe Ltd. †	39,010	2,863,334
Primus Guaranty Ltd. * (a)	129,701	1,044,093
RenaissanceRe Holdings Ltd. †	22,755	1,757,824
State Street Corp. †	92,610	3,852,576
Steel Excel, Inc. * †	229,697	5,790,661
Stewart Information Services Corp. †	42,755	845,266
TD Ameritrade Holding Corp. (a)	90,070	1,541,098

	Number of Shares	Value

Finance—(continued)
TFS Financial Corp. * †	99,535	$879,889
Torchmark Corp. †	60,235	3,082,827
Tower Group, Inc. †	219,500	4,091,480
Travelers Cos., Inc., (The) †	46,295	2,997,138
Validus Holdings Ltd. †	139,217	4,665,162
West Coast Bancorp *	61,952	1,234,084
White Mountains Insurance Group Ltd. †	6,855	3,566,931

		121,409,689

Health Care—16.3%
Accuray, Inc. * †	286,475	1,756,092
Almost Family, Inc. *	70,140	1,548,691
Alpha PRO Tech Ltd. *	485,210	674,442
AmerisourceBergen Corp. †	140,440	5,409,749
Amgen, Inc. †	66,605	5,589,492
Amsurg Corp. * †	125,555	3,692,573
Anika Therapeutics, Inc. * †	172,901	2,456,923
Baxter International, Inc. †	57,600	3,379,968
Becton, Dickinson & Co. †	35,355	2,686,273
BioClinica, Inc. * †	327,186	1,720,998
CardioNet, Inc. *	505,851	1,148,282
Charles River Laboratories International, Inc. *	44,905	1,630,950
Covidien PLC †	59,802	3,351,902
Cross Country Healthcare, Inc. *	659,157	2,669,586
Hooper Holmes, Inc. *	860,703	533,636
Invacare Corp. †	231,380	3,179,161
IRIS International, Inc. * †	358,230	4,549,521
Johnson & Johnson †	140,115	9,447,954
Laboratory Corp. of America Holdings * †	76,390	6,718,500
Life Technologies Corp. * †	76,960	3,671,762
Medical Action Industries, Inc. *	64,307	237,293
MFC Industrial Ltd	237,160	2,013,488
Myriad Genetics, Inc. * †	95,180	2,378,548
Omnicare, Inc. †	101,980	3,302,112
Pfizer, Inc. †	401,045	9,568,934
Rotech Healthcare, Inc. *	1,123,359	566,173
Sanofi ADR †	162,095	6,637,790
St Jude Medical, Inc. †	80,425	3,036,848
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	127,450	5,044,471
United Therapeutics Corp. * †	75,845	4,104,731
UnitedHealth Group, Inc. †	91,500	4,968,450
WuXi PharmaTech Cayman, Inc., - ADR * (a)	155,455	2,244,770

		109,920,063

Real Estate Investment Trusts—0.6%
CBRE Group, Inc., Class A * †	139,620	2,416,822
Reis, Inc. *	157,698	1,843,490

		4,260,312

Technology—18.0%
Actuate Corp. * †	624,345	4,364,172
Alpha & Omega Semiconductor Ltd *	479,361	4,549,136

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Technology—(continued)
Amdocs Ltd. * †	116,445	$3,754,187
Amkor Technology, Inc. * (a) †	600,100	2,814,469
Arrow Electronics, Inc. *	47,280	1,713,900
Avnet, Inc. *	55,985	1,803,277
BMC Software, Inc. * †	74,160	3,070,224
CA, Inc. (a) †	228,285	5,942,259
Carbonite, Inc. * (a)	234,735	1,774,597
Celestica, Inc. *	135,681	1,056,955
Coleman Cable, Inc. †	736,458	6,981,622
CSG Systems International, Inc. * †	276,690	5,868,595
DragonWave, Inc. * (a)	192,920	507,380
Flextronics International Ltd. *	411,295	2,768,015
GSI Group, Inc. *	301,305	2,711,745
Guidance Software, Inc * †	239,500	2,512,355
Hemisphere GPS, Inc. * Δ	839,675	531,094
Ingram Micro, Inc., Class A * †	258,890	3,953,250
Lexmark International, Inc., Class A (a) †	178,500	3,875,235
LSI Corp. *	239,760	1,867,730
Microsoft Corp. †	229,260	7,065,793
Net 1 UEPS Technologies, Inc. *	224,965	2,150,665
O2Micro International Ltd - ADR * (a)	722,065	2,563,331
Oplink Communications, Inc. * †	260,330	4,183,503
Oracle Corp. †	172,449	5,458,011
Pericom Semiconductor Corp. *	81,252	652,453
Plug Power, Inc. * (a)	3,083,530	2,960,497
Pulse Electronics Corp.	626,418	701,588
QLogic Corp. * †	323,775	3,940,342
SAIC, Inc. †	281,020	3,431,254
TE Connectivity Ltd.	138,095	4,856,801
TeleTech Holdings, Inc. * †	189,065	3,121,463
Thermo Fisher Scientific, Inc. †	116,955	6,707,369
Travelsky Technology Ltd, Class H Δ	7,037,185	3,656,521
Vishay Intertechnology, Inc. * †	495,485	4,736,837
Western Union Co., (The) †	184,310	3,245,699

		121,852,324

Transportation—0.3%
Con-way, Inc.	65,905	1,997,581

		1,997,581

TOTAL COMMON STOCK (Cost $571,678,116)		605,727,781

PREFERRED STOCK—0.1%
Finance—0.1%
First Southern Bancorp, Inc. 5.000% 144A * ‡	110	199,376

TOTAL PREFERRED STOCK (Cost $110,000)		199,376

	Number of Shares	Value

SECURITIES LENDING COLLATERAL—2.9%
BlackRock Liquidity Fund	19,708,783	$19,708,783

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,708,783)		19,708,783

TOTAL LONG POSITIONS—92.6% (Cost $591,496,899)		625,635,940

SECURITIES SOLD SHORT—(58.0%)
COMMON STOCK—(58.0%)
Basic Industries—(1.9%)
Ethanex Energy, Inc. * Δ	(648)	(100)
Gold Resource Corp.	(117,540)	(2,228,558)
Intertape Polymer Group, Inc. *	(204,500)	(1,472,400)
Intrepid Potash, Inc. *	(87,500)	(1,962,625)
Kennady Diamonds, Inc. *	(46,500)	(51,889)
MAG Silver Corp. *	(83,345)	(855,953)
Mountain Province Diamonds, Inc. *	(232,503)	(1,016,038)
Myers Industries, Inc.	(249,870)	(3,698,076)
Seabridge Gold, Inc. *	(38,155)	(640,622)
Tanzanian Royalty Exploration Corp. *	(193,370)	(856,629)

		(12,782,890)

Capital Goods—(5.6%)
ADA-ES, Inc. *	(68,138)	(1,597,836)
Ameresco, Inc., Class A *	(121,020)	(1,453,450)
Applied Energetics, Inc. *	(238,070)	(8,809)
Applied Nanotech Holdings, Inc. *	(8,285)	(1,450)
Cummins, Inc.	(32,120)	(3,119,173)
DynaMotive Energy Systems Corp. *	(72,185)	(10,106)
EDAC Technologies Corp. *	(98,240)	(1,422,515)
Interface, Inc.	(141,240)	(1,939,225)
Lindsay Corp.	(45,280)	(2,959,501)
Middleby Corp., (The) *	(16,040)	(1,847,006)
Smith & Wesson Holding Corp. *	(379,270)	(3,049,331)
Titan International, Inc.	(168,412)	(3,516,443)
Toro Co., (The)	(90,140)	(3,353,208)
Trex Co., Inc. *	(207,215)	(6,371,861)
Vulcan Materials Co.	(94,985)	(3,696,816)
Wabash National Corp. *	(279,410)	(1,869,253)
Westport Innovations, Inc. *	(44,125)	(1,553,641)

		(37,769,624)

Communications—(5.2%)
Akamai Technologies, Inc. *	(70,970)	(2,662,085)
Bazaarvoice, Inc. *	(33,075)	(490,833)
Cogent Communications Group, Inc.	(157,680)	(3,090,528)
Consolidated Communications Holdings, Inc.	(90,875)	(1,479,445)
CTC Communications Group, Inc. * ‡ Δ	(98,900)	(10)
Demand Media, Inc. *	(151,410)	(1,536,811)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	29

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Communications—(continued)
eGain Communications Corp. *	(160,300)	$(780,661)
Elephant Talk Communications, Inc. *	(239,001)	(305,921)
Equinix, Inc. *	(22,140)	(4,375,971)
Facebook, Inc., Class A *	(97,555)	(1,763,794)
Interliant, Inc. * ‡ Δ	(600)	0
j2 Global Communications, Inc.	(71,770)	(2,115,062)
Kayak Software Corp. *	(13,090)	(357,357)
LinkedIn Corp., Class A *	(23,325)	(2,502,773)
LivePerson, Inc. *	(206,805)	(3,412,283)
MicroStrategy, Inc., Class A *	(22,375)	(2,808,286)
Pandora Media, Inc. *	(204,150)	(2,447,759)
Rackspace Hosting, Inc. *	(31,840)	(1,909,763)
Shutterfly, Inc. *	(44,560)	(1,325,660)
Sprint Nextel Corp. *	(358,190)	(1,737,222)

		(35,102,224)

Consumer Durables—(2.8%)
American Axle & Manaufacturing Holdings, Inc. *	(191,770)	(2,142,071)
Cavco Industries, Inc. *	(35,330)	(1,618,114)
National Presto Industries, Inc.	(47,545)	(3,457,472)
Qsound Labs, Inc. *	(4,440)	(89)
Sherwin-Williams Co., (The)	(14,965)	(2,141,192)
SodaStream International Ltd. *	(72,570)	(2,800,476)
Tesla Motors, Inc. *	(92,880)	(2,648,938)
Toll Brothers, Inc. *	(129,805)	(4,247,220)

		(19,055,572)

Consumer Non-Durables—(4.7%)
Amish Naturals, Inc. * ‡ Δ	(25,959)	(156)
Blyth, Inc.	(43,090)	(1,823,569)
Boston Beer Co., Inc., (The) Class A *	(16,940)	(1,745,328)
Cal-Maine Foods, Inc.	(69,825)	(2,805,568)
Deckers Outdoor Corp. *	(43,730)	(2,165,510)
Glu Mobile, Inc. *	(345,780)	(1,746,189)
Lancaster Colony Corp.	(62,080)	(4,497,075)
Post Holdings, Inc. *	(62,220)	(1,857,267)
Schiff Nutrition International, Inc. *	(91,632)	(1,766,665)
Smart Balance, Inc. *	(319,105)	(3,698,427)
Tumi Holdings, Inc. *	(258,785)	(5,450,012)
Under Armour, Inc., Class A *	(76,620)	(4,460,050)
Valence Technology, Inc. *	(27,585)	(855)

		(32,016,671)

Consumer Services—(11.2%)
Amazon.com, Inc. *	(9,165)	(2,275,028)
Arbitron, Inc.	(88,025)	(3,095,839)
Arctic Cat, Inc. *	(91,900)	(3,975,594)
Bankrate, Inc. *	(99,125)	(1,702,967)
Barnes & Noble, Inc. *	(108,840)	(1,302,815)
BJ’s Restaurants, Inc. *	(54,635)	(2,242,767)
Blue Nile, Inc. *	(112,363)	(4,204,623)
Coinstar, Inc. *	(34,930)	(1,785,622)
Conn’s, Inc. *	(87,180)	(2,019,089)
Family Dollar Stores, Inc.	(29,145)	(1,854,788)
Francesca’s Holdings Corp. *	(48,355)	(1,708,382)

	Number of Shares	Value

Consumer Services—(continued)
Fresh Market, Inc., (The) *	(19,280)	$(1,112,842)
GameStop Corp., Class A	(46,400)	(885,312)
Imax Corp. *	(103,880)	(2,099,415)
Iron Mountain, Inc.	(61,765)	(2,025,892)
Life Time Fitness, Inc. *	(45,575)	(2,163,901)
Lululemon Athletica, Inc. *	(58,460)	(3,811,007)
Lumber Liquidators Holdings, Inc. *	(71,730)	(3,346,922)
Manchester United PLC, Class A *	(56,810)	(755,573)
Mattress Firm Holding Corp. *	(90,297)	(2,906,660)
Medifast, Inc. *	(22,290)	(621,668)
Morningstar, Inc.	(54,150)	(3,217,052)
Netflix, Inc. *	(45,110)	(2,693,969)
Red Robin Gourmet Burgers, Inc. *	(79,540)	(2,466,535)
Ritchie Bros. Auctioneers, Inc.	(236,595)	(4,414,863)
Sturm Ruger & Co., Inc.	(99,010)	(4,287,133)
Teavana Holdings, Inc. *	(48,930)	(538,230)
Texas Roadhouse, Inc.	(190,555)	(3,271,829)
Tractor Supply Co.	(26,945)	(2,572,709)
Urban Outfitters, Inc. *	(100,445)	(3,770,705)
Viggle, Inc. *	(4,896)	(3,427)
VistaPrint NV *	(62,615)	(2,258,523)

		(75,391,681)

Energy—(1.6%)
Basic Energy Services, Inc. *	(109,040)	(1,210,344)
Beard Co. *	(9,710)	(350)
CARBO Ceramics, Inc.	(18,500)	(1,302,030)
Crescent Point Energy Corp	(32,120)	(1,330,410)
Goodrich Petroleum Corp. *	(109,055)	(1,384,998)
Hyperdynamics Corp. *	(201,215)	(140,850)
InterOil Corp. *	(21,570)	(1,715,678)
Lufkin Industries, Inc.	(50,945)	(2,670,537)
Miller Energy Resources Inc *	(253,560)	(1,146,091)

		(10,901,288)

Finance—(0.4%)
Netspend Holdings, Inc. *	(166,295)	(1,576,477)
Value Line, Inc.	(78,574)	(883,958)

		(2,460,435)

Health Care—(9.7%)
ABIOMED, Inc. *	(148,605)	(3,318,350)
Accretive Health, Inc. *	(106,050)	(1,260,934)
Agenus, Inc. *	(175,605)	(806,027)
Ariad Pharmaceuticals, Inc. *	(157,575)	(3,239,742)
athenahealth, Inc. *	(32,520)	(2,873,792)
AVANIR Pharmaceuticals, Inc., Class A *	(381,715)	(1,267,294)
Biotime, Inc. *	(105,150)	(425,857)
BodyTel Scientific, Inc. * Δ	(4,840)	(5)
CareView Communications, Inc. *	(207,465)	(209,540)
Catamaran Corp *	(13,840)	(1,206,156)
Cerner Corp. *	(52,075)	(3,808,765)
Computer Programs & Systems, Inc.	(29,575)	(1,495,016)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Health Care—(continued)
Conceptus, Inc. *	(183,910)	$(3,496,129)
Curis, Inc. *	(228,155)	(1,003,882)
DexCom, Inc. *	(156,995)	(2,088,033)
Edwards Lifesciences Corp. *	(20,900)	(2,134,099)
HealthStream, Inc. *	(79,135)	(2,249,017)
HeartWare International, Inc. *	(30,775)	(2,756,517)
HMS Holdings Corp. *	(111,010)	(3,825,405)
IDEXX Laboratories, Inc. *	(15,145)	(1,439,684)
Immunomedics, Inc. *	(388,750)	(1,310,087)
Incyte Corp. Ltd. *	(85,845)	(1,717,758)
Insulet Corp. *	(86,530)	(1,814,534)
Mindray Medical International Ltd. - ADR	(80,220)	(2,809,304)
NxStage Medical, Inc. *	(146,200)	(1,864,050)
OraSure Technologies, Inc. *	(330,660)	(3,210,709)
Seattle Genetics, Inc. *	(161,065)	(4,274,665)
Sequenom, Inc. *	(424,760)	(1,558,869)
Spectrum Pharmaceuticals, Inc. *	(202,345)	(2,420,046)
Stericycle, Inc. *	(19,785)	(1,810,723)
ViroPharma, Inc. *	(83,985)	(2,234,001)
Vivus, Inc. *	(87,705)	(1,881,272)

		(65,810,262)

Real Estate Investment Trusts—(1.0%)
Digital Realty Trust, Inc.	(44,605)	(3,323,519)
Simon Property Group, Inc.	(20,370)	(3,232,719)

		(6,556,238)

Technology—(13.6%)
3D Systems Corp. *	(156,460)	(6,838,867)
ANTs Software, Inc. *	(10,334)	(78)
ARM Holdings PLC - Sponsored ADR	(193,425)	(5,268,897)
Aspen Technology, Inc. *	(197,535)	(4,815,903)
Cavium, Inc. *	(102,970)	(3,325,931)
Ciena Corp. *	(266,805)	(3,647,224)
Cirrus Logic, Inc. *	(135,870)	(5,661,703)
CommVault Systems, Inc. *	(36,110)	(1,820,666)
Consygen, Inc. * ‡ Δ	(200)	0
Cornerstone OnDemand, Inc. *	(56,850)	(1,524,148)
Cypress Semiconductor Corp.	(300,880)	(3,493,217)
Ener1, Inc. * ‡ Δ	(102,820)	(10)
Entegris, Inc. *	(448,840)	(3,945,304)
EZchip Semiconductor Ltd. *	(53,455)	(1,807,314)
Finisar Corp. *	(97,230)	(1,335,940)
Garmin Ltd	(55,115)	(2,223,890)
Infinera Corp. *	(217,540)	(1,235,627)
InvenSense, Inc. *	(50,110)	(630,384)
IPG Photonics Corp. *	(48,310)	(2,970,582)
Jive Software, Inc. *	(95,280)	(1,437,775)
Measurement Specialties, Inc. *	(105,310)	(3,420,469)
MoSys, Inc. *	(153,340)	(522,889)
Nanometrics, Inc. *	(123,700)	(1,883,951)
National Instruments Corp.	(87,605)	(2,256,705)
Nestor, Inc. *	(15,200)	(12)
NetSuite, Inc. *	(62,220)	(3,539,074)
Pegasystems, Inc.	(64,685)	(1,748,436)
Power Integrations, Inc.	(59,220)	(2,051,381)

	Number of Shares	Value
Technology—(continued)
QLIK Technologies, Inc. *	(76,390)	$(1,615,649)
Red Hat, Inc. *	(49,355)	(2,765,854)
Salesforce.com, Inc. *	(19,925)	(2,892,712)
Tessco Technologies, Inc.	(225,770)	(4,278,342)
Tiger Telematics, Inc. * Δ ‡	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(210,348)
Tower Semiconductor Ltd *	(34,291)	(270,899)
Ultratech, Inc. *	(91,265)	(3,009,920)
Universal Display Corp. *	(64,665)	(2,610,526)
Viasat, Inc. *	(105,165)	(4,069,886)
VOXX International Corp. *	(180,486)	(1,353,645)
Wipro Ltd. - ADR	(152,595)	(1,187,189)
WorldGate Communications, Inc. *	(582,655)	(233)
Xybernaut Corp. * ‡ Δ	(34,156)	0

		(91,671,587)

Transportation—(0.2%)
Golar LNG Ltd	(43,140)	(1,687,637)

Utilities—(0.1%)
Cadiz, Inc. *	(72,010)	(587,602)

TOTAL COMMON STOCK (Proceeds $383,111,464)		(391,793,711)

TOTAL SECURITIES SOLD SHORT—(58.0%) (Proceeds $383,111,464)		(391,793,711)

	Number of Contracts
OPTIONS WRITTEN ††—(0.2%)
Berkshire Hathaway, Inc. Put Options Expires 01/18/14 Strike Price $70	(434)	(154,070)
Groupon, Inc. Call Options Expires 01/19/13 Strike Price $20	(552)	(5,520)
InvenSense, Inc. Call Options Expires 09/22/12 Strike Price $10	(753)	(202,557)
JPMorgan Chase & CO Put Options Expires 01/18/14 Strike Price $30	(1,649)	(544,170)
NASDAQ OMX Group, Inc., (The) Put Options Expires 01/18/14 Strike Price $20	(1,736)	(420,980)

TOTAL OPTIONS WRITTEN (Premiums received $2,513,645)		(1,327,297)

OTHER ASSETS IN EXCESS OF LIABILITIES—65.6%		443,426,580

NET ASSETS—100.0%		$675,941,512

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	31

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2012, these securities amounted to $2,137,908 or 0.3% of net assets. These 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)

†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of August 31, 2012, long positions amounted to $2,137,908 and short positions amounted to ($183), or 0.3% and (0.0%), respectively, of net assets.
Δ	—	Security has been deemed illiquid. Less then 1.0% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Rights	$—	$—	$—	$—
Common Stock
Basic Industries	19,516,995	19,516,995	—	—
Capital Goods	52,930,403	52,930,403	—	—
Communications	24,686,642	24,686,642	—	—
Consumer Durables	4,242,868	4,242,868	—	—
Consumer Non-Durables	30,696,666	30,696,666	—	—
Consumer Services	83,398,208	83,398,208	—	—
Energy	30,816,030	30,816,030	—	—
Finance	121,409,689	119,471,157	—	1,938,532
Health Care	109,920,063	109,920,063	—	—
Real Estate Investment Trusts	4,260,312	4,260,312	—	—
Technology	121,852,324	121,852,324	—	—
Transportation	1,997,581	1,997,581
Preferred Stocks
Finance	199,376	—	—	199,376
Securities Lending Collateral	19,708,783	19,708,783	—	—

Total Assets	$625,635,940	$623,498,032	$—	$2,137,908

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Securities Sold Short
Basic Industries	$(12,782,890)	$(12,782,890)	$—	$—
Capital Goods	(37,769,624)	(37,769,624)	—	—
Communications	(35,102,224)	(35,102,214)	—	(10)
Consumer Durables	(19,055,572)	(19,055,572)	—	—
Consumer Non-Durables	(32,016,671)	(32,016,515)	—	(156)
Consumer Services	(75,391,681)	(75,391,681)	—	—
Energy	(10,901,288)	(10,901,288)	—	—
Finance	(2,460,435)	(2,460,435)	—	—
Health Care	(65,810,262)	(65,810,262)	—	—
Real Estate Investment Trusts	(6,556,238)	(6,556,238)	—	—
Technology	(91,671,587)	(91,671,570)	—	(17)
Transportation	(1,687,637)	(1,687,637)	—	—
Utilities	(587,602)	(587,602)	—	—
Options Written
Equity Contracts	(1,327,297)	—	(1,327,297)	—

Total Liabilities	$(393,121,008)	$(391,793,528)	$(1,327,297)	$(183)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

LONG POSITIONS—95.3%
COMMON STOCK—95.3%
Basic Industries—4.7%
Ashland, Inc. †	16,206	$1,193,248
AuRico Gold, Inc. *	184,680	1,283,346
Barrick Gold Corp. †	32,780	1,262,686
Cabot Corp.	13,790	480,306
Crown Holdings, Inc. * †	28,432	1,030,660
Cytec Industries, Inc. †	8,073	552,758
Georgia Gulf Corp.	6,085	241,209
Graphic Packaging Holding Co. * †	176,256	985,271
Innospec, Inc. *	29,365	923,823
MeadWestvaco Corp.	24,175	695,273
Newmont Mining Corp. †	15,220	771,350
Owens-Illinois, Inc. *	34,505	603,147
PPG Industries, Inc.	6,175	679,374
Rock-Tenn Co., Class A †	16,162	1,079,137
Sensient Technologies Corp.	17,240	618,054
Timmins Gold Corp. *	336,300	846,081
WR Grace & Co. *	7,080	408,941
Yamana Gold, Inc.	30,000	513,900

		14,168,564

Capital Goods—15.4%
ABB Ltd. - Sponsored ADR	61,216	1,060,261
AGCO Corp. * †	33,130	1,394,442
Allison Transmission Holdings Inc †	72,385	1,286,281
CNH Global NV * †	26,280	1,040,162
Cubic Corp. †	30,385	1,534,139
Curtiss-Wright Corp. †	32,263	969,826
Dover Corp. †	13,484	779,510
Eaton Corp. †	25,725	1,150,422
Emerson Electric Co. †	21,135	1,071,967
EnPro Industries, Inc. * †	29,811	1,119,105
Flowserve Corp. †	11,096	1,416,515
Fluor Corp. †	18,191	936,836
Gardner Denver, Inc.	12,231	737,285
Gibraltar Industries, Inc. *	63,531	694,394
HB Fuller Co.	11,500	349,715
Honeywell International, Inc. †	36,760	2,148,622
Hubbell, Inc., Class B	10,382	839,073
Illinois Tool Works, Inc. †	17,025	1,009,412
Kennametal, Inc. †	23,745	874,766
Lockheed Martin Corp. †	18,845	1,717,533
LSB Industries, Inc. *	21,970	828,269
Makita Corp.	23,600	802,994
Meggitt PLC	156,025	979,089
Minerals Technologies, Inc. †	15,109	1,024,541
Northrop Grumman Corp. †	24,125	1,613,721
PACCAR, Inc. †	34,620	1,381,684
Parker Hannifin Corp. †	19,650	1,571,607
Precision Castparts Corp. †	6,560	1,056,685
Raytheon Co. †	27,295	1,542,713
Rheinmetall AG	22,801	1,128,378
Smiths Group PLC	56,639	939,816
Standex International Corp. †	19,298	861,463
Stanley Black & Decker, Inc. †	31,710	2,085,884

	Number of Shares	Value

Capital Goods—(continued)
Textron, Inc.	21,025	$561,788
Tyco International, Ltd. †	33,640	1,896,623
United Technologies Corp. †	17,565	1,402,565
URS Corp.	5,000	182,050
Volvo AB - Sponsored ADR	74,567	941,222
WABCO Holdings, Inc. * †	23,131	1,358,252
WESCO International, Inc. * †	27,470	1,587,217
Xylem, Inc. †	35,654	866,036

		46,742,863

Communications—4.1%
Comcast Corp., Class A †	58,660	1,966,870
Google, Inc., Class A * † #	3,950	2,706,106
Monster Worldwide, Inc. * †	36,115	251,722
RigNet, Inc. * †	30,095	534,487
Sohu.Com, Inc. * †	25,260	989,434
Time Warner Cable, Inc. †	24,155	2,145,447
Vodafone Group PLC - Sponsored ADR †	53,860	1,557,631
Windstream Corp. †	116,105	1,145,956
Yahoo!, Inc. * †	84,430	1,236,900

		12,534,553

Consumer Durables—1.3%
Cie Generale des Etablissements Michelin	13,978	1,003,025
Lear Corp. †	22,013	854,765
LISI	11,714	784,135
TRW Automotive Holdings Corp. *	20,240	884,690
Unipres Corp.	11,400	313,192

		3,839,807

Consumer Non-Durables—5.3%
Anheuser-Busch InBev NV - Sponsored ADR †	22,400	1,885,632
Coca-Cola Enterprises, Inc. †	47,950	1,415,963
Constellation Brands, Inc., Class A * †	67,430	2,221,144
Cott Corp. * †	202,535	1,676,990
Electronic Arts, Inc. * †	193,970	2,585,620
Henkel AG & Co. KGaA	14,380	892,239
Ingredion, Inc. †	23,860	1,284,384
Kerry Group PLC, Class A	15,387	737,184
Perfect World Co. Ltd. - Sponsored ADR †	174,875	1,956,851
Unilever NV †	39,955	1,389,635

		16,045,642

Consumer Services—14.5%
ANN, Inc. * †	41,830	1,488,311
CBS Corp., Class B non-voting shares †	56,510	2,053,573
Ctrip.Com International Ltd - ADR *	57,040	920,055
CVS Caremark Corp. †	33,235	1,513,854
eBay, Inc. * †	59,130	2,806,901
eLong, Inc. - Sponsored ADR *	47,758	716,370
Equifax, Inc. †	27,310	1,250,252

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	33

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Services—(continued)
Expedia, Inc.	14,015	$719,810
Finish Line, Inc., (The), Class A †	45,442	1,043,348
FTI Consulting, Inc. * †	41,910	1,090,079
Interpublic Group of Cos., Inc., (The) †	106,790	1,136,246
Kohl’s Corp. †	27,125	1,415,925
Liberty Media Corp. - Liberty Capital, Class A * †	18,185	1,896,332
Macy’s, Inc. †	36,560	1,473,734
Manpower, Inc. †	23,538	873,495
McGraw-Hill Cos., Inc., (The) †	44,240	2,265,088
Moody’s Corp. †	35,890	1,421,244
News Corp., Class A †	68,255	1,596,484
Nordstrom, Inc. †	18,760	1,084,891
Odyssey Marine Exploration, Inc. * †	340,370	1,235,543
Omnicom Group, Inc. †	24,010	1,233,394
Republic Services, Inc. †	40,815	1,128,535
Robert Half International, Inc. †	39,688	1,043,794
Staples, Inc. †	75,110	820,201
Target Corp.	16,760	1,074,148
Time Warner, Inc. †	41,660	1,730,973
Towers Watson & Co., Class A †	20,433	1,109,921
Viacom, Inc., Class B †	22,370	1,118,724
Walt Disney Co., (The) †	36,075	1,784,630
Williams-Sonoma, Inc. †	33,550	1,376,221
WPP PLC	126,430	1,636,134
Wright Express Corp. * †	25,440	1,674,970

		43,733,180

Energy—8.7%
Contango Oil & Gas Co. *	16,000	888,480
Devon Energy Corp.	15,465	894,341
EOG Resources, Inc. †	42,443	4,596,577
EQT Corp. †	45,500	2,455,180
Exxon Mobil Corp. †	45,670	3,986,991
Noble Energy, Inc. †	29,270	2,572,833
Occidental Petroleum Corp. † #	28,375	2,412,159
Phillips 66 †	47,520	1,995,840
Rosetta Resources, Inc. * †	46,597	2,000,875
Royal Dutch Shell PLC - ADR #	43,305	3,030,051
SM Energy Co. †	31,955	1,509,235

		26,342,562

Finance—16.5%
ACE Ltd. †	18,710	1,379,488
Axis Capital Holdings Ltd.	34,885	1,188,532
BB&T Corp.	25,000	788,500
Berkshire Hathaway, Inc., Class B * †	17,325	1,461,190
Capital One Financial Corp. †	49,470	2,796,539
Catlin Group Ltd.	157,325	1,145,626
Citigroup, Inc. †	89,146	2,648,528
Comerica, Inc. †	54,840	1,684,136
Discover Financial Services †	41,863	1,621,354
Everest Re Group Ltd. †	11,870	1,230,444
Fifth Third Bancorp †	206,740	3,130,044

	Number of Shares	Value

Finance—(continued)
First Niagara Financial Group, Inc.	136,550	$1,077,379
Goldman Sachs Group, Inc., (The) †	9,530	1,007,512
Green Dot Corp *	90,000	1,030,500
Huntington Bancshares, Inc. †	258,070	1,703,262
JPMorgan Chase & Co. †	71,472	2,654,470
Marsh & McLennan Cos., Inc. †	41,300	1,411,221
MetLife, Inc. †	22,960	783,625
Morgan Stanley	63,525	952,875
PNC Financial Services Group, Inc. †	25,890	1,609,322
Raymond James Financial, Inc. †	47,105	1,658,096
SLM Corp. †	97,128	1,529,766
State Street Corp. †	36,355	1,512,368
Steel Excel, Inc. * †	29,325	739,283
SunTrust Banks, Inc. †	83,230	2,094,899
Symetra Financial Corp. †	91,320	1,115,930
TD Ameritrade Holding Corp. †	90,570	1,549,653
Torchmark Corp. †	31,765	1,625,733
Travelers Cos., Inc., (The)	18,645	1,207,077
US Bancorp †	55,775	1,863,443
Validus Holdings Ltd. †	32,195	1,078,854
Wells Fargo & Co. †	81,993	2,790,222

		50,069,871

Health Care—9.4%
AmerisourceBergen Corp. †	37,500	1,444,500
Amgen, Inc. †	12,802	1,074,344
Baxter International, Inc.	16,563	971,917
Bayer AG - Sponsored ADR †	7,030	543,771
Cardinal Health, Inc.	29,865	1,181,161
CareFusion Corp. * †	54,520	1,432,240
Chemed Corp. †	21,010	1,387,290
CIGNA Corp. †	32,350	1,480,659
Covidien PLC †	20,742	1,162,589
DaVita, Inc. * †	13,780	1,340,381
Exactech, Inc. *	36,335	586,447
Hologic, Inc. * †	37,450	735,144
Humana, Inc. †	17,525	1,228,152
ICON PLC - Sponsored ADR *	50,511	1,157,712
Johnson & Johnson †	14,430	973,015
McKesson Corp. †	17,235	1,501,341
Omnicare, Inc. †	47,960	1,552,945
Omnicell, Inc. * †	86,461	1,241,580
Pfizer, Inc. †	43,180	1,030,275
Quest Diagnostics, Inc. †	20,540	1,242,054
Roche Holding AG - Sponsored ADR †	16,835	765,993
Sanofi - ADR	32,048	1,312,366
St Jude Medical, Inc.	18,525	699,504
Stryker Corp. †	19,863	1,057,903
UnitedHealth Group, Inc. †	22,820	1,239,126

		28,342,409

Technology—14.7%
Accenture PLC, Class A †	5,437	334,919
Alliance Data Systems Corp. * †	8,670	1,193,426
Amdocs Ltd. * †	50,665	1,633,440

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Technology—(continued)
Analog Devices, Inc. †	19,056	$757,285
Apple, Inc. †	4,505	2,996,906
Arrow Electronics, Inc. * †	43,167	1,564,804
Avnet, Inc. * †	44,595	1,436,405
BMC Software, Inc. * †	36,770	1,522,278
CA, Inc. †	63,143	1,643,612
CACI International, Inc., Class A * †	11,950	638,010
CGI Group, Inc., Class A * †	59,905	1,564,120
Cisco Systems, Inc. †	85,440	1,630,195
EMC Corp. * †	72,317	1,901,214
Fiserv, Inc. *	9,375	668,531
Flextronics International Ltd. * †	251,254	1,690,939
Harris Corp. †	55,495	2,609,930
Hewlett-Packard Co. †	32,902	555,386
Ingram Micro, Inc., Class A * †	92,625	1,414,384
International Business Machines Corp.	2,263	440,946
LSI Corp. *	175,600	1,367,924
Microsoft Corp. †	78,470	2,418,445
On Semiconductor Corp. *	196,100	1,221,703
Oracle Corp. †	51,662	1,635,102
Seagate Technology PLC †	72,260	2,313,043
STMicroelectronics NV †	55,998	332,628
Symantec Corp. * †	78,393	1,397,747
TE Connectivity Ltd. †	40,540	1,425,792
TeleTech Holdings, Inc. *	33,342	550,476
Texas Instruments, Inc. †	31,215	906,484
Western Digital Corp. * †	39,035	1,632,444
Western Union Co. (The) †	81,660	1,438,033
Xerox Corp. †	202,193	1,490,162

		44,326,713

Transportation—0.4%
United Parcel Service, Inc., Class B †	16,630	1,227,460

Utilities—0.3%
AES Corp., (The) * †	92,080	1,048,791

TOTAL COMMON STOCK—95.3%
(Cost $273,444,573)		288,422,415

TOTAL LONG POSITIONS—95.3% (Cost $273,444,573)		288,422,415

SECURITIES SOLD SHORT—(50.6%)
COMMON STOCK—(50.6%)
Basic Industries—(2.1%)
A Schulman, Inc.	(11,500)	(279,335)
Antofagasta PLC	(56,735)	(997,263)
Aptargroup, Inc.	(6,480)	(328,212)
Dow Chemical Co., (The)	(11,545)	(338,384)
Fibria Celulose SA – Sponsored ADR *	(11,965)	(92,489)
Greif, Inc., Class A	(12,235)	(544,458)
Haynes International, Inc.	(5,115)	(249,356)
Myers Industries, Inc.	(18,010)	(266,548)
Reliance Steel & Aluminum Co.	(9,000)	(462,870)
Resolute Forest Products *	(7,005)	(88,053)

	Number of Shares	Value

Basic Industries—(continued)
Seabridge Gold, Inc. *	(48,344)	$(811,696)
Solvay SA	(4,200)	(471,274)
Tessenderlo Chemie NV	(5,743)	(164,986)
Texas Industries, Inc.	(12,354)	(481,312)
Walter Energy, Inc.	(11,000)	(359,700)
Westlake Chemical Corp.	(6,010)	(413,368)

		(6,349,304)

Capital Goods—(4.7%)
AAON, Inc.	(12,125)	(223,100)
Acuity Brands, Inc.	(13,973)	(896,508)
Altra Holdings, Inc.	(42,640)	(785,002)
Builders FirstSource, Inc. *	(71,300)	(317,285)
Caterpillar, Inc.	(21,685)	(1,850,381)
CSR Corp. Ltd., Class H	(1,239,000)	(840,276)
Donaldson Co., Inc.	(25,605)	(903,600)
Federal Signal Corp. *	(111,310)	(664,521)
Graco, Inc.	(11,843)	(585,044)
James Hardie Industries SE - Sponsored ADR	(15,065)	(654,876)
Lennox International, Inc.	(19,140)	(909,341)
Manitex International, Inc. *	(67,295)	(471,738)
Middleby Corp. *	(6,616)	(761,832)
Nordson Corp.	(8,045)	(473,126)
Olin Corp.	(8,495)	(182,048)
Sauer-Danfoss, Inc.	(27,590)	(1,052,007)
Sun Hydraulics Corp.	(37,525)	(868,704)
Taiheiyo Cement Corp.	(163,000)	(351,836)
Trex Co., Inc. *	(6,595)	(202,796)
USG Corp. *	(12,725)	(261,626)
Vulcan Materials Co.	(11,542)	(449,215)
Zep, Inc.	(31,376)	(454,011)

		(14,158,873)

Communications—(6.2%)
Ancestry.com, Inc. *	(37,100)	(1,153,068)
AOL, Inc. *	(28,490)	(959,258)
Cbeyond, Inc. *	(120,605)	(976,900)
CenturyLink, Inc.	(19,570)	(827,028)
Cincinnati Bell, Inc. *	(262,900)	(1,233,001)
Cogent Communications Group, Inc.	(44,115)	(864,654)
Consolidated Communications Holdings, Inc.	(52,195)	(849,735)
Equinix, Inc. *	(7,945)	(1,570,329)
France Telecom SA	(55,560)	(768,367)
Kayak Software Corp. *	(21,645)	(590,909)
Level 3 Communications, Inc. *	(43,185)	(930,637)
LinkedIn Corp., Class A *	(14,640)	(1,570,872)
Lumos Networks Corp.	(58,635)	(508,952)
NII Holdings, Inc. *	(70,290)	(438,610)
Pandora Media, Inc. *	(77,465)	(928,805)
Rackspace Hosting, Inc. *	(23,130)	(1,387,337)
Shutterfly, Inc. *	(19,785)	(588,604)
Sprint Nextel Corp. *	(232,370)	(1,126,995)
Telefonica SA - Sponsored ADR	(63,230)	(794,169)
Verizon Communications, Inc.	(16,955)	(728,048)

		(18,796,278)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	35

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Consumer Durables—(1.0%)
Accuride Corp *	(20,000)	$(100,400)
American Axle & Manaufacturing Holdings, Inc. *	(39,742)	(443,918)
Electrolux AB - Series B	(18,640)	(451,490)
Exide Technologies *	(278,671)	(852,733)
Meritage Homes Corp. *	(12,119)	(451,675)
National Presto Industries, Inc.	(5,120)	(372,326)
Toll Brothers, Inc. *	(14,080)	(460,698)

		(3,133,240)

Consumer Non-Durables—(3.8%)
Annie’s, Inc. *	(18,390)	(764,105)
Clorox Co., (The)	(14,420)	(1,049,055)
Flowers Foods, Inc.	(44,055)	(909,736)
Fossil, Inc. *	(10,290)	(874,136)
Giant Interactive Group, Inc.	(268,510)	(1,296,903)
Glu Mobile, Inc. *	(307,690)	(1,553,835)
Huabao International Holdings Ltd.	(1,609,000)	(825,665)
National Beverage Corp. *	(68,750)	(1,023,000)
Snyders-Lance, Inc.	(40,040)	(936,536)
Tootsie Roll Industries, Inc.	(41,810)	(1,060,720)
Under Armour, Inc., Class A *	(18,685)	(1,087,654)

		(11,381,345)

Consumer Services—(8.3%)
Acxiom Corp. *	(63,540)	(1,083,992)
Amazon.com, Inc. *	(3,085)	(765,790)
Arbitron, Inc.	(21,065)	(740,856)
AutoNation, Inc. *	(13,819)	(555,524)
Bankrate, Inc. *	(33,065)	(568,057)
Barnes & Noble, Inc. *	(51,505)	(616,515)
BJ’s Restaurants, Inc. *	(26,580)	(1,091,109)
Blue Nile, Inc. *	(34,365)	(1,285,938)
CarMax, Inc. *	(36,460)	(1,115,311)
Dex One Corp *	(320,085)	(556,948)
E-Commerce China Dangdang, Inc. - Sponsored ADR *	(198,640)	(1,009,091)
Family Dollar Stores, Inc.	(14,205)	(904,006)
Fresh Market, Inc., (The) *	(11,800)	(681,096)
Gray Television, Inc. *	(15,866)	(29,352)
Heritage-Crystal Clean, Inc. *	(24,385)	(438,686)
Iron Mountain, Inc.	(31,530)	(1,034,184)
Lululemon Athletica, Inc. *	(13,055)	(851,055)
Lumber Liquidators Holdings, Inc. *	(17,855)	(833,114)
Monro Muffler Brake, Inc.	(32,940)	(1,115,019)
Morningstar, Inc.	(12,630)	(750,348)
Nutrisystem, Inc.	(93,160)	(957,685)
Pool Corp.	(18,179)	(716,071)
R. R. Donnelley & Sons Co.	(64,630)	(709,637)
Ritchie Bros. Auctioneers, Inc.	(56,090)	(1,046,639)
Rollins, Inc.	(42,790)	(996,151)
Sysco Corp.	(37,055)	(1,122,767)
Titan Machinery, Inc. *	(45,730)	(1,054,077)
Vail Resorts, Inc.	(12,628)	(650,973)
Vitacost.com, Inc. *	(112,862)	(711,031)
Waste Management, Inc.	(6,520)	(225,462)
Zillow, Inc., Class A *	(18,620)	(774,778)

		(24,991,262)

	Number of Shares	Value

Energy—(4.9%)
Aurora Oil and Gas Ltd. *	(268,960)	$(903,127)
Bonterra Energy Corp.	(18,170)	(810,116)
Carrizo Oil & Gas, Inc. *	(46,355)	(1,170,000)
Chesapeake Energy Corp.	(70,570)	(1,365,530)
Concho Resources, Inc. *	(6,675)	(599,015)
ConocoPhillips	(21,000)	(1,192,590)
Crescent Point Energy Corp.	(16,900)	(702,745)
Forest Oil Corp. *	(151,230)	(1,120,614)
Goodrich Petroleum Corp. *	(26,245)	(333,312)
Laredo Petroleum Holdings, Inc. *	(40,875)	(889,440)
Oasis Petroleum, Inc. *	(21,265)	(623,702)
PDC Energy, Inc. *	(23,650)	(658,180)
Range Resources Corp.	(16,810)	(1,095,844)
Saipem SpA	(12,995)	(617,027)
Technip SA	(7,985)	(841,044)
Valero Energy Corp.	(40,275)	(1,258,997)
Whiting Petroleum Corp. *	(14,850)	(661,122)

		(14,842,405)

Finance—(5.3%)
1st United Bancorp, Inc. *	(113,200)	(685,992)
Commonwealth Bank of Australia	(11,996)	(678,432)
Community Bank System, Inc.	(26,710)	(748,948)
CVB Financial Corp.	(66,634)	(796,276)
First Cash Financial Services, Inc. *	(19,840)	(885,261)
Gain Capital Holdings, Inc.	(121,105)	(541,339)
Glacier Bancorp, Inc.	(50,665)	(780,748)
Iberiabank Corp.	(17,512)	(821,488)
MB Financial, Inc.	(34,578)	(706,083)
Progressive Corp., (The)	(53,625)	(1,047,296)
TCF Financial Corp.	(68,170)	(758,050)
Textainer Group Holdings Ltd.	(24,045)	(849,269)
Tompkins Financial Corp.	(20,473)	(795,171)
TrustCo Bank Corp.	(145,465)	(811,695)
Trustmark Corp.	(33,635)	(796,813)
UMB Financial Corp.	(13,186)	(646,510)
United Bankshares, Inc.	(37,730)	(917,971)
Valley National Bancorp	(84,979)	(824,296)
Westamerica Bancorporation	(22,229)	(1,034,760)
World Acceptance Corp. *	(10,965)	(800,445)

		(15,926,843)

Health Care—(5.1%)
ABIOMED, Inc. *	(48,046)	(1,072,867)
Acadia Healthcare Co., Inc. *	(42,755)	(820,041)
Ariad Pharmaceuticals, Inc. *	(52,939)	(1,088,426)
athenahealth, Inc. *	(12,050)	(1,064,858)
AVANIR Pharmaceuticals, Inc., Class A *	(306,720)	(1,018,310)
DexCom, Inc. *	(60,123)	(799,636)
Edwards Lifesciences Corp. *	(7,499)	(765,723)
Elekta AB, B Shares	(12,520)	(638,081)
H Lundbeck A/S	(20,121)	(370,891)
HMS Holdings Corp. *	(29,300)	(1,009,678)
IDEXX Laboratories, Inc. *	(11,114)	(1,056,497)
Incyte Corp. Ltd. *	(45,794)	(916,338)
NxStage Medical, Inc. *	(42,462)	(541,391)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

Health Care—(continued)
Orion OYJ, Class B	(20,840)	$(427,788)
Perrigo Co.	(9,825)	(1,080,455)
Sinopharm Group Co. Ltd. - Class H	(301,200)	(957,275)
Spectrum Pharmaceuticals, Inc. *	(64,813)	(775,163)
Stericycle, Inc. *	(12,370)	(1,132,102)

		(15,535,520)

Real Estate Investment Trusts—(0.3%)
Apartment Investment & Management Co., Class A	(35,930)	(951,426)

Technology—(7.1%)
Acme Packet, Inc. *	(30,335)	(579,095)
ADTRAN, Inc.	(16,890)	(342,698)
Aspen Technology, Inc. *	(42,192)	(1,028,641)
Aviat Networks, Inc. *	(250,050)	(570,114)
Blackbaud, Inc.	(37,305)	(909,496)
Calix, Inc. *	(74,555)	(395,887)
Ciena Corp. *	(50,825)	(694,778)
Cirrus Logic, Inc. *	(21,178)	(882,487)
Cypress Semiconductor Corp.	(36,485)	(423,591)
Dassault Systemes SA	(9,701)	(942,109)
Finisar Corp. *	(51,810)	(711,869)
First Solar, Inc. *	(16,273)	(325,297)
Infinera Corp. *	(94,540)	(536,987)
Itron, Inc. *	(19,448)	(843,265)
Jive Software, Inc. *	(22,040)	(332,584)
Logitech International SA	(57,391)	(529,719)
National Instruments Corp.	(40,595)	(1,045,727)
NetSuite, Inc. *	(18,921)	(1,076,226)
Oclaro, Inc. *	(232,515)	(597,564)
Pegasystems, Inc.	(24,144)	(652,612)
Pfeiffer Vacuum Technology AG	(6,051)	(601,264)
Red Hat, Inc. *	(12,122)	(679,317)
Salesforce.com, Inc. *	(5,988)	(869,338)
ServiceSource International, Inc. *	(33,765)	(312,664)
Shanghai Electric Group Co. Ltd., Class H	(1,291,117)	(517,715)
Skyworks Solutions, Inc. *	(26,792)	(816,084)
Syntel, Inc.	(12,083)	(704,439)
Tri-Tech Holding, Inc. *	(74,105)	(283,822)
Tyler Technologies, Inc. *	(27,770)	(1,118,020)
ViaSat, Inc. *	(15,485)	(599,270)
VMware, Inc., Class A *	(8,852)	(788,182)
Wipro Ltd. - ADR	(109,233)	(849,833)

		(21,560,694)

Transportation—(1.2%)
Atlas Air Worldwide Holdings Inc *	(14,620)	(752,930)
Hub Group, Inc., Class A *	(19,750)	(594,475)
J.B. Hunt Transport Services, Inc.	(13,275)	(696,141)

	Number of Shares	Value
Transportation—(continued)
Kansas City Southern	(10,500)	$(811,965)
Old Dominion Freight Line, Inc. *	(18,890)	(845,894)

		(3,701,405)

Utilities—(0.6%)
Aqua America, Inc.	(38,315)	(957,875)
Consolidated Edison, Inc.	(2,509)	(152,096)
Ormat Technologies, Inc.	(31,410)	(596,476)

		(1,706,447)

TOTAL COMMON STOCK (Proceeds $148,982,611)		(153,035,042)

TOTAL SECURITIES SOLD SHORT—(50.6%) (Proceeds $148,982,611)		(153,035,042)

	Number of Contracts
OPTIONS WRITTEN ††—(0.0%)
Google, Inc. Call Options Expires 09/22/12 Strike Price $700	(20)	(14,200)
Google, Inc. Put Options Expires 9/22/12 Strike Price $550	(20)	(500)
Occidental Petroleum Corp. Call Options Expires 01/09/13 Strike Price $95	(200)	(41,200)
Royal Dutch Shell PLC Call Options Expires 01/19/13 Strike Price $65	(100)	(66,500)

TOTAL OPTIONS WRITTEN (Premiums received $174,573)		(122,400)

OTHER ASSETS IN EXCESS OF LIABILITIES—55.3%		167,201,288

NET ASSETS—100.0%		$302,466,261

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	37

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investment in securities *	$288,422,415	$288,422,415	$—	$—

Total Assets	$288,422,415	$288,422,415	$—	$—

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities Sold Short *	$(153,035,042)	$(153,035,042)	$—	$—
Options Written
Equity Contracts *	(122,400)	—	(122,400)	—

Total Liabilities	$(153,157,442)	$(153,035,042)	$(122,400)	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.8%
Basic Industries—0.4%
Georgia Gulf Corp.	34,685	$1,374,913

Capital Goods—5.9%
Actuant Corp., Class A	54,425	1,530,431
AGCO Corp. *	23,670	996,270
Dover Corp.	78,585	4,542,999
Illinois Tool Works, Inc.	49,675	2,945,231
Masco Corp. (a)	152,670	2,161,807
Parker Hannifin Corp.	42,457	3,395,711
Stanley Black & Decker, Inc.	26,750	1,759,615
Tyco International, Ltd.	44,905	2,531,744
Volvo AB - Sponsored ADR	144,810	1,827,864

		21,691,672

Communications—3.1%
Google, Inc., Class A * #	4,850	3,322,687
IAC/InterActiveCorp (a)	37,155	1,926,115
Monster Worldwide, Inc. * (a)	73,700	513,689
Vodafone Group PLC - Sponsored ADR	192,723	5,573,549

		11,336,040

Consumer Durables—1.7%
Lear Corp.	80,485	3,125,233
Thor Industries, Inc. (a)	48,110	1,512,578
Tower International, Inc. *	32,506	244,770
TRW Automotive Holdings Corp. *	27,700	1,210,767

		6,093,348

Consumer Non-Durables—4.1%
Brunswick Corp. (a)	101,935	2,414,840
Electronic Arts, Inc. * # (a)	233,505	3,112,622
Jones Group, Inc., (The)	157,590	1,996,665
Mattel, Inc.	88,025	3,093,199
Matthews International Corp., Class A	24,325	728,047
PepsiCo, Inc.	52,890	3,830,823

		15,176,196

Consumer Services—17.7%
CBS Corp., Class B non-voting shares	153,958	5,594,834
CEC Entertainment, Inc.	13,355	396,777
eBay, Inc. * #	136,175	6,464,227
Equifax, Inc.	50,760	2,323,793
Expedia, Inc. #	45,300	2,326,608
FTI Consulting, Inc. *	10,909	283,743
Interpublic Group of Cos., Inc., (The)	237,890	2,531,150
Kohl’s Corp.	114,926	5,999,137
Korn/Ferry International *	49,796	712,083
Manpower, Inc. (a)	99,305	3,685,209
Men’s Wearhouse, Inc., (The)	33,810	1,068,396
Omnicom Group, Inc.	113,235	5,816,882
Pantry, Inc., (The) *	14,930	209,319
Regis Corp.	111,390	2,006,134

	Number of Shares	Value
Consumer Services—(continued)
Rent-A-Center, Inc.	91,520	$3,228,826
Staples, Inc. (a)	73,195	799,289
Target Corp.	110,760	7,098,608
Towers Watson & Co., Class A	47,815	2,597,311
Viacom, Inc., Class B	75,085	3,755,001
Wal-Mart Stores, Inc.	17,145	1,244,727
Walt Disney Co., (The)	86,605	4,284,349
Wright Express Corp. * (a)	41,745	2,748,491

		65,174,894

Energy—8.9%
Canadian Natural Resources Ltd.	44,860	1,363,744
Chevron Corp.	40,105	4,498,177
EOG Resources, Inc.	70,220	7,604,826
Exxon Mobil Corp.	82,610	7,211,853
Occidental Petroleum Corp.	82,945	7,051,154
Royal Dutch Shell PLC-ADR	75,245	5,264,893

		32,994,647

Finance—24.1%
ACE Ltd.	50,105	3,694,241
Alleghany Corp. *	6,657	2,244,407
Axis Capital Holdings Ltd.	78,360	2,669,725
BB&T Corp.	152,155	4,798,969
Bond Street Holdings Inc., Class B 144A * ‡	12,734	347,893
Bond Street Holdings, Inc. Class A 144A * ‡	50,936	1,391,572
Capital One Financial Corp.	138,350	7,820,926
Citigroup, Inc. #	190,137	5,648,970
Federated Investors, Inc., Class B (a)	79,235	1,681,367
Fifth Third Bancorp	201,540	3,051,316
First Southern Bancorp, Inc. Class B 144A * ‡	17,550	139,874
Hanover Insurance Group, Inc., (The) (a)	36,955	1,318,924
Hercules Technology Growth Capital, Inc.	39,092	437,439
Huntington Bancshares, Inc.	396,580	2,617,428
J.G. Wentworth, Inc. 144A * ‡ Δ	—	0
JPMorgan Chase & Co.	305,905	11,361,312
Loews Corp.	129,499	5,264,134
Maiden Holdings Ltd.	31,245	286,829
MetLife, Inc.	129,040	4,404,135
NBH Holdings Corp., Class A 144A * ‡	40,025	715,647
Peoples Choice Financial Corp. 144A * ‡ Δ	1,465	0
Raymond James Financial, Inc.	55,415	1,950,608
SLM Corp.	232,395	3,660,221
Solar Cayman Ltd. 144A * ‡ Δ	19,375	0
State Street Corp.	107,960	4,491,136
THL Credit, Inc.	23,960	334,002
Torchmark Corp.	41,630	2,130,623
Travelers Cos., Inc., (The)	60,800	3,936,192
Unum Group	83,146	1,622,178
Validus Holdings Ltd.	109,614	3,673,165
Wells Fargo & Co.	179,345	6,103,110

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	39

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
White Mountains Insurance Group Ltd.	2,560	$1,332,070

		89,128,413

Health Care—15.4%
AmerisourceBergen Corp.	62,070	2,390,936
Amgen, Inc.	128,315	10,768,194
Cardinal Health, Inc.	54,990	2,174,855
CareFusion Corp. *	68,195	1,791,483
Covidien PLC	87,955	4,929,878
Hologic, Inc. *	16,577	325,407
Johnson & Johnson	91,295	6,156,022
McKesson Corp.	52,090	4,537,560
Medtronic, Inc.	48,500	1,972,010
Pfizer, Inc.	599,621	14,306,957
Sanofi ADR	48,610	1,990,580
St Jude Medical, Inc.	17,290	652,870
UnitedHealth Group, Inc.	53,865	2,924,870
WellPoint, Inc.	32,800	1,963,736

		56,885,358

Real Estate Investment Trusts—0.5%
Ashford Hospitality Trust, Inc.	48,630	402,656
Colony Financial, Inc.	50,585	971,738
Terreno Realty Corp.	40,715	613,168
TMST, Inc. * ‡ Δ	191,097	0

		1,987,562

Technology—14.0%
Amdocs Ltd. *	80,325	2,589,678
Arrow Electronics, Inc. *	46,534	1,686,857
Avnet, Inc. *	70,490	2,270,483
BancTec, Inc. 144A * ‡ (a)	15,732	69,378
CA, Inc.	161,020	4,191,351
Cisco Systems, Inc.	367,810	7,017,815
Flextronics International Ltd. *	690,046	4,644,010
International Business Machines Corp.	18,365	3,578,420
Lexmark International, Inc., Class A (a)	51,245	1,112,529
Microsemi Corp. *	51,025	1,015,908
Microsoft Corp.	234,955	7,241,313
Seagate Technology PLC # (a)	109,120	3,492,931
TE Connectivity Ltd.	170,575	5,999,123
Texas Instruments, Inc.	56,255	1,633,645
Vishay Intertechnology, Inc. *	180,525	1,725,819
Western Union Co. (The)	191,015	3,363,774

		51,633,034

TOTAL COMMON STOCK (Cost $324,341,063)		353,476,077

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc., 144A 5.000% ‡	30	54,375

TOTAL PREFERRED STOCK (Cost $30,000)		54,375

.	Par (000)	Value
CORPORATE BOND—0.0%
MBIA Insurance Corp.144A † ## 14.00% 01/15/33	$151	$81,540

TOTAL CORPORATE BOND (Cost $149,020)		81,540

	Number of Shares
SECURITIES LENDING COLLATERAL—4.9%
BlackRock Liquidity Fund	18,035,950	18,035,950

TOTAL SECURITIES LENDING COLLATERAL (Cost $18,035,950)		18,035,950

TOTAL INVESTMENTS—100.7% (Cost $342,556,033)		371,647,942

	Number of Contracts
OPTIONS WRITTEN ††—(0.3%)
Citigroup, Inc. Call Options Expires 01/19/13 Strike Price $40	(849)	(22,074)
eBay, Inc. Call Options Expires 10/20/12 Strike Price $45	(486)	(179,820)
Electronic Arts, Inc. Call Options Expires 01/19/13 Strike Price $30	(501)	(1,002)
Electronic Arts, Inc. Call Options Expires 01/19/13 Strike Price $25	(501)	(2,505)
Expedia, Inc. Call Options Expires 10/20/12 Strike Price $39	(453)	(570,780)
Google, Inc. Call Options Expires 01/19/13 Strike Price $600	(33)	(333,300)
Google, Inc. Call Options Expires 01/19/13 Strike Price $600	(14)	(141,400)
Seagate Technology PLC Call Options Expires 09/22/12 Strike Price $36	(623)	(6,853)

TOTAL OPTIONS WRITTEN (Premiums received $762,800)		(1,257,734)

LIABILITIES IN EXCESS OF OTHER ASSETS—(0.4)%		(1,316,414)

NET ASSETS—100.0%		$369,073,794

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2012, these securities amounted to $2,800,279 or 0.8% of net assets. These 144A securities have not been deemed illiquid.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of August 31, 2012, these securities amounted to $2,718,739 or 0.7% of net assets.
±	—	Total shares owned by the Fund as of August 31, 2012 were less than one share.
†	—	Adjustable rate security.

#	—	Security segregated as collateral for options written.
##	—	Callable security.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.
††	—	Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stock
Basic Industries	$1,374,913	$1,374,913	$—	$—
Capital Goods	21,691,672	21,691,672	—	—
Communications	11,336,040	11,336,040	—	—
Consumer Durables	6,093,348	6,093,348	—	—
Consumer Non-Durables	15,176,196	15,176,196	—	—
Consumer Services	65,174,894	65,174,894	—	—
Energy	32,994,647	32,994,647	—	—
Finance	89,128,413	86,533,427	—	2,594,986
Health Care	56,885,358	56,885,358	—	—
Real Estate Investment Trusts	1,987,562	1,987,562	—	—
Technology	51,633,034	51,563,656	—	69,378
Preferred Stock	54,375	—	—	54,375
Corporate Bond	81,540	—	81,540	—
Securities Lending Collateral	18,035,950	18,035,950	—	—

Total Assets	$371,647,942	$368,847,663	$81,540	$2,718,739

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Options Written
Equity Contracts	$(1,257,734)	$—	$(1,257,734)	$—

Total Liabilities	$(1,257,734)	$—	$(1,257,734)	$—

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	41

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—96.2%
Basic Industries—5.4%
Alpha Natural Resources Inc *	25,000	$148,500
GrafTech International Ltd. *	13,200	123,684
GSE Holding, Inc. *	65,400	536,280
Horsehead Holding Corp. *	17,800	157,352
OM Group, Inc. *	3,700	68,228
Schweitzer-Mauduit International, Inc.	17,000	548,760
TMS International Corp., Class A *	43,500	438,045

		2,020,849

Capital Goods—6.8%
Columbus McKinnon Corp. *	17,900	265,278
Flow International Corp. *	58,100	191,730
Global Power Equipment Group, Inc.	16,600	323,700
Globe Specialty Metals, Inc.	10,700	156,113
Orion Marine Group, Inc. *	53,100	404,622
RTI International Metals, Inc. *	7,200	156,168
Tutor Perini Corp. *	51,700	548,537
Wabash National Corp. *	72,900	487,701

		2,533,849

Communications—1.5%
Digital River, Inc. *	9,100	151,606
Neutral Tandem, Inc. *	36,200	398,200

		549,806

Consumer Durables—2.9%
La-Z-Boy, Inc. *	11,200	154,560
Libbey, Inc. *	64,300	944,567

		1,099,127

Consumer Non-Durables—2.8%
Chiquita Brands International, Inc. *	47,400	284,400
Dole Food Co., Inc. *	22,300	287,224
Jones Group, Inc., (The)	36,700	464,989

		1,036,613

Consumer Services—13.4%
ABM Industries, Inc.	21,700	438,774
America’s Car-Mart, Inc. *	2,600	118,586
Body Central Corp. *	21,000	184,380
Bravo Brio Restaurant Group Inc. *	11,800	190,806
Brink’s Co., (The)	24,400	543,144
Carmike Cinemas, Inc. *	6,500	74,750
Casual Male Retail Group, Inc. *	78,600	323,832
FTI Consulting, Inc. *	18,100	470,781
Geo Group, Inc. (The)	18,500	486,735
ICF International, Inc. *	19,800	436,392
Ignite Restaurant Group, Inc. *	13,000	194,740
MDC Partners, Inc., Class A (a)	87,000	879,570
Navigant Consulting, Inc. *	29,000	320,450
Providence Service Corp. *	22,900	261,289
Wet Seal, Inc. (The), Class A *	35,900	104,110

		5,028,339

	Number of Shares	Value
Energy—3.2%
Approach Resources, Inc. *	4,400	$126,456
Energy Partners Ltd. *	29,100	501,102
Gulfport Energy Corp *	3,700	97,310
Newpark Resources, Inc. * (a)	66,100	454,768

		1,179,636

Finance—27.6%
A.B. Watley Group, Inc. * Δ	93,855	324
Alterra Capital Holdings Ltd.	18,600	427,242
American Capital Mortgage Investment Corp.	4,500	111,285
American Equity Investment Life Holding Co.	30,200	349,112
Boston Private Financial Holdings, Inc.	50,700	481,143
Central Pacific Financial Corp. *	17,000	236,300
CNO Financial Group, Inc.	106,800	950,520
FBR & Co. *	159,100	482,073
First Midwest Bancorp, Inc.	22,800	269,268
Global Indemnity PLC *	9,430	190,203
Great American Group, Inc. *	60,590	21,207
Home Bancshares, Inc.	14,400	453,744
Home Loan Servicing Solutions Ltd (a)	14,200	222,230
HomeStreet, Inc. * (a)	10,200	361,488
LiqTech International, Inc. *	59,220	127,323
Maiden Holdings Ltd.	71,300	654,534
Meadowbrook Insurance Group, Inc.	75,900	576,081
Nationstar Mortgage Holdings, Inc. * (a)	9,400	254,928
Nelnet, Inc., Class A	15,900	380,805
Ocwen Financial Corp. *	33,500	861,955
OmniAmerican Bancorp, Inc. *	10,700	235,293
PrivateBancorp, Inc.	15,800	257,540
SCBT Financial Corp.	5,500	221,155
THL Credit, Inc.	18,800	262,072
United Financial Bancorp, Inc.	9,480	135,280
Validus Holdings Ltd.	11,400	382,014
ViewPoint Financial Group	27,910	514,381
Western Alliance Bancorp *	57,500	535,325
WSFS Financial Corp.	9,000	365,130

		10,319,955

Health Care—4.8%
Accuray, Inc. *	12,300	75,399
Alere, Inc. *	31,900	599,082
Invacare Corp.	12,200	167,628
Medical Action Industries, Inc. *	55,700	205,533
Symmetry Medical, Inc. *	45,500	423,605
Teleflex, Inc.	3,000	198,090
Trinity Biotech PLC - Sponsored ADR	9,100	111,475

		1,780,812

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Real Estate Investment Trusts—9.5%
American Campus Communities, Inc.	3,100	$144,522
Campus Crest Communities, Inc.	54,600	589,680
CYS Investments, Inc. (a)	21,400	307,732
Government Properties Income Trust (a)	9,600	216,864
Highwoods Properties, Inc.	10,210	332,948
Kennedy-Wilson Holdings, Inc.	53,100	734,904
Lexington Realty Trust (a)	43,890	411,688
Mack-Cali Realty Corp.	10,900	291,030
Starwood Property Trust, Inc.	9,200	216,660
Two Harbors Investment Corp.	27,700	321,043

		3,567,071

Technology—7.6%
CIBER, Inc. *	154,400	535,768
Computer Task Group, Inc. *	16,500	264,000
Digi International, Inc. *	54,500	562,985
Diodes, Inc. *	12,200	225,578
Exar Corp. *	73,800	561,618
Plantronics, Inc.	4,500	160,470
Saba Software, Inc. *	57,300	538,620

		2,849,039

Transportation—5.4%
Air Transport Services Group, Inc. *	54,500	253,425
Alaska Air Group, Inc. *	5,600	187,880
Rand Logistics, Inc. * (a)	12,500	88,750
Scorpio Tankers, Inc. *	96,600	513,912
Spirit Airlines, Inc. * (a)	32,400	633,420
Swift Transportation Co. *	19,800	161,370
US Airways Group, Inc. * (a)	16,100	171,626

		2,010,383

	Number of Shares	Value
Utilities—5.3%
Aegean Marine Petroleum Network, Inc.	34,100	$231,880
Cadiz, Inc. * (a)	29,400	239,904
Empire District Electric Co. (The) (a)	8,700	183,657
Heckmann Corp. * (a)	128,900	346,741
NorthWestern Corp.	5,400	197,640
Piedmont Natural Gas Co., Inc.	7,700	240,471
Portland General Electric Co.	7,000	187,880
StealthGas, Inc. *	28,326	175,904
UIL Holdings Corp.	5,100	179,418

		1,983,495

TOTAL COMMON STOCK (Cost $32,518,573)		35,958,974

SECURITIES LENDING COLLATERAL—8.0%
BlackRock Liquidity Fund	2,964,221	2,964,221

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,964,221)		2,964,221

TOTAL INVESTMENTS—104.2% (Cost $35,482,794)		38,923,195

LIABILITIES IN EXCESS OF OTHER ASSETS—(4.2)%		(1,555,697)

NET ASSETS—100.0%		$37,367,498

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policies and procedures.

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$35,958,974	$35,958,974	$—	$—
Securities Lending Collateral	2,964,221	2,964,221	—	—

Total Assets	$38,923,195	$38,923,195	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	43

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—96.7%
Australia—0.9%
Australia & New Zealand Banking Group Ltd.	3,820	$97,956

Bermuda—2.9%
Axis Capital Holdings Ltd.	2,925	99,655
Catlin Group Ltd.	19,835	144,437
Validus Holdings Ltd.	2,450	82,100

		326,192

Canada—0.6%
Barrick Gold Corp.	1,685	64,973

France—3.9%
Atos	1,525	89,290
Cie Generale des Etablissements Michelin	770	55,253
Havas SA	17,655	89,603
LISI	1,130	75,642
Sanofi	890	72,820
Teleperformance SA	2,045	50,595

		433,203

Germany—4.7%
Bayer AG, Registered Shares	1,635	126,824
Brenntag AG	680	81,040
Fresenius SE & Co. KGaA	710	75,747
Henkel AG & Co. KGaA	2,325	144,260
Rheinmetall AG	2,085	103,183

		531,054

Hong Kong—2.2%
Cheung Kong Holdings Ltd.	9,000	122,422
Hutchison Whampoa Ltd.	14,000	122,474

		244,896

Ireland—5.3%
Beazley PLC	54,665	143,828
Covidien PLC	2,440	136,762
ICON PLC *	2,695	61,743
Kerry Group PLC, Class A	2,530	121,211
WPP PLC	10,650	137,822

		601,366

Japan—4.6%
Autobacs Seven Co. Ltd.	1,500	70,694
FamilyMart Co. Ltd.	1,900	91,609
Inpex Corp.	10	56,836
ITOCHU Corp.	9,500	96,341
Softbank Corp.	2,930	119,378
Unipres Corp.	3,100	85,166

		520,024

Singapore—2.0%
Indofood Agri Resources Ltd.	73,000	81,697
Olam International Ltd.	46,000	70,854
United Overseas Bank Ltd.	5,000	76,574

		229,125

	Number of Shares	Value
South Korea—1.5%
Samsung Electronics Co. Ltd.	156	$169,526

Switzerland—5.2%
Roche Holding AG, Participation Certificate	925	168,393
Swatch Group AG (The), Bearer Shares	280	114,616
Swiss Re AG	1,905	119,424
Tyco International, Ltd.	1,500	84,570
Zurich Financial Services AG	395	94,954

		581,957

Taiwan—1.0%
Delta Electronics, Inc.	34,000	115,789

United Kingdom—12.5%
BHP Billiton PLC	3,385	98,683
BP PLC	12,500	87,600
Daily Mail & General Trust PLC	13,520	102,938
Howden Joinery Group PLC	38,630	89,248
HSBC Holdings PLC	9,264	80,478
Imperial Tobacco Group PLC	3,220	125,573
Inchcape PLC	9,200	53,831
Mears Group PLC	19,540	85,323
Meggitt PLC	15,750	98,835
Rexam PLC	8,255	55,551
Royal Dutch Shell PLC, Class A	7,375	258,098
Serco Group PLC	9,195	82,127
Standard Chartered PLC	2,940	64,959
TESCO PLC	10,575	56,520
Vodafone Group PLC	20,610	59,397

		1,399,161

United States—49.4%
AmerisourceBergen Corp.	2,755	106,123
Amgen, Inc.	1,170	98,186
Apple, Inc.	700	465,668
Capital One Financial Corp.	3,160	178,635
CareFusion Corp. *	3,025	79,467
CBS Corp., Class B non-voting shares	4,710	171,161
Chevron Corp.	815	91,410
Cisco Systems, Inc.	7,965	151,972
Crown Holdings, Inc. *	1,560	56,550
CVS Caremark Corp.	4,145	188,805
DIRECTV *	2,585	134,653
Dover Corp.	1,455	84,114
EOG Resources, Inc.	910	98,553
EQT Corp.	1,775	95,779
Everest Re Group Ltd.	1,395	144,606
Exxon Mobil Corp.	3,020	263,646
Fifth Third Bancorp	12,000	181,680
Fluor Corp.	1,535	79,053
Graphic Packaging Holding Co. *	14,070	78,651
Honeywell International, Inc.	2,185	127,713
Illinois Tool Works, Inc.	1,535	91,010
Johnson & Johnson	1,575	106,202
Lear Corp.	1,795	69,700
Macy’s, Inc.	4,720	190,263

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

United States—(continued)
McKesson Corp.	2,880	$250,877
Microsoft Corp.	9,795	301,882
Newmont Mining Corp.	1,810	91,731
Nordstrom, Inc.	1,100	63,613
Occidental Petroleum Corp.	635	53,981
ON Semiconductor Corp. *	12,275	76,473
Oracle Corp.	3,515	111,250
Pfizer, Inc.	3,435	81,959
Philip Morris International, Inc.	2,220	198,246
Phillips 66	1,420	59,640
SM Energy Co.	1,415	66,830
St Jude Medical, Inc.	1,510	57,018
SunTrust Banks, Inc.	3,390	85,326
Symantec Corp. *	3,255	58,037
Target Corp.	2,760	176,888
Time Warner Cable, Inc.	1,040	92,373

	Number of Shares	Value
United States—(continued)
United Technologies Corp.	965	$77,055
Wells Fargo & Co.	5,880	200,096
Western Union Co. (The)	6,505	114,553

		5,551,428

TOTAL COMMON STOCK (Cost $9,874,684)		10,866,650

TOTAL INVESTMENTS—96.7% (Cost $9,874,684)		10,866,650

OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		367,323

NET ASSETS—100.0%		$11,233,973

PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$10,866,650	$10,866,650	$—	$—

Total Assets	$10,866,650	$10,866,650	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	45

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—96.1%
Australia—1.3%
Australia & New Zealand Banking Group Ltd.	5,695	$146,036

Bermuda—1.8%
Catlin Group Ltd.	26,805	195,192

Canada—2.0%
Barrick Gold Corp.	2,085	80,397
Canadian Natural Resources Ltd.	1,660	50,464
CGI Group, Inc., Class A *	3,245	84,734

		215,595

France—11.1%
Atos	2,970	173,895
Cie Generale des Etablissements Michelin	1,200	86,109
Havas SA	25,800	130,941
LISI	1,435	96,059
Pernod-Ricard SA	510	54,955
Publicis Groupe SA	1,610	83,564
Sanofi	2,135	174,685
Schneider Electric SA	1,690	106,730
Teleperformance SA	4,095	101,314
Total SA	4,140	206,755

		1,215,007

Germany—9.5%
Bayer AG, Registered Shares	2,880	223,397
Brenntag AG	1,295	154,334
Fresenius SE & Co. KGaA	1,650	176,033
Henkel AG & Co. KGaA	4,340	269,285
Rheinmetall AG	2,585	127,927
SAP AG	1,255	82,731

		1,033,707

Hong Kong—2.7%
Cheung Kong Holdings Ltd.	11,000	149,627
Hutchison Whampoa Ltd.	16,000	139,970

		289,597

Ireland—6.8%
Beazley PLC	78,775	207,263
ICON PLC *	3,660	83,851
Kerry Group PLC, Class A	5,070	242,901
WPP PLC	16,230	210,033

		744,048

Japan—12.5%
Autobacs Seven Co. Ltd.	2,700	127,250
Brother Industries Ltd.	3,900	39,501
FamilyMart Co. Ltd.	2,300	110,895
FP Corp.	800	59,365
Inpex Corp.	17	96,622
ITOCHU Corp.	14,400	146,032
Kaken Pharmaceutical Co. Ltd.	4,000	57,219
Nissan Chemical Industries Ltd.	5,100	56,605
NTT DoCoMo, Inc.	57	96,972
Omron Corp.	2,600	50,742

	Number of Shares	Value

Japan—(continued)
Shinsei Bank Ltd.	47,000	$54,627
Softbank Corp.	4,510	183,752
Sugi Holdings Co. Ltd.	3,500	122,441
Sumitomo Mitsui Trust Holdings, Inc.	16,000	44,549
Unipres Corp.	4,200	115,387

		1,361,959

Netherlands—1.4%
Koninklijke Ahold NV	12,445	153,872

Singapore—4.1%
Indofood Agri Resources Ltd.	95,000	106,318
M1 Ltd.	38,000	78,043
Olam International Ltd.	59,000	90,878
Singapore Telecommunications Ltd.	28,000	76,149
United Overseas Bank Ltd.	6,000	91,889

		443,277

South Korea—3.6%
Samsung Electronics Co. Ltd.	315	342,311
SK Telecom Co. Ltd.	390	50,012

		392,323

Switzerland—9.0%
Novartis AG, Registered Shares	2,355	138,754
Roche Holding AG, Participation Certificate	1,430	260,327
Swatch Group AG (The), Bearer Shares	460	188,298
Swiss Re AG	2,755	172,711
Tecan Group AG	870	59,370
Zurich Financial Services AG	660	158,657

		978,117

Taiwan—1.4%
Delta Electronics, Inc.	44,000	149,845

United Kingdom—28.9%
AstraZeneca PLC	3,335	155,502
BHP Billiton PLC	5,940	173,169
BP PLC	28,695	201,095
Daily Mail & General Trust PLC	18,045	137,390
Filtrona PLC	8,480	72,038
Howden Joinery Group PLC	53,515	123,637
HSBC Holdings PLC	23,983	208,344
Imperial Tobacco Group PLC	5,400	210,588
Inchcape PLC	13,450	78,699
Intercontinental Hotels Group PLC	2,210	56,322
Mears Group PLC	31,790	138,814
Meggitt PLC	41,547	260,716
National Grid PLC	7,500	81,397
Rexam PLC	16,045	107,972
Rio Tinto PLC	1,130	49,082
Royal Dutch Shell PLC, Class A	12,510	437,804
Sage Group PLC (The)	11,501	54,092
Serco Group PLC	15,295	136,610

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United Kingdom—(continued)
Standard Chartered PLC	8,285	$183,057
TESCO PLC	18,610	99,465
Victrex PLC	2,500	53,273
Vodafone Group PLC	46,885	135,121

		3,154,187

TOTAL COMMON STOCK (Cost $9,693,150)		10,472,762

TOTAL INVESTMENTS—96.1% (Cost $9,693,150)		10,472,762

OTHER ASSETS IN EXCESS OF LIABILITIES—3.9%		422,455

NET ASSETS—100.0%		$10,895,217

PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of August 31, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$10,472,762	$10,472,762	$—	$—

Total Assets	$10,472,762	$10,472,762	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	47

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF ASSETS AND LIABILITIES

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$138,627,098	$625,635,940	$288,422,415	$371,647,942
Cash	3,705,876	98,289,348	17,000,251	16,055,934
Foreign currency, at value #	—	—	15,059,435	—
Receivables
Investments sold	375,102	129,048	1,944,576	674,258
Deposits with brokers for securities sold short	—	392,386,134	150,935,853	—
Dividends and interest	95,835	1,002,581	450,426	766,055
Capital shares sold	77,042	594,708	440,495	384,024
Prepaid expenses and other assets	28,829	49,093	42,908	28,497

Total assets	142,909,782	1,118,086,852	474,296,359	389,556,710

LIABILITIES
Securities sold short, at fair value ‡	—	391,793,711	153,035,042	—
Options written, at value *	—	1,327,297	122,400	1,257,734
Payables
Securities lending collateral	22,141,143	19,708,783	—	18,035,950
Investments purchased	97,498	5,557,294	1,921,280	593,566
Capital shares redeemed	193,547	286,365	205,052	347,654
Due to prime broker	—	20,679,548	16,013,029	—
Investment advisory fees	96,312	1,288,305	303,367	139,519
Distribution and service fees	15,200	35,938	10,201	5,279
Dividends on securities sold-short	—	101,363	120,059	—
Prime broker interest payable	—	8,174	—	—
Other accrued expenses and liabilities	72,878	1,358,562	99,668	103,214

Total liabilities	22,616,578	442,145,340	171,830,098	20,482,916

Net Assets	$120,293,204	$675,941,512	$302,466,261	$369,073,794

NET ASSETS CONSIST OF
Par value	$8,027	$33,433	$25,411	$23,718
Paid-in capital	118,359,615	614,410,749	289,076,538	338,864,360
Undistributed net investment income/(accumulated net investment loss)	10,163	(361,602)	(29,832)	3,583,004
Accumulated net realized gain/(loss) from investments, securities sold short and written options	(18,748,667)	35,215,790	2,276,768	(1,994,263)
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	20,664,066	26,643,142	11,117,376	28,596,975

Net Assets	$120,293,204	$675,941,512	$302,466,261	$369,073,794

INSTITUTIONAL CLASS
Net assets	$53,603,950	$505,108,001	$254,170,175	$343,884,831
Shares outstanding	3,501,404	24,674,712	21,338,306	22,093,121

Net asset value, offering and redemption price per share	$15.31	$20.47	$11.91	$15.57

INVESTOR CLASS
Net assets	$66,689,254	$170,833,511	$48,296,086	$25,188,963
Shares outstanding	4,525,151	8,758,327	4,072,810	1,625,097

Net asset value, offering and redemption price per share	$14.74	$19.51	$11.86	$15.50

† Investment in securities, at cost	$117,963,032	$591,496,899	$273,444,573	$342,556,033
^ Includes market value of securities on loan	$21,716,110	$19,146,145	$—	$17,729,591
# Foreign currency, at cost	$—	$—	$14,917,547	$—
‡ Proceeds received, securities sold short	$—	$383,111,464	$148,982,611	$—
* Premiums received, options written	$—	$2,513,645	$174,573	$762,800

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

48	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund
ASSETS
Investments in securities, at value † ^	$38,923,195	$10,866,650	$10,472,762
Cash	1,392,676	348,918	395,489
Foreign currency, at value #	—	2,038	2,705
Receivables
Investments sold	126,414	—	—
Dividends and interest	27,373	33,851	37,850
Investment adviser	—	13,793	20,786
Prepaid expenses and other assets	15,355	21,844	21,841

Total assets	40,485,013	11,287,094	10,951,433

LIABILITIES
Payables
Securities lending collateral	2,964,221	—	—
Investments purchased	57,377	—	—
Investment advisory fees	36,871	—	—
Audit fees	25,283	23,125	24,638
Transfer agency fees	8,797	2,655	2,654
Custodian fees	8,643	9,385	10,256
Administration fees	7,446	6,546	7,228
Legal fees	5,010	8,369	8,389
Printing fees	2,433	2,923	2,926
Other accrued expenses and liabilities	1,434	118	125

Total liabilities	3,117,515	53,121	56,216

Net Assets	$37,367,498	$11,233,973	$10,895,217

NET ASSETS CONSIST OF
Par value	$2,610	$1,021	$1,009
Paid-in capital	39,855,698	10,188,872	10,059,870
Undistributed net investment income/(accumulated net investment loss)	(122,067)	104,732	116,512
Accumulated net realized loss from investments	(5,809,144)	(52,822)	(61,795)
Net unrealized appreciation on investments, and foreign currency translation	3,440,401	992,170	779,621

Net Assets	$37,367,498	$11,233,973	$10,895,217

INSTITUTIONAL CLASS
Net assets	$37,367,498	$11,233,973	$10,895,217
Shares outstanding	2,609,962	1,021,354	1,009,471

Net asset value, offering and redemption price per share	$14.32	$11.00	$10.79

† Investment in securities, at cost	$35,482,794	$9,874,684	$9,693,150
^ Includes market value of securities on loan	$2,878,977	$—	$—
# Foreign currency, at cost	$—	$2,039	$2,707

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	49

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF OPERATIONS

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund	Robeco Boston Partners All-Cap Value Fund
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2012	For the Year Ended August 31, 2012	For the Year Ended August 31, 2012
Investment Income
Dividends †	$1,860,374	$8,833,394	$2,675,551	$5,384,277
Interest	671	25,762	4,845	25,855
Income from securities loaned (Note 6)	36,986	364,513	—	90,082

Total investment income	1,898,031	9,223,669	2,680,396	5,500,214

Expenses
Advisory fees (Note 2)	1,137,375	12,904,500	1,988,604	2,117,269
Distribution fees (Investor Class) (Note 2)	185,721	370,309	84,371	62,426
Administration and accounting fees (Note 2)	117,591	496,923	172,220	251,621
Transfer agent fees (Note 2)	108,547	234,241	98,467	89,969
Printing and shareholder reporting fees	53,553	153,023	26,348	51,511
Registration and filing fees	32,175	85,150	45,174	48,600
Directors’ and officers’ fees	27,288	57,426	27,632	37,488
Legal fees	26,260	138,787	28,414	57,029
Audit fees	24,630	38,482	36,835	22,475
Custodian fees (Note 2)	18,790	92,770	72,181	45,169
Dividend expense on securities sold-short	—	2,178,967	1,138,032	—
Prime broker interest expense	—	8,237,473	864,272	—
Other expenses	3,187	6,337	3,047	2,994

Total expenses before waivers and reimbursements	1,735,117	24,994,388	4,585,597	2,786,551
Less: waivers and reimbursements	(70,808)	—	(57,012)	(870,649)

Net expenses after waivers and reimbursements	1,664,309	24,994,388	4,528,585	1,915,902

Net investment income/(loss)	233,722	(15,770,719)	(1,848,189)	3,584,312

Net realized gain/(loss) from:
Investments	(828,497)	32,242,937	306,331	(1,021,743)
Investments sold short	—	23,186,722	4,551,821	—
Foreign currency transactions	—	—	(266,725)	—
Written options *	—	2,983,261	74,547	576,687
Net change in unrealized appreciation/(depreciation) on:
Investments	18,804,774	47,260,989	18,628,289	40,478,650
Investments sold short	—	(18,394,493)	(5,616,608)	—
Foreign currency translation	—	—	139,249	—
Written options *	—	610,725	48,029	(788,493)

Net realized and unrealized gain from investments	17,976,277	87,890,141	17,864,933	39,245,101

Net increase in net assets resulting from operations	$18,209,999	$72,119,422	$16,016,744	$42,829,413

† Net of foreign withholding taxes of	$—	$(269,976)	$(71,970)	$(62,472)

*	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF OPERATIONS (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund
	For the Year Ended August 31, 2012	For the Period Ended August 31, 2012*	For the Period Ended August 31, 2012*
Investment Income
Dividends †	$470,576	$190,451	$239,991
Interest	492	12	21
Income from securities loaned (Note 6)	18,985	—	—

Total investment income	490,053	190,463	240,012

Expenses
Advisory fees (Note 2)	323,949	63,818	62,415
Transfer agent fees (Note 2)	82,542	21,244	21,243
Administration and accounting fees (Note 2)	78,588	51,098	53,657
Custodian fees (Note 2)	41,424	33,302	39,399
Audit fees	22,525	23,125	24,638
Directors’ and officers’ fees	22,040	12,589	12,589
Registration and filing fees	18,354	22,168	22,168
Legal fees	10,812	20,108	20,108
Printing and shareholder reporting fees	5,603	3,540	3,539
Other expenses	5,604	1,710	1,710

Total expenses before waivers and reimbursements	611,441	252,702	261,466
Less: waivers and reimbursements	(228)	(160,520)	(171,310)

Net expenses after waivers and reimbursements	611,213	92,182	90,156

Net investment income/(loss)	(121,160)	98,281	149,856

Net realized gain/(loss) from:
Investments	860,441	(52,822)	(61,795)
Foreign currency transactions	—	(33,305)	(73,100)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,882,563	991,966	779,612
Foreign currency translation	—	204	9

Net realized and unrealized gain from investments	5,743,004	906,043	644,726

Net increase in net assets resulting from operations	$5,621,844	$1,004,324	$794,582

† Net of foreign withholding taxes of	$(4,949)	$(10,427)	$(22,134)

*	Inception date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	51

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF CHANGES IN NET ASSETS

	Robeco Boston Partners Small Cap Value Fund II		Robeco Boston Partners Long/Short Equity Fund
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$233,722	$43,951	$(15,770,719)	$(9,760,178)
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	(828,497)	12,742,824	58,412,920	65,774,073
Net change in unrealized appreciation/(depreciation) from investments, securities sold short and written options	18,804,774	2,875,002	29,477,221	3,535,503

Net increase in net assets resulting from operations	18,209,999	15,661,777	72,119,422	59,549,398

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(119,144)	(100,184)	—	—
Investor Class	(104,488)	(95,484)	—	—
Net realized capital gains
Institutional Class	—	—	(38,698,443)	(17,894,655)
Investor Class	—	—	(14,040,805)	(8,626,259)

Net decrease in net assets from dividends and distributions to shareholders	(223,632)	(195,668)	(52,739,248)	(26,520,914)

Capital transactions:
Institutional Class
Proceeds from shares sold	24,118,444	3,909,043	188,461,565	201,360,557
Reinvestment of distributions	109,724	93,662	24,911,474	14,385,081
Shares redeemed	(6,282,691)	(4,024,153)	(68,565,103)	(57,419,040)
Redemption fees (Note 8)	1,412	2,581	279,385	179,582
Investor Class
Proceeds from shares sold	11,673,749	15,435,654	50,975,538	56,183,987
Reinvestment of distributions	103,165	94,378	13,855,744	8,458,921
Shares redeemed	(28,082,121)	(17,318,122)	(26,573,638)	(29,659,739)
Redemption fees (Note 8)	2,910	6,126	97,223	75,682

Net increase/(decrease) in net assets from capital transactions	1,644,592	(1,800,831)	183,442,188	193,565,031

Total increase in net assets	19,630,959	13,665,278	202,822,362	226,593,515
Net assets
Beginning of year	100,662,245	86,996,967	473,119,150	246,525,635

End of year	$120,293,204	$100,662,245	$675,941,512	$473,119,150

Undistributed net investment income/(loss), end of year	$10,163	$—	$(361,602)	$(18,774)

Share transactions:
Institutional Class
Shares sold	1,618,535	295,829	9,437,817	10,027,275
Dividends and distributions reinvested	8,480	6,807	1,331,452	734,681
Shares redeemed	(460,403)	(302,635)	(3,444,240)	(2,859,105)

Net increase	1,166,612	1	7,325,029	7,902,851

Investor Class
Shares sold	863,982	1,194,306	2,664,682	2,912,953
Dividends and distributions reinvested	8,267	7,112	775,797	449,464
Shares redeemed	(2,013,569)	(1,304,155)	(1,400,109)	(1,530,960)

Net increase/(decrease)	(1,141,320)	(102,737)	2,040,370	1,831,457

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

52	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco Boston Partners Long/Short Research Fund		Robeco Boston Partners All-Cap Value Fund
	For the Year Ended August 31, 2012	For the Period Ended August 31, 2011*	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(1,848,189)	$(264,322)	$3,584,312	$2,252,938
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	4,665,974	346,533	(445,056)	16,113,884
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	13,198,959	(2,081,583)	39,690,157	(6,104,213)

Net increase/(decrease) in net assets resulting from operations	16,016,744	(1,999,372)	42,829,413	12,262,609

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(1,665,830)	(1,101,905)
Investor Class	—	—	(146,798)	(63,061)
Net realized capital gains
Institutional Class	(496,066)	—	(12,924,039)	(2,218,532)
Investor Class	(186,172)	—	(1,628,060)	(201,331)

Net decrease in net assets from dividends and distributions to shareholders	(682,238)	—	(16,364,727)	(3,584,829)

Capital transactions:
Institutional Class
Proceeds from shares sold	237,705,311	38,930,061	140,521,621	148,246,242
Reinvestment of distributions	442,616	—	13,713,736	3,267,204
Shares redeemed	(33,289,835)	(506,901)	(44,807,044)	(62,354,127)
Redemption fees (Note 8)	19,341	10,669	—	—
Investor Class
Proceeds from shares sold	35,745,671	23,466,226	7,344,224	20,853,224
Reinvestment of distributions	186,154	—	1,722,851	252,790
Shares redeemed	(11,227,285)	(2,361,571)	(12,435,219)	(7,847,340)
Redemption fees (Note 8)	4,921	5,749	—	—

Net increase in net assets from capital transactions	229,586,894	59,544,233	106,060,169	102,417,993

Total increase in net assets	244,921,400	57,544,861	132,524,855	111,095,773
Net assets
Beginning of period/year	57,544,861	—	236,548,939	125,453,166

End of period/year	$302,466,261	$57,544,861	$369,073,794	$236,548,939

Undistributed net investment income/(loss), end of period/year	$(29,832)	$(13,604)	$3,583,004	$1,812,622

Share transactions:
Institutional Class
Shares sold	20,665,614	3,560,031	9,519,203	9,707,857
Dividends and distributions reinvested	41,327	—	1,020,367	218,688
Shares redeemed	(2,881,560)	(47,106)	(3,094,953)	(4,025,430)

Net increase	17,825,381	3,512,925	7,444,617	5,901,115

Investor Class
Shares sold	3,133,404	2,137,441	498,216	1,345,568
Dividends and distributions reinvested	17,430	—	128,571	16,966
Shares redeemed	(997,992)	(217,473)	(852,778)	(528,995)

Net increase/(decrease)	2,152,842	1,919,968	(225,991)	833,539

*	Inception date of the Fund was September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	53

ROBECO INVESTMENT FUNDS	AUGUST 31, 2012

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Robeco WPG Small/Micro Cap Value Fund		Robeco Boston Partners Global Equity Fund	Robeco Boston Partners International Equity Fund
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period Ended August 31, 2012*	For the Period Ended August 31, 2012*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(121,160)	$(161,396)	$98,281	$149,856
Net realized gain/(loss) from investments and foreign currency	860,441	5,344,276	(86,127)	(134,895)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency	4,882,563	(2,923,039)	992,170	779,621

Net increase in net assets resulting from operations	5,621,844	2,259,841	1,004,324	794,582

Capital transactions:
Institutional Class
Proceeds from shares sold	4,572,368	3,836,370	10,229,759	10,100,676
Shares redeemed	(6,064,647)	(5,252,156)	(110)	(41)
Redemption fees (Note 8)	332	—	—	—

Net increase/(decrease) in net assets from capital transactions	(1,491,947)	(1,415,786)	10,229,649	10,100,635

Total increase in net assets	4,129,897	844,055	11,233,973	10,895,217
Net assets
Beginning of period/year	33,237,601	32,393,546	—	—

End of period/year	$37,367,498	$33,237,601	$11,233,973	$10,895,217

Undistributed net investment income/(loss), end of period/year	$(122,067)	$—	$104,732	$116,512

Share transactions:
Institutional Class
Shares sold	351,635	312,889	1,021,365	1,009,475
Shares redeemed	(442,326)	(393,955)	(11)	(4)

Net increase/(decrease)	(90,691)	(81,066)	1,021,354	1,009,471

*	Inception date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

54	ANNUAL REPORT 2012

(THIS PAGE INTENTIONALLY LEFT BLANK.)

ANNUAL REPORT 2012	55

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Return of Capital	Total Distributions
Robeco Boston Partners Small Cap Value Fund II
Institutional Class
8/31/12	$12.92	$0.05	$2.39	$2.44	$(0.05)	$—	$—	$(0.05)
8/31/11	11.02	0.03	1.91	1.94	(0.04)	—	—	(0.04)
8/31/10	10.49	0.06	0.52	0.58	(0.05)	—	—	(0.05)
8/31/09	11.87	0.11	(1.26)	(1.15)	(0.14)	(0.05)	(0.04)	(0.23)
8/31/08	21.47	0.07	(1.97)	(1.90)	—	(7.70)	—	(7.70)
Investor Class
8/31/12	$12.44	$0.02	$2.30	$2.32	$(0.02)	$—	$—	$(0.02)
8/31/11	10.62	(—)[3]	1.84	1.84	(0.02)	—	—	(0.02)
8/31/10	10.11	0.03	0.50	0.53	(0.02)	—	—	(0.02)
8/31/09	11.43	0.07	(1.20)	(1.13)	(0.11)	(0.05)	(0.03)	(0.19)
8/31/08	21.02	0.03	(1.92)	(1.89)	—	(7.70)	—	(7.70)
Robeco Boston Partners Long/Short Equity Fund
Institutional Class
8/31/12	$19.88	$(0.54)	$3.15	$2.61	$—	$(2.03)	$—	$(2.03)
8/31/11	17.41	(0.47)	4.55	4.08	—	(1.62)	—	(1.62)
8/31/10	15.75	(0.37)	1.98	1.61	—	—	—	—
8/31/09	15.47	(0.22)	2.98	2.76	—	(2.48)	—	(2.48)
8/31/08	17.23	(0.36)	0.50	0.14	—	(1.90)	—	(1.90)
Investor Class
8/31/12	$19.08	$(0.56)	$3.01	$2.45	$—	$(2.03)	$—	$(2.03)
8/31/11	16.80	(0.50)	4.39	3.89	—	(1.62)	—	(1.62)
8/31/10	15.31	(0.40)	1.84	1.44	—	—	—	—
8/31/09	15.17	(0.25)	2.87	2.62	—	(2.48)	—	(2.48)
8/31/08	16.97	(0.39)	0.49	0.10	—	(1.90)	—	(1.90)
Robeco Boston Partners Long/Short Research Fund
Institutional Class
8/31/12	$10.60	$(0.13)	$1.53	$1.40	$—	$(0.09)	$—	$(0.09)
9/30/10** through 8/31/11	10.00	(0.12)	0.71	0.59	—	—	—	—
Investor Class
8/31/12	$10.58	$(0.15)	$1.52	$1.37	$—	$(0.09)	$—	$(0.09)
11/29/10** through 8/31/11	10.40	(0.12)	0.29	0.17	—	—	—	—

*	Calculated based on average shares outstanding for the period.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.01 per share.
[4]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.
[5]	Annualized.
[6]	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

56	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Redemption Fees		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—	[3]	$15.31	18.98%	$53,604	1.30%	N/A	1.36%	0.37%	32%
—	[3]	12.92	17.59	30,172	1.30	N/A	1.37	0.22	38
—	[3]	11.02	5.47	25,736	1.30	N/A	1.39	0.51	43
—	[3]	10.49	(8.97)	21,466	1.30	N/A	1.74	1.29	66
—	[3]	11.87	(10.15)	56,652	1.39	N/A	1.54	0.47	54

$—	[3]	$14.74	18.67%	$66,689	1.55%	N/A	1.61%	0.12%	32%
—	[3]	12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38
—	[3]	10.62	5.26	61,260	1.55	N/A	1.63	0.25	43
—	[3]	10.11	(9.20)	43,408	1.55	N/A	2.00	0.90	66
—	[3]	11.43	(10.40)	65,370	1.64	N/A	1.79	0.19	54

$0.01		$20.47	14.16%	$505,108	4.29%	2.48%	4.29%	(2.68)%	71%
0.01		19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103
0.05		17.41	10.54	164,438	3.40	2.50	3.46	(2.10)	81
—	[3]	15.75	30.02	54,703	3.35	2.50	4.04	(1.85)	172
—	[3]	15.47	1.12	36,423	3.98	2.50	4.36	(2.27)	124

$0.01		$19.51	13.90%	$170,834	4.54%	2.73%	4.54%	(2.93)%	71%
0.01		19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103
0.05		16.80	9.73	82,088	3.65	2.75	3.70	(2.35)	81
—	[3]	15.31	29.63	30,980	3.55	2.75	4.19	(2.09)	172
—	[3]	15.17	0.88	7,728	4.23	2.75	4.61	(2.51)	124

$—	[3]	$11.91	13.32%	$254,170	2.81%	1.54%	2.84%	(1.12)%	53%[4]
0.01		10.60	6.00	37,237	2.70 [5]	1.74 [5]	4.05 [5]	(1.21)[5]	61 [6]

$—	[3]	$11.86	13.06%	$48,296	3.00%	1.79%	3.04%	(1.31)%	53%[4]
0.01		10.58	1.73	20,308	2.99 [5]	1.98 [5]	4.08 [5]	(1.47)[5]	61 [6]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ANNUAL REPORT 2012	57

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Distributions	Redemption Fees
Robeco Boston Partners All-Cap Value Fund
Institutional Class
8/31/12	$14.34	$0.20	$2.04	$2.24	$(0.12)	$(0.89)	$(1.01)	$—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
8/31/10	12.56	0.10	0.32	0.42	(0.13)	—	(0.13)	—
8/31/09	13.61	0.19	(1.03)	(0.84)	(0.12)	(0.09)	(0.21)	—
8/31/08	16.47	0.23	(1.54)	(1.31)	(0.16)	(1.39)	(1.55)	—
Investor Class
8/31/12	$14.28	$0.16	$2.03	$2.19	$(0.08)	$(0.89)	$(0.97)	$—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
8/31/10	12.52	0.07	0.31	0.38	(0.11)	—	(0.11)	—
8/31/09	13.56	0.16	(1.03)	(0.87)	(0.08)	(0.09)	(0.17)	—
8/31/08	16.41	0.16	(1.51)	(1.35)	(0.11)	(1.39)	(1.50)	—
Robeco WPG Small/Micro Cap Value Fund
Institutional Class
8/31/12	$12.31	$(0.05)	$2.06	$2.01	$—	$—	$—	$—	[3]
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
8/31/10	10.57	(0.05)	1.16	1.11	(0.03)	—	(0.03)	—	[3]
8/31/09	12.18	0.03	(1.62)	(1.59)	(0.01)	(0.01)	(0.02)	—
8/31/08	17.05	0.05 [6]	(2.46)	(2.41)	(0.01)	(2.45)	(2.46)	—
Robeco Boston Partners Global Equity Fund
Institutional Class
12/30/11** through 8/31/12	$10.00	$0.10	$0.90	$1.00	$—	$—	$—	$—
Robeco Boston Partners International Equity Fund
Institutional Class
12/30/11** through 8/31/12	$10.00	$0.15	$0.64	$0.79	$—	$—	$—	$—

*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees are reflected in total return calculations.
[3]	Amount is less than $0.01.
[4]	Annualized.
[5]	Not Annualized.
[6]	Calculated using the SEC’s undistributed net investment income method.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

58	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$15.57	16.73%	$343,885	0.70%	1.03%	1.38%	33%
14.34	13.75	210,113	0.70	1.03	1.00	47
12.85	3.31	112,437	0.80	1.15	0.75	48
12.56	(5.88)	63,085	0.95	1.50	1.79	55
13.61	(8.55)	51,850	0.95	1.70	1.59	44

$15.50	16.44%	$25,189	0.95%	1.28%	1.13%	33%
14.28	13.55	26,436	0.95	1.28	0.75	47
12.79	3.01	13,016	1.03	1.39	0.55	48
12.52	(6.15)	5,187	1.20	1.75	1.51	55
13.56	(8.82)	3,164	1.20	1.95	1.10	44

$14.32	16.33%	$37,367	1.70%	1.70%	(0.34)%	84%
12.31	5.67	33,238	1.67	1.72	(0.43)	85
11.65	10.54	32,394	1.69	1.77	(0.39)	94
10.57	(12.93)	35,405	1.61	1.95	0.37	137
12.18	(15.12)	43,133	1.61	1.65	0.11	131

$11.00	10.00%[5]	$11,234	1.30%[4]	3.56%[4]	1.39%[4]	83%[5]

$10.79	7.90%[5]	$10,895	1.30%[4]	3.77%[4]	2.16%[4]	81%[5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of August 31, 2012, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. As of August 31, 2012, Investor Class shares of the BP Global Equity Fund and BP International Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

60	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of August 31, 2012 is included in each Fund’s Portfolio of Investments.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended August 31, 2012, there were no material transfers between Levels 1, 2, and 3 for any of the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial report purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the

ANNUAL REPORT 2012	61

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds” NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the year ended August 31, 2012 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2011	9,636	$2,307,033	37	$20,979	6,021	$520,321
Options written	28,070	8,981,124	433	213,748	5,135	949,270
Options closed	(30,291)	(6,765,237)	(37)	(9,804)	(3,750)	(259,539)
Options expired	—	—	(93)	(50,350)	(3,330)	(325,994)
Options exercised	(2,291)	(2,009,275)			(616)	(121,258)

Options outstanding at August 31, 2012	5,124	$2,513,645	340	$174,573	3,460	$762,800

62	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the year ended August 31, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had net charges of $8,145,913 and $834,800, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

As of August 31, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had securities sold short valued at $391,793,711 and $153,035,042, respectively, for which securities of $395,770,991 and $147,656,805 and cash deposits of $392,386,134 and $150,935,853, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund and the BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund and the BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the year ended August 31, 2012:

	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
BP Long/Short Equity Fund	268	$22,283,220	0.60%
BP Long/Short Research Fund	326	6,165,012	0.61%

As of August 31, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had borrowings of $20,679,548 and $16,013,029, respectively. Interest expenses for the year ended August 31, 2012, totaled $91,560 and $29,472, respectively.

2.	Transactions with Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of BP Global Equity Fund’s average daily net assets, and 0.90% of BP International Equity Fund’s average daily net assets, each accrued daily and payable monthly.

Until December 31, 2012, Robeco has contractually agreed to limit the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s total annual operating expenses (excluding certain items discussed below) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

limitations are in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds.

	Institutional	Investor
BP Small Cap Value Fund II	1.30%	1.55%
BP Long/Short Equity Fund	2.50%	2.75%
BP All-Cap Value Fund	0.70%	0.95%

For the BP Long/Short Research Fund, for the period from September 1, 2011 to December 31, 2011, Robeco had contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeded 2.25% of the average daily net assets attributable to the Fund’s Institutional Class shares and 2.50% of the average daily net assets attributable to the Fund’s Investor Class. Effective January 1, 2012, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.75% of the average daily net assets attributable to the Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.50% for the Institutional Class and 1.75% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period. As of August 31, 2012, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $313,040, of which, $256,028 expires in 2014 and $57,012 expires in 2015.

For the BP Global Equity Fund and BP International Equity Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which each Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% of the average daily net assets attributable to each Fund’s Institutional Class shares and 1.55% of the average daily net assets attributable to each Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years each Fund’s Advisory Agreement with Robeco is in effect, each Fund’s total annual Fund operating expenses for that year are less than 1.30% for the Institutional Class and 1.55% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees forgone and other payments remitted by Robeco to each Fund during such three-year period. As of August 31, 2012, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $133,820 and $144,610 for the BP Global Equity Fund and BP International Equity Fund, respectively, which expires in 2015.

For its advisory services with respect to the WPG Small/Micro Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.90% of net assets up to $300 million
0.80% of net assets $300 million to $500 million
0.75% of net assets in excess of $500 million

Until December 31, 2012, Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.70% as a percentage of the Fund’s average daily net assets. The contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to the WPG Small/Micro Cap Value Fund.

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

For the period ended August 31, 2012, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$70,808	$—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	57,012	—
BP All-Cap Value Fund	870,649	—
BP WPG Small/Micro Cap Value Fund	228	—
BP Global Equity Fund	63,818	70,002
BP International Equity Fund	62,415	82,195

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees. For the BP Global Equity Fund and BP International Equity Fund, BNY Mellon accrued administration and accounting fees totaling $51,098 and $53,657 and waived fees totaling $16,251 and $16,251, respectively, for the period ended August 31, 2012.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each Fund in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum. For the BP Global Equity Fund and BP International Equity Fund, BNY Mellon accrued transfer agent fees totaling $21,244 and $21,243 and waived fees totaling $7,950 and $7,950, respectively, for the period ended August 31, 2012.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees. For the BP Global Equity Fund and BP International Equity Fund, the Custodian accrued custody fees totaling $33,302 and $39,399 and waived fees totaling $2,499 and $2,499, respectively, for the period ended August 31, 2012.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Foreside Funds Distributors LLC (“the Underwriter”), formerly known as BNY Mellon Distributors LLC, is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Directors/Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the year ended August 31, 2012 was $112,979. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

4.	Investment in Securities

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$35,832,307	$36,296,488
BP Long/Short Equity Fund	457,978,622	382,475,500
BP Long/Short Research Fund(1)	235,541,417	80,064,692
BP All-Cap Value Fund	168,395,420	86,879,796
WPG Small/Micro Cap Value Fund	29,398,676	32,258,205
BP Global Equity Fund	18,782,752	8,855,247
BP International Equity Fund	18,002,885	8,247,939

(1)

The BP Long/Short Research Fund had a subscription-in-kind on April 9, 2012, which resulted in transactions into the fund of $74,133,622, which was comprised of securities and cash in the amounts of $59,346,456 and $14,777,166, respectively. These securities are excluded from the aggregate purchases above.

5.	Capital Share Transactions

As of August 31, 2012, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small/Micro Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

As of August 31, 2012, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds.

BP Global Equity Fund (Robecco and its affiliates)	98%
BP International Equity Fund (Robecco and its affiliates)	99%

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in the Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the year ended August 31, 2012, the Funds participated in securities lending. The market value of securities on loan and collateral as of August 31, 2012 and the income generated from the program during the year ended August 31, 2012 with respect to such loans are as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$21,716,110	$22,141,143	$ 36,986
BP Long/Short Equity Fund	19,146,145	19,708,783	364,513
BP All-Cap Value Fund	17,729,591	18,035,950	90,082
WPG Small/Micro Cap Value Fund	2,878,977	2,964,221	18,985

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At August 31, 2012, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G.Wentworth, Inc. 144A	08/02/07-03/26/08	$181,980	—	—	0.0
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd. 144A	03/24/10	—	19,375	—	0.0

		$196,273		$—	0.0%

8.	Redemption Fees

There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP International Equity Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
BP Small Cap Value Fund II	$118,932,317	$26,555,429	$(6,860,648)	$19,694,781
BP Long/Short Equity Fund	592,943,494	71,780,112	(39,087,666)	32,692,446
BP Long/Short Research Fund	275,445,231	22,431,566	(9,454,382)	12,977,184
BP All-Cap Value Fund	344,669,051	37,414,591	(10,435,700)	26,978,891
WPG Small/Micro Cap Value Fund	36,880,922	5,325,997	(3,283,724)	2,042,273
BP Global Equity Fund	9,885,774	1,094,885	(114,009)	980,876
BP International Equity Fund	9,710,904	885,885	(124,027)	761,858

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

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ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

The following permanent differences as of August 31, 2012, were reclassified among the following accounts. They are primarily attributable to net investment loss, gains and losses on foreign currency transactions, tax reclassification of distributions received, capitalization of short sale dividends, investments in partnerships, current year write-off of net operating loss and investments in trust preferred securities.

Fund	Increase/ (Decrease) Undistributed Net Investment Income/(Loss)	Increase/ (Decrease) Accumulated Net Realized Gain/(Loss) on Investments	Increase/ (Decrease) Additional Paid-in Capital
BP Small Cap Value Fund II	$73	$—	$(73)
BP Long/Short Equity Fund	15,427,891	(15,427,891)	—
BP Long/Short Research Fund	1,831,961	(1,831,907)	(54)
BP All-Cap Value Fund	(1,302)	1,302	—
WPG Small/Micro Cap Value Fund	(907)	907	—
BP Global Equity Fund	6,451	33,305	(39,756)
BP International Equity Fund	(33,344)	73,100	(39,756)

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral	Other Temporary Differences
BP Small Cap Value Fund II	$10,163	$—	$(16,071,197)	$19,694,781	$(1,708,185)	$—
BP Long/Short Equity Fund	28,431,871	10,071,484	(1,686,468)	25,196,547	—	(516,104)
BP Long/Short Research Fund	4,279,421	—	—	9,116,718	—	(31,827)
BP All-Cap Value Fund	3,583,004	118,755	—	26,483,957	—	—
WPG Small/Micro Cap Value Fund	—	—	(4,435,716)	2,042,273	(97,367)	—
BP Global Equity Fund	104,732	—	(41,732)	981,080	—	—
BP International Equity Fund	116,512	—	(44,041)	761,867	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2012 and 2011 were as follows:

	2012			2011
Fund	Ordinary Income	Long-Term Gains	Total	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$223,632	$—	$223,632	$195,668	$—	$195,668
BP Long/Short Equity Fund	36,839,762	15,899,486	52,739,248	24,904,689	1,616,225	26,520,914
BP Long/Short Research Fund	682,238	—	682,238	—	—	—
BP All-Cap Value Fund	3,635,264	12,729,463	16,364,727	2,998,868	585,961	3,584,829
WPG Small/Micro Cap Value Fund	—	—	—	—	—	—
BP Global Equity Fund	—	—	—	N/A	N/A	N/A
BP International Equity Fund	—	—	—	N/A	N/A	N/A

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

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NOTES TO FINANCIAL STATEMENTS (concluded)

For the fiscal year ended August 31, 2012, the Funds deferred to September 1, 2012, the following qualified late-year losses:

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
BP Small Cap Value Fund II	$—	$—	$1,708,185
BP Long/Short Equity Fund	—	—	—
BP Long/Short Research Fund	—	—	—
BP All-Cap Value Fund	—	—	—
WPG Small/Micro Cap Value Fund	97,367	—	—
BP Global Equity Fund	—	—	—
BP International Equity Fund	—	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012.

As of August 31, 2012, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	August 31, 2016	August 31, 2017	August 31, 2018	Total
BP Small Cap Value Fund II	$—	$3,220,796	$12,850,401	$16,071,197
BP Long/Short Equity Fund	1,686,468	—	—	1,686,468
BP Long/Short Research Fund	—	—	—	—
BP All-Cap Value Fund	—	—	—	—
WPG Small/Micro Cap Value Fund	—	1,017,173	3,418,543	4,435,716

As of August 31, 2012, the following Funds had post-enactment capital loss carryforwards which have an unlimited period of capital loss carryover:

Short-Term
BP Global Equity Fund	$41,732
BP International Equity Fund	44,041

Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, the capital losses from the BP Long/Short Equity Fund that were acquired in its reorganization with the WPG 130/30 Large Cap Core Fund on April 17, 2009, could not be fully used against its current year capital gains. The remaining loss of $1,686,468 is carried forward and $421,617 can be utilized annually against the BP Long/Short Equity Fund’s realized capital gains through August 31, 2016.

During the year ended August 31, 2012, the BP Small Cap Value Fund II, the BP Long/Short Equity Fund and the WPG Small/Micro Cap Value Fund utilized $566,656, $421,617 and $832,109, respectively, of prior year capital loss carryforwards.

10.	New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent event requiring recognition or disclosure in the financial statements.

ANNUAL REPORT 2012	69

ROBECO INVESTMENT FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, and Robeco Boston Partners International Equity Fund (seven of the series constituting The RBB Fund, Inc.) (the “Funds”) as of August 31, 2012, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Robeco Boston Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Long/Short Research Fund, Robeco Boston Partners All-Cap Value Fund, Robeco WPG Small/Micro Cap Value Fund, Robeco Boston Partners Global Equity Fund, and Robeco Boston Partners International Equity Fund of The RBB Fund, Inc. at August 31, 2012, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 26, 2012

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ROBECO INVESTMENT FUNDS

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. During the fiscal year ended August 31, 2012, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gains
BP Small Cap Value Fund II	$223,632	$—
BP Long/Short Equity Fund	36,839,762	15,899,486
BP Long/Short Research Fund	682,238	—
BP All-Cap Value Fund	3,635,264	12,729,463

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

The percentage of total ordinary income dividends paid qualifying for the 15% dividend income tax rate for each Fund is as follows:

BP Small Cap Value Fund II	100.00%
BP Long/Short Equity Fund	12.25%
BP Long/Short Research Fund	83.66%
BP All-Cap Value Fund	66.43%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

BP Small Cap Value Fund II	100.00%
BP Long/Short Equity Fund	10.25%
BP Long/Short Research Fund	8.80%
BP All-Cap Value Fund	52.94%

The percentage of ordinary income distributions designated as qualified short-term gains pursuant to the American Job Creation Act of 2004 is as follows:

BP Long/Short Equity Fund	8.56%
BP Long/Short Research Fund	100.00%
BP All-Cap Value Fund	50.14%

Because each Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

The Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes Paid	Foreign Source Income
BP International Equity Fund	$20,613	$254,746

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

ANNUAL REPORT 2012	71

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting Results

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including Ernst & Young LLP, which serves as the independent registered public accounting firm of the Robeco Funds.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 96,003,836.877 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

With respect to the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	68,038,323	352,417	797,699

Approval of Investment Advisory Agreements

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between Robeco and the Company (the “Advisory Agreements”) on behalf of the BP Long/Short Equity Fund, BP Long/Short Research Fund, WPG Small/Micro Cap Value Fund, BP Small Cap Value Fund II and BP All-Cap Value Fund (collectively, the “Funds”) at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreements for additional one-year terms. The Board’s decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Advisory Agreements, the Board considered information provided by Robeco with the assistance and advice of counsel to the Independent Directors and the Company.

72	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited) (concluded)

In considering the renewal and approval of the Advisory Agreements between the Company and Robeco with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of Robeco’s services provided to the Funds; (ii) descriptions of the experience and qualifications of Robeco’s personnel providing those services; (iii) Robeco’s investment philosophies and processes; (iv) Robeco’s assets under management and client descriptions; (v) Robeco’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Robeco’s current advisory fee arrangements with the Company and other similarly managed clients; (vii) Robeco’s compliance procedures; (viii) Robeco’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing each Fund’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of each Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Robeco. The Directors concluded that Robeco had substantial resources to provide services to the Funds and that Robeco’s services had been acceptable.

The Directors also considered the investment performance of the Funds and Robeco. Information on the Funds’ investment performance was provided for one, two, three, four and five year periods ended February 29, 2012, as applicable. The Directors considered each Fund’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Lipper peer groups was acceptable. In reaching this conclusion, the Directors noted that the performance of the BP Long/Short Equity Fund was the highest in its Lipper peer group for all reported periods. The Directors also noted that the performance of the BP Long/Short Research Fund was the highest in its Lipper peer group for the one-year period, the only relevant period for the Fund. The Directors noted that the BP All-Cap Value Fund outperformed its primary benchmark for the month, quarter, one-year, three-year, five-year and since inception periods ended March 31, 2012 and its performance exceeded its Lipper peer group median for the one year period ended February 29, 2012. The Directors also noted that the BP Small Cap Value Fund II outperformed its primary benchmark for the month, quarter, one-year, three-year, five-year and since inception periods ended March 31, 2012 and, while its recent performance was below the median performance of its Lipper peer group, the Fund’s performance equaled its Lipper peer group median for the three-year period and exceeded its Lipper peer group medians for the four-year and five-year periods. The Directors further noted that while the performance of the WPG Small/Micro Cap Value Fund was below the performance of its Lipper peer group median for all periods, the Fund outperformed its primary benchmark for the one-year period ended March 31, 2012.

The Board of Directors also considered the advisory fee rates payable by the Funds under the Advisory Agreements. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the total expenses and advisory fees, after fee waivers, of the BP All-Cap Value Fund and the BP Long/Short Research Fund were lower than the median fees of their respective Lipper peer groups. The Directors also noted that the contractual advisory fee rate of the WPG Small/Micro Cap Value Fund equaled the median for its Lipper peer group. The Directors further noted that the expense structure for the BP Long/Short Equity Fund was higher than its Lipper peer group due to the operation of two separate investment portfolios and the cost of short sales. With respect to all of the Funds, the Directors noted that Robeco had contractually agreed to waive management fees and reimburse expenses through December 31, 2012 to limit total annual operating expenses to agreed upon levels for each class of each Fund.

After reviewing the information regarding the Funds’ costs, profitability and economies of scale, and after considering Robeco’s services, the Directors concluded that the investment advisory fees paid by the Funds were fair and reasonable and that the Advisory Agreements should be approved and continued for additional one-year periods ending August 16, 2013.

ANNUAL REPORT 2012	73

ROBECO INVESTMENT FUNDS

FUND MANAGEMENT (unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The Statement of Additional Information (“SAI”) includes additional information about the Directors and is available without charge by calling (888) 261-4073.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

74	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FUND MANAGEMENT (unaudited) (concluded)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS[2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

1.

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

2.

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

ANNUAL REPORT 2012	75

ROBECO INVESTMENT FUNDS

PRIVACY NOTICE (unaudited)

FACTS	WHAT DO THE ROBECO INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•          Social Security number

•          account balances

•          account transactions

•          transaction history

•          wire transfer instructions

•          checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Robeco Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Robeco Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (888)-261-4073 or go to www.robecoinvest.com

76	ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

PRIVACY NOTICE (unaudited) (concluded)

What we do

How do the Robeco Investment Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do the Robeco Investment Funds collect my personal information?

We collect your personal information, for example, when you

•          open an account

•          provide account information

•          give us your contact information

•          make a wire transfer

•          tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•          sharing for affiliates’ everyday business purposes – information about your creditworthiness

•          affiliates from using your information to market to you

•          sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include: • Robeco Investment Management, Inc. • Robeco Securities, LLC
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

•            The Robeco Investment Funds don’t share with nonaffiliates so they can market to you. The Robeco Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

•            The Robeco Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

ANNUAL REPORT 2012	77

INVESTMENT ADVISER

Robeco Investment Management Inc.

909 Third Avenue, 32nd Floor

New York, NY 10022

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL

UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Fellow Investor,

We are pleased to enclose the August 31, 2012 annual report for the S1 Fund (the “Fund”) for your information.

The Simple Alternatives team would like to take this opportunity to thank you for your continued support. We are grateful for the confidence you have placed in us since the Fund’s inception.

Our philosophy is simple. We believe that hedged equity is a vital part of any investment portfolio. We believe that investors are best served by diversifying across a team of skilled hedged equity managers and that those strategies and managers are best accessed through a simple-to-use mutual fund structure.

One of our goals of including hedged equity strategies in the Fund portfolio is to aim to reduce market volatility that can be found in an investment portfolio of equities and bonds. While equity and bond returns were generally positive during the past year, the Fund was able to provide meaningful ballast during high volatility moments while still delivering positive returns.

For the period from September 1, 2011 to August 31, 2012, the Fund returned 1.00%. This compares to a 15.40% return for the S&P 500®. Most of the return of the S&P 500® over that period came in the first quarter of 2012, when it returned 12.00%. As a result of its modest net exposure, which averaged 25% over the same period, the Fund generated a 2.97% return. Fortunately, this conservative positioning benefited investors during the high volatility markets of the 2012 second quarter. During this quarter the Fund outperformed the S&P 500® by delivering a -1.19% return vs. the S&P 500® loss of 3.29%. While we are pleased that the Fund preserved capital during market volatility, we are keenly focused on generating superior risk adjusted returns. July 2012 is an example of when the Fund generated more return for less risk. In July, the Fund captured 80% of the S&P 500®’s 1.26% return while only taking on 25% of the market risk. This positive return was driven by short positions that were highly profitable as earnings disappointments were often severely punished by the market and our sub-advisors were, more often than not, on the right side of those trades. Over 80% of the Fund’s short positions were profitable in July.

We are excited by the many opportunities our sub-advisors have found, both long and short, as a result of international and domestic governmental fiscal policy headwinds. During times of volatility, it may be especially important for investors to allocate capital to managers that aim to preserve capital while seeking to generate positive returns in a variety of market conditions.

Our careful selection of sub-advisors has resulted in a diverse and talented team of experienced hedged equity managers who are skilled at finding undiscovered opportunities to invest in while at the same time to strive to protect capital.

We are grateful for your support and participation.

Sincerely,

James K. Dilworth

Founder

Simple Alternatives

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

Comparison of Change in Value of $1,000,000 Investment in

S1 Fund I Shares vs. S&P 500® Index and the Hedge Fund Research, Inc Index (“HFRI”).

The chart assumes a hypothetical $1,000,000 minimum initial investment in the Fund’s I Shares made on September 30, 2010 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index and the HFRI Index are unmanaged, do not incur expenses and are not available for investment.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2012

	One Year	Since Inception*
S1 Fund, I Shares	1.00%	0.31%
S&P 500® Index**	15.40%	11.53%
HFRI Index**	-0.83%	0.07%

*	Inception date of the Fund is September 30, 2010.

**	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call Simple Alternatives at 1-866-882-1226 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 6.41% and the Fund’s net operating expense ratio is 4.08%. Net operating expense includes interest and dividends on short sales and acquired fund fees. The Fund’s investment adviser, Simple Alternatives, LLC, has contractually agreed until at least December 31, 2012 to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares.This limitation can be discontinued at any time after December 31, 2012.

The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. The Fund may invest in small- and medium-sized companies which involve greater risk than investing in larger, more established companies, such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

The Fund may invest in foreign or emerging markets securities which involve special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets.

S1 FUND

PERFORMANCE DATA (CONCLUDED)

(UNAUDITED)

The Fund may invest in debt securities which are subject to interest rate risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The Fund may also invest in high yield, lower rated (junk) bonds which involve a greater degree of risk and price fluctuation than investment grade bonds in return for higher yield potential. The Fund’s distressed debt strategy may involve a substantial degree of risk, including investments in sub-prime mortgage securities.

The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. The Fund may leverage transactions which include selling short as well as borrowing for other than temporary or emergency purposes. Leverage creates the risk of magnified capital losses.

The Fund may also invest in derivatives which can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. The Fund may invest in options and futures which are subject to special risks and my not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potentially normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of future prices.

Portfolio composition is subject to change.

S1 FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

S1 FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	I SHARES
	BEGINNING ACCOUNT VALUE MARCH 1, 2012	ENDING ACCOUNT VALUE AUGUST 31, 2012	EXPENSES PAID DURING PERIOD
Actual*	$1,000.00	$1,010.00	$22.89
Hypothetical (5% return before expenses)	1,000.00	1,002.36	22.80

*

Expenses equal to an annualized expense ratio for the six-month period ended August 31, 2012 of 4.53% for the I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184) then divided by 366 days. The Fund’s ending account value on the first line in the table is based on the actual six-months total return for the I Shares of the Fund of 1.00%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.47% of the Fund’s average net assets attributable to I Shares for the most recent fiscal year.

S1 FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

AUGUST 31, 2012

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE

COMMON STOCKS:
Consumer Discretionary	16.8%	$10,780,484
Financials	8.6	5,529,617
Information Technology	6.8	4,360,430
Real Estate Investment Trusts	6.4	4,147,866
Telecommunication Services	3.7	2,359,256
Materials	2.7	1,714,707
Industrials	2.5	1,634,064
Health Care	2.1	1,334,833
Energy	2.0	1,279,678
Consumer Staples	1.8	1,190,057
EXCHANGE TRADED FUNDS	15.5	9,923,379
U.S. GOVERNMENT AGENCY	12.5	8,043,082
CORPORATE BONDS	0.6	379,686
PURCHASED OPTIONS	0.4	278,228
U.S TREASURY NOTES	0.2	108,141
RIGHTS	0.0	—
FOREIGN GOVERNMENT NOTE	0.0	10,704
WRITTEN OPTIONS	(0.2)	(93,778)
EXCHANGE TRADED FUNDS SOLD SHORT	(8.4)	(5,403,612)
COMMON STOCKS SOLD SHORT	(23.1)	(14,836,886)
OTHER ASSETS IN EXCESS OF LIABILITIES	49.1	31,549,310

NET ASSETS	100.0%	$64,289,246

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 53.4%
CONSUMER DISCRETIONARY—16.8%
AMC Networks, Inc., Class A*^	10,798	$424,793
America’s Car-Mart, Inc.*^	8,449	385,359
Ascent Capital Group, Inc., Class A*	5,000	257,750
Beazer Homes USA, Inc.*	83,100	244,314
Belo Corp., Class A	14,200	103,660
Canadian Satellite Radio Holdings, Inc., Class A (Canada)*	112,000	454,476
Charter Communications, Inc., Class A*^	10,360	806,008
Cie Financiere Richemont SA, Class A (Switzerland)	1,640	100,578
CROCS, Inc.*^	31,040	542,890
Desarrolladora Homex SAB de CV - ADR*	1,500	16,830
DIRECTV*^	5,675	295,611
Foot Locker, Inc.^	7,945	274,659
HSN, Inc.	4,550	204,886
Hyatt Hotels Corp., Class A*^	10,385	393,903
Interval Leisure Group, Inc .	26,075	481,084
Lear Corp.^	9,750	378,592
Li & Fung Ltd. (Hong Kong)	56,800	92,275
Liberty Interactive Corp., Class A*^	24,087	439,347
Liberty Media Corp. - Liberty Capital, Class A*^	4,400	458,832
Liberty Ventures, Class A*^	2,404	110,560
M/I Homes, Inc.*	25,737	496,724
Melco Crown Entertainment Ltd. - ADR*^	28,515	334,196
MGM Resorts International*	17,827	175,774
Panasonic Corp. - Sponsored ADR	8,860	60,514
PulteGroup, Inc.*	56,859	777,831
Scientific Games Corp., Class A*	21,000	153,930
Sirius XM Radio, Inc.*^	175,700	444,521
Super Group Ltd. (South Africa)*	12,400	23,507
True Religion Apparel, Inc.^	32,070	743,703

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Universal Entertainment Corp. (Japan)	31,800	$674,625
Vail Resorts, Inc.	3,450	177,848
Whirlpool Corp.	3,325	250,904

		10,780,484

CONSUMER STAPLES—1.8%
Central Garden and Pet Co.*	23,200	263,320
Loblaw Cos. Ltd. (Canada)	4,850	170,433
Nestle SA - Sponsored ADR	1,425	88,792
Reckitt Benckiser Group PLC (United Kingdom)	1,270	71,790
Safeway, Inc.	4,750	74,338
Susser Holdings Corp.*	5,350	182,007
Sysco Corp.	1,400	42,420
Tesco PLC (United Kingdom)	15,106	80,737
Tyson Foods, Inc., Class A	5,610	87,853
Viterra, Inc. (Canada)	7,840	128,367

		1,190,057

ENERGY—2.0%
Baker Hughes, Inc.	500	22,800
Cloud Peak Energy, Inc.*	5,620	98,856
Exxon Mobil Corp.	1,435	125,275
Murphy Oil Corp.	1,670	85,721
Patterson-UTI Energy, Inc	18,800	285,572
QEP Resources, Inc.^	13,060	374,691
Sasol Ltd. - Sponsored ADR	2,320	100,503
Statoil ASA - Sponsored ADR	4,015	102,664
Transocean Ltd.*†	1,705	83,596

		1,279,678

FINANCIALS—8.6%
Altisource Portfolio Solutions SA*†	3,542	298,555
Capital Bank Corp.*	5,400	12,744
China Life Insurance Co. Ltd. - ADR	2,705	109,417
Fairfax Financial Holdings Ltd. (Canada)	240	90,369
Forest City Enterprises, Inc., Class A*^	29,137	439,386
Fox Chase Bancorp, Inc.^	36,306	548,221

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Hampden Bancorp, Inc	22,750	$286,650
Heritage Commerce Corp.*^	60,000	396,600
HFF, Inc., Class A*^	8,660	115,178
Hilltop Holdings, Inc.*	80,676	903,571
Home Loan Sevicing Solutions Ltd.	7,000	109,550
HomeStreet, Inc.*^	10,550	373,892
Invesco Ltd., ADR	1,860	44,045
MetroCorp Bancshares, Inc.*	36,000	380,520
Ocwen Financial Corp.*	10,600	272,738
OmniAmerican Bancorp, Inc.*^	24,039	528,618
Safestore Holdings PLC (United Kingdom)	42,457	68,764
ViewPoint Financial Group^	29,886	550,799

		5,529,617

HEALTH CARE—2.1%
Brookdale Senior Living, Inc.*^	9,600	208,608
Invacare Corp.	15,366	211,129
Johnson & Johnson	6,800	458,524
Merck & Co., Inc.	2,680	115,374
Pfizer, Inc.	14,300	341,198

		1,334,833

INDUSTRIALS—2.5%
Brink’s Co. (The)	1,800	40,068
Corrections Corp. of America	3,600	119,916
G4S PLC (United Kingdom)	11,484	46,134
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,711	143,690
Manitowoc Co., Inc. (The)	19,900	256,312
Shaw Group, Inc., (The)*	3,170	133,394
Tyco International Ltd.*	6,300	355,194
United Continental Holdings, Inc.*^	15,749	290,569
United Rentals, Inc.*	7,700	248,787

		1,634,064

INFORMATION TECHNOLOGY—6.8%
Apple, Inc.	479	318,650
EchoStar Corp., Class A*^	10,000	270,100

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Global Cash Access Holdings, Inc.*^	101,860	$781,266
Google, Inc., Class A*^	950	650,836
Hewlett-Packard Co	2,500	42,200
Infineon Technologies AG (Germany)	40,950	283,030
Intel Corp.	4,450	110,494
LTX-Credence Corp.*	75,229	428,053
Micron Technology, Inc.*	39,800	247,158
Microsoft Corp.^	15,340	472,779
NetApp, Inc.*	8,400	289,968
Optimal Payments, PLC (United Kingdom)*	4,445	5,382
Oracle Corp.^	4,000	126,600
Teradyne, Inc.*	20,047	313,134
Western Union Co. (The)	1,180	20,780

		4,360,430

MATERIALS—2.7%
Agrium, Inc.†	1,240	121,991
ArcelorMittal†	2,800	41,160
Coeur d’Alene Mines Corp.*	18,610	427,844
Crown Holdings, Inc.*	11,900	431,375
Molycorp, Inc.*	1,235	14,217
POSCO - ADR	1,040	84,760
Schweitzer-Mauduit International, Inc.^	7,080	228,542
Silver Standard Resources, Inc. (Canada)*^	24,600	364,818

		1,714,707

REAL ESTATE INVESTMENT TRUSTS—6.4%
Associated Estates Realty Corp.	5,850	88,978
BRE Properties, Inc.	8,100	404,352
Chatham Lodging Trust^	8,523	119,407
Colonial Properties Trust^	9,015	197,609
DiamondRock Hospitality Co.	13,150	126,503
Douglas Emmett, Inc.	9,000	215,910
Duke Realty Corp.	17,700	256,650
Dundee Real Estate Investment Trust (Canada)* 144A	2,300	89,223

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Dundee Real Estate Investment Trust (Canada)	1,150	$44,612
Equity Lifestyle Properties, Inc.^	6,676	459,042
First Industrial Realty Trust, Inc.*	9,800	126,420
General Growth Properties, Inc.	2,900	59,682
Glimcher Realty Trust	10,450	109,516
Hammerson PLC (United Kingdom)	9,700	70,388
Health Care REIT, Inc.	2,150	125,646
Inland Real Estate Corp.	13,100	107,420
Lexington Realty Trust	14,950	140,231
Macerich Co., (The)	7,050	419,968
Medical Properties Trust, Inc	9,700	100,007
Northern Property Real Estate Investment Trust (Canada)	1,800	58,140
Parkway Properties, Inc.	11,100	128,871
Ramco-Gershenson Properties Trust^	26,643	345,293
Strategic Hotels & Resorts, Inc.*	32,750	199,775
Vornado Realty Trust	1,900	154,223

		4,147,866

TELECOMMUNICATION SERVICES—3.7%
America Movil Sab de CV, Series L - ADR	18,200	465,738
China Mobile Ltd. - Sponsored ADR	2,055	110,333
Chorus Ltd. - ADR*	2,200	29,502
Sprint Nextel Corp.*^	156,148	757,318
Vodafone Group, PLC (United Kingdom)	125,650	362,118
Ziggo NV (Netherlands)	20,300	634,247

		2,359,256

TOTAL COMMON STOCKS (Cost $31,368,093)		34,330,992

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS — 15.5%
COMMODITY—0.8%
SPDR Gold Shares*^	2,899	$476,074

CURRENCY—0.4%
ProShares UltraShort Euro*	6,410	135,123
Proshares Ultrashort Yen*	3,100	129,146

		264,269

EQUITY—14.2%
Consumer Staples Select Sector SPDR Fund^	18,102	641,897
Health Care Select Sector SPDR Fund	16,000	621,440
iShares Dow Jones US Real Estate Index Fund	600	39,378
iShares Dow Jones US Telecommunications Sector Index Fund	25,000	602,500
iShares MSCI Mexico Investable Market Index Fund	9,000	552,420
iShares MSCI Philippines Investable Market Index Fund	18,000	523,800
iShares MSCI South Korea Index Fund	9,000	506,610
iShares MSCI Turkey Index Fund	10,000	557,300
iShares Russell 2000 Value Index Fund	18,000	1,294,380
Market Vectors Brazil Small-Cap ETF	14,000	548,800
Market Vectors Gold Miners ETF^	5,675	272,059
Market Vectors Indonesia Index ETF	18,000	492,300
Market Vectors Junior Gold Miners ETF	7,900	171,272
PowerShares S&P 500 High Quality Portfolio^	39,000	604,110
PowerShares S&P 500 Low Volatility Portfolio	19,000	527,440
SPDR S&P 500 ETF Trust	4,000	564,960

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES		VALUE
EQUITY—(CONTINUED)
Utilities Select Sector SPDR Fund		17,000	$617,270

			9,137,936

OTHER—0.1%
Templeton Dragon Fund, Inc.		1,770	45,100

TOTAL EXCHANGE TRADED FUNDS (Cost $9,596,774)			9,923,379

	PAR (000’s)
CORPORATE BONDS — 0.6%
FINANCIALS—0.3%
MGIC Investment Corp.
5.375% 11/01/15		$250	166,875

MEDIA—0.3%
Radio One, Inc.
12.500% 05/24/16		250	212,811

TOTAL CORPORATE BOND (Cost $395,455)			379,686

FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond
3.000% 12/01/15	CAD	10	10,704

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,258)			10,704

U.S. TREASURY NOTES — 0.2%
2.625% 04/30/16^		100	108,141

TOTAL U.S. TREASURY NOTES (Cost $102,319)			108,141

U.S. GOVERNMENT AGENCY — 12.5%
FEDERAL NATIONAL MORTGAGE ASSOCIATION—12.5%
2.700% 03/28/22		2,000	2,020,026

	PAR (000’S)	VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION—(CONTINUED)
1.500% 03/29/27	$2,000	$2,011,152
1.000% 04/30/27^	2,000	2,008,498
1.000% 06/14/27	2,000	2,003,406

		8,043,082

TOTAL U.S. GOVERNMENT AGENCY (Cost $8,004,873)		8,043,082

	UNITS
RIGHTS — 0.0%
CONSUMER DISCRETIONARY—0.0%
Liberty Ventures, Expires 10/09/12 *	401	—

TOTAL RIGHTS (Cost $ — )		—

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.4%
CALL OPTIONS PURCHASED—0.1%
iShares Barclays 20+ Year Treasury Bond Fund Expires 11/17/12 Strike Price $136	780	$64,740

TOTAL CALL OPTIONS PURCHASED (Cost $29,844)		64,740

PUT OPTIONS PURCHASED—0.3%
iShare FTSE China 25 Index Fund Expires 11/17/12 Strike Price $26	700	12,600
iShares Russell 2000 Index Fund Expires 09/22/12 Strike Price $80	175	19,250
PulteGroup, Inc. Expires 09/22/12 Strike Price $12	568	4,828

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS PURCHASED—(CONTINUED)
SPDR Gold Shares Expires 11/17/12 Strike Price $125	430	$4,730
SPDR S&P 500 ETF Trust Expires 09/22/12 Strike Price $136	500	37,500
SPDR S&P 500 ETF Trust Expires 09/22/12 Strike Price $137	100	9,400
SPDR S&P 500 ETF Trust Expires 11/17/12 Strike Price $120	1,000	66,000
WisdomTree Dreyfus Chinese Yuan Fund Expires 01/19/13 Strike Price $24	250	5,000
WisdomTree Dreyfus Chinese Yuan Fund Expires 04/20/13 Strike Price $24	340	10,200
WisdomTree Dreyfus Chinese Yuan Fund Expires 04/20/13 Strike Price $25	590	26,550
WisdomTree Dreyfus Chinese Yuan Fund Expires 10/20/12 Strike Price $24	581	17,430

TOTAL PUT OPTIONS PURCHASED (Cost $237,383)		213,488

TOTAL PURCHASED OPTIONS — 0.4% (Cost $267,227)		278,228

TOTAL LONG POSITIONS — 82.6% (Cost $49,744,999)		53,074,212

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (31.5)%
COMMON STOCKS — (23.1)%
CONSUMER DISCRETIONARY—(3.6)%
Cabela’s, Inc.*	(3,400)	(163,234)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Casio Computer Co. Ltd. (Japan)	(7,000)	$(50,693)
Columbia Sportswear Co.	(3,100)	(162,099)
Dick’s Sporting Goods, Inc.	(2,700)	(134,352)
Focus Media Holding Ltd. - ADR	(7,770)	(186,868)
GFK SE (Germany)	(1,400)	(61,896)
Hanesbrands, Inc.*	(1,838)	(59,606)
KB Home	(19,225)	(212,244)
Marriott International, Inc., Class A	(3,350)	(126,228)
Netflix, Inc.*	(250)	(14,930)
O’Reilly Automotive, Inc.*	(1,575)	(133,796)
Pandora Media, Inc.*	(15,300)	(183,447)
ReachLocal, Inc.*	(4,700)	(59,079)
Rent-A-Center, Inc.	(3,600)	(127,008)
Scholastic Corp.	(3,800)	(116,090)
Tesla Motors, Inc.*	(2,880)	(82,138)
Thor Industries, Inc.	(2,893)	(90,956)
Tractor Supply Co.	(2,000)	(190,960)
Verizon Communications, Inc.	(3,674)	(157,762)

		(2,313,386)

CONSUMER STAPLES—(0.8)%
Boston Beer Co., Inc. (The), Class A*	(1,168)	(120,339)
Hengan International Group Co. Ltd. (China)	(17,000)	(170,966)
Nu Skin Enterprises, Inc., Class A	(3,300)	(136,917)
Whole Foods Market, Inc.	(1,000)	(96,750)

		(524,972)

FINANCIALS—(5.5)%
Agile Property Holdings Ltd. (Hong Kong)	(112,000)	(128,521)
American Campus Communities, Inc.	(3,400)	(158,508)
BankUnited, Inc.	(5,300)	(133,825)
BNP Paribas SA (France)	(3,838)	(166,812)
Boardwalk Real Estate Investment Trust (Canada)	(1,550)	(101,169)
Cohen & Steers, Inc.	(2,400)	(81,000)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Deutsche Bank AG	(2,850)	$(101,004)
Eaton Vance Corp.	(5,000)	(135,450)
Equity One, Inc.	(4,293)	(91,012)
Evergrande Real Estate Group Ltd. (China)	(237,000)	(90,449)
Federated Investors, Inc., Class B	(5,500)	(116,710)
First Cash Financial Services, Inc.*	(4,200)	(187,404)
Home Capital Group, Inc. (Canada)	(1,650)	(85,367)
Legg Mason, Inc.	(3,915)	(96,231)
Omega Healthcare Investors, Inc.	(2,700)	(64,854)
Pebblebrook Hotel Trust	(7,700)	(181,951)
Plum Creek Timber Co., Inc.	(2,258)	(92,420)
Progressive Corp. (The)	(6,400)	(124,992)
Prologis, Inc.	(5,650)	(193,061)
Prosperity Bancshares, Inc.	(3,310)	(139,351)
Realty Income Corp.	(4,300)	(181,159)
Royal Bank of Canada (Canada)	(2,500)	(140,025)
Shimao Property Holdings Ltd. (Hong Kong)	(121,000)	(182,531)
Societe Generale SA (France)*	(6,100)	(161,508)
Texas Capital Bancshares, Inc.*	(3,200)	(147,264)
Unibail-Rodamco SE (France)	(550)	(112,174)
Westpac Banking Corp. (Australia)	(6,590)	(168,646)

		(3,563,398)

HEALTH CARE—(0.2)%
Questcor Pharmaceuticals, Inc.*	(3,200)	(139,008)

INDUSTRIALS—(1.7)%
Acorn Energy, Inc.	(15,300)	(125,919)
American Science & Engineering, Inc.	(2,100)	(124,887)
Bouygues SA (France)	(4,440)	(110,436)
Healthcare Services Group, Inc.	(6,600)	(139,722)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
Nielsen Holdings NV*	(2,896)	$(81,204)
Pentair, Inc.	(1,200)	(51,000)
Proto Labs, Inc.*	(4,400)	(138,424)
Ritchie Bros Auctioneers, Inc.†	(11,700)	(218,322)
Watsco, Inc.	(1,170)	(88,288)

		(1,078,202)

INFORMATION TECHNOLOGY—(4.7)%
Alliance Data Systems Corp.*	(700)	(96,355)
Broadridge Financial Solutions, Inc.	(5,395)	(127,754)
Brother Industries Ltd. (Japan)	(4,000)	(40,513)
Computer Sciences Corp.	(3,000)	(96,630)
FactSet Research Systems, Inc.	(1,400)	(129,178)
Intel Corp.	(4,375)	(108,631)
IPG Photonics Corp.*	(3,100)	(190,619)
Liquidity Services, Inc.*	(3,500)	(183,365)
MercadoLibre, Inc.†	(2,100)	(167,118)
Microsoft Corp.	(3,150)	(97,083)
Neopost SA (France)	(1,577)	(84,221)
Nintendo Co. Ltd. (Japan)	(500)	(55,942)
OmniVision Technologies, Inc.*	(9,850)	(160,062)
Qihoo 360 Technology Co. Ltd. - ADR*	(3,500)	(78,365)
RealPage, Inc.*	(6,960)	(177,550)
Salesforce.com, Inc.	(1,286)	(186,701)
SAP AG - Sponsored ADR	(1,050)	(68,943)
Seagate Technology., PLC	(4,600)	(147,246)
Silicon Graphics International Corp.*	(15,100)	(128,954)
Stamps.com, Inc.*	(3,000)	(66,420)
STEC, Inc.*	(7,600)	(56,316)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(8,400)	(123,480)
Trimble Navigation Ltd.*	(2,780)	(136,359)
United Microelectronics Corp. - Sponsored ADR	(49,000)	(99,470)
ValueClick, Inc.*	(6,198)	(100,779)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
VMware, Inc., Class A*	(1,211)	$(107,827)

		(3,015,881)

REAL ESTATE INVESTMENT TRUSTS—(5.6)%
Acadia Realty Trust	(11,667)	(290,508)
Ashford Hospitality Trust, Inc.	(17,700)	(146,556)
AvalonBay Communities, Inc.	(3,020)	(427,390)
BioMed Realty Trust, Inc.	(5,700)	(105,621)
Capital Shopping Centres Group PLC (United Kingdom)	(12,300)	(65,974)
CBL & Associates Properties, Inc.	(6,200)	(132,494)
Cofinimmo (Belgium)	(600)	(66,034)
EastGroup Properties, Inc.	(5,256)	(281,722)
Essex Property Trust, Inc.	(1,600)	(243,168)
Getty Realty Corp.	(4,400)	(78,804)
Healthcare Realty Trust, Inc.	(6,100)	(147,986)
Highwoods Properties, Inc.	(4,950)	(161,419)
LaSalle Hotel Properties	(3,350)	(91,287)
Liberty Property Trust	(4,300)	(158,584)
Mack-Cali Realty Corp.	(2,400)	(64,080)
Regency Centers Corp.	(3,600)	(176,400)
RioCan Real Estate Investment Trust (Canada)	(1,700)	(47,633)
Sabra Health Care REIT, Inc.	(4,800)	(92,016)
Simon Property Group, Inc.	(800)	(126,960)
SL Green Realty Corp.	(5,330)	(429,598)
Taubman Centers, Inc.	(1,100)	(88,022)
Ventas, Inc.	(2,571)	(168,375)

		(3,590,631)

TELECOMMUNICATION SERVICES—(1.0)%
AT&T, Inc.	(4,585)	(167,994)
Chunghwa Telecom Co. Ltd. - ADR	(1,228)	(36,889)
France Telecom SA (France)	(10,360)	(143,274)
Iliad SA (France)	(1,100)	(174,331)

	NUMBER OF SHARES	VALUE
TELECOMMUNICATION SERVICES—(CONTINUED)
Iridium Communications, Inc.*	(12,000)	$(88,920)

		(611,408)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $13,880,119)		(14,836,886)

EXCHANGE TRADED FUNDS SOLD SHORT — (8.4)%
EQUITY—(8.4)%
iShares FTSE China 25 Index Fund	(36,000)	(1,190,520)
iShares MSCI Hong Kong Index Fund	(32,500)	(552,175)
iShares Russell 2000 Growth Index Fund	(14,000)	(1,301,860)
iShares Russell 2000 Index Fund	(29,056)	(2,359,057)

		(5,403,612)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $5,147,561)		(5,403,612)

TOTAL SECURITIES SOLD SHORT (Proceeds $19,027,680)		(20,240,498)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.1)%
iShares Russell 2000 Index Fund Expires 09/22/12 Strike Price $81	(85)	(13,515)
iShares Russell 2000 Index Fund Expires 10/20/12 Strike Price $80	(70)	(20,790)
PulteGroup, Inc. Expires 10/20/12 Strike Price $15	(568)	(20,448)

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
SPDR S&P 500 ETF Trust Expires 09/22/12 Strike Price $140	(55)	$(14,135)
SPDR S&P 500 ETF Trust Expires 10/20/12 Strike Price $142	(25)	(5,975)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $56,795)		(74,863)

PUT OPTIONS WRITTEN—(0.1)%
iShares Russell 2000 Index Fund Expires 10/20/12 Strike Price $81	(35)	(9,590)
SPDR S&P 500 ETF Trust Expires 10/20/12 Strike Price $140	(25)	(7,825)
Wal-Mart Stores, Inc. Expires 01/19/13 Strike Price $50	(100)	(1,500)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $55,724)		(18,915)

TOTAL WRITTEN OPTIONS — (0.2)% (Premiums Received $112,519)		(93,778)

OTHER ASSETS IN EXCESS OF LIABILITIES — 49.1%		31,549,310

NET ASSETS — 100.0%		$64,289,246

*	Non-income producing.
†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2012, these securities amounted to $89,223 or 0.1% of net assets. Unless otherwise noted, these 144A securities have not been deemed illiquid.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
ETF	Exchange-traded Fund
EUR	Euro Dollar
FTSE	Financial Times Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

AUGUST 31, 2012

FORWARD FOREIGN CURRENCY CONTRACTS OUSTANDING AS OF AUGUST 31, 2012 WERE AS FOLLOWS:

CONTRACTS TO BUY OR TO SELL	CURRENCY	PRINCIPAL AMOUNT COVERED BY CONTRACTS		EXPIRATION	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
Sell	EUR	EUR	180,968	09/12	Goldman Sachs	$(361)
Sell	GBP	GBP	234,822	09/12	Goldman Sachs	(563)
Sell	JPY	JPY	41,000,000	09/12	Goldman Sachs	141

						$(783)

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2012 WERE AS FOLLOWS:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH		NOTIONAL AMOUNT	VALUE AT 08/31/2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions:
5	Australian Dollar Futures		09/2012	AUD 500,000	$515,550	$(23,014)
3	Australian Dollar Futures		09/2012	AUD 300,000	309,330	4,561
7	Canadian Dollar Futures		09/2012	CAD 700,000	710,080	(22,650)
4	Japanese Yen Futures		09/2012	JPY50,000,000	638,350	(8,662)

						$(49,765)

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2012

ASSETS
Investments, at value (cost $49,744,999)	$53,074,212
Cash	13,547,567
Cash collateral on futures contracts	85,000
Deposits held with prime broker for securities sold short and written options	19,124,456
Foreign currency deposits held with prime broker for securities sold short and written options(cost $1,551,007)	1,558,818
Receivables for:
Investments sold	1,212,686
Capital shares sold	429,256
Dividends and interest	82,769
Forward foreign currency contracts appreciation	141
Prepaid expenses and other assets	28,701

Total assets	89,143,606

LIABILITIES
Securities sold short, at value (proceeds $19,027,680)	20,240,498
Options written, at value (premiums received $112,519)	93,778
Due to custodian	19,040
Payables for:
Investments purchased	1,139,936
Capital shares redeemed	443,138
Investment advisory fees	117,637
Directors’ and officers’ fees	250
Dividends on securities sold short	15,879
Due to prime broker	2,653,646
Variation margin	9,640
Forward foreign currency contracts depreciation	924
Other accrued expenses and liabilities	119,994

Total liabilities	24,854,360

Net Assets	$64,289,246

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

AUGUST 31, 2012

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$6,391
Paid-in capital	63,905,608
Accumulated net investment loss	(1,253,434)
Accumulated net realized loss from investments, securities sold short, futures transactions and written options	(461,901)
Net unrealized appreciation on investments, securities sold short, futures transactions, foreign currency translations, forward currency contracts and written options	2,092,582

Net assets	$64,289,246

I SHARES
Net assets	$64,289,246

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,391,095

Net asset value, offering and redemption price per share	$10.06

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2012

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $ 10,465)	$551,763
Interest	141,576

Total investment income	693,339

EXPENSES
Advisory fees (Note 2)	1,617,358
Dividend expense on securities sold short	579,490
Prime broker interest expense	284,321
Administration and accounting fees (Note 2)	184,883
Custodian fees (Note 2)	107,457
Transfer agent fees (Note 2)	93,883
Legal fees	72,472
Audit fees	54,130
Printing and shareholder reporting fees	34,647
Directors’ and officers’ fees	23,024
Registration and filing fees	20,586
Insurance fees	7,184
Other expenses	3,254

Total expenses before waivers and reimbursements	3,082,689
Less: waivers and reimbursements (Note 2)	(484,047)

Net expenses after waivers and reimbursements	2,598,642

Net investment loss	(1,905,303)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(190,130)
Securities sold short	340,209
Futures	14,966
Foreign currency transactions	(5,789)
Forward currency contracts	(3,217)
Written options	303,455
Net change in unrealized appreciation/(depreciation) on:
Investments	4,022,943
Securities sold short	(1,849,299)
Futures	(49,765)
Foreign currency translation	1,086
Forward currency contracts	(783)
Written options	23,076

Net realized and unrealized gain from investments	2,606,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$701,449

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE PERIOD ENDED AUGUST 31, 2011(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,905,303)	$(467,866)
Net realized gain/(loss) from investments, securities sold short, futures transactions, foreign currency transactions, forward currency contracts and written options	459,494	(267,662)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, futures transactions, foreign currency translation, forward currency contracts and written options	2,147,258	(54,676)

Net increase/(decrease) in net assets resulting from operations	701,449	(790,204)

CAPITAL TRANSACTIONS:
I Shares
Proceeds from shares sold	29,018,574	53,338,698
Shares redeemed	(16,665,146)	(1,314,125)

Net increase in net assets from capital share transactions	12,353,428	52,024,573

Total increase in net assets	13,054,877	51,234,369

NET ASSETS
Beginning of period	51,234,369	—

End of period	$64,289,246	$51,234,369

Accumulated net investment loss, end of period	$(1,253,434)	$—

SHARE TRANSACTIONS:
I Shares
Shares sold	2,928,197	5,274,677
Shares redeemed	(1,681,163)	(130,616)

Net increase in shares	1,247,034	5,144,061

(1)	The Fund commenced investment operations on September 30, 2010.

The accompanying notes are an integral part of the financial statements.

S1 FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I SHARES
	FOR THE YEAR ENDED AUGUST 31, 2012	FOR THE PERIOD ENDED AUGUST 31, 2011 (1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$ 9.96	$ 10.00

Net investment loss(2)	(0.32)	(0.29)
Net realized and unrealized gain from investments	0.42	0.25	(3)

Total from operations	0.10	(0.04)

Net asset value, end of period	$ 10.06	$ 9.96

Total investment return(4)	1.00%	(0.40	)%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$64,289	$51,234
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	4.42%	4.06	%(6)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.95%	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	5.24%	6.39	%(6)
Ratio of net investment loss to average net assets	(3.24)%	(3.16	)%(6)
Portfolio turnover rate	249.27%	440.88	%(5)

(1)	The Fund commenced investment operations on September 30, 2010.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into eighteen separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the S1 Fund (the “Fund”), which commenced investment operations on September 30, 2010. As of the date hereof, the Fund offers two classes of shares, I Shares and R Shares. As of August 31, 2012, Class R Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT AUGUST 31, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks
Consumer Discretionary	$10,780,484	$10,780,484	$—	$—
Consumer Staples	1,190,057	1,190,057	—	—
Energy	1,279,678	1,279,678	—	—
Financials	5,529,617	5,529,617	—	—
Health Care	1,334,833	1,334,833	—	—
Industrials	1,634,064	1,634,064	—	—
Information Technology	4,360,430	4,360,430	—	—
Materials	1,714,707	1,714,707	—	—
Real Estate Investment Trusts	4,147,866	4,058,643	89,223	—
Telecommunication Services	2,359,256	2,359,256	—	—
Exchange Traded Funds	9,923,379	9,923,379	—	—
Corporate Bonds	379,686	—	379,686	—
Foreign Government Note	10,704	—	10,704	—
U.S. Treasury Note	108,141	—	108,141	—
U.S. Government Agency	8,043,082	—	8,043,082	—
Asset Derivatives
Commodity Contracts	4,730	—	4,730	—
Equity Contracts	149,578	—	149,578	—
Foreign Currency Contracts	63,882	—	63,882	—
Interest Rate Contracts	64,740	—	64,740	—

Total Assets	$53,078,914	$44,165,148	$8,913,766	$—

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

	TOTAL FAIR VALUE AT AUGUST 31, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks Sold Short
Consumer Discretionary	$(2,313,386)	$(2,313,386)	$—	$—
Consumer Staples	(524,972)	(524,972)	—	—
Financials	(3,563,398)	(3,563,398)	—	—
Health Care	(139,008)	(139,008)	—	—
Industrials	(1,078,202)	(1,078,202)	—	—
Information Technology	(3,015,881)	(3,015,881)	—	—
Real Estate Investment Trusts	(3,590,631)	(3,590,631)	—	—
Telecommunication Services	(611,408)	(611,408)	—	—
Exchange Traded Funds	(5,403,612)	(5,403,612)	—	—
Asset Derivatives
Equity Contracts	(93,778)	—	(93,778)	—
Foreign Currency Contracts	(55,250)	—	(55,250)	—

Total Liabilities	$(20,389,526)	$(20,240,498)	$(149,028)	$—

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Transfers in and out of Levels 1, 2 and 3 are recognized at the end of the period. For the year ended August 31, 2012, the Fund had no transfers between levels.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of August 31, 2012.

The following table lists the fair values of the Fund’s derivative holdings as of August 31, 2012 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	BALANCE SHEET LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

		Asset Derivatives
Purchased Options	Investments, at value	$149,578	$64,740	$59,180	$4,730	$278,228
Forward Contracts	Foreign currency contract appreciation	—	—	141	—	141
Futures Contracts	Payable- :Variation Margin*	—	—	4,561	—	4,561
Total Value - Assets		$149,578	$64,740	$63,882	$4,730	$282,930
		Liability Derivatives
Written Options	Options written, at value	$(93,778)	$—	$—	$—	$(93,778)
Forward Contracts	Foreign currency contract depreciation	—	—	(924)	—	(924)
Futures Contracts	Payable- :Variation Margin*	—	—	(54,326)	—	(54,326)
Total Value - Liabilities		$(93,778)	$—	$(55,250)	$—	$(149,028)

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s Variation Margin is reported with the Statement of Assets and Liabilities.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

The following table lists the amounts of realized gains or losses included in net increase in net assets resulting from operations for the year ended August 31, 2012, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
		Realized Gain (Loss)
Purchased Options	Net realized gain (loss) from Investments	$(1,037,970)	$(46,056)	$(80,260)	$(102,695)	$(1,266,981)
Futures Contracts	Net realized gain (loss) from Futures	—	—	14,966	—	14,966
Forward Contracts	Net realized gain (loss) from Forward Currency Contracts	—	—	(3,217)	—	(3,217)
Written Options	Net realized gain (loss) from Written Options	292,150	(3,732)	3,616	11,421	303,455
Total Realized Gain (Loss )		$(745,820)	$(49,788)	$(64,895)	$(91,274)	$(951,777)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the year ended August 31, 2012, grouped by contract type and risk exposure.

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS*	COMMODITY CONTRACTS	TOTAL
Change in appreciation (depreciation)
Purchased Options	Net change in unrealized appreciation (depreciation) from Investments	$(40,500)	$34,896	$27,069	$(132)	$21,333

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

DERIVATIVE TYPE	INCOME STATEMENT LOCATION	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS*	COMMODITY CONTRACTS	TOTAL
Futures Contracts	Net change in unrealized appreciation (depreciation) from Futures	$ —	$ —	$ (49,765)	$ —	$ (49,765)
Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Currency Contracts	—	—	(783)	—	(783)
Written Options	Net change in unrealized appreciation (depreciation) from Written Options	23,699	—	(208)	(415)	23,076
Total change in appreciation (depreciation)		$ (16,801)	$ 34,896	$ (23,687)	$ (547)	$ (6,139)

For the year ended August 31, 2012, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	FORWARD FOREIGN CURRENCY CONTRACTS (APPRECIATION/(DEPRECIATION))	FUTURES (APPRECIATION/(DEPRECIATION))	WRITTEN OPTIONS (PROCEEDS)
$246,814	$(157)	$(8,552)	$142,985

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not seperately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CURRENCY RISK — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund holdings in foreign securities.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

FOREIGN SECURITIES — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of August 31, 2012, the Fund had options written valued at ($93,778) for which cash deposits of $158,687 were pledged as collateral.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

The Fund had transactions in options written during the year ended August 31, 2012 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2011	1,408	$218,398
Options written	11,769	1,188,574
Options closed	(10,717)	(1,130,002)
Options expired	(1,418)	(160,488)
Options exercised	(79)	(3,963)

Options outstanding at August 31, 2012	963	$112,519

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the year ended August 31, 2012, the Fund had net charges of $260,432 on borrowed securities. Such amounts are included in prime broker interest expense on the Statement of Operations.

As of August 31, 2012, the Fund had securities sold short valued at $20,240,498 for which securities of $11,514,086 and cash deposits of $20,524,587 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. (“Goldman Sachs”) (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the year ended August 31, 2012:

DAYS UTILIZED	AVERAGE DAILY BORROWINGS		WEIGHTED AVERAGE INTEREST RATE
347	AUD	151,206	4.81%
365	CAD	10,258	1.51%
366	EUR	245,228	0.61%
131	GBP	21,682	1.04%
272	HKD	299,560	0.66%
151	JPY	25,780,668	0.17%
295	USD	1,072,504	0.61%

As of August 31, 2012, the Fund had borrowings of $2,653,646. Interest expense on cash borrowings for the year ended August 31, 2012 totaled $23,889.

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of August 31, 2012, the Fund has futures contracts valued at $(49,765) for which cash deposits of $85,000 was pledged as collateral.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Simple Alternatives, LLC (“Simple Alternatives” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in a aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceed 2.95% of the average daily net assets of the Fund’s I Shares and 3.20% of the average daily net assets of the Fund’s R Shares, respectively. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated prior to December 31, 2012 without approval by the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s total annual Fund operating expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the year ended August 31, 2012, investment advisory fees accrued and waived were $1,617,358 and $472,047, respectively. At August 31, 2012, the amount of potential recovery by the Advisor was as follows:

EXPIRATION
2014	2015
$313,683	$472,047

Simple Alternatives has currently retained the services of Roaring Blue Lion Capital Management, LLC; Courage Capital Management, LLC; Lauren Templeton Capital Management, LLC; Maerisland Capital, LLC ; Starwood Real Estate Securities, LLC; and Trellus Management Co., LLC as sub-advisers (each a “Sub-Adviser”) of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the Fund’s portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Sub-Advisers are compensated by the Adviser and not by the Fund.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company. For the year ended August 31, 2012, BNY Mellon accrued administration and accounting fees totaling $184,883 and waived fees totaling $12,000.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

Foreside Funds Distributors LLC, formerly known as BNY Mellon Distributors LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the year ended August 31, 2012 was $10,838. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$108,096,890	$95,167,436
Investments in U.S. Government Securities	19,577,250	14,749,844

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONTINUED)

merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$50,229,943	$4,611,275	$(1,767,006)	$2,844,269

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2012, primarily attributable to foreign currency transactions, disallowed expenses, current year write-off of net operating loss, reclass of short-term gain to ordinary income, capitalized dividends on short sales, and passive foreign investment companies, were reclassified to the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN CAPITAL
$651,869	$(283,198)	$(368,671)

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED APPRECIATION	QUALIFIED LATE-YEAR LOSSES	OTHER TEMPORARY DIFFERENCES
$—	$—	$1,607,639	$(1,245,488)	$15,097

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the fiscal periods ended August 31, 2012 and August 31, 2011. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2012 (CONCLUDED)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

For the fiscal year ended August 31, 2012, the Fund deferred to September 1, 2012, the following qualified late-year losses:

LATE-YEAR ORDINARY LOSS DEFERRAL	SHORT-TERM CAPITAL LOSS DEFERRAL	LONG-TERM CAPITAL LOSS DEFERRAL
$1,245,488	$—	$—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre- enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012.

As of August 31, 2012, the Fund had no capital loss carryforward.

6. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

S1 FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

The RBB Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the S1 Fund (one of the series constituting The RBB Fund, Inc.) (the “Fund”) as of August 31, 2012, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period September 30, 2010 (commencement of operations) to August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the S1 Fund of The RBB Fund, Inc. at August 31, 2012, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period September 30, 2010 (commencement of operations) to August 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 26, 2012

S1 FUND

SHAREHOLDER TAX INFORMATION

(UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distribution reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. There were no dividends paid during the fiscal year ended August 31, 2012.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

S1 FUND

OTHER INFORMATION

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 882-1226 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

SHAREHOLDER MEETING RESULTS

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including Ernst & Young LLP, which serves as the independent registered public accounting firm of the Fund.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 96,003,836.877 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Number of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giodano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

S1 FUND

OTHER INFORMATION

With respect to the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	68,038,323	352,417	797,699

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board of Directors (the “Board”) of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the continuation of the investment advisory agreement between Simple Alternatives and the Company on behalf of the Fund (the “Advisory Agreement”) and the approval of the continuation of the investment sub-advisory agreements between Simple Alternatives and each of Roaring Blue Lion Capital Management (“Blue Lion”), Courage Capital Management (“Courage”), Starwood Capital (“Starwood”), Lauren Templeton Capital Management (“Templeton”) and Trellus Management Co. (“Trellus” and, together with Blue Lion, Courage, Starwood and Templeton, each a “Sub-Adviser” and collectively the “Sub-Advisers”)(the “Sub-Advisory Agreements”) at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement and the Sub-Advisory Agreements for additional one-year terms ending August 16, 2013. The Board’s decision to approve the Advisory Agreement and the Sub-Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangements. In approving the Advisory Agreement and the Sub-Advisory Agreements, the Board considered information provided by Simple Alternatives and each of the Sub-Advisers with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Investment Advisory Agreement between the Company and Simple Alternatives with respect to the Fund and the approval of the Sub-Advisory Agreements between Simple Alternatives and each Sub-Adviser, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services provided to the Fund by Simple Alternatives and the Sub-Advisers; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Simple Alternatives and the Sub-Advisers’ investment philosophies and processes; (iv) Simple Alternatives’ and the Sub-Advisers’ assets under management and client descriptions; (v) Simple Alternatives’ and the Sub-Advisers’

S1 FUND

OTHER INFORMATION (CONCLUDED)

soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Simple Alternatives’ and the Sub-Advisers’ advisory fee arrangements with the Company and other similarly managed clients; (vii) Simple Alternatives’ and the Sub-Advisers’ compliance procedures; (viii) Simple Alternatives’ and the Sub-Advisers’ financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing the Fund’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of the Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of the Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by Simple Alternatives and each Sub-Adviser. The Directors concluded that Simple Alternatives and each Sub-Adviser had substantial resources to provide services to the Fund and that Simple Alternatives’ and each Sub-Adviser’s services has been acceptable.

The Directors also considered the investment performance of the Fund. Information on the Fund’s investment performance was provided for the one-year period ended February 29, 2012. The Directors considered the Fund’s investment performance in light of its investment objective and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Lipper peer group was acceptable. In reaching this conclusion, the Directors noted that the performance of the Fund was better than its Lipper peer group median for the one-year period.

The Board of Directors also considered the advisory fee rate payable by the Fund under the Advisory Agreement. In this regard, information on the fees paid by the Fund and the Fund’s total operating expense ratio (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the advisory fees, after waivers, of the Fund were lower than its peer group median. In addition, the Directors noted that Simple Alternatives had contractually agreed to waive management fees and reimburse expenses through December 31, 2012 to limit total annual operating expenses to agreed upon levels for the Fund. The Directors also considered the subadvisory fees payable to each Sub-Adviser under the Sub-Advisory Agreements. In this regard, the Directors noted that the fees for each Sub-Adviser were payable by Simple Alternatives.

After reviewing the information regarding Simple Alternatives’ and the Sub-Advisers’ costs, profitability and economies of scale, and after considering the services to be provided by Simple Alternatives and each Sub-Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to Simple Alternatives and to be paid by Simple Alternatives to each Sub-Adviser were fair and reasonable and that the Advisory Agreement and Sub-Advisory Agreements should be approved and continued for additional one-year periods ending August 16, 2013.

S1 FUND

FUND MANAGEMENT

(UNAUDITED)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (866) 882-1226.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment Banking/ brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

S1 FUND

FUND MANAGEMENT (CONTINUED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds; (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

S1 FUND

FUND MANAGEMENT (CONTINUED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS [2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

S1 FUND

FUND MANAGEMENT (CONCLUDED)

(UNAUDITED)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of EIP Growth and Income Fund since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

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Investment Adviser
Simple Alternatives, LLC
90 Grove Street
Suite 205
Ridgefield, CT 06877

Administrator
BNY Mellon Investment Servicing (US) Inc.	S1 FUND
301 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent	of THE RBB FUND, INC.
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Principal Underwriter
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm	ANNUAL REPORT AUGUST 31, 2012
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Counsel	This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

THE SCHNEIDER FUNDS

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Fellow Shareholder:

This annual report for the Schneider Funds covers the fiscal year ended August 31, 2012.

U.S. equities posted strong returns in the period as the U.S. economy and job growth continued to expand modestly, corporate earnings grew at a healthy pace for the third consecutive year and monetary policy remained extremely accommodative. Interest rates tumbled to historic lows and the Fed made clear that its low interest rate policies would persist for an extended period. In response, the hunt for income continued and investors bid up the prices of high dividend-yielding stocks.

Absent external shocks, our expectation for sluggish U.S. economic growth with some staying power remains intact. The Funds are invested in undervalued companies that can measurably improve earnings in a reasonable timeframe during a period of modest and uneven U.S. growth. We believe the generally risk-averse behavior of investors since the financial crisis has presented us with the opportunity to own some real bargains with promising long-term potential.

The growth rate of the global economy has clearly slowed from the already weak pace of the previous year. The Eurozone is in a full-fledged recession, and China growth is decelerating. While the global economy is currently weak and fiscal policy has been less expansionary in some key countries, global monetary policy remains quite stimulative and financial conditions have improved in many parts of the world. Current emerging markets monetary policy is supportive, given its customary lag, of less economic weakness in 2013.

We expect that continued U.S. economic growth in 2013 will be supported by a sustained rebound in housing. Housing fundamentals showed solid improvement this year, and the pieces for a more sustainable recovery are now falling into place. Housing is no longer a drag as residential investment has now contributed modestly to U.S. economic output for the past five quarters. A continued upward trend of rising home prices should bolster the net worth of homeowners, reduce the likelihood of defaults, and improve overall consumer confidence and spending trends.

To have such a heavily cyclical sector in a fundamental uptrend is supportive of continued U.S. economic expansion, and is especially important at a time when business investment has displayed some weakness, fiscal drag will become a headwind, and the pace of corporate earnings growth has peaked.

Weak U.S. employment growth remains a headwind for the economy while Europe’s chronic problems and slower growth in China are holding back global demand. Concerns about the January “fiscal cliff” — when automatic tax increases and spending cuts totaling 4% of GDP take effect if Congress doesn’t act — are restraining business orders for capital goods. In the end, we forecast the ultimate fiscal tightening to be less than the impact built into current legislation. A mere reduction in policy uncertainty around year-end would be positive for growth in 2013. However, this likely outcome only postpones reckoning with our massive $1 trillion annual Federal deficit. At some point, the bond market will cease to be a submissive buyer of all the Treasuries that will need to be issued to finance the chronic deficits and refinance the existing mountain of mostly short-term debt.

We appreciate your support and the confidence you have placed in us.

Arnold C. Schneider III, CFA

Portfolio Manager

Schneider Capital Management

1

THE SCHNEIDER FUNDS

Annual Investment Adviser’s Report (Continued)

August 31, 2012

(Unaudited)

Schneider Small Cap Value Fund – Portfolio Review

The Small Cap Value Fund return was 17.45% for the fiscal year ended August 31, 2012. Favorable stock selection and an overweight position in regional and community banks made a strong positive contribution to performance. Investments in homebuilders and construction-related stocks also had a very favorable impact on returns. The Fund held significant positions in banks, homebuilders and coal mining stocks at the end of the period.

Bank fundamentals continue to strengthen and we believe our holdings remain undervalued. Earnings from improved credit quality continue to boost already-high capital levels. Our bank holdings have the potential to generate enormous amounts of excess capital in coming years that should enable them to increase dividend payments and repurchase a significant percentage of their share base. The financial sector, which cut dividends dramatically in the midst of the global financial crisis, is leading other sectors this year in the number of dividend increases. Even after strong performance during the period, our bank holdings remain cheap and have the potential to deliver healthy earnings per share gains.

Our significant position in homebuilders was rewarded handsomely during the period. The public homebuilders are in the early phase of a durable recovery. Housing fundamentals improved during the period. Strong sales figures and low and declining inventory levels indicate solid progress on the residential real estate front. Existing home inventory is down to a more normal six months. Nationally, housing prices are rising slightly for the first time in six years, which is a positive factor for land values and homebuilder profitability. The stocks have had a good run since last fall, but they continue to offer substantial upside. Lack of direct exposure to Europe is a factor that favors this domestic industry.

We are confident that single-family housing starts can sustain a strong annual growth rate for the next few years. The public homebuilders, with access to capital and land, should continue to take market share and stage a strong margin and earnings rebound for an extended period.

Ten Largest Holdings
Regions Financial Corp	6.5%	First Horizon National Corp	4.4%
Arch Coal Inc	5.5%	Cloud Peak Energy Inc	4.2%
Meritage Homes Corp	5.4%	Flagstar Bancorp Inc	3.9%
Popular Inc	4.9%	Hudson Global Inc	2.9%
NVR Inc	4.8%	Axis Capital Holdings Ltd	2.7%

As a percentage of net assets on August 31, 2012

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance data current to most recent month-end, please call 1-888-520-3277.

The Fund is actively managed on a daily basis, and the securities mentioned herein may not be representative of current or future portfolio composition. For more specific information about Fund holdings, please refer to the Portfolio of Investments section in this report.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

Unmanaged indices are not available for direct investment and do not incur expenses or sales charges.

2

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Annual Investment Adviser’s Report (Concluded)

August 31, 2012 (Unaudited)

Comparison of Change in Value of $20,000 Investment in

Schneider Small Cap Value Fund vs. Russell 2000® Value Index

The chart assumes a hypothetical $20,000 minimum initial investment in the Fund made on September 2, 1998 and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000® Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended August 31, 2012
	Average Annual
	One Year	Five Years	Ten Years	Since Inception*
Schneider Small Cap Value	17.45%	-1.81%	10.66%	13.82%
Russell 2000® Value Index	14.08%	0.73%	8.49%	8.60%
* Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2012, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.40% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

3

THE SCHNEIDER FUNDS

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Schneider Value Fund – Portfolio Review

The Value Fund posted a 2.67% return during the fiscal year ended August 31, 2012. Rewarding investments in homebuilders and banks were offset by the Fund’s substantial commitment to the poorly-performing coal mining sector. Although our entry into coal was premature, we are adhering to our deep value stock picking discipline that has served us well over time.

Record warm temperatures this past winter that hurt thermal coal prices and a severe drop in spot prices for metallurgical coal due to a slowing steel industry clear the deck for a more sustainable rebound next year. We see an improving situation over the next few years relative to the current extreme pressures on U.S. coal miners.

Thermal coal producers have significantly reduced production levels this year in response to the temporary weakness. Higher seasonal demand during the summer combined with these production cuts have started to bring bloated thermal coal inventories back in the right direction. The rebalancing of domestic supply and demand, combined with strong long-term growth in global coal demand as the lowest cost electricity source, should provide additional support for higher coal prices.

The steep decline in natural gas prices negatively impacted domestic coal demand and prices. In response to the terrible economics of natural gas production at current prices, the gas rig count has fallen by more than one-half since last fall. The lower count will take time to show up in the production numbers, but a decline in supply should lower inventories and balance the supply/demand picture. We expect these dynamics to boost natural gas prices and end the painful Powder River Basin coal-to-gas switching trend that began last winter. A higher natural gas price is the most direct path to an uptrend in coal earnings. Pricing of natural gas cannot stay divorced from the cost of production forever, in our view.

The Fund’s coal holdings, which are focused on thermal coal producers in the Powder River Basin, occupy the lower range of the production cost curve. These firms have tremendous earnings leverage when thermal coal prices recover and production rebounds from depressed levels.

In addition to significant positions in banks, homebuilders and coal miners, we hold favorable views of hotel operators and natural gas producers. At the other end of the spectrum, the Fund trimmed investments in the technology sector and ended the fiscal year with a historically low weighting. The value-oriented technology stocks that might attract our interest are generally not cheap, and demand continues to be sluggish.

Ten Largest Holdings
SunTrust Banks Inc	7.0%	Peabody Energy Corp	4.3%
Chesapeake Energy Corp	5.9%	Arch Coal Inc	4.0%
NVR Inc	5.5%	Citigroup Inc	4.0%
JPMorgan Chase & Co	5.2%	Ace Ltd	3.8%
Toll Brothers Inc	4.6%	Marriott International Inc	3.6%

As a percentage of net assets on August 31, 2012

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance data current to most recent month-end, please call 1-888-520-3277.

The Fund is actively managed on a daily basis, and the securities mentioned herein may not be representative of current or future portfolio composition. For more specific information about Fund holdings, please refer to the Portfolio of Investments section in this report.

Value investing involves risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

Unmanaged indices are not available for direct investment and do not incur expenses or sales charges.

4

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Annual Investment Adviser’s Report (Concluded)

August 31, 2012 (Unaudited)

Comparison of Change in Value of $20,000 Investment in Schneider Value Fund vs. Russell 1000® Value Index

The chart assumes a hypothetical $20,000 minimum initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000® Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended August 31, 2012
	Average Annual
	One Year	Five Years	Since Inception*
Schneider Value	2.67%	-8.67%	6.33%
Russell 1000® Value Index	17.30%	-0.85%	7.90%
* Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2012, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.07% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

5

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from March 1, 2012 through August 31, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,001.90	$5.79
Hypothetical (5% return before expenses)	1,000.00	1,019.36	5.84

	Schneider Value Fund
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period*
Actual	$1,000.00	$960.10	$4.43
Hypothetical (5% return before expenses)	1,000.00	1,020.61	4.57

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 0.19% for the Schneider Small Cap Value Fund and -3.99% for the Schneider Value Fund.

6

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

August 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	20.6%	$12,933,495
Home Builders	10.7	6,707,630
Coal	9.7	6,091,481
Savings & Loans	6.8	4,266,275
Real Estate Investment Trusts	5.9	3,681,701
Commercial Services	5.5	3,421,109
Insurance	4.0	2,491,257
Semiconductors	3.8	2,401,488
Oil & Gas	3.3	2,043,943
Healthcare — Services	3.2	2,029,233
Real Estate	2.6	1,634,202
Telecommunications	1.8	1,125,470
Office Products	1.7	1,043,790
Retail	1.5	957,632
Internet	1.5	949,970
Software	1.4	906,459
Apparel	1.4	880,103
Chemicals	1.4	849,162
Industrial	1.3	830,986
Auto Manufacturers	1.3	808,314
Miscellaneous Manufacturing	1.1	690,934
Machinery — Diversified	1.0	603,659
Building Materials	0.9	564,563
Computers	0.8	504,097
Electronics	0.7	467,344
Household Durables	0.7	405,316
Food	0.4	273,804
Aerospace & Defense	0.4	249,240
Electric	0.3	213,319
Auto Parts	0.2	104,449
Diversified Financial Services	0.0	23,123
Securities Lending Collateral	13.0	8,161,485
Corporate Bonds	1.5	935,743
Exchange Traded Fund	0.3	170,139
Liabilities In Excess of Other Assets	(10.7)	(6,729,943)

NET ASSETS	100.0%	$62,690,972

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

August 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	26.8%	$11,726,168
Insurance	12.2	5,330,060
Home Builders	12.0	5,249,593
Oil & Gas	10.6	4,642,329
Coal	9.3	4,070,696
Lodging	4.7	2,047,192
Health Care — Services	3.5	1,543,373
Electric	2.8	1,243,390
Telecommunications	2.7	1,164,929
Automobile Parts & Equipment	2.6	1,129,519
Leisure Time	2.3	994,449
Automobile Manufacturers	2.2	938,568
Aerospace & Defense	1.8	781,473
Commercial Services	1.0	455,104
Electronics	0.8	357,048
Semiconductors	0.7	294,921
Computers	0.6	253,429
Securities Lending Collateral	17.1	7,494,851
Exchange Traded Fund	1.1	473,376
Liabilities In Excess of Other Assets	(14.8)	(6,471,473)

NET ASSETS	100.0%	$43,718,995

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

August 31, 2012

	Shares	Value

COMMON STOCKS — 95.9%
Aerospace & Defense — 0.4%
AAR Corp.	16,750	$249,240

Apparel — 1.4%
Barry (R.G.) Corp.	61,374	880,103

Auto Manufacturers — 1.3%
Navistar International Corp. * (a)	36,775	808,314

Auto Parts — 0.2%
Modine Manufacturing Co. *	14,900	104,449

Banks — 20.6%
First BanCorp/Puerto Rico *	355,582	1,358,323
First Horizon National Corp. (a)	309,690	2,774,822
MainSource Financial Group, Inc.	114,618	1,378,855
Popular Inc. *	195,295	3,093,465
Regions Financial Corp.	583,605	4,061,891
United Community Banks, Inc. *	19,470	155,371
Yadkin Valley Financial Corp *	39,560	110,768

		12,933,495

Building Materials — 0.9%
Builders FirstSource, Inc. * (a)	88,869	395,467
Norbord, Inc. *	10,490	169,096

		564,563

Chemicals — 1.4%
Ferro Corp. *	218,110	715,401
Spartech Corp. *	26,435	133,761

		849,162

Coal — 9.7%
Arch Coal, Inc. (a)	568,749	3,475,056
Cloud Peak Energy, Inc. *	148,745	2,616,425

		6,091,481

Commercial Services — 5.5%
Aegean Marine Petroleum Network, Inc.	97,385	662,218
Hudson Global Inc *	387,515	1,798,070
Insperity, Inc.	19,096	466,897
Monster Worldwide, Inc. * (a)	62,227	433,722
PHH Corp. * (a)	3,450	60,202

		3,421,109

	Shares	Value

Computers — 0.8%
Insight Enterprises, Inc. *	19,285	$346,359
Xyratex Ltd.	14,262	157,738

		504,097

Diversified Financial Services — 0.0%
Doral Financial Corp. *	21,410	23,123

Electric — 0.3%
GenOn Energy, Inc. *	84,316	213,319

Electronics — 0.7%
Kemet Corp. *	300	1,398
Pulse Electronics, Inc.	416,023	465,946

		467,344

Food — 0.4%
Sanderson Farms, Inc.	6,220	273,804

Healthcare - Services — 3.2%
Emeritus Corp. * (a)	67,851	1,358,377
Five Star Quality Care, Inc. *	141,830	670,856

		2,029,233

Home Builders — 10.7%
KB Home (a)	31,575	348,588
Meritage Homes Corp. *	90,625	3,377,594
NVR, Inc. *	3,600	2,981,448

		6,707,630

Household Durables — 0.7%
Standard Pacific Corp. * (a)	60,495	405,316

Industrial — 1.3%
FreightCar America, Inc.	46,372	830,986

Insurance — 4.0%
Assured Guaranty Ltd.	44,340	585,288
Axis Capital Holdings Ltd.	49,570	1,688,850
Employers Holdings, Inc.	11,910	217,119

		2,491,257

Internet — 1.5%
ICG Group, Inc. *	39,600	361,152
ModusLink Global Solutions, Inc. *	193,055	588,818

		949,970

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Continued)

August 31, 2012

	Shares	Value

Machinery - Diversified — 1.0%
Flow International Corp. *	42,682	$140,851
Terex Corp. *	20,970	462,808

		603,659

Miscellaneous Manfacturing — 1.1%
Orbotech, Ltd. *	83,045	690,934

Office Products — 1.7%
OfficeMax, Inc. * (a)	179,654	1,043,790

Oil & Gas — 3.3%
Penn Virginia Corp.	42,990	262,669
Willbros Group, Inc *	240,922	1,180,518
WPX Energy, Inc. *	38,510	600,756

		2,043,943

Real Estate — 2.6%
Forestar Group, Inc. *	61,883	890,496
Thomas Properties Group, Inc.	133,760	743,706

		1,634,202

Real Estate Investment Trusts — 5.9%
Chatham Lodging Trust.	21,745	304,647
FelCor Lodging Trust, Inc. *	153,591	712,662
NorthStar Realty Finance Corp. (a)	222,580	1,306,545
Redwood Trust, Inc.	42,900	614,757
Strategic Hotels & Resorts, Inc. *	121,818	743,090

		3,681,701

Retail — 1.5%
Brown Shoe Co., Inc. (a)	4,570	68,596
MarineMax, Inc. *	123,306	889,036

		957,632

Savings & Loans — 6.8%
First Financial Holdings, Inc.	105,296	1,345,683
Flagstar Bancorp, Inc. *	2,600,604	2,453,670
HomeStreet, Inc. * (a)	13,175	466,922

		4,266,275

Semiconductors — 3.8%
ATMI, Inc. *	41,439	783,611
Axcelis Technologies, Inc. *	335,218	351,979
International Rectifier Corp. *	6,220	108,290
Magnachip Semiconductor Corp. *	68,910	930,974
MEMC Electronic Materials, Inc. *	84,565	226,634

		2,401,488

	Shares	Value

Software — 1.4%
Take-Two Interactive Software, Inc. *	88,435	$906,459

Telecommunications — 1.8%
Aviat Networks, Inc. *	493,627	1,125,470

TOTAL COMMON STOCKS (Cost $51,850,516)		60,153,548

	Par (000)

CORPORATE BONDS — 1.5%
LandAmerica Financial Group, Inc. ‡ CONV 3.25%, 05/15/34	$69	11,636

Northstar Realty Finance Corp. ^ CONV 7.50%, 03/15/31	358	379,927
RAIT Financial Trust CONV 7.00%, 04/01/31	598	544,180

TOTAL CORPORATE BONDS (Cost $956,000)		935,743

	Shares

EXCHANGE TRADED FUND — 0.3%
Finance — 0.3%
iShares Russell 2000 Value Index Fund	2,366	170,139

TOTAL EXCHANGE TRADED FUND (Cost $169,839)		170,139

SECURITIES LENDING COLLATERAL — 13.0%
BlackRock Liquidity Fund	8,161,485	8,161,485

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,161,485)		8,161,485

TOTAL INVESTMENTS — 110.7% (Cost $61,137,840)		69,420,915

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.7)%		(6,729,943)

NET ASSETS — 100.0%		$62,690,972

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

August 31, 2012

*	Non-income producing.
(a)	All or a portion of the security is on loan. At August 31, 2012, the market value of securities on loan was $7,842,670.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of the RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of August 31, 2012, this holding amounted to $11,636 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of August 31, 2012, this security amounted to $379,927 or 0.6% of net assets.
CONV	Convertible

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

August 31, 2012

	Shares	Value

COMMON STOCKS — 96.6%
Aerospace & Defense — 1.8%
Boeing Co. (The)	10,945	$781,473

Automobile Manufacturers — 2.2%
Navistar International Corp. *(a)	42,701	938,568

Automobile Parts & Equipment — 2.6%
Magna International, Inc. (a)	26,110	1,129,519

Banks — 26.8%
Citigroup, Inc.	58,804	1,747,067
Huntington Bancshares, Inc.	111,340	734,844
JPMorgan Chase & Co.	61,030	2,266,654
KeyCorp	50,210	423,270
PNC Financial Services Group, Inc.	9,950	618,492
Regions Financial Corp.	223,515	1,555,664
SunTrust Banks, Inc.	122,154	3,074,616
Wells Fargo & Co.	38,365	1,305,561

		11,726,168

Coal — 9.3%
Arch Coal, Inc. (a)	288,110	1,760,352
Consol Energy, Inc.	14,240	430,048
Peabody Energy Corp.	86,930	1,880,296

		4,070,696

Commercial Services — 1.0%
Aegean Marine Petroleum Network, Inc.	66,927	455,104

Computers — 0.6%
Dell, Inc. *	23,931	253,429

Electric — 2.8%
FirstEnergy Corp.	9,121	398,588
GenOn Energy, Inc. *	333,914	844,802

		1,243,390

Electronics — 0.8%
Avnet, Inc. *	11,085	357,048

Health Care - Services — 3.5%
Brookdale Senior Living, Inc. *	71,025	1,543,373

	Shares	Value

Home Builders — 12.0%
KB Home (a)	72,810	$803,822
NVR, Inc. *	2,919	2,417,458
Toll Brothers, Inc. *	61,990	2,028,313

		5,249,593

Insurance — 12.2%
ACE Ltd.	22,805	1,681,413
Allstate Corp., (The)	33,365	1,243,847
Assured Guaranty Ltd.	64,006	844,879
Axis Capital Holdings Ltd.	15,375	523,826
Genworth Financial, Inc., Class A *	49,370	261,167
RenaissanceRe Holdings, Ltd.	4,595	354,964
WR Berkley Corp.	11,235	419,964

		5,330,060

Leisure Time — 2.3%
Carnival Corp.	28,675	994,449

Lodging — 4.7%
Marriott International, Inc., Class A (a)	42,520	1,602,154
Orient-Express Hotels, Ltd., Class A *	50,630	445,038

		2,047,192

Oil & Gas — 10.6%
BP PLC, SP ADR	9,245	388,845
Chesapeake Energy Corp. (a)	134,306	2,598,821
Devon Energy Corp.	15,935	921,521
Valero Energy Corp.	14,635	457,490
WPX Energy, Inc. *	17,670	275,652

		4,642,329

Semiconductors — 0.7%
MEMC Electronic Materials, Inc. *	110,045	294,921

Telecommunications — 2.7%
Cisco Systems, Inc.	61,055	1,164,929

TOTAL COMMON STOCKS (Cost $39,114,303)		42,222,241

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (Concluded)

August 31, 2012

	Shares	Value

EXCHANGE TRADED FUND — 1.1%
Finance — 1.1%
iShares Russell 1000 Value Index Fund	6,726	$473,376

TOTAL EXCHANGE TRADED FUND (Cost $438,148)		473,376

SECURITIES LENDING COLLATERAL — 17.1%
BlackRock Liquidity Fund	7,494,851	7,494,851

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,494,851)		7,494,851

TOTAL INVESTMENTS — 114.8% (Cost $47,047,302)		50,190,468

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.8)%		(6,471,473)

NET ASSETS — 100.0%		$43,718,995

*	Non-income producing.
(a)	All or a portion of the security is on loan. At August 31, 2012, market value of securities on loan was $7,327,579.
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

August 31, 2012

	Schneider Small Cap Value Fund	Schneider Value Fund
ASSETS
Investments, at value †^	$69,420,915	$50,190,468
Cash and cash equivalents	1,251,588	932,658
Receivables
Investments sold	425,451	646,809
Dividends and interest	55,487	74,190
Prepaid expenses and other assets	20,316	20,790

Total assets	71,173,757	51,864,915

LIABILITIES
Payables
Securities lending collateral	8,161,485	7,494,851
Investments purchased	190,016	402,743
Capital shares redeemed	23,697	167,129
Investment adviser	29,155	7,739
Other accrued expenses and liabilities	78,432	73,458

Total liabilities	8,482,785	8,145,920

Net Assets	$62,690,972	$43,718,995

NET ASSETS CONSIST OF
Par value	$3,896	$3,423
Paid-in capital	61,781,192	177,934,002
Undistributed/accumulated net investment income/(loss)	(428,048)	339,818
Accumulated net realized loss from investments	(6,949,143)	(137,701,414)
Net unrealized appreciation on investments	8,283,075	3,143,166

Net Assets	$62,690,972	$43,718,995

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,895,796	3,422,548

Net asset value, offering and redemption price per share	$16.09	$12.77

† Investment in securities, at cost	$61,137,840	$47,047,302

^ Includes market value of securities on loan	$7,842,670	$7,327,579

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

Statements of Operations

For the Year Ended August 31, 2012

	Schneider Small Cap Value Fund	Schneider Value Fund
Investment Income
Dividends †	$249,025	$813,220
Securities Lending Income	18,197	12,405
Interest	69,410	498

Total investment income	336,632	826,123

Expenses
Advisory fees	664,844	378,150
Administration and accounting fees	121,962	116,640
Transfer agent fees	64,343	49,686
Professional fees	46,983	44,952
Custodian fees	42,100	31,740
Directors’ and officers’ fees	24,365	23,114
Printing and shareholder reporting fees	21,391	16,298
Registration and filing fees	17,559	19,521
Insurance fees	7,496	7,178
Other expenses	2,562	2,239

Total expenses before waivers and reimbursements	1,013,605	689,518
Less: waivers and reimbursements	(248,925)	(203,216)

Net expenses after waivers and reimbursements	764,680	486,302

Net investment income/(loss)	(428,048)	339,821

Net realized and unrealized gain/(loss) from investments
Net realized gain from:
Investments	2,801,491	2,186,018
Net change in unrealized appreciation/(depreciation) on:
Investments	8,443,417	(818,237)

Net realized and unrealized gain/(loss) on investments	11,244,908	1,367,781

Net increase in net assets resulting from operations	$10,816,860	$1,707,602

† Net of foreign withholding taxes of	$—	$(5,717)

The accompanying notes are an integral part of the financial statements.

15

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statement of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment /(loss)	$(428,048)	$(295,329)
Net realized gain from investments	2,801,491	14,670,146
Net change in unrealized appreciation/(depreciation) from investments	8,443,417	(10,168,324)

Net increase in net assets resulting from operations	10,816,860	4,206,493

Capital transactions:
Proceeds from shares sold	2,521,948	10,426,285
Redemption fees *	29,495	38,347
Shares redeemed	(20,375,734)	(18,215,631)

Net decrease in net assets from capital share transactions	(17,824,291)	(7,750,999)

Total decrease in net assets	(7,007,431)	(3,544,506)

Net assets:
Beginning of year	69,698,403	73,242,909

End of year	$62,690,972	$69,698,403

Undistributed net investment income loss, end of year	$(428,048)	$—

Share transactions:
Shares sold	177,643	611,631
Shares redeemed	(1,368,760)	(1,078,301)

Total share transactions	(1,191,117)	(466,670)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

16

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statement of Changes in Net Assets

	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income	$339,821	$296,013
Net realized gain from investments	2,186,018	6,786,123
Net change in unrealized appreciation/(depreciation) from investments	(818,237)	4,076,106

Net increase in net assets resulting from operations	1,707,602	11,158,242

Dividends and distributions to shareholders from:
Net investment income	(296,010)	(632,891)

Net decrease in net assets from dividends and distributions to shareholders	(296,010)	(632,891)

Capital transactions:
Proceeds from shares sold	1,030,485	6,780,726
Reinvestment of distributions	286,585	547,560
Redemption fees *	249	694
Shares redeemed	(26,949,644)	(48,867,458)

Net decrease in net assets from capital share transactions	(25,632,325)	(41,538,478)

Total decrease in net assets	(24,220,733)	(31,013,127)

Net assets:
Beginning of year	67,939,728	98,952,855

End of year	$43,718,995	$67,939,728

Undistributed net investment income, end of year	$339,818	$296,007

Share transactions:
Shares sold	82,574	469,105
Dividends and distributions reinvested	24,042	38,807
Shares redeemed	(2,119,352)	(3,514,120)

Total share transactions	(2,012,736)	(3,006,208)

*	There is a 1.00% redemption fee on shares redeemed which have been held less than one year in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

17

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Years Ended August 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$13.70	$13.19	$12.34	$14.54	$19.06

Net investment income/(loss)	(0.11)	(0.06)	(0.11)	0.12	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.49	0.56	1.01	(2.20)	(3.81)

Net increase/(decrease) in net assets resulting from operations	2.38	0.50	0.90	(2.08)	(3.65)

Dividends and distributions to shareholders from:
Net investment income	—	—	(0.07)	(0.18)	(0.32)
Net realized capital gains	—	—	—	— (1)	(0.55)

Total dividends and distributions to shareholders	—	—	(0.07)	(0.18)	(0.87)

Redemption fees	0.01	0.01	0.02	0.06	— (1)

Net asset value, end of year	$16.09	$13.70	$13.19	$12.34	$14.54

Total investment return(2)	17.45%	3.87%	7.48%	(13.20)%	(19.78)%

Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$62,691	$69,698	$73,243	$98,283	$91,691
Ratio of expenses to average net assets(3)	1.15%	1.15%	1.15%	1.14%	1.10%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.52%	1.40%	1.43%	1.42%	1.49%
Ratio of net investment income/(loss) to average net assets(3)	(0.64)%	(0.33)%	(0.65)%	0.97%	0.92%
Portfolio turnover rate	67.85%	59.18%	83.39%	122.36%	116.34%

(1)	Amount is less than $0.005 per share.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Reflects waivers and reimbursements.

The accompanying notes are an integral part of the financial statements.

18

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Years Ended August 31,
	2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of year	$12.50	$11.72	$12.14	$16.37	$23.13

Net investment income	0.10	0.07	0.08	0.34	0.37
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	0.23	0.80	(0.23)	(4.14)	(5.89)

Net increase/(decrease) in net assets resulting from operations	0.33	0.87	(0.15)	(3.80)	(5.52)

Dividends and distributions to shareholders from:
Net investment income	(0.06)	(0.09)	(0.27)	(0.43)	(0.14)
Net realized capital gains	—	—	—	—	(1.10)

Total dividends and distributions to shareholders	(0.06)	(0.09)	(0.27)	(0.43)	(1.24)

Redemption fees(1)	—	—	—	—	—

Net asset value, end of year	$12.77	$12.50	$11.72	$12.14	$16.37

Total investment return(2)	2.67%	7.35%	(1.30)%	(22.06)%	(25.05)%

Ratio/Supplemental Data
Net assets, end of year (000’s omitted)	$43,719	$67,940	$98,953	$118,467	$225,036
Ratio of expenses to average net assets(3)	0.90%	0.90%	0.90%	0.88%	0.85%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.28%	1.07%	1.03%	1.14%	1.09%
Ratio of net investment income to average net assets(3)	0.63%	0.31%	0.52%	2.24%	1.61%
Portfolio turnover rate	55.87%	67.80%	79.30%	107.13%	101.98%

(1)	Amount is less than $0.005 per share.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Reflects waivers and reimbursements.

The accompanying notes are an integral part of the financial statements.

19

THE SCHNEIDER FUNDS

Notes to Financial Statements

August 31, 2012

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

The following summary of the inputs used, as of August 31, 2012, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks *	$60,153,548	$60,153,548	$—	$—
Corporate Bonds	935,743	—	924,107	11,636
Exchange Traded Fund	170,139	170,139	—	—
Securities Lending Collateral	8,161,485	—	8,161,485	—

Total	$69,420,915	$60,323,687	$9,085,592	$11,636

Value Fund

	Total Value as of August 31, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$42,222,241	$42,222,241	$—	$—
Exchange Traded Fund	473,376	473,376	—	—
Securities Lending Collateral	7,494,851	—	7,494,851	—

Total	$50,190,468	$42,695,617	$7,494,851	$—

* Please refer to the Portfolio of Investments for industry and security type breakouts.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments

21

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay

22

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

SCM has contractually agreed to waive its management fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. For the year ended August 31, 2012, investment advisory fees and waivers of expenses were as follows:

	Gross Advisory Fees	Waivers	Net Advisory Fees
Schneider Small Cap Value Fund	$664,844	$(248,925)	$415,919
Schneider Value Fund	378,150	(203,216)	174,934

The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, and is subject to certain minimum monthly fees.

Included in the administration and accounting services fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

23

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

Foreside Funds Distributor LLC, formerly known as BNY Mellon Distributors LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the year ended August 31, 2012 was $23,875. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the year ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Small Cap Value Fund	$44,603,477	$63,357,672
Value Fund	29,825,099	56,188,105

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Value Fund	$64,371,427	$12,985,512	$(7,936,024)	$5,049,488
Value Fund	52,445,933	8,995,018	(11,250,483)	(2,255,465)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

24

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains
Small Cap Value Fund	$—	$—
Value Fund	339,818	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal years ended August 31, 2012 and 2011 were as follows:

		Ordinary Income	Long-Term Gains	Total
Small Cap Value Fund	2012	$ —	$—	$—
	2011	—	—	—
Value Fund	2012	296,010	—	296,010
	2011	632,891	—	632,891

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2012, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2012.

For the fiscal year ended August 31, 2012, the Funds deferred to September 1, 2012, the following losses:

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Small Cap Value Fund	$428,048	$—	$—
Value Fund	—	—	—

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Funds’ first fiscal year end subject to the Modernization Act is August 31, 2012.

25

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

August 31, 2012

As of August 31, 2012, the Funds had the following pre-enactment net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Small Cap Value Fund	$—	$—	$3,715,556	$—	$3,715,556
Value Fund	11,248,795	75,945,572	42,948,995	2,159,421	132,302,783

During the fiscal year ended August 31, 2012, the Small Cap Value Fund and Value Fund utilized $4,027,546 and $561,602 of pre-enactment capital loss carryforwards, respectively.

The following table shows amounts of post-enactment capital loss carryforwards, if any, by each of the applicable Funds, which have an unlimited period of capital loss carryforward, as of August 31, 2012:

	Short-Term	Long-Term
Small Cap Value Fund	$ —	$—
Value Fund	—	—

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of August 31, 2012 and the income received for the year ended August 31, 2012 were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
Small Cap Value Fund	$7,842,670	$8,161,485	$18,197
Value Fund	7,327,579	7,494,851	12,405

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

THE SCHNEIDER FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The RBB Fund, Inc. and Shareholders of the Schneider Small Cap Value Fund and the Schneider Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schneider Small Cap Value Fund and the Schneider Value Fund, separately managed portfolios of The RBB Fund, Inc. (the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Pricewaterhouse Coopers, LLP

October 26, 2012

27

THE SCHNEIDER FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon each Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2012. During the fiscal year ended August 31, 2012, the tax character of distributions paid by the Funds were as follows:

Ordinary Income Dividend
Small Cap Value Fund	$—
Value Fund	296,010

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For the Value Fund, the percentage of ordinary income dividends qualifying for the 15% dividend income tax rate is 100.00%.

For the Value Fund, the percentage of ordinary income dividends qualifying for the corporate dividends received deduction is 100.00%.

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

28

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting Results

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including PricewaterhouseCoopers LLP, which serves as the independent registered public accounting firm of the Funds.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 1,015,484,479.979 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Numbers of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giordano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

29

THE SCHNEIDER FUNDS

Other Information (Continued)

(Unaudited)

With respect to the ratification of the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the Meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	902,427,675	2,958,737	4,987,324

Approval of Investment Advisory Agreement

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the renewal of the investment advisory agreements between SCM and the Company (the “Advisory Agreements”) on behalf of the Funds at a meeting of the Board held on May 16, 2012 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreements for additional one-year terms. The Board’s decision to approve the Advisory Agreements reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreements, the Board considered information provided by SCM with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the renewal and approval of the Advisory Agreements between the Company and Schneider Capital with respect to the Funds, the Directors took into account all the materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of SCM’s services provided to the Funds; (ii) descriptions of the experience and qualifications of SCM’s personnel providing those services; (iii) SCM’s investment philosophies and processes; (iv) SCM’s assets under management and client descriptions; (v) SCM’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) SCM’s current advisory fee arrangements with the Company and other similarly managed clients; (vii) SCM’s compliance procedures; (viii) SCM’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; (x) a report prepared by Lipper, Inc. (“Lipper”) comparing each Fund’s management fees and total expense ratio to those of its Lipper peer group and comparing the performance of each Fund to the performance of its Lipper peer group; and (xi) a report comparing the performance of each Fund to the performance of its benchmark.

As part of their review, the Directors considered the nature, extent and quality of the services provided by SCM. The Directors concluded that SCM had substantial resources to provide services to the Funds and that SCM’s services had been acceptable.

30

THE SCHNEIDER FUNDS

Other Information (Concluded)

(Unaudited)

The Directors also considered the investment performance of the Funds and SCM. Information on the Funds’ investment performance was provided for one, two, three, four and five-year periods ended February 29, 2012. The Directors considered Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of each of the Funds as compared to their respective benchmarks and Lipper peer groups was acceptable. In reaching this conclusion, the Directors noted that while the performance of each Fund was the lowest in its respective peer group for the one-year period, each Fund’s performance exceeded its Lipper peer group median for the three-year period.

The Board of Directors also considered the advisory fee rates payable by the Funds under the Investment Advisory Agreements. In this regard, information on the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the advisory fees, after waivers, and actual total expenses of the Funds were lower than their respective peer group medians. In addition, the Directors noted that SCM had contractually agreed to waive management fees and reimburse expenses through December 31, 2012 to limit total annual operating expenses to agreed upon levels for each Fund.

After reviewing the information regarding SCM’s costs, profitability and economies of scale, and after considering SCM’s services, the Directors concluded that the investment advisory fees paid by the Funds were fair and reasonable and that the Advisory Agreements should be approved and continued for additional one-year periods ending August 16, 2013.

31

THE SCHNEIDER FUNDS

Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (888) 520-3277

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)

32

THE SCHNEIDER FUNDS

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INDEPENDENT DIRECTORS
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)
INTERESTED DIRECTORS[2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

33

THE SCHNEIDER FUNDS

Fund Management (Concluded)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a senior officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

34

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Investment Adviser

Schneider Capital Management

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Schneider Funds

of the RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

ANNUAL REPORT August 31, 2012

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Dear Shareholder:

We would like to take this opportunity to thank you for your support. We are grateful for the confidence you have placed in us since the Fund’s inception.

The second quarter of 2012 began with U.S. equities continuing to give back some of the gains achieved earlier in the calendar year. In the days leading up to August 31, 2012, markets continued to be shaken by European debt issues and by U.S. economic data. Monetary policy and fiscal policy have also come front and center as the debates continue over the ultimate success of quantitative easing and U.S. election outcomes. The resulting global uncertainty has created more volatile and linked markets around the world.

As we consider recent events and ponder what may lay ahead, we know with more clarity that world events certainly affect the U.S. markets. We do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and sales, business plans and investment and ultimately success or failure are more correlated to global events than ever in history. As such, we must keep an eye on such events throughout the coming months and years.

In addition to these global and political drivers, companies are unique in how each prepares, responds and survives the impact of world events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”) approach is effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, more consistent and reliable returns with smaller drawdowns and adds increased diversification when combined with other investment strategies. Our approach takes into account each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than the cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the S&P 500® Index over a market cycle while reducing overall volatility or risk.

The Fund’s shares rose 1.80% for the period February 29, 2012 (inception) through August 31, 2012 and rose 5.27% for the quarter ended August 31, 2012. While the Fund lagged the S&P 500® Index on an absolute return basis, on a risk-adjusted basis the strategy performed well: 5.27% for the Fund vs. 4.93% for the S&P 500® Index (7.93% multiplied by the beta of the Fund, 0.62) for the quarter ended August 31, 2012.

Financial markets are always unpredictable but there are several time-tested investment principles that may help put the odds in your favor. We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio doesn’t eliminate risk, it can considerably lessen the effect of market volatility.

1

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Annual Investment Adviser’s Report (Continued)

August 31, 2012

(Unaudited)

While we are optimistic about the opportunities within the U.S. equity market, we remain laser focused on monitoring the risk of individual companies and the overall portfolio. During these times of uncertainty and volatility, we believe, for U.S. equity exposure, the Summit Global Investments U.S. Low Volatility Equity Fund approach is warranted.

Sincerely,

Summit Global Investments, LLC

2

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Annual Investment Adviser’s Report

August 31, 2012

(Unaudited)

Comparison of Change in Value of $1,000,000 Investment in Summit Global Investments U.S. Low Volatility Equity

Fund - Class I Shares

vs. S&P 500® Index

This chart assumes a hypothetical $1,000,000 minimum initial investment in the Fund’s Class I Shares made on February 29, 2012 (commencement of operations) and reflects Fund expenses. Investors should note that the Fund is an actively managed mutual fund while the S&P 500® Index is unmanaged, does not incur expenses and is not available for investment.

Total Returns as of August 31, 2012*
Since Inception
Summit Global Investments U.S. Low Volatility Equity Fund - Class I Shares**	1.80%
S&P 500® Index***	2.99%

*	Not annualized.
**	Inception date of the Fund is February 29, 2012.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

3

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Annual Investment Adviser’s Report (Concluded)

August 31, 2012

(Unaudited)

The Fund applies a 1.50% fee to the value of shares redeemed within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance quoted reflects fees waived in effect and would have been less in their absense. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated February 29, 2012, are 1.68% and 0.98% of average daily net assets for Class I Shares. These rates may fluctuate and may differ from the actual expenses incurred by the Fund for the period covered by this report. For the period March 1, 2012 through March 1, 2013, the Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 0.98% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until March 1, 2013, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on February 29, 2012 (commencement of operations) to $10.18 per share on August 31, 2012.

The Fund invests in common stock, preferred stocks, warrants to aquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

4

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2012 through August 31, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Expense Examples (Concluded)

(Unaudited)

	Class I Shares
	Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Expenses Paid During Period
Actual*	$1,000.00	$1,018.00	$4.94
Hypothetical (5% return before expenses)	1,000.00	1,020.21	4.95

*

Expenses are equal to an annualized expense ratio for the six month period ended August 31, 2012 of 0.98% for Class I Shares for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 366 to reflect the period. The Fund’s ending account values on the first line in the table is based on the actual six month total returns for the Fund of 1.80% for Class I Shares.

6

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

August 31, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund.

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Food Products	11.3%	$406,251
Pharmaceuticals	8.2	294,976
Health Care Providers & Services	7.5	271,852
Diversified Telecommunication	7.4	268,626
Electric Utilities	7.2	258,314
Commercial Services & Supplies	6.7	241,607
Multiline Retail	6.2	222,003
Health Care Equipment & Supplies	4.0	144,383
Information Technology	3.9	140,195
Household Products	3.8	138,602
Food & Staples Retailing	3.6	129,646
Distributors	3.6	128,846
Energy	3.5	127,571
Internet Software & Services	3.4	122,035
IT Services	3.0	106,860
Financials	1.6	56,658
Environmental Control	1.5	52,535
Hotels Restaurants & Leisure	1.3	48,325
Chemicals	1.1	38,796
Real Estate Investment Trusts	0.9	34,103
Thrifts & Mortgage Finance	0.7	26,214
Multi-Utilities	0.5	18,854
Insurance	0.4	15,374
Oil, Gas & Consumable Fuels	0.2	7,749
Materials	0.2	7,602
Containers & Packaging	0.2	7,243
Media	0.1	5,001
Airlines	0.1	3,576
Electronic Equip. & Instruments	0.1	3,168
Biotechnology	0.1	2,884
Specialty Retail	0.1	2,768
Aerospace & Defense	0.1	2,444
Air Freight & Logistics	0.1	2,214
Other Assets in Excess of Liabilities	7.4	265,173

NET ASSETS	100.0%	$3,602,448

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

August 31, 2012

	Number of Shares	Value
COMMON STOCKS - 92.6%
Aerospace & Defense — 0.1%
Rockwell Collins, Inc.	50	$2,444

Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	30	2,214

Airlines — 0.1%
Southwest Airlines Co.	400	3,576

Biotechnology — 0.1%
Gilead Sciences, Inc.*	50	2,884

Chemicals — 1.1%
International Flavors & Fragrances, Inc.	50	3,026
Sherwin-Williams Co., (The)	250	35,770

		38,796

Commercial Services & Supplies — 6.7%
H&R Block, Inc.	8,050	133,308
Waste Management, Inc.	3,030	104,777
Western Union Co., (The)	200	3,522

		241,607

Containers & Packaging — 0.2%
Ball Corp.	100	4,217
Bemis Co., Inc.	100	3,026

		7,243

Distributors — 3.6%
Genuine Parts Co.	2,040	128,846

Diversified Telecommunication — 7.4%
AT&T, Inc.	3,700	135,568
CenturyLink, Inc.	70	2,958
Omnicom Group, Inc.	50	2,568
Verizon Communications, Inc.	2,970	127,532

		268,626

	Number of Shares	Value
Electric Utilities — 7.2%
CMS Energy Corp.	150	$3,461
PPL Corp.	131	3,853
Southern Co., (The)	2,750	124,658
Xcel Energy, Inc.	4,530	126,342

		258,314

Electronic Equip. & Instruments — 0.1%
FLIR Systems, Inc.	160	3,168

Energy — 3.5%
Spectra Energy Corp.	4,400	124,344
Williams Cos., Inc., (The)	100	3,227

		127,571

Environmental Control — 1.5%
Republic Services, Inc.	1,900	52,535

Financials — 1.6%
American Express Co.	50	2,915
Berkshire Hathaway, Inc., Class B*	30	2,530
CHUBB Corp. (The)	50	3,695
Cincinnati Financial Corp.	100	3,866
CME Group, Inc.	50	2,745
M&T Bank Corp.	50	4,345
Marsh & McLennan Cos., Inc.	1,070	36,562

		56,658

Food & Staples Retailing — 3.6%
Safeway, Inc.	200	3,130
SLM Corp.	200	3,150
Walgreen Co.	100	3,576
Wal-Mart Stores, Inc.	1,650	119,790

		129,646

Food Products — 11.3%
ConAgra Foods, Inc.	5,490	137,854
General Mills, Inc.	110	4,326

The accompanying notes are an integral part of the financial statements.

8

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Continued)

August 31, 2012

	Number of Shares	Value
Food Products — (Continued)
HJ Heinz Co.	40	$2,229
Hormel Foods Corp.	4,020	115,454
Kellogg Co.	2,800	141,820
Kraft Foods, Inc., Class A	110	4,568

		406,251

Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	40	2,347
Becton Dickinson and Co.	1,780	135,244
Covidien PLC (Ireland)	50	2,802
DENTSPLY International, Inc.	110	3,990

		144,383

Health Care Providers & Services — 7.5%
Aetna, Inc.	3,550	136,356
Cardinal Health, Inc.	100	3,955
Cigna Corp.	450	20,596
Coventry Health Care, Inc.	100	4,163
Humana, Inc.	1,450	101,616
UnitedHealth Group, Inc.	40	2,172
WellPoint, Inc.	50	2,994

		271,852

Hotels Restaurants & Leisure — 1.3%
McDonald’s Corp.	540	48,325

Household Products — 3.8%
Clorox Co., (The)	1,830	133,132
Colgate-Palmolive Co.	20	2,126
Kimberly-Clark Corp.	40	3,344

		138,602

Information Technology — 3.9%
Dell, Inc.*	300	3,177
Google, Inc., Class A*	200	137,018

		140,195

	Number of Shares	Value
Insurance — 0.4%
AON PLC (United Kingdom)	50	$2,598
Loews Corp.	110	4,472
Progressive Corp., (The)	160	3,125
Travelers Cos, Inc., (The)	80	5,179

		15,374

Internet Software & Services — 3.4%
Yahoo!, Inc.*	8,330	122,035

IT Services — 3.0%
Total System Services, Inc.	4,610	106,860

Materials — 0.2%
Newmont Mining Corp.	150	7,602

Media — 0.1%
Viacom, Inc., Class B	100	5,001

Multiline Retail — 6.2%
Family Dollar Stores, Inc.	70	4,455
GameStop Corp., Class A	200	3,816
Hasbro, Inc.	100	3,751
Kohl’s Corp.	80	4,176
Procter & Gamble Co., (The)	870	58,455
Target Corp.	2,180	139,716
VF Corp.	50	7,634

		222,003

Multi-Utilities — 0.5%
SCANA Corp.	350	16,576
Wisconsin Energy Corp.	60	2,278

		18,854

Oil, Gas & Consumable Fuels — 0.2%
Sunoco, Inc.	80	3,775
Tesoro Corp.	100	3,974

		7,749

Pharmaceuticals — 8.2%
Abbott Laboratories	60	3,932

The accompanying notes are an integral part of the financial statements.

9

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

August 31, 2012

	Number of Shares	Value
Pharmaceuticals — (Continued)
Bristol-Myers Squibb Co.	100	$3,301
Eli Lilly & Co.	80	3,593
Johnson & Johnson	30	2,023
McKesson Corp.	30	2,613
Mylan, Inc.*	150	3,535
Pfizer, Inc.	5,600	133,616
Watson Pharmaceuticals, Inc.*	1,750	142,363

		294,976

Real Estate Investment Trusts — 0.9%
American Tower Corp.	50	3,520
Apartment Investment & Management Co., Class A	140	3,707
AvalonBay Communities, Inc.	10	1,415
Boston Properties, Inc.	20	2,243
Equity Residential	40	2,416
Health Care REIT, Inc.	40	2,338
Kimco Realty Corp.	200	4,064
Plum Creek Timber Co., Inc.	110	4,502

	Number of Shares	Value
Real Estate Investment Trusts — (Continued)
Public Storage	50	$7,278
Ventas, Inc.	40	2,620

		34,103

Specialty Retail — 0.1%
Ross Stores, Inc.	40	2,768

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.	2,190	26,214

TOTAL COMMON STOCKS (Cost $3,239,900)		3,337,275

TOTAL INVESTMENTS - 92.6% (Cost $3,239,900)		3,337,275

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%		265,173

NET ASSETS - 100.0%		$3,602,448

*	Non-income producing.

REIT	Real Estate Investment Trusts
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

10

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Assets and Liabilities

August 31, 2012

ASSETS
Investments, at value (Cost $3,239,900)	$3,337,275
Cash	224,694
Receivables for:
Dividends	7,344
Receivable from Investment Adviser (See Note 2)	99,696
Prepaid expenses and other assets	3,942

Total assets	3,672,951

LIABILITIES
Payables for:
Audit fees	17,750
Transfer agent fees	15,480
Custodian fees	11,500
Printing fees	8,353
Administration and accounting fees	7,932
Legal fees	7,210
Directors’ and officers’ fees	2,047
Other accrued expenses and liabilities	231

Total liabilities	70,503

Net Assets	$3,602,448

NET ASSETS CONSISTS OF
Par Value	$354
Paid-in capital	3,469,780
Undistributed net investment income	12,290
Accumulated net realized gain from investments	22,649
Net unrealized appreciation on investments	97,375

Net Assets	$3,602,448

I SHARES:
Net Assets applicaple to Class I Shares	$3,602,448

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	353,811

Net asset value, offering and redemption price per share	$10.18

The accompanying notes are an integral part of the financial statements.

11

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Operations

For the Period Ended August 31, 2012(1)

INVESTMENT INCOME
Dividends	$19,630

Total investment income	19,630

EXPENSES
Administration and accounting fees (Note 2)	41,860
Transfer agent fees (Note 2)	39,355
Audit fees	17,750
Legal fees	17,651
Custodian fees (Note 2)	11,500
Printing and shareholder reporting fees	8,353
Advisory fees (Note 2)	5,241
Directors’ and officers’ fees	4,618
Registration and filing fees	875
Other expenses	2,743

Total expenses before waivers and reimbursements	149,946
Less: waivers and reimbursements (Note 2)	(142,606)

Net expenses after waivers and reimbursements	7,340

Net investment income	12,290

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Investments	22,649
Net change in unrealized appreciation on:
Investments	97,375

Net realized and unrealized gain from investments	120,024

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,314

(1)	The Fund commenced investment operations on February 29, 2012.

The accompanying notes are an integral part of the financial statements.

12

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statement of Changes in Net Assets

For the Period Ended August 31, 2012(1)

INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,290
Net realized gain from investments	22,649
Net change in unrealized appreciation on investments	97,375

Net increase in net assets resulting from operations	132,314

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares sold	3,597,193
Shares redeemed	(127,059)

Net increase in net assets from capital share transactions	3,470,134

Total increase in net assets	3,602,448

NET ASSETS
Beginning of period	—

End of period	$3,602,448

Undistributed net investment income, end of period	$12,290

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Shares sold	366,392
Shares redeemed	(12,581)

Net increase in shares	353,811

(1)	The Fund commenced investment operations on February 29, 2012.

The accompanying notes are an integral part of the financial statements.

13

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period ended August 31, 2012. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Period February 29, 2012 to August 31, 2012(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income	0.08	(2)
Net realized and unrealized gain from investments(3)	0.10

Total from operations	0.18

Net asset value, end of period	$10.18

Total investment return(4)	1.80	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	20.03	%(6)
Ratio of net investment income to average net assets	1.64	%(6)
Portfolio turnover rate	95	%(5)

(1)	The Fund commenced investment operations on February 29, 2012.
(2)	The selected per share data was calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements

August 31, 2012

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund (the “Fund”), which commenced investment operations on February 29, 2012. As of the date hereof, the Fund offers three classes of shares, Class A Shares, Retail Shares and Class I Shares. As of August 31, 2012, Class A Shares and Retail Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

Portfolio Valuation– The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

15

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

August 31, 2012

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at August 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$3,337,275	$3,337,275	—	—

* Please refer to Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For the period ended August 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

16

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

August 31, 2012

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S.federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

17

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

August 31, 2012

The Adviser has contractually agreed to waive management fees and reimburse expenses through March 1, 2013, to the extent that such expenses (excluding certain items discussed below) exceed 1.23% of the average daily net assets for Class A Shares and Retail Shares (Class A Shares and Retail Shares have not commenced operations as of August 31, 2012) and 0.98% of the average daily net assets for Class I Shares. In determining the Adviser’s obligation to waive management fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses,brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until March 1, 2013 and may not be terminated prior to March 1, 2013 without approval by the Company’s Board of Directors. For the period ended August 31, 2012, investment advisory fees accrued and waived were $5,241 and expenses reimbursed by the Adviser were $137,365.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing these services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum monthly fees and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodian services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Foreside Funds Distributors LLC (the “Underwriter”), formerly known as BNY Mellon Distributors, LLC, serves as the principal underwriter and distributor of Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended August 31, 2012 was $1,884. Certain employees of BNY are Officers of the Company. They are not compensated by the Fund or the Company.

18

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Continued)

August 31, 2012

4. Investment in Securities

For the period ended August 31, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$4,912,409	$1,695,158

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$3,239,900

Gross unrealized appreciation	$125,948
Gross unrealized depreciation	(28,573)

Net unrealized appreciation	$97,375

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

19

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Financial Statements (Concluded)

August 31, 2012

As of August 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$34,939	$—	$97,375

There were no differences between the book and tax basis components of distributable earnings. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2012 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act is August 31, 2012. During the fiscal period ended August 31, 2012, the Fund did not have any capital loss carry forwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the

The RBB Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Summit Global Investments U.S. Low Volatility Equity Fund (one of the series constituting The RBB Fund, Inc.) (the “Fund”) as of August 31, 2012, and the related statement of operations, statement of changes in net assets, and financial highlights for the period February 29, 2012 (commencement of operations) to August 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Summit Global Investments U.S. Low Volatility Equity Fund of The RBB Fund, Inc. at August 31, 2012, and the results of its operations, the changes in its net assets, and its financial highlights for the period February 29, 2012 (commencement of operations) to August 31, 2012, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 26, 2012

21

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Shareholder Tax Information

(Unaudited)

Certain tax information is required to be provided to shareholders based upon the Fund’s income and distributions for the taxable year ended August 31, 2012. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2012. During the fiscal year ended August 31, 2012, the Fund did not pay any ordinary income dividends or long-term capital gain dividends to its shareholders. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2012. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2013.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

22

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent six-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Trust’s Forms N-Q will be available on the Sac’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Meeting Results

A special meeting of shareholders of the Company was held on June 19, 2012 to approve: (i) the election of the full Board of Directors of the Company, and (ii) to ratify the selection of the Company’s independent registered public accounting firms, including Ernst&Young LLP, which serves as the independent registered public accounting firm of the Fund.

Company shareholders of record on April 20, 2012 (the “Record Date”) were eligible to vote at the meeting. As of the Record Date, the number of shares of the Company that were issued and outstanding were 1,111,488,316.856 of which 96,003,836.877 shares represented issued and outstanding shares of the Company entitled to vote on the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm of the Company. A plurality of the votes cast at the meeting approved the election of each Director nominee by the following votes:

Name of Candidate	Number of Votes For	Number of Votes Withheld
Julian A. Brodsky	951,204,611	28,357,564
Robert Sablowsky	965,615,964	13,946,212
Jay F. Nusblatt	966,251,189	13,310,986
J. Richard Carnall	965,886,571	13,675,604
Nicholas A. Giodano	966,276,053	13,286,123
Arnold M. Reichman	966,229,818	13,332,358
Robert A. Straniere	966,003,754	13,558,422
Gregory P. Chandler	966,628,811	12,933,365

23

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information (Continued)

(Unaudited)

With respect to the ratification of the selection of Ernst & Young LLP as an independent registered public accounting firm for the Company for the fiscal year ending August 31, 2012, a majority of the votes cast at the meeting that were eligible to vote on this proposal approved the proposal as follows:

	Number of Votes For the Resolution	Number of Votes Against the Resolution	Abstained
To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending August 31, 2012	68,038,323	352,417	797,699

Approval of Investment Advisory Agreement

As required by the Investment Company Act, the Board of Directors (the “Board”) of Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between Summit and the Company (the “Advisory Agreement”), on behalf of the Fund, at a meeting of the Board held on December 8, 2011 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an initial period ending August 16, 2013. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to engage Summit to provide advisory services to the Fund pursuant to the terms of the Advisory Agreement. In approving the Advisory Agreement, the Board considered information provided by Summit with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Advisory Agreement with Summit, the Directors took into account all materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by Summit; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Summit’s investment philosophies and processes; (iv) Summit’s assets under management and client descriptions; (v) Summit’s trade allocation policies; (vi) Summit’s proposed advisory fee arrangements with the Company and other similarly managed clients; (vii) Summit’s proposed advisory fee as compared to other similarly managed funds; (viii) Summit’s compliance procedures; (ix) Summit’s financial information and insurance coverage; (x) the extent to which economies of scale are relevant to the Fund; and (xi) performance information provided by Summit regarding similarly managed accounts.

24

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Other Information (Concluded)

(Unaudited)

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by Summit. The Directors concluded that Summit had substantial resources to provide services to the Fund.

The Board of Directors also considered the advisory fee rate payable by the Fund under the proposed Advisory Agreement. In this regard, the Directors noted that Summit had contractually agreed to waive management fees and reimburse expenses for the Fund’s first year of operations to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding Summit’s costs, profitability and economies of scale, and after considering the services to be provided by Summit, the Directors concluded that the investment advisory fees to be paid by the Fund to Summit were fair and reasonable and that the Advisory Agreement should be approved for an initial period ending August 16, 2013.

25

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Management

(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (855) 744-8500.

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
DISINTERESTED DIRECTORS
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Director and Vice Chairman, Comcast Corporation (cable television and communications) from 1969 to 2011.	18	AMDOCS Limited (service provider to telecommunications companies)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004	18	None
Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/66	Director	2012 to present	Since May 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from February 2003-April 2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment Banking/ brokerage).	18	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

26

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company); Wilmington Funds; (registered investment company); WT Mutual Fund (registered investment company) (until March 2012)
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Co-Founder and Chief Executive Officer, Lifebooker, LLC, from 2006 to present.	18	None
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; from 1980 to present, Founding Partner, Straniere Law Group; from 2006 to 2008, President, The New York City Hot Dog Company.	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

27

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Management (Continued)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
INTERESTED DIRECTORS [2]
Jay F. Nusblatt 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/61	Director	2012 to present	Since July 2010, Head of U.S. Fund Accounting and Administration, BNY Mellon Asset Servicing; from 2006 to July 2010, Senior Vice President, Fund Accounting and Administration, PNC Global Investment Servicing.	18	None
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Vice President and prior thereto, Executive Vice President of Oppenheimer & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)

28

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Fund Management (Concluded)

(Unaudited)

Name, Address, and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served [1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director
OFFICERS
Salvatore Faia, JD, CPA, CFE Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; and Director of EIP Growth and Income Fund since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company)	N/A	N/A
Michael P. Malloy One Logan Square, Ste. 2000 Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm)	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.

[1]

Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. The Board has approved a waiver of the policy with respect to Mr. Brodsky. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

[2]

Messrs. Sablowsky and Nusblatt are considered “interested persons” of the Company as that term is defined in the 1940 Act and are referred to as “Interested Directors.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as a officer of Oppenheimer & Co., Inc., a registered broker-dealer. Mr. Nusblatt is considered an “Interested Director” of the Company by virtue of his position as the Head of U.S. Fund Accounting and Administration at BNY Mellon Asset Servicing, administrator and accounting agent and transfer agent to the Company.

29

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Investment Adviser
Summit Global Investments, LLC
189 North, Hwy 89
Suite 144
North Salt Lake, UT 84054
Administrator
BNY Mellon Investment Servicing (US) Inc.
301Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Principal Underwriter	SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND of
Foreside Funds Distributors LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312
Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286	The RBB Fund, Inc.
Independent Registered Public Accounting Firm	Class I Shares ANNUAL REPORT August 31, 2012
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103
Legal Counsel
Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000

This report is submitted for the general information of the shareholders of the Summit Global Investments U.S. Low Volatility Equity Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Summit Global Investments U.S. Low Volatility Equity Fund.

Philadelphia, PA 19103-6996

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Julian A. Brodsky, Gregory P. Chandler and Nicholas A. Giordano are the registrant’s audit committee financial experts and each of them is “independent.”

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

	Fiscal Year 2012	Fiscal Year 2011
PricewaterhouseCoopers LLP	$195,275	$219,900
Ernst & Young LLP	$258,225	$188,780
Aggregate Fees	$453,500	$408,680

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2011 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

	Fiscal Year 2012	Fiscal Year 2011
PricewaterhouseCoopers LLP	$0	$2,680
Ernst & Young LLP	$12,375	$11,780
Aggregate Fees	$12,375	$14,460

These fees were for the review of excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2012.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval of Audit and Permitted Non-Audit Services

1.

Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.

Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.

Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not Applicable

(c) 100%

(d) Not Applicable

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

	Fiscal Year 2012	Fiscal Year 2011
PricewaterhouseCoopers LLP	$0	$0
Ernst & Young LLP	$96,875	$90,280
Aggregate Fees	$96,875	$90,280

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	11/06/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	11/06/2012

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	11/06/2012

* Print the name and title of each signing officer under his or her signature.